UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company 1 Iron Street, Boston, MA	02210
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:(415) 670-2000

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.59%

ADVERTISING — 0.67%
Affinion Group Inc.
7.88%, 12/15/18 (Call 12/15/14)	$100	$87,875
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[a,b]	150	158,250
11.00%, 08/15/18 (Call 09/02/14)[a]	200	181,750
Visant Corp.
10.00%, 10/01/17 (Call 09/02/14)	150	145,500

		573,375
AEROSPACE & DEFENSE — 0.55%
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 05/15/16)[a,b]	200	206,000
Meccanica Holdings USA Inc.
6.25%, 07/15/19[a]	150	164,812
Sequa Corp.
7.00%, 12/15/17 (Call 09/02/14)[a]	100	96,986

		467,798
AIRLINES — 0.43%
Continental Airlines Inc. 2012-3 Pass Through Trust
6.13%, 04/29/18	150	158,438
US Airways Group Inc.
6.13%, 06/01/18	200	209,374

		367,812
APPAREL — 0.11%
Nine West Holdings Inc.
8.25%, 03/15/19[a]	100	96,250

		96,250
AUTO MANUFACTURERS — 1.47%
Chrysler Group LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 06/15/15)	650	692,250
General Motors Co.
3.50%, 10/02/18	350	352,625
Jaguar Land Rover Automotive PLC
4.13%, 12/15/18[a]	200	202,500

		1,247,375
AUTO PARTS & EQUIPMENT — 0.84%
Allison Transmission Inc.
7.13%, 05/15/19 (Call 05/15/15)[a]	100	105,500
Chassix Inc.
9.25%, 08/01/18 (Call 08/01/15)[a]	100	106,250
Dana Holding Corp.
6.50%, 02/15/19 (Call 02/15/15)	100	104,033
Pittsburgh Glass Works LLC
8.00%, 11/15/18 (Call 11/15/15)[a]	75	80,625
Schaeffler Finance BV
7.75%, 02/15/17[a,b]	200	221,500

Security	Principal (000s)	Value

UCI International Inc.
8.63%, 02/15/19 (Call 02/15/15)	$100	$93,500

		711,408
BANKS — 4.02%
CIT Group Inc.
3.88%, 02/19/19	250	251,250
4.25%, 08/15/17	450	460,125
4.75%, 02/15/15[a]	350	354,156
5.00%, 05/15/17	300	316,500
5.25%, 03/15/18	350	372,750
5.50%, 02/15/19[a]	400	428,000
6.63%, 04/01/18[a]	200	221,276
Regions Bank
7.50%, 05/15/18	250	294,599
Royal Bank of Scotland Group PLC
4.70%, 07/03/18	150	157,402
5.00%, 10/01/14	200	201,200
5.05%, 01/08/15	200	203,708
Royal Bank of Scotland NV
4.65%, 06/04/18[b]	100	105,250
Synovus Financial Corp.
5.13%, 06/15/17	50	51,750

		3,417,966
BEVERAGES — 0.64%
Constellation Brands Inc.
7.25%, 09/01/16	200	221,600
7.25%, 05/15/17	200	224,500
8.38%, 12/15/14	100	101,500

		547,600
BIOTECHNOLOGY — 0.12%
STHI Holding Corp.
8.00%, 03/15/18 (Call 09/02/14)[a]	100	105,250

		105,250
BUILDING MATERIALS — 2.67%
Associated Materials LLC/AMH New Finance Inc.
9.13%, 11/01/17 (Call 09/02/14)	200	202,500
Building Materials Corp. of America
6.88%, 08/15/18 (Call 09/02/14)[a]	150	155,063
Calcipar SA
6.88%, 05/01/18 (Call 05/01/15)[a]	200	208,000
Euramax International Inc.
9.50%, 04/01/16 (Call 09/02/14)	75	73,125
Hanson Ltd.
6.13%, 08/15/16	200	216,750
Headwaters Inc.
7.63%, 04/01/19 (Call 04/01/15)	100	105,000
Jeld-Wen Inc.
12.25%, 10/15/17 (Call 10/15/14)[a]	150	160,875
Lafarge SA
6.20%, 07/09/15[a]	100	104,908
6.50%, 07/15/16	200	217,920
Masco Corp.
4.80%, 06/15/15	100	103,063
6.13%, 10/03/16	200	218,026
USG Corp.
6.30%, 11/15/16	100	106,625

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

8.38%, 10/15/18 (Call 10/15/14)[a]	$100	$104,750
9.75%, 01/15/18	150	176,812
Vulcan Materials Co.
7.00%, 06/15/18	100	113,500

		2,266,917
CHEMICALS — 2.21%
Ashland Inc.
3.00%, 03/15/16 (Call 02/15/16)	200	202,324
3.88%, 04/15/18 (Call 03/15/18)	100	100,288
Celanese U.S. Holdings LLC
6.63%, 10/15/18 (Call 10/15/14)	100	103,552
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18 (Call 09/02/14)	300	308,170
Ineos Finance PLC
8.38%, 02/15/19 (Call 02/15/15)[a]	200	215,500
Ineos Group Holdings SA
5.88%, 02/15/19 (Call 02/15/16)[a,b]	200	201,750
6.13%, 08/15/18 (Call 05/15/15)[a,b]	200	203,500
Kraton Polymers LLC/Kraton Polymers Capital Corp.
6.75%, 03/01/19 (Call 03/01/15)	64	67,040
Perstorp Holding AB
8.75%, 05/15/17 (Call 05/15/15)[a,b]	200	213,500
PQ Corp.
8.75%, 05/01/18 (Call 11/01/14)[a]	150	159,750
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (Call 12/01/14)[a,b]	100	104,250

		1,879,624
COAL — 1.37%
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 09/02/14)	200	136,500
9.75%, 04/15/18[b]	100	87,500
Arch Coal Inc.
7.00%, 06/15/19 (Call 06/15/15)[b]	225	151,875
8.00%, 01/15/19 (Call 01/15/16)[a]	100	96,500
9.88%, 06/15/19 (Call 12/15/16)	75	55,875
Peabody Energy Corp.
6.00%, 11/15/18	450	448,320
7.38%, 11/01/16	100	107,860
Westmoreland Coal Co./Westmoreland Partners
10.75%, 02/01/18 (Call 02/01/15)[a]	75	80,063

		1,164,493
COMMERCIAL SERVICES — 3.15%
ACE Cash Express Inc.
11.00%, 02/01/19 (Call 02/01/15)[a]	75	58,969
ADT Corp. (The)
2.25%, 07/15/17	200	196,967
4.13%, 04/15/19[b]	175	173,876
Ahern Rentals Inc.
9.50%, 06/15/18 (Call 06/15/15)[a,b]	50	54,375
Altegrity Inc.
9.50%, 07/01/19 (Call 07/01/17)[a]	75	74,906
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[a]	50	48,125
Ceridian LLC
8.88%, 07/15/19 (Call 07/15/15)[a]	200	222,000
Ceridian LLC/Comdata Inc.
8.13%, 11/15/17 (Call 08/11/14)[a]	100	100,375
DynCorp International Inc.
10.38%, 07/01/17 (Call 09/02/14)	150	153,000

Security	Principal (000s)	Value

Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 02/01/16)[a]	$200	$175,000
Hertz Corp. (The)
6.75%, 04/15/19 (Call 04/15/15)	350	362,317
7.50%, 10/15/18 (Call 10/15/14)[b]	250	259,233
Interactive Data Corp.
5.88%, 04/15/19 (Call 04/15/15)[a]	75	74,625
iPayment Inc.
10.25%, 05/15/18 (Call 05/15/15)[b]	75	64,125
Modular Space Corp.
10.25%, 01/31/19 (Call 01/31/16)[a]	75	77,625
Prospect Medical Holdings Inc.
8.38%, 05/01/19 (Call 05/01/15)[a]	90	97,200
R.R. Donnelley & Sons Co.
7.25%, 05/15/18[b]	64	72,480
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 05/15/18 (Call 05/15/15)[a]	100	104,000
Speedy Cash Intermediate Holdings Corp.
10.75%, 05/15/18 (Call 05/15/15)[a,b]	100	100,125
United Rentals (North America) Inc.
5.75%, 07/15/18 (Call 07/15/15)	200	207,965

		2,677,288
COMPUTERS — 0.73%
Dell Inc.
2.30%, 09/10/15	200	201,000
3.10%, 04/01/16	150	152,250
5.65%, 04/15/18	150	158,250
5.88%, 06/15/19	100	106,000

		617,500
COSMETICS & PERSONAL CARE — 0.13%
Avon Products Inc.
6.50%, 03/01/19	100	109,206

		109,206
DISTRIBUTION & WHOLESALE — 0.66%
HD Supply Inc.
8.13%, 04/15/19 (Call 04/15/15)	300	324,000
VWR Funding Inc.
7.25%, 09/15/17 (Call 09/15/14)	225	235,687

		559,687
DIVERSIFIED FINANCIAL SERVICES — 14.16%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
2.75%, 05/15/17[a]	300	295,500
3.75%, 05/15/19[a]	225	221,625
Affinion Investments LLC
13.50%, 08/15/18 (Call 12/12/16)[a]	100	98,000
Aircastle Ltd.
4.63%, 12/15/18[b]	100	101,816
6.75%, 04/15/17	100	109,067
Ally Financial Inc.
2.75%, 01/30/17	250	250,312
3.13%, 01/15/16[b]	150	151,860
3.50%, 07/18/16	200	204,000
3.50%, 01/27/19	100	99,250
4.63%, 06/26/15[b]	200	204,059
4.75%, 09/10/18	150	156,750
5.50%, 02/15/17	400	426,397

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

6.25%, 12/01/17	$250	$271,213
6.75%, 12/01/14	250	253,750
8.00%, 12/31/18	100	116,375
8.30%, 02/12/15	450	464,065
Community Choice Financial Inc.
10.75%, 05/01/19 (Call 05/01/15)	85	67,150
E*TRADE Financial Corp.
6.00%, 11/15/17 (Call 11/15/14)	150	155,250
6.75%, 06/01/16	100	107,000
General Motors Financial Co. Inc.
2.63%, 07/10/17	150	149,250
2.75%, 05/15/16[b]	200	202,000
3.25%, 05/15/18	100	100,000
3.50%, 07/10/19	200	199,000
4.75%, 08/15/17	250	262,500
6.75%, 06/01/18	150	168,375
Globe Luxembourg SCA
9.63%, 05/01/18 (Call 05/01/17)[a]	200	219,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 07/15/16)	300	301,500
Series WI
3.50%, 03/15/17 (Call 02/15/17)	275	273,625
International Lease Finance Corp.
3.88%, 04/15/18	200	199,252
4.88%, 04/01/15	100	101,894
5.75%, 05/15/16	200	211,178
5.88%, 04/01/19	100	107,334
6.25%, 05/15/19	250	271,202
6.50%, 09/01/14[a]	200	200,500
6.75%, 09/01/16[a]	250	273,750
8.63%, 09/15/15	250	267,621
8.75%, 03/15/17	250	284,155
8.88%, 09/01/17	150	173,162
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 08/01/15)	100	100,750
9.63%, 05/01/19 (Call 05/01/15)	100	110,500
Navient LLC
3.88%, 09/10/15	150	152,789
4.63%, 09/25/17	100	103,518
4.88%, 06/17/19	300	302,820
5.05%, 11/14/14	150	151,501
5.50%, 01/15/19	300	311,164
6.00%, 01/25/17	300	321,646
6.25%, 01/25/16	400	422,365
8.45%, 06/15/18	600	695,508
Series A
5.00%, 04/15/15	150	153,016
Nuveen Investments Inc.
9.13%, 10/15/17 (Call 10/15/14)[a]	100	107,500
Ocwen Financial Corp.
6.63%, 05/15/19 (Call 05/15/16)[a]	75	76,688
Outerwall Inc.
6.00%, 03/15/19 (Call 03/15/16)	100	102,250
ROC Finance LLC/ROC Finance 1 Corp.
12.13%, 09/01/18 (Call 09/02/14)[a,b]	75	80,063
Springleaf Finance Corp.
5.75%, 09/15/16	100	105,750
6.90%, 12/15/17	600	651,000
Series I
5.40%, 12/01/15	200	207,250
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 09/15/18 (Call 09/15/15)[a]	150	159,937

		12,034,752

Security	Principal (000s)	Value

ELECTRIC — 2.46%
AES Corp. (The)
7.75%, 10/15/15	$100	$106,151
8.00%, 10/15/17	200	227,942
9.75%, 04/15/16	100	111,611
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)[b]	100	105,746
EDP Finance BV
6.00%, 02/02/18[a]	250	271,175
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	200	201,153
GenOn Energy Inc.
9.50%, 10/15/18	100	104,559
Ipalco Enterprises Inc.
5.00%, 05/01/18 (Call 04/01/18)	100	105,665
NRG Energy Inc.
7.63%, 01/15/18	300	332,762
RJS Power Holdings LLC
5.13%, 07/15/19 (Call 07/15/16)[a]	325	321,750
RRI Energy Inc.
7.88%, 06/15/17	200	207,000

		2,095,514
ELECTRICAL COMPONENTS & EQUIPMENT — 0.25%
Anixter Inc.
5.63%, 05/01/19	100	106,500
WireCo WorldGroup Inc.
9.50%, 05/15/17 (Call 09/02/14)	100	102,000

		208,500
ELECTRONICS — 0.42%
Kemet Corp.
10.50%, 05/01/18 (Call 09/02/14)	50	52,625
Sanmina Corp.
4.38%, 06/01/19[a]	150	148,125
Viasystems Inc.
7.88%, 05/01/19 (Call 05/01/15)[a]	150	156,750

		357,500
ENERGY — ALTERNATE SOURCES — 0.23%
ContourGlobal Power Holdings SA
7.13%, 06/01/19 (Call 06/01/16)[a]	200	198,000

		198,000
ENGINEERING & CONSTRUCTION — 0.44%
Abengoa Finance SAU
8.88%, 11/01/17[a]	150	167,063
Aguila 3 SA
7.88%, 01/31/18 (Call 09/02/14)[a]	150	157,125
Michael Baker International LLC/CDL Acquisition Co. Inc.
8.25%, 10/15/18 (Call 04/15/16)[a]	50	52,500

		376,688
ENTERTAINMENT — 0.58%
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)	100	101,500

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

Greektown Holdings LLC/Greektown Mothership Corp.
8.88%, 03/15/19 (Call 03/15/16)[a]	$100	$100,000
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.
8.88%, 04/15/17 (Call 09/02/14)[a]	100	103,250
Peninsula Gaming LLC/Peninsula Gaming Corp.
8.38%, 02/15/18 (Call 09/02/14)[a,b]	100	105,250
Production Resource Group Inc.
8.88%, 05/01/19 (Call 09/02/14)	100	80,750

		490,750
ENVIRONMENTAL CONTROL — 0.30%
Nuverra Environmental Solutions Inc.
9.88%, 04/15/18 (Call 04/15/15)[b]	100	102,000
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[a]	150	155,250

		257,250
FOOD — 1.94%
BI-LO LLC/BI-LO Finance Corp.
9.25%, 02/15/19 (Call 02/15/15)[a]	100	106,750
Big Heart Pet Brands
7.63%, 02/15/19 (Call 09/02/14)	250	259,375
Bumble Bee Holdings Inc.
9.00%, 12/15/17 (Call 12/15/14)[a,b]	196	207,270
Dean Foods Co.
7.00%, 06/01/16[b]	100	107,750
Pilgrim’s Pride Corp.
7.88%, 12/15/18 (Call 12/15/14)	100	105,125
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/01/15)[a]	100	103,000
7.75%, 07/01/17	100	113,000
SUPERVALU Inc.
8.00%, 05/01/16	200	218,000
US Foods Inc.
8.50%, 06/30/19 (Call 09/02/14)	400	426,400

		1,646,670
FOREST PRODUCTS & PAPER — 0.22%
Clearwater Paper Corp.
7.13%, 11/01/18 (Call 08/28/14)	100	104,875
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 01/15/15)[b]	75	79,875

		184,750
GAS — 0.69%
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)[a]	100	100,000
Sabine Pass LNG LP
7.50%, 11/30/16	450	488,957

		588,957
HEALTH CARE — PRODUCTS — 1.66%
Alere Inc.
7.25%, 07/01/18 (Call 12/15/15)	200	211,500
ConvaTec Healthcare E SA
10.50%, 12/15/18 (Call 12/15/14)[a]	200	214,750
DJO Finance LLC/DJO Finance Corp.
9.88%, 04/15/18 (Call 04/15/15)	100	106,500

Security	Principal (000s)	Value

Fresenius Medical Care US Finance II Inc.
9.00%, 07/15/15[a]	$100	$106,000
Hospira Inc.
6.05%, 03/30/17	200	219,666
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	500	553,750

		1,412,166
HEALTH CARE — SERVICES — 3.81%
21st Century Oncology Inc.
8.88%, 01/15/17 (Call 09/02/14)[b]	100	99,500
9.88%, 04/15/17 (Call 09/02/14)	50	41,250
Capella Healthcare Inc.
9.25%, 07/01/17 (Call 09/02/14)	100	104,625
Centene Corp.
5.75%, 06/01/17	100	107,375
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)	350	358,750
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19[a]	200	213,500
Fresenius Medical Care US Finance Inc.
6.50%, 09/15/18[a]	100	111,500
6.88%, 07/15/17	100	111,500
HCA Holdings Inc.
6.38%, 01/15/15	200	203,500
6.50%, 02/15/16	300	319,125
8.00%, 10/01/18	150	175,125
HCA Inc.
3.75%, 03/15/19	400	397,000
Health Net Inc
6.38%, 06/01/17	100	108,750
IASIS Healthcare LLC
8.38%, 05/15/19 (Call 09/02/14)	150	158,812
MedImpact Holdings Inc.
10.50%, 02/01/18 (Call 02/01/15)[a]	100	107,775
Tenet Healthcare Corp.
5.00%, 03/01/19[a,b]	300	296,250
6.25%, 11/01/18	300	325,125

		3,239,462
HOLDING COMPANIES — DIVERSIFIED — 0.26%
Harbinger Group Inc.
7.88%, 07/15/19 (Call 01/15/16)	200	218,000

		218,000
HOME BUILDERS — 2.07%
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)[b]	150	151,875
3.75%, 03/01/19 (Call 12/01/18)	125	122,500
4.75%, 05/15/17	150	157,875
KB Home
4.75%, 05/15/19 (Call 02/15/19)	150	148,875
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	100	100,000
4.75%, 12/15/17 (Call 09/15/17)	200	208,000
5.60%, 05/31/15	100	102,500
Shea Homes LP/Shea Homes Funding Corp.
8.63%, 05/15/19 (Call 05/15/15)	200	214,500
Standard Pacific Corp.
8.38%, 05/15/18	200	231,250
Toll Brothers Finance Corp.
4.00%, 12/31/18 (Call 11/30/18)	100	101,870
8.91%, 10/15/17	100	119,250

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

Weyerhaeuser Real Estate Co.
4.38%, 06/15/19[a]	$100	$98,500

		1,756,995
HOUSEHOLD PRODUCTS & WARES — 1.76%
American Achievement Corp.
10.88%, 04/15/16 (Call 09/02/14)[a]	75	76,687
Central Garden and Pet Co.
8.25%, 03/01/18 (Call 09/02/14)[b]	100	103,000
Jarden Corp.
7.50%, 05/01/17	200	223,000
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
7.13%, 04/15/19 (Call 10/15/14)	450	466,875
8.50%, 05/15/18 (Call 09/02/14)	200	207,250
9.00%, 04/15/19 (Call 10/15/14)	400	419,500

		1,496,312
HOUSEWARES — 0.12%
RSI Home Products Inc.
6.88%, 03/01/18 (Call 03/01/15)[a]	100	105,250

		105,250
INTERNET — 0.41%
IAC/InterActiveCorp
4.88%, 11/30/18 (Call 11/30/14)	125	128,125
Pacnet Ltd.
9.00%, 12/12/18 (Call 12/12/16)[a]	200	218,000

		346,125
INVESTMENT COMPANIES — 0.12%
American Capital Ltd.
6.50%, 09/15/18 (Call 09/15/15)[a]	100	105,375

		105,375
IRON & STEEL — 3.31%
AK Steel Corp.
8.75%, 12/01/18 (Call 12/01/15)	50	55,688
ArcelorMittal SA
4.25%, 08/05/15	300	306,009
4.25%, 03/01/16	200	204,189
5.00%, 02/25/17	300	310,425
6.13%, 06/01/18	450	482,304
9.50%, 02/15/15	150	155,366
10.35%, 06/01/19	400	499,000
Commercial Metals Co.
6.50%, 07/15/17	100	108,551
7.35%, 08/15/18	100	112,484
Essar Steel Algoma Inc.
9.38%, 03/15/15 (Call 09/02/14)[a,b]	150	150,000
Ryerson Inc./Joseph T Ryerson & Son Inc.
9.00%, 10/15/17 (Call 04/15/15)	150	158,813
United States Steel Corp.
6.05%, 06/01/17	150	159,600
7.00%, 02/01/18[b]	100	108,500

		2,810,929

Security	Principal (000s)	Value

LEISURE TIME — 0.26%
Sabre GLBL Inc.
8.50%, 05/15/19 (Call 05/15/15)[a]	$100	$108,875
Sabre Holdings Corp.
8.35%, 03/15/16	100	108,375

		217,250
LODGING — 2.28%
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 12/01/14)	100	104,595
Caesars Entertainment Operating Co. Inc.
10.75%, 02/01/16 (Call 09/02/14)	100	58,500
11.25%, 06/01/17 (Call 09/02/14)	500	440,000
Felcor Lodging LP
6.75%, 06/01/19 (Call 06/01/15)[b]	150	156,750
Marina District Finance Co. Inc.
9.88%, 08/15/18 (Call 09/02/14)	100	104,746
MGM Resorts International
6.63%, 07/15/15	100	104,166
7.50%, 06/01/16	250	270,508
7.63%, 01/15/17	150	165,670
8.63%, 02/01/19[c]	250	291,440
10.00%, 11/01/16	100	115,500
11.38%, 03/01/18[b]	100	126,236

		1,938,111
MACHINERY — 1.56%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[a]	150	156,000
Case New Holland Industrial Inc.
7.88%, 12/01/17	450	509,625
CNH Industrial Capital LLC
3.25%, 02/01/17	100	99,380
3.38%, 07/15/19[a]	100	97,000
3.63%, 04/15/18[b]	100	99,625
3.88%, 11/01/15	200	201,750
6.25%, 11/01/16	150	159,750

		1,323,130
MANUFACTURING — 1.45%
Bombardier Inc.
4.25%, 01/15/16[a,b]	150	152,812
4.75%, 04/15/19[a]	100	97,440
7.50%, 03/15/18[a,b]	200	217,500
Harsco Corp.
5.75%, 05/15/18	100	107,987
Polymer Group Inc.
7.75%, 02/01/19 (Call 02/01/15)	90	94,275
SPX Corp.
6.88%, 09/01/17	200	222,500
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)	325	342,875

		1,235,389
MEDIA — 5.11%
American Media Inc.
11.50%, 12/15/17 (Call 09/02/14)	50	52,500
Cablevision Systems Corp.
7.75%, 04/15/18[b]	200	222,500
8.63%, 09/15/17	200	229,500

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 01/15/19 (Call 09/02/14)	$200	$208,500
7.25%, 10/30/17 (Call 09/02/14)	305	317,962
Clear Channel Communications Inc.
10.00%, 01/15/18 (Call 07/15/16)	175	159,688
CSC Holdings LLC
8.63%, 02/15/19[b]	100	117,500
Cumulus Media Holdings Inc.
7.75%, 05/01/19 (Call 05/01/15)[b]	150	154,500
DISH DBS Corp.
4.25%, 04/01/18[b]	300	304,520
4.63%, 07/15/17	200	207,500
6.63%, 10/01/14	200	201,256
7.13%, 02/01/16	350	374,866
7.75%, 05/31/15	250	262,570
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 09/01/14)[a]	200	212,500
Numericable Group SA
4.88%, 05/15/19 (Call 05/15/16)[a]	700	703,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
7.50%, 03/15/19 (Call 03/15/15)[a]	150	159,112
Univision Communications Inc.
6.88%, 05/15/19 (Call 05/15/15)[a]	250	262,750
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)	175	194,469

		4,345,693
METAL FABRICATE & HARDWARE — 0.54%
JMC Steel Group Inc.
8.25%, 03/15/18 (Call 09/02/14)[a]	200	197,500
Mueller Water Products Inc.
7.38%, 06/01/17 (Call 09/02/14)	100	101,625
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (Call 06/15/16)[a]	150	160,500

		459,625
MINING — 2.09%
Alcoa Inc.
5.55%, 02/01/17	170	184,330
5.72%, 02/23/19	200	219,391
6.75%, 07/15/18	150	170,513
Aleris International Inc.
7.63%, 02/15/18 (Call 09/02/14)	100	102,500
Barminco Finance Pty Ltd.
9.00%, 06/01/18[a]	100	92,000
FMG Resources (August 2006) Pty Ltd.
6.00%, 04/01/17 (Call 04/01/15)[a]	200	204,500
6.88%, 02/01/18 (Call 09/01/14)[a,b]	200	209,000
Global Brass & Copper Inc.
9.50%, 06/01/19 (Call 06/01/16)	100	112,250
Magnetation LLC/Mag Finance Corp.
11.00%, 05/15/18[a]	100	108,625
Novelis Inc.
8.38%, 12/15/17 (Call 09/02/14)	250	263,125
Thompson Creek Metals Co. Inc.
9.75%, 12/01/17 (Call 12/01/15)	100	112,250

		1,778,484

Security	Principal (000s)	Value

OFFICE & BUSINESS EQUIPMENT — 0.44%
CDW LLC/CDW Finance Corp.
8.50%, 04/01/19 (Call 04/01/15)	$350	$374,675

		374,675
OIL & GAS — 4.75%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
9.63%, 10/15/18 (Call 10/15/14)	150	156,563
Carrizo Oil & Gas Inc.
8.63%, 10/15/18 (Call 10/15/14)	100	104,699
Chesapeake Energy Corp.
3.25%, 03/15/16 (Call 09/02/14)	100	99,893
6.50%, 08/15/17[b]	200	216,437
7.25%, 12/15/18	150	170,709
Clayton Williams Energy Inc.
7.75%, 04/01/19 (Call 04/01/15)	150	158,250
Comstock Resources Inc.
7.75%, 04/01/19 (Call 04/01/15)	100	104,750
Endeavour International Corp.
12.00%, 03/01/18 (Call 03/01/15)	75	67,473
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (Call 12/15/14)[b]	300	315,979
EP Energy LLC/Everest Acquisition Finance Inc. Series WI
6.88%, 05/01/19 (Call 05/01/15)	200	210,485
EPL Oil & Gas Inc.
8.25%, 02/15/18 (Call 02/15/15)	100	105,000
EV Energy Partners LP/EV Energy Finance Corp.
8.00%, 04/15/19 (Call 04/15/15)	125	130,625
EXCO Resources Inc.
7.50%, 09/15/18 (Call 09/15/14)	200	196,518
Forest Oil Corp.
7.25%, 06/15/19 (Call 09/02/14)	125	124,380
Laredo Petroleum Inc.
9.50%, 02/15/19 (Call 02/15/15)	100	107,041
Linn Energy LLC/Linn Energy Finance Corp.
6.50%, 05/15/19 (Call 05/15/15)	150	152,465
Newfield Exploration Co.
7.13%, 05/15/18 (Call 09/02/14)	100	102,371
Oasis Petroleum Inc.
7.25%, 02/01/19 (Call 02/01/15)	150	156,750
PetroQuest Energy Inc.
10.00%, 09/01/17 (Call 09/02/14)	50	52,375
Quicksilver Resources Inc.
7.13%, 04/01/16 (Call 09/02/14)	100	87,000
Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp.
9.75%, 02/15/17 (Call 09/02/14)	100	103,794
SM Energy Co.
6.63%, 02/15/19 (Call 02/15/15)	50	52,142
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)	100	103,526
Ultra Petroleum Corp.
5.75%, 12/15/18 (Call 12/15/15)[a]	150	155,250
Venoco Inc.
8.88%, 02/15/19 (Call 02/15/15)	150	145,137
W&T Offshore Inc.
8.50%, 06/15/19 (Call 06/15/15)	175	186,498
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	250	263,125
6.50%, 10/01/18 (Call 10/01/14)	100	103,500

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

WPX Energy Inc.
5.25%, 01/15/17	$100	$105,135

		4,037,870
OIL & GAS SERVICES — 1.00%
Basic Energy Services Inc.
7.75%, 02/15/19 (Call 02/15/15)	100	104,731
Expro Finance Luxembourg SCA
8.50%, 12/15/16 (Call 09/02/14)[a]	300	311,250
Petroleum Geo-Services ASA
7.38%, 12/15/18 (Call 12/15/15)[a]	200	210,000
Pioneer Energy Services Corp.
9.88%, 03/15/18 (Call 09/02/14)	38	40,090
SESI LLC
6.38%, 05/01/19 (Call 05/01/15)	100	104,946
Trinidad Drilling Ltd.
7.88%, 01/15/19 (Call 01/15/15)[a]	75	78,750

		849,767
PACKAGING & CONTAINERS — 1.02%
Ardagh Packaging Finance PLC
7.38%, 10/15/17 (Call 10/15/14)[a]	200	208,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.25%, 01/31/19 (Call 01/31/16)[a]	200	200,000
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II
5.63%, 12/15/16 (Call 12/15/15)[a]	225	226,125
6.00%, 06/15/17 (Call 06/15/16)[a]	125	123,750
Owens-Brockway Glass Container Inc.
7.38%, 05/15/16[b]	100	108,750

		867,125
PHARMACEUTICALS — 1.67%
Endo Finance LLC & Endo Finco Inc.
7.00%, 07/15/19 (Call 07/15/15)[a]	150	158,250
Forest Laboratories Inc.
4.38%, 02/01/19[a]	200	214,295
Lantheus Medical Imaging Inc.
9.75%, 05/15/17 (Call 09/02/14)	50	49,950
NBTY Inc.
9.00%, 10/01/18 (Call 10/01/14)	150	157,125
Valeant Pharmaceuticals International Inc.
6.75%, 10/01/17 (Call 10/01/14)[a]	100	103,500
6.88%, 12/01/18 (Call 12/01/14)[a]	300	311,250
VPII Escrow Corp./Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (Call 08/15/15)[a]	400	423,500

		1,417,870
PIPELINES — 2.87%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
7.75%, 04/01/19 (Call 04/01/15)	100	105,722
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp.
8.38%, 06/01/19 (Call 06/01/15)	14	14,982
El Paso LLC
7.00%, 06/15/17	250	276,900
7.25%, 06/01/18	100	113,000
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 12/15/18 (Call 12/15/14)	100	105,875
Kinder Morgan Finance Co. LLC
5.70%, 01/05/16	150	156,930
6.00%, 01/15/18[a]	250	270,584

Security	Principal (000s)	Value

NGPL PipeCo LLC
7.12%, 12/15/17[a,b]	$350	$354,876
9.63%, 06/01/19 (Call 06/01/15)[a,b]	150	163,675
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.
6.50%, 04/01/19 (Call 10/01/16)[a]	125	120,000
NuStar Logistics LP
8.15%, 04/15/18	100	114,867
Regency Energy Partners LP/Regency Energy Finance Corp.
6.88%, 12/01/18 (Call 12/01/14)	150	155,625
8.38%, 06/01/19 (Call 06/01/15)[a]	111	118,526
Rockies Express Pipeline LLC
3.90%, 04/15/15[a]	100	100,419
6.00%, 01/15/19[a]	100	104,000
6.85%, 07/15/18[a]	150	160,285

		2,436,266
REAL ESTATE — 0.63%
Crescent Resources LLC/Crescent Ventures Inc.
10.25%, 08/15/17 (Call 08/15/15)[a]	100	110,000
Kennedy-Wilson Inc.
8.75%, 04/01/19 (Call 04/01/15)	75	80,347
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a,b]	175	169,094
Realogy Group LLC/Sunshine Group Florida Ltd. (The)
3.38%, 05/01/16[a]	100	100,250
Rialto Holdings LLC/Rialto Corp.
7.00%, 12/01/18 (Call 12/01/15)[a]	75	77,531

		537,222
REAL ESTATE INVESTMENT TRUSTS — 0.32%
iStar Financial Inc.
4.00%, 11/01/17 (Call 08/01/17)	75	73,875
5.00%, 07/01/19 (Call 07/01/16)	200	197,500

		271,375
RETAIL — 3.38%
AutoNation Inc.
6.75%, 04/15/18	100	114,628
Best Buy Co. Inc.
3.75%, 03/15/16	100	102,500
5.00%, 08/01/18	100	102,921
Burger King Corp.
9.88%, 10/15/18 (Call 10/15/14)	175	185,080
Burlington Coat Factory Warehouse Corp.
10.00%, 02/15/19 (Call 02/15/15)[b]	100	109,813
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 03/15/15)[b]	75	61,500
9.00%, 03/15/19 (Call 03/15/15)[a]	250	251,875
DineEquity Inc.
9.50%, 10/30/18 (Call 10/30/14)	200	213,000
GRD Holdings III Corp.
10.75%, 06/01/19 (Call 06/01/15)[a]	50	55,250
Guitar Center Inc.
6.50%, 04/15/19 (Call 04/15/16)[a,b]	150	143,250
Jo-Ann Stores Inc.
8.13%, 03/15/19 (Call 09/02/14)[a]	100	101,000
L Brands Inc.
6.90%, 07/15/17	200	224,000
8.50%, 06/15/19	100	120,500
Logan’s Roadhouse Inc.
10.75%, 10/15/17 (Call 09/02/14)[b]	60	47,250

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

Michaels Stores Inc.
7.75%, 11/01/18 (Call 08/01/14)	$191	$199,595
QVC Inc.
3.13%, 04/01/19	75	75,793
Sears Holdings Corp.
6.63%, 10/15/18[b]	250	226,562
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.50%, 10/01/18 (Call 10/01/14)	100	104,480
Tops Holding Corp./Tops Markets LLC
8.88%, 12/15/17 (Call 06/15/15)	100	107,750
Toys R Us Inc.
10.38%, 08/15/17 (Call 02/15/15)	100	85,000
Toys R Us Property Co. II LLC
7.38%, 09/01/16 (Call 09/02/14)[a]	100	93,750
8.50%, 12/01/17 (Call 09/02/14)[b]	150	152,250

		2,877,747
SEMICONDUCTORS — 1.08%
Advanced Micro Devices Inc.
6.75%, 03/01/19[a]	150	153,750
NXP BV/NXP Funding LLC
3.50%, 09/15/16[a,b]	200	201,500
3.75%, 06/01/18[a]	200	199,500
Sensata Technologies BV
6.50%, 05/15/19 (Call 05/15/15)[a]	150	156,750
STATS ChipPAC Ltd.
4.50%, 03/20/18 (Call 03/20/16)[a]	200	203,500

		915,000
SHIPBUILDING — 0.12%
Huntington Ingalls Industries Inc.
6.88%, 03/15/18 (Call 03/15/15)	100	105,000

		105,000
SOFTWARE — 1.21%
Epicor Software Corp.
8.63%, 05/01/19 (Call 05/01/15)	100	107,250
First Data Corp.
7.38%, 06/15/19 (Call 06/15/15)[a]	350	368,375
Infor US Inc.
9.38%, 04/01/19 (Call 04/01/15)	200	218,500
11.50%, 07/15/18 (Call 07/15/15)	200	223,000
Sophia LP/Sophia Finance Inc.
9.75%, 01/15/19 (Call 01/15/15)[a]	100	108,500

		1,025,625
STORAGE & WAREHOUSING — 0.24%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	200	205,500

		205,500
TELECOMMUNICATIONS — 9.59%
Alcatel-Lucent USA Inc.
4.63%, 07/01/17[a]	200	202,218
Avaya Inc.
7.00%, 04/01/19 (Call 04/01/15)[a,b]	250	245,000
CenturyLink Inc.
6.00%, 04/01/17	200	217,250
Series R

Security	Principal (000s)	Value

5.15%, 06/15/17	$100	$106,500
Cincinnati Bell Inc.
8.75%, 03/15/18 (Call 09/02/14)[b]	150	157,050
Embarq Corp.
7.08%, 06/01/16	150	165,193
Frontier Communications Corp.
7.13%, 03/15/19	100	110,500
8.13%, 10/01/18[b]	150	172,500
8.25%, 04/15/17	100	113,875
Hughes Satellite Systems Corp.
6.50%, 06/15/19	300	330,000
Intelsat (Luxembourg) SA
6.75%, 06/01/18 (Call 06/01/15)	200	208,000
Intelsat Jackson Holdings SA
7.25%, 04/01/19 (Call 04/01/15)[b]	400	420,500
Level 3 Communications Inc.
11.88%, 02/01/19 (Call 02/01/15)	175	192,062
Level 3 Financing Inc.
8.13%, 07/01/19 (Call 07/01/15)	200	215,000
9.38%, 04/01/19 (Call 04/01/15)	100	107,750
MetroPCS Wireless Inc.
7.88%, 09/01/18 (Call 09/02/14)	150	156,188
Nokia OYJ
5.38%, 05/15/19	300	319,366
PAETEC Holding Corp.
9.88%, 12/01/18 (Call 12/01/14)	100	106,375
Sprint Communications Inc.
6.00%, 12/01/16	450	488,250
8.38%, 08/15/17	400	455,000
9.00%, 11/15/18[a]	800	938,000
9.13%, 03/01/17	250	285,000
Syniverse Holdings Inc.
9.13%, 01/15/19 (Call 01/15/15)[c]	130	136,500
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 09/01/15)	200	206,000
6.46%, 04/28/19 (Call 04/28/15)	300	312,750
Telecom Italia Capital SA
4.95%, 09/30/14	100	100,250
5.25%, 10/01/15	150	156,000
7.00%, 06/04/18	300	339,750
7.18%, 06/18/19	250	283,325
Telesat Canada/Telesat LLC
6.00%, 05/15/17 (Call 09/02/14)[a,b]	150	153,938
Trilogy International Partners LLC/Trilogy International Finance Inc.
10.25%, 08/15/16 (Call 09/02/14)[a]	50	51,000
West Corp.
7.88%, 01/15/19 (Call 11/15/14)	200	209,750
Windstream Corp.
7.88%, 11/01/17	250	285,000
8.13%, 09/01/18 (Call 09/02/14)	200	208,000

		8,153,840
TRANSPORTATION — 0.79%
CMA CGM SA
8.50%, 04/15/17 (Call 09/02/14)[a,b]	150	152,250
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[a]	175	179,594
Kenan Advantage Group Inc. (The)
8.38%, 12/15/18 (Call 12/15/14)[a]	100	105,500
PHI Inc.
5.25%, 03/15/19 (Call 03/15/16)[a]	125	126,250

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2014

Security	Principal or Shares (000s)	Value

Swift Services Holdings Inc.
10.00%, 11/15/18 (Call 11/15/14)	$100	$106,872

		670,466
TRUCKING & LEASING — 0.21%
Aviation Capital Group Corp.
3.88%, 09/27/16[a]	175	179,375

		179,375

TOTAL CORPORATE BONDS & NOTES
(Cost: $83,835,000)		82,961,899

SHORT-TERM INVESTMENTS — 12.04%

MONEY MARKET FUNDS — 12.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	8,686	8,686,032
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	906	905,828
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	644	644,162

		10,236,022

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,236,022)		10,236,022

TOTAL INVESTMENTS IN SECURITIES — 109.63%
(Cost: $94,071,022)		93,197,921
Other Assets, Less Liabilities — (9.63)%		(8,184,636)

NET ASSETS — 100.00%		$85,013,285

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

9

Schedule of Investments  (Unaudited)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.80%

ADVERTISING — 0.15%
Omnicom Group Inc.
5.90%, 04/15/16	$25	$27,000

		27,000
AEROSPACE & DEFENSE — 0.87%
Boeing Co. (The)
6.00%, 03/15/19[a]	25	29,208
General Dynamics Corp.
1.00%, 11/15/17	75	73,877
United Technologies Corp.
1.80%, 06/01/17	50	50,812

		153,897
AGRICULTURE — 0.62%
Altria Group Inc.
4.13%, 09/11/15	50	51,874
Philip Morris International Inc.
5.65%, 05/16/18	50	56,957

		108,831
AUTO MANUFACTURERS — 1.71%
American Honda Finance Corp.
2.13%, 10/10/18	50	50,500
Toyota Motor Credit Corp.
1.25%, 10/05/17	75	74,691
2.00%, 10/24/18	50	50,105
2.05%, 01/12/17	75	76,716
2.13%, 07/18/19	50	49,766

		301,778
BANKS — 34.33%
Abbey National Treasury Services PLC
3.05%, 08/23/18	25	25,959
4.00%, 04/27/16	75	78,987
Bank of America Corp.
2.00%, 01/11/18	50	50,024
2.60%, 01/15/19	50	50,271
3.70%, 09/01/15	125	128,858
5.25%, 12/01/15	50	52,600
5.75%, 12/01/17	100	112,071
Series 1
3.75%, 07/12/16	100	104,774
Bank of Montreal
1.30%, 07/15/16	125	126,243
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	100	100,139
2.10%, 08/01/18	50	50,466
2.20%, 05/15/19 (Call 04/15/19)	25	25,010
Bank of Nova Scotia
0.75%, 10/09/15	50	50,112
1.38%, 07/15/16	100	101,045

Security	Principal (000s)	Value

2.05%, 10/30/18	$50	$49,916
Barclays Bank PLC
5.00%, 09/22/16	100	108,271
BB&T Corp.
2.05%, 06/19/18 (Call 05/15/18)	75	75,482
BNP Paribas SA
1.25%, 12/12/16	50	49,943
2.40%, 12/12/18	25	25,038
3.60%, 02/23/16	75	78,047
Canadian Imperial Bank of Commerce
1.55%, 01/23/18 (Call 12/23/17)	50	49,693
Capital One Financial Corp.
3.15%, 07/15/16	100	103,973
6.75%, 09/15/17	50	57,662
Citigroup Inc.
1.35%, 03/10/17	100	99,921
1.70%, 07/25/16	75	75,808
2.50%, 09/26/18	100	101,180
2.55%, 04/08/19	50	50,291
5.00%, 09/15/14	50	50,236
6.38%, 08/12/14	50	50,040
Credit Suisse New York
6.00%, 02/15/18	125	141,000
Deutsche Bank AG London
2.50%, 02/13/19[a]	50	50,454
3.45%, 03/30/15	50	50,958
Series 3FXD
1.40%, 02/13/17	100	100,212
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	100	99,843
3.63%, 01/25/16	75	78,024
Goldman Sachs Group Inc. (The)
2.90%, 07/19/18[a]	25	25,648
3.30%, 05/03/15	100	101,993
3.63%, 02/07/16	100	103,985
5.95%, 01/18/18	150	169,107
7.50%, 02/15/19	100	120,793
HSBC USA Inc.
2.38%, 02/13/15	100	101,051
J.P. Morgan Chase & Co.
1.63%, 05/15/18	150	148,486
2.00%, 08/15/17	75	75,979
3.70%, 01/20/15	100	101,379
5.15%, 10/01/15	75	78,595
6.30%, 04/23/19	50	58,515
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	25	25,113
3.75%, 08/13/15	75	77,273
Morgan Stanley
4.75%, 03/22/17	150	162,346
5.38%, 10/15/15	100	105,248
5.75%, 10/18/16	100	109,695
7.30%, 05/13/19	100	120,818
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[b]	50	51,802
5.25%, 11/15/15[b]	50	52,829
Rabobank Nederland
2.13%, 10/13/15	50	50,938
3.38%, 01/19/17	75	79,051
Royal Bank of Canada
0.85%, 03/08/16	150	150,369
2.20%, 07/27/18	50	50,739

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

Royal Bank of Scotland Group PLC
2.55%, 09/18/15	$75	$76,350
State Street Corp.
4.96%, 03/15/18	25	27,324
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	100	100,658
Toronto-Dominion Bank (The)
1.40%, 04/30/18	75	73,754
2.38%, 10/19/16	50	51,628
2.63%, 09/10/18	25	25,645
U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)	100	102,888
3.15%, 03/04/15	75	76,124
UBS AG Stamford
5.88%, 12/20/17	100	113,525
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14	75	75,000
Wells Fargo & Co.
1.25%, 07/20/16	75	75,645
2.13%, 04/22/19	50	49,860
2.63%, 12/15/16	100	103,620
5.00%, 11/15/14	100	101,196
5.63%, 12/11/17	100	113,023
Westpac Banking Corp.
1.60%, 01/12/18	50	49,930
2.25%, 01/17/19	50	50,276
3.00%, 08/04/15	50	51,276

		6,042,025
BEVERAGES — 3.77%
Anheuser-Busch InBev Finance Inc.
2.15%, 02/01/19[a]	50	50,261
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	150	150,666
1.38%, 07/15/17	50	50,103
Bottling Group LLC
5.50%, 04/01/16	50	53,987
Coca-Cola Co. (The)
1.15%, 04/01/18	50	49,215
1.65%, 11/01/18	50	49,806
1.80%, 09/01/16	50	51,080
Diageo Capital PLC
5.75%, 10/23/17	50	56,635
PepsiCo Inc.
0.75%, 03/05/15	75	75,174
2.25%, 01/07/19 (Call 12/07/18)	25	25,427
2.50%, 05/10/16	50	51,565

		663,919
BIOTECHNOLOGY — 0.86%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	50	49,662
2.50%, 11/15/16	50	51,520
Gilead Sciences Inc.
2.05%, 04/01/19	50	49,828

		151,010

Security	Principal (000s)	Value

BUILDING MATERIALS — 0.47%
CRH America Inc.
6.00%, 09/30/16	$75	$82,537

		82,537
CHEMICALS — 1.46%
Dow Chemical Co. (The)
2.50%, 02/15/16	50	51,059
E.I. du Pont de Nemours and Co.
3.25%, 01/15/15	50	50,667
Eastman Chemical Co.
2.40%, 06/01/17	50	51,269
Ecolab Inc.
3.00%, 12/08/16	50	52,159
Praxair Inc.
4.63%, 03/30/15	50	51,341

		256,495
COMMERCIAL SERVICES — 0.29%
Western Union Co. (The)
2.88%, 12/10/17	50	51,619

		51,619
COMPUTERS — 3.29%
Apple Inc.
1.00%, 05/03/18	50	48,807
1.05%, 05/05/17	75	74,852
EMC Corp.
1.88%, 06/01/18	75	74,891
Hewlett-Packard Co.
3.00%, 09/15/16	75	77,965
3.30%, 12/09/16	50	52,390
International Business Machines Corp.
0.45%, 05/06/16	150	149,480
1.95%, 02/12/19[a]	100	99,854

		578,239
COSMETICS & PERSONAL CARE — 0.86%
Procter & Gamble Co. (The)
0.75%, 11/04/16	100	99,867
3.15%, 09/01/15	50	51,491

		151,358
DIVERSIFIED FINANCIAL SERVICES — 7.52%
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)[a]	25	25,625
American Express Co.
7.00%, 03/19/18	50	58,952
American Express Credit Corp.
1.75%, 06/12/15	100	101,152
2.13%, 03/18/19[a]	50	49,936
2.38%, 03/24/17	50	51,478
Credit Suisse (USA) Inc.
4.88%, 01/15/15	75	76,428
Ford Motor Credit Co. LLC
6.63%, 08/15/17	200	228,317
8.00%, 12/15/16	100	115,159

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

General Electric Capital Corp.
1.50%, 07/12/16	$100	$101,352
1.60%, 11/20/17	150	150,568
1.63%, 07/02/15	25	25,269
2.15%, 01/09/15	100	100,782
International Lease Finance Corp.
6.75%, 09/01/16[c]	75	82,090
Jefferies Group LLC
5.13%, 04/13/18	50	54,551
Nomura Holdings Inc.
2.75%, 03/19/19	50	50,450
NYSE Euronext
2.00%, 10/05/17	50	50,717

		1,322,826
ELECTRIC — 1.88%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	50	50,091
Dominion Resources Inc.
6.40%, 06/15/18	75	87,376
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	50	50,395
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	25	26,847
Exelon Generation Co. LLC
6.20%, 10/01/17	25	28,248
Pacific Gas & Electric Co.
8.25%, 10/15/18	50	61,807
Southern Co. (The)
2.45%, 09/01/18	25	25,448

		330,212
ELECTRONICS — 0.45%
Honeywell International Inc.
5.30%, 03/01/18	25	28,165
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	50	51,793

		79,958
FOOD — 1.23%
ConAgra Foods Inc.
1.90%, 01/25/18	25	24,987
General Mills Inc.
5.20%, 03/17/15	75	77,075
Kraft Foods Group Inc.
6.13%, 08/23/18	50	57,522
Mondelez International Inc.
6.50%, 08/11/17	50	57,056

		216,640
GAS — 0.34%
National Grid PLC
6.30%, 08/01/16	25	27,522
Sempra Energy
9.80%, 02/15/19	25	32,852

		60,374

Security	Principal (000s)	Value

HEALTH CARE — PRODUCTS — 0.72%
Baxter International Inc.
0.95%, 06/01/16	$50	$50,144
Medtronic Inc.
3.00%, 03/15/15	50	50,852
Stryker Corp.
2.00%, 09/30/16	25	25,568

		126,564
HEALTH CARE — SERVICES — 0.57%
UnitedHealth Group Inc.
0.85%, 10/15/15	50	50,157
WellPoint Inc.
1.25%, 09/10/15	50	50,299

		100,456
HOUSEHOLD PRODUCTS & WARES — 0.35%
Kimberly-Clark Corp.
7.50%, 11/01/18	50	61,236

		61,236
INSURANCE — 1.89%
Aflac Inc.
2.65%, 02/15/17	75	77,703
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	50	49,288
Berkshire Hathaway Inc.
2.20%, 08/15/16	100	102,843
MetLife Inc.
1.76%, 12/15/17	50	50,208
Prudential Financial Inc. Series D
4.75%, 09/17/15	50	52,283

		332,325
IRON & STEEL — 0.29%
Cliffs Natural Resources Inc.
3.95%, 01/15/18[a]	50	50,445

		50,445
MACHINERY — 1.44%
Caterpillar Financial Services Corp.
1.00%, 11/25/16	75	75,069
5.45%, 04/15/18	25	28,282
Series G
1.25%, 11/06/17[a]	50	49,683
John Deere Capital Corp.
0.95%, 06/29/15	25	25,145
1.95%, 12/13/18	50	49,995
2.25%, 06/07/16	25	25,699

		253,873
MANUFACTURING — 1.33%
Eaton Corp.
0.95%, 11/02/15	50	50,188

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

1.50%, 11/02/17	$25	$24,941
General Electric Co.
5.25%, 12/06/17	75	84,066
Illinois Tool Works Inc.
0.90%, 02/25/17	75	74,675

		233,870
MEDIA — 3.09%
21st Century Fox America Inc.
6.90%, 03/01/19	50	59,476
Comcast Corp.
5.70%, 05/15/18	50	57,146
5.85%, 11/15/15	50	53,318
6.50%, 01/15/17	50	56,562
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	50	52,057
Thomson Reuters Corp.
0.88%, 05/23/16	25	24,952
Time Warner Cable Inc.
5.85%, 05/01/17	50	55,926
8.25%, 04/01/19	25	31,365
Time Warner Inc.
5.88%, 11/15/16	25	27,603
Viacom Inc.
1.25%, 02/27/15	50	50,235
Walt Disney Co. (The)
0.45%, 12/01/15	50	50,003
1.85%, 05/30/19	25	24,759

		543,402
METAL FABRICATE & HARDWARE — 0.14%
Precision Castparts Corp.
0.70%, 12/20/15	25	25,010

		25,010
MINING — 1.59%
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17	75	76,071
Freeport-McMoRan Inc.
2.15%, 03/01/17	50	50,858
Rio Tinto Finance (USA) Ltd.
2.50%, 05/20/16	50	51,425
Rio Tinto Finance (USA) PLC
1.38%, 06/17/16	50	50,456
2.25%, 12/14/18 (Call 11/14/18)	50	50,578

		279,388
OFFICE & BUSINESS EQUIPMENT — 0.29%
Xerox Corp.
4.25%, 02/15/15	50	50,987

		50,987
OIL & GAS — 7.53%
Anadarko Petroleum Corp.
5.95%, 09/15/16	50	54,948
BP Capital Markets PLC
2.24%, 09/26/18	50	50,414
2.24%, 05/10/19	75	74,943

Security	Principal (000s)	Value

3.13%, 10/01/15	$150	$154,429
Chevron Corp.
1.72%, 06/24/18 (Call 05/24/18)	125	125,746
ConocoPhillips
5.75%, 02/01/19	50	57,740
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	50	55,125
Devon Energy Corp.
6.30%, 01/15/19	25	29,159
Exxon Mobil Corp.
1.82%, 03/15/19 (Call 02/15/19)	25	25,034
Marathon Oil Corp.
0.90%, 11/01/15	50	49,957
Occidental Petroleum Corp.
1.75%, 02/15/17	50	50,708
Petro-Canada
6.05%, 05/15/18	50	57,297
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	25	25,966
Phillips 66
2.95%, 05/01/17	25	26,065
Shell International Finance BV
0.90%, 11/15/16	75	75,145
2.00%, 11/15/18	25	25,273
3.10%, 06/28/15	50	51,256
Statoil ASA
1.80%, 11/23/16	75	76,446
Total Capital International SA
1.00%, 08/12/16	75	75,296
Total Capital SA
2.13%, 08/10/18	100	101,095
Transocean Inc.
2.50%, 10/15/17	50	50,699
Valero Energy Corp.
9.38%, 03/15/19	25	32,423

		1,325,164
OIL & GAS SERVICES — 0.16%
Weatherford International Ltd.
6.00%, 03/15/18	25	28,265

		28,265
PHARMACEUTICALS — 5.79%
AbbVie Inc.
1.20%, 11/06/15	50	50,291
1.75%, 11/06/17	25	25,024
2.00%, 11/06/18	50	49,654
Actavis Funding SCS
2.45%, 06/15/19[c]	25	24,818
AstraZeneca PLC
5.90%, 09/15/17	50	56,681
Express Scripts Holding Co.
2.25%, 06/15/19	50	49,574
3.13%, 05/15/16	25	25,987
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	75	75,598
Johnson & Johnson
2.15%, 05/15/16	50	51,358
McKesson Corp.
2.28%, 03/15/19	25	24,959
3.25%, 03/01/16	75	77,820

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

Merck & Co. Inc.
1.10%, 01/31/18[a]	$50	$49,113
4.75%, 03/01/15	75	76,821
Mylan Inc.
1.80%, 06/24/16	50	50,663
Novartis Capital Corp.
2.90%, 04/24/15	50	50,926
Novartis Securities Investment Ltd.
5.13%, 02/10/19	25	28,248
Pfizer Inc.
1.10%, 05/15/17	100	99,857
1.50%, 06/15/18	50	49,585
2.10%, 05/15/19	50	50,061
Sanofi
2.63%, 03/29/16	50	51,615

		1,018,653
PIPELINES — 1.02%
Enterprise Products Operating LLC
1.25%, 08/13/15	50	50,345
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	50	51,890
5.95%, 02/15/18	25	28,214
TransCanada PipeLines Ltd.
0.75%, 01/15/16	50	50,026

		180,475
REAL ESTATE INVESTMENT TRUSTS — 0.89%
American Tower Corp.
3.40%, 02/15/19	25	25,878
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	75	76,916
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	50	53,484

		156,278
RETAIL — 2.93%
Costco Wholesale Corp.
0.65%, 12/07/15	50	50,183
CVS Caremark Corp.
2.25%, 12/05/18 (Call 11/05/18)	25	25,170
3.25%, 05/18/15	50	51,000
Home Depot Inc. (The)
5.40%, 03/01/16	50	53,768
McDonald’s Corp.
5.80%, 10/15/17	25	28,377
Target Corp.
2.30%, 06/26/19	50	50,198
Wal-Mart Stores Inc.
0.60%, 04/11/16	100	100,146
1.95%, 12/15/18	50	50,274
Walgreen Co.
1.00%, 03/13/15	50	50,152
5.25%, 01/15/19	50	56,084

		515,352

Security	Principal (000s)	Value

SAVINGS & LOANS — 0.15%
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	$25	$26,157

		26,157
SEMICONDUCTORS — 0.28%
Intel Corp.
1.35%, 12/15/17	50	49,868

		49,868
SOFTWARE — 0.76%
Microsoft Corp.
1.63%, 09/25/15	50	50,747
Oracle Corp.
2.38%, 01/15/19	25	25,311
5.75%, 04/15/18	50	57,082

		133,140
TELECOMMUNICATIONS — 6.16%
AT&T Inc.
0.90%, 02/12/16	75	75,200
1.70%, 06/01/17[a]	100	101,022
2.30%, 03/11/19	50	50,246
5.80%, 02/15/19	25	28,911
British Telecommunications PLC
5.95%, 01/15/18	100	113,436
Cisco Systems Inc.
2.13%, 03/01/19	50	50,146
5.50%, 02/22/16	50	53,782
Deutsche Telekom International Finance BV
5.75%, 03/23/16	75	80,850
Orange
2.13%, 09/16/15	50	50,730
Rogers Communications Inc.
7.50%, 03/15/15	75	78,096
Telefonica Emisiones SAU
6.42%, 06/20/16	50	54,750
Verizon Communications Inc.
2.00%, 11/01/16	25	25,479
3.65%, 09/14/18	100	106,253
5.50%, 02/15/18	75	84,699
5.55%, 02/15/16	75	80,412
Vodafone Group PLC
1.50%, 02/19/18	50	49,416

		1,083,428
TRANSPORTATION — 0.33%
Canadian National Railway Co.
5.55%, 03/01/19	50	57,307

		57,307

TOTAL CORPORATE BONDS & NOTES
(Cost: $17,184,509)		17,210,361

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2014

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 3.79%

MONEY MARKET FUNDS — 3.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,d,e]	486	$485,719
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,d,e]	51	50,654
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d],e	131	130,672

		667,045

TOTAL SHORT-TERM INVESTMENTS
(Cost: $667,045)		667,045

TOTAL INVESTMENTS IN SECURITIES — 101.59%
(Cost: $17,851,554)		17,877,406
Other Assets, Less Liabilities — (1.59)%		(279,001)

NET ASSETS — 100.00%		$17,598,405

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

15

Schedule of Investments  (Unaudited)

iSHARES® 0-5 YEAR TIPS BOND ETF

July 31, 2014

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.92%
U.S. Treasury Bills
0.00%, 08/07/14	$5,000	$4,999,994
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/16	61,370	62,673,637
0.13%, 04/15/17	89,650	92,017,133
0.13%, 04/15/18	98,708	101,082,726
0.13%, 04/15/19	47,851	48,860,558
0.50%, 04/15/15	32,186	32,478,080
1.38%, 07/15/18	3,872	4,190,706
1.63%, 01/15/15	27,652	27,920,113
1.63%, 01/15/18	393	424,602
1.88%, 07/15/15	24,819	25,629,703
1.88%, 07/15/19	2,229	2,485,438
2.00%, 01/15/16	22,610	23,683,968
2.13%, 01/15/19	17,281	19,268,864
2.38%, 01/15/17	31,377	34,019,120
2.50%, 07/15/16	23,914	25,752,072
2.63%, 07/15/17	3,287	3,645,434

		509,132,148

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $511,965,243)		509,132,148

SHORT-TERM INVESTMENTS — 4.23%

MONEY MARKET FUNDS — 4.23%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	21,582	21,582,496

		21,582,496

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,582,496)		21,582,496

TOTAL INVESTMENTS IN SECURITIES — 104.15%
(Cost: $533,547,739)		530,714,644
Other Assets, Less Liabilities — (4.15)%		(21,166,011)

NET ASSETS — 100.00%		$509,548,633

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

16

Schedule of Investments  (Unaudited)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

July 31, 2014

Security	Principal (000s)		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.40%

AUSTRALIA — 4.36%
Australia Government Bond
4.25%, 07/21/17	AUD	1,000	$969,342
4.75%, 10/21/15	AUD	509	485,473
4.75%, 06/15/16	AUD	4,814	4,648,601
6.00%, 02/15/17	AUD	1,700	1,708,636

			7,812,052

AUSTRIA — 2.99%
Austria Government Bond
3.20%, 02/20/17[a]	EUR	1,975	2,851,233
4.00%, 09/15/16[a]	EUR	1,725	2,499,965

			5,351,198

BELGIUM — 4.58%
Belgium Government Bond
2.75%, 03/28/16[a]	EUR	1,195	1,669,428
3.25%, 09/28/16[a]	EUR	1,300	1,858,810
3.50%, 06/28/17[a]	EUR	375	550,380
3.75%, 09/28/15[a]	EUR	1,472	2,053,688
4.00%, 03/28/17[a]	EUR	1,380	2,035,903
8.00%, 03/28/15	EUR	24	33,247

			8,201,456

CANADA — 4.45%
Canadian Government Bond
1.00%, 05/01/15	CAD	1,433	1,316,151
1.00%, 11/01/15	CAD	750	688,617
1.00%, 05/01/16	CAD	250	229,301
1.00%, 08/01/16	CAD	800	733,422
1.25%, 02/01/16	CAD	929	855,748
1.50%, 08/01/15	CAD	47	43,375
1.50%, 02/01/17	CAD	150	139,028
1.50%, 03/01/17	CAD	975	904,023
2.00%, 06/01/16	CAD	875	816,841
2.50%, 06/01/15	CAD	20	18,595
2.75%, 09/01/16	CAD	925	878,412
3.00%, 12/01/15	CAD	29	27,323
4.00%, 06/01/16	CAD	1,060	1,024,568
4.00%, 06/01/17	CAD	275	272,898
4.50%, 06/01/15	CAD	23	21,730

			7,970,032

DENMARK — 4.07%
Denmark Government Bond
2.50%, 11/15/16	DKK	15,325	2,901,045
4.00%, 11/15/15	DKK	23,243	4,381,838

			7,282,883

FINLAND — 2.59%
Finland Government Bond

Security	Principal (000s)		Value

1.75%, 04/15/16[a]	EUR	2,503	$3,445,567
1.88%, 04/15/17[a]	EUR	850	1,191,458

			4,637,025

FRANCE — 6.31%
France Government Bond OAT
0.25%, 11/25/15	EUR	500	670,800
0.25%, 11/25/16	EUR	175	235,007
3.00%, 10/25/15	EUR	890	1,234,275
3.25%, 04/25/16	EUR	1,090	1,538,129
3.75%, 04/25/17	EUR	1,000	1,470,262
5.00%, 10/25/16	EUR	875	1,298,901
French Treasury Note BTAN
1.75%, 02/25/17	EUR	1,950	2,719,022
2.25%, 02/25/16	EUR	853	1,181,085
2.50%, 07/25/16	EUR	676	947,440

			11,294,921

GERMANY — 6.02%
Bundesobligation
0.75%, 02/24/17	EUR	2,600	3,542,289
1.25%, 10/14/16	EUR	450	618,236
1.75%, 10/09/15	EUR	760	1,038,244
2.25%, 04/10/15	EUR	109	148,373
Bundesrepublik Deutschland
3.25%, 07/04/15	EUR	785	1,080,980
3.50%, 01/04/16	EUR	1,749	2,455,401
3.75%, 01/04/17	EUR	75	109,381
4.00%, 07/04/16	EUR	649	934,689
6.00%, 06/20/16	EUR	100	148,756
Bundesschatzanweisungen
0.00%, 06/12/15	EUR	525	702,394

			10,778,743

IRELAND — 3.75%
Ireland Government Bond
4.60%, 04/18/16	EUR	4,652	6,706,595

			6,706,595

ITALY — 6.94%
Italy Buoni Poliennali Del Tesoro
1.15%, 05/15/17	EUR	475	642,776
1.50%, 12/15/16	EUR	325	443,456
2.25%, 05/15/16	EUR	343	473,377
2.75%, 12/01/15	EUR	487	671,832
2.75%, 11/15/16	EUR	250	350,553
3.00%, 06/15/15	EUR	646	884,185
3.00%, 11/01/15	EUR	1,306	1,804,342
3.75%, 08/01/15	EUR	641	886,304
3.75%, 04/15/16	EUR	358	505,713
3.75%, 08/01/16	EUR	826	1,175,522
4.00%, 02/01/17	EUR	1,750	2,535,002
4.50%, 07/15/15	EUR	50	69,501
4.75%, 09/15/16	EUR	500	727,678
4.75%, 05/01/17	EUR	300	445,016
4.75%, 06/01/17	EUR	550	817,784

			12,433,041

17

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

July 31, 2014

Security	Principal (000s)		Value

JAPAN — 22.76%
Japan Government Five Year Bond
0.20%, 03/20/17	JPY	40,000	$390,194
0.20%, 06/20/17	JPY	554,000	5,405,049
0.30%, 06/20/15	JPY	31,500	307,007
0.30%, 09/20/15	JPY	78,650	766,974
0.30%, 06/20/16	JPY	72,450	707,563
0.30%, 09/20/16	JPY	104,000	1,016,163
0.30%, 12/20/16	JPY	725,000	7,087,777
0.30%, 03/20/17	JPY	110,700	1,082,682
0.40%, 06/20/15	JPY	192,850	1,881,204
0.40%, 09/20/15	JPY	51,450	502,287
0.40%, 06/20/16	JPY	311,850	3,051,269
0.40%, 09/20/16	JPY	246,700	2,415,542
0.40%, 12/20/16	JPY	100,000	979,929
0.50%, 12/20/15	JPY	94,400	923,593
0.50%, 03/20/16	JPY	114,650	1,122,853
0.60%, 12/20/15	JPY	21,200	207,702
0.60%, 03/20/16	JPY	51,450	504,699
Japan Government Ten Year Bond
1.20%, 06/20/15	JPY	20,700	203,333
1.30%, 06/20/15	JPY	59,750	587,423
1.40%, 09/20/15	JPY	90,000	888,509
1.40%, 12/20/15	JPY	69,000	683,404
1.50%, 09/20/15	JPY	176,950	1,748,851
1.50%, 12/20/15	JPY	74,300	736,887
1.60%, 12/20/15	JPY	70,800	703,126
1.70%, 09/20/16	JPY	95,000	955,811
Japan Government Two Year Bond
0.10%, 08/15/15	JPY	179,750	1,748,837
0.10%, 09/15/15	JPY	186,400	1,813,609
0.10%, 10/15/15	JPY	25,650	249,576
0.20%, 06/15/15	JPY	38,500	374,897
0.20%, 07/15/15	JPY	174,050	1,695,073

			40,741,823

NETHERLANDS — 4.06%
Netherlands Government Bond
0.00%, 04/15/16[a]	EUR	1,090	1,456,760
0.50%, 04/15/17	EUR	700	946,687
2.50%, 01/15/17[a]	EUR	925	1,310,758
4.00%, 07/15/16[a]	EUR	1,234	1,777,786
4.50%, 07/15/17[a]	EUR	1,175	1,773,905

			7,265,896

NORWAY — 2.90%
Norway Government Bond Series 472
4.25%, 05/19/17	NOK	30,300	5,185,887

			5,185,887

PORTUGAL — 4.82%
Portugal Obrigacoes do Tesouro OT
3.35%, 10/15/15[a]	EUR	2,867	3,971,706
3.60%, 10/15/14[a]	EUR	15	19,998
4.20%, 10/15/16[a]	EUR	2,150	3,072,518
6.40%, 02/15/16[a]	EUR	1,077	1,566,733

			8,630,955

Security	Principal (000s)		Value

SPAIN — 5.36%
Spain Government Bond
2.10%, 04/30/17	EUR	800	$1,113,484
3.00%, 04/30/15	EUR	466	636,241
3.15%, 01/31/16	EUR	833	1,162,068
3.25%, 04/30/16	EUR	849	1,193,601
3.30%, 07/30/16	EUR	693	980,541
3.75%, 10/31/15	EUR	622	867,897
3.80%, 01/31/17	EUR	850	1,230,149
4.00%, 07/30/15	EUR	807	1,119,437
5.50%, 07/30/17	EUR	850	1,299,457

			9,602,875

SWEDEN — 3.45%
Sweden Government Bond
3.00%, 07/12/16	SEK	20,410	3,110,198
4.50%, 08/12/15	SEK	20,225	3,057,406

			6,167,604

SWITZERLAND — 3.35%
Switzerland Government Bond
2.50%, 03/12/16[b]	CHF	3,634	4,155,940
4.25%, 06/05/17[b]	CHF	1,500	1,848,565

			6,004,505

UNITED KINGDOM — 4.64%
United Kingdom Gilt
1.75%, 01/22/17[b]	GBP	1,500	2,564,611
2.00%, 01/22/16[b]	GBP	917	1,574,115
4.00%, 09/07/16[b]	GBP	1,050	1,882,392
4.75%, 09/07/15[b]	GBP	987	1,740,083
8.00%, 12/07/15[b]	GBP	292	540,884

			8,302,085
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $174,432,334)			174,369,576

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

July 31, 2014

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	160	$160,323

		160,323

TOTAL SHORT-TERM INVESTMENTS
(Cost: $160,323)		160,323

TOTAL INVESTMENTS IN SECURITIES — 97.49%
(Cost: $174,592,657)		174,529,899
Other Assets, Less Liabilities — 2.51%		4,502,827

NET ASSETS — 100.00%		$179,032,726

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

19

Schedule of Investments  (Unaudited)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.84%

AEROSPACE & DEFENSE — 1.70%
Boeing Capital Corp.
4.70%, 10/27/19	$250	$279,611
Boeing Co. (The)
4.88%, 02/15/20	600	675,677
General Dynamics Corp.
1.00%, 11/15/17	150	147,670
2.25%, 07/15/16	100	102,930
3.60%, 11/15/42 (Call 05/15/42)	150	136,471
3.88%, 07/15/21 (Call 04/15/21)[a]	350	372,891
Lockheed Martin Corp.
3.35%, 09/15/21	600	620,425
4.07%, 12/15/42	100	96,023
4.85%, 09/15/41	400	432,711
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	650	620,552
3.13%, 10/15/20	150	153,639
United Technologies Corp.
1.80%, 06/01/17	900	914,854
3.10%, 06/01/22[a]	875	881,120
4.50%, 06/01/42	1,600	1,663,743
5.70%, 04/15/40	75	91,311
6.13%, 02/01/19[a]	25	29,291

		7,218,919
AGRICULTURE — 1.14%
Archer-Daniels-Midland Co.
4.02%, 04/16/43	150	142,909
4.48%, 03/01/21	250	274,933
5.45%, 03/15/18	300	337,917
5.77%, 03/01/41	325	400,329
Philip Morris International Inc.
1.13%, 08/21/17	1,375	1,366,768
2.50%, 08/22/22	675	648,236
3.60%, 11/15/23	500	511,143
3.88%, 08/21/42	850	776,668
4.13%, 03/04/43	200	189,409
4.38%, 11/15/41	100	98,752
5.65%, 05/16/18	100	113,899

		4,860,963
AIRLINES — 0.13%
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	146	148,661
United Airlines 2014-2 Class A Pass Through Trust Series A
3.75%, 03/03/28	400	402,500

		551,161

Security	Principal (000s)	Value

APPAREL — 0.11%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	$500	$469,150

		469,150
AUTO MANUFACTURERS — 1.17%
American Honda Finance Corp.
2.13%, 10/10/18[a]	500	504,156
Daimler Finance North America LLC
8.50%, 01/18/31	325	486,659
Toyota Motor Credit Corp.
1.75%, 05/22/17	1,650	1,671,977
2.00%, 09/15/16	750	767,654
2.00%, 10/24/18	300	300,756
2.10%, 01/17/19[a]	150	150,207
2.63%, 01/10/23[a]	750	721,610
3.30%, 01/12/22	350	357,926

		4,960,945
BANKS — 32.74%
Abbey National Treasury Services PLC
1.38%, 03/13/17	500	501,017
4.00%, 04/27/16	350	368,127
4.00%, 03/13/24	250	256,243
Australia and New Zealand Banking Group Ltd.
1.45%, 05/15/18	500	492,035
1.88%, 10/06/17	250	252,467
2.25%, 06/13/19	200	199,655
Bank of America Corp.
1.25%, 01/11/16	200	200,922
2.60%, 01/15/19	500	502,989
3.30%, 01/11/23	1,000	978,394
3.70%, 09/01/15	2,000	2,062,915
4.13%, 01/22/24	150	153,502
4.88%, 04/01/44	350	360,630
5.00%, 05/13/21	100	110,644
5.63%, 07/01/20	100	114,088
5.70%, 01/24/22	250	287,540
5.75%, 12/01/17	500	560,921
5.88%, 02/07/42	1,000	1,179,653
6.40%, 08/28/17	1,800	2,044,951
6.50%, 08/01/16	950	1,048,054
6.50%, 07/15/18	75	86,821
6.88%, 04/25/18	350	408,494
7.63%, 06/01/19	1,250	1,528,572
Series 1
3.75%, 07/12/16	1,000	1,049,762
Bank of Montreal
1.30%, 07/15/16	450	453,937
1.40%, 09/11/17	700	697,126
1.45%, 04/09/18 (Call 03/09/18)	300	295,660
2.55%, 11/06/22 (Call 10/06/22)	300	287,859
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	250	250,319
1.35%, 03/06/18 (Call 02/06/18)	500	490,524
2.10%, 01/15/19 (Call 12/15/18)[a]	350	346,942
2.30%, 07/28/16	1,290	1,325,624
3.40%, 05/15/24 (Call 04/15/24)	250	250,841
3.55%, 09/23/21 (Call 08/23/21)	350	365,138
3.65%, 02/04/24 (Call 01/05/24)	100	102,664

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

Bank of Nova Scotia
0.75%, 10/09/15	$1,000	$1,001,680
1.45%, 04/25/18[a]	550	542,734
2.05%, 10/07/15	350	355,941
2.05%, 06/05/19	600	592,953
2.55%, 01/12/17	1,250	1,291,937
Bank One Corp.
8.00%, 04/29/27	25	33,331
Barclays Bank PLC
2.50%, 02/20/19[a]	600	604,964
3.75%, 05/15/24	500	501,250
5.00%, 09/22/16	650	703,822
5.13%, 01/08/20	400	448,572
6.75%, 05/22/19	250	298,753
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	1,250	1,247,949
2.25%, 02/01/19 (Call 01/02/19)	100	100,473
5.20%, 12/23/15	500	528,946
BNP Paribas SA
2.38%, 09/14/17	250	255,214
2.40%, 12/12/18	500	500,872
2.45%, 03/17/19[a]	200	200,020
3.25%, 03/03/23[a]	500	492,290
3.60%, 02/23/16	1,425	1,482,742
5.00%, 01/15/21	600	664,790
BPCE SA
2.50%, 12/10/18	250	252,293
2.50%, 07/15/19	250	249,450
4.00%, 04/15/24	500	506,458
Branch Banking & Trust Co.
2.30%, 10/15/18 (Call 09/15/18)	250	252,681
2.85%, 04/01/21 (Call 03/01/21)	350	350,152
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	700	702,373
1.35%, 07/18/16	350	353,347
Capital One Bank (USA) N.A.
2.95%, 07/23/21	250	248,713
Citigroup Inc.
1.25%, 01/15/16[a]	200	200,987
1.70%, 07/25/16	1,000	1,011,189
1.75%, 05/01/18	550	542,942
2.50%, 09/26/18	1,000	1,009,551
2.50%, 07/29/19	250	249,564
3.38%, 03/01/23	500	494,339
4.45%, 01/10/17	1,200	1,285,881
4.50%, 01/14/22	1,500	1,618,172
5.38%, 08/09/20	125	141,927
5.85%, 08/02/16	1,000	1,092,209
5.88%, 01/30/42	250	297,511
6.13%, 11/21/17	750	850,891
6.13%, 05/15/18[a]	1,000	1,142,391
6.88%, 03/05/38	17	22,372
8.13%, 07/15/39	900	1,344,063
8.50%, 05/22/19	350	442,072
Comerica Bank
5.75%, 11/21/16	250	274,715
Commonwealth Bank of Australia
1.13%, 03/13/17	250	249,162
1.90%, 09/18/17	700	707,979
2.25%, 03/13/19	500	500,925
2.50%, 09/20/18	100	101,905
Credit Suisse New York
2.30%, 05/28/19	750	744,986

Security	Principal (000s)	Value

4.38%, 08/05/20	$800	$864,324
Deutsche Bank AG London
3.25%, 01/11/16	425	439,687
3.70%, 05/30/24	515	510,005
6.00%, 09/01/17	1,150	1,297,338
Series 3FXD
1.40%, 02/13/17	250	250,276
Fifth Third Bank
1.15%, 11/18/16 (Call 10/18/16)	500	500,241
2.38%, 04/25/19 (Call 03/25/19)	350	351,343
Goldman Sachs Group Inc. (The)
1.60%, 11/23/15	1,500	1,512,513
2.38%, 01/22/18	1,000	1,011,268
2.90%, 07/19/18	300	307,159
3.63%, 02/07/16	1,125	1,169,723
3.63%, 01/22/23	800	796,309
4.00%, 03/03/24	150	151,321
5.25%, 07/27/21	200	222,860
5.35%, 01/15/16	250	265,946
5.75%, 01/24/22	1,850	2,120,710
6.13%, 02/15/33	700	836,659
6.15%, 04/01/18	1,575	1,790,122
6.25%, 09/01/17	50	56,635
6.25%, 02/01/41	800	969,604
7.50%, 02/15/19	150	181,007
HSBC Bank (USA) N.A.
4.88%, 08/24/20[a]	1,150	1,267,551
HSBC Holdings PLC
4.00%, 03/30/22	500	528,415
4.25%, 03/14/24	500	510,331
4.88%, 01/14/22	100	111,316
5.10%, 04/05/21	675	763,717
5.25%, 03/14/44	500	532,536
6.50%, 05/02/36	950	1,165,862
6.50%, 09/15/37	900	1,111,643
HSBC USA Inc.
2.25%, 06/23/19	500	499,134
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	500	497,189
J.P. Morgan Chase & Co.
1.10%, 10/15/15	500	501,627
1.13%, 02/26/16	250	251,000
1.63%, 05/15/18	100	98,791
1.80%, 01/25/18	250	249,518
2.00%, 08/15/17	600	607,170
2.35%, 01/28/19[a]	1,500	1,505,901
3.15%, 07/05/16	1,350	1,403,222
3.20%, 01/25/23[a]	650	640,544
3.25%, 09/23/22	1,350	1,342,431
3.38%, 05/01/23[a]	100	97,375
3.88%, 02/01/24[a]	700	716,575
4.35%, 08/15/21	175	188,636
4.63%, 05/10/21	250	274,106
5.40%, 01/06/42	800	902,641
5.60%, 07/15/41	50	57,899
6.00%, 01/15/18	600	680,657
6.30%, 04/23/19	700	820,019
6.40%, 05/15/38	425	536,763
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	1,400	1,578,986
KeyBank N.A.
1.65%, 02/01/18	250	248,251

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

Lloyds Bank PLC
4.20%, 03/28/17[a]	$750	$806,118
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)[a]	250	246,468
2.25%, 07/25/19 (Call 06/25/19)	250	249,445
2.30%, 01/30/19 (Call 12/30/18)	250	250,971
Morgan Stanley
1.75%, 02/25/16	500	505,830
2.13%, 04/25/18[a]	500	501,381
2.50%, 01/24/19[a]	600	602,854
3.75%, 02/25/23	850	860,014
3.80%, 04/29/16	1,750	1,833,328
4.75%, 03/22/17	1,850	2,001,838
5.50%, 01/26/20	650	735,237
5.50%, 07/28/21	850	969,962
5.63%, 09/23/19	850	967,441
5.75%, 01/25/21[a]	150	172,910
6.38%, 07/24/42	875	1,104,382
6.63%, 04/01/18	1,300	1,502,651
Series F
3.88%, 04/29/24	500	504,275
MUFG Union Bank N.A.
2.13%, 06/16/17	350	356,373
2.63%, 09/26/18 (Call 08/26/18)	500	511,022
National Australia Bank Ltd.
1.60%, 08/07/15	25	25,302
2.75%, 03/09/17	700	726,729
3.00%, 01/20/23[a]	500	485,070
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	250	247,977
Northern Trust Corp.
2.38%, 08/02/22	375	359,502
3.95%, 10/30/25	250	257,818
PNC Bank N.A.
1.13%, 01/27/17 (Call 12/28/16)[b]	750	748,890
2.20%, 01/28/19 (Call 12/29/18)[a,b]	250	250,762
2.70%, 11/01/22 (Call 10/01/22)[b]	250	239,608
2.95%, 01/30/23 (Call 12/30/22)[b]	400	387,135
4.20%, 11/01/25 (Call 10/02/25)[b]	350	368,544
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[b]	650	672,932
5.13%, 02/08/20[b]	700	793,897
Rabobank Nederland
2.13%, 10/13/15	400	407,243
2.25%, 01/14/19	400	402,241
3.38%, 01/19/17[a]	1,250	1,315,709
3.88%, 02/08/22	1,050	1,107,176
3.95%, 11/09/22	500	504,947
5.25%, 05/24/41	300	337,134
5.75%, 12/01/43	500	569,643
Royal Bank of Canada
0.80%, 10/30/15	600	601,653
0.85%, 03/08/16	500	501,130
1.20%, 01/23/17	150	150,419
1.45%, 09/09/16	100	101,002
2.15%, 03/15/19	500	500,928
2.20%, 07/27/18	750	758,968
2.30%, 07/20/16	250	256,926
Royal Bank of Scotland Group PLC
4.38%, 03/16/16	750	789,969
6.13%, 01/11/21	500	585,856
Societe Generale SA
2.75%, 10/12/17	500	515,387

Security	Principal (000s)	Value

State Street Corp.
2.88%, 03/07/16	$500	$518,020
3.10%, 05/15/23	300	293,453
3.70%, 11/20/23[a]	250	257,768
Sumitomo Mitsui Banking Corp.
1.45%, 07/19/16	250	251,464
1.50%, 01/18/18	500	494,031
1.80%, 07/18/17	700	703,721
2.45%, 01/10/19	500	505,102
3.00%, 01/18/23	250	245,610
Svenska Handelsbanken AB
1.63%, 03/21/18	500	496,275
2.88%, 04/04/17	350	364,391
3.13%, 07/12/16	500	521,743
Toronto-Dominion Bank (The)
1.40%, 04/30/18	500	492,291
1.50%, 09/09/16	100	101,295
2.13%, 07/02/19	100	99,064
2.38%, 10/19/16	775	799,545
2.63%, 09/10/18	500	512,114
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	1,000	1,010,459
2.20%, 11/15/16 (Call 10/14/16)	250	257,029
2.20%, 04/25/19 (Call 03/25/19)	500	500,934
2.95%, 07/15/22 (Call 06/15/22)	550	538,177
3.00%, 03/15/22 (Call 02/15/22)	500	501,380
UBS AG Stamford
4.88%, 08/04/20	700	781,559
5.75%, 04/25/18	100	113,858
5.88%, 12/20/17	900	1,021,664
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	350	392,427
5.63%, 10/15/16	850	932,434
5.75%, 06/15/17	700	786,356
Wells Fargo & Co.
1.50%, 01/16/18	500	496,032
2.10%, 05/08/17	500	511,041
2.15%, 01/15/19	1,500	1,500,794
3.00%, 01/22/21	700	708,137
3.50%, 03/08/22	975	1,004,633
3.68%, 06/15/16[c]	775	815,480
4.10%, 06/03/26	500	502,368
4.13%, 08/15/23	100	103,326
4.48%, 01/16/24	350	368,507
4.60%, 04/01/21	500	553,767
5.61%, 01/15/44	1,422	1,612,922
5.63%, 12/11/17	250	282,571
Series M
3.45%, 02/13/23	925	916,298
Westpac Banking Corp.
0.95%, 01/12/16	500	502,461
1.13%, 09/25/15	750	755,127
2.00%, 08/14/17	700	711,069
2.25%, 01/17/19[a]	350	351,667
3.00%, 08/04/15	50	51,277
4.88%, 11/19/19	425	473,070

		139,366,027
BEVERAGES — 4.08%
Anheuser-Busch InBev Finance Inc.
2.15%, 02/01/19[a]	1,250	1,253,881
2.63%, 01/17/23	750	719,933

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

3.70%, 02/01/24	$250	$256,480
4.63%, 02/01/44	300	314,452
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	1,700	1,702,919
2.50%, 07/15/22	200	192,023
3.75%, 07/15/42	950	873,573
8.20%, 01/15/39[a]	250	383,094
Coca-Cola Co. (The)
0.75%, 11/01/16	200	199,609
1.15%, 04/01/18	350	344,443
1.65%, 03/14/18	700	702,515
1.65%, 11/01/18	350	348,180
1.80%, 09/01/16	600	612,397
2.45%, 11/01/20[a]	500	499,202
2.50%, 04/01/23[a]	400	383,679
3.30%, 09/01/21	500	518,929
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18[a]	250	250,278
3.88%, 11/26/23	250	254,028
Diageo Capital PLC
1.50%, 05/11/17	1,225	1,233,813
2.63%, 04/29/23 (Call 01/29/23)	750	715,168
Diageo Investment Corp.
4.25%, 05/11/42	350	343,035
PepsiCo Inc.
0.70%, 08/13/15	1,750	1,755,266
0.95%, 02/22/17	100	99,709
2.25%, 01/07/19 (Call 12/07/18)	200	202,680
2.75%, 03/05/22	1,700	1,675,991
2.75%, 03/01/23	750	727,097
3.60%, 08/13/42	350	312,716
4.00%, 03/05/42	350	332,896
7.90%, 11/01/18	125	154,282

		17,362,268
CHEMICALS — 1.14%
E.I. du Pont de Nemours and Co.
3.63%, 01/15/21	700	739,020
4.15%, 02/15/43[a]	400	384,830
6.00%, 07/15/18	500	579,259
Lubrizol Corp.
8.88%, 02/01/19	250	318,568
Monsanto Co.
2.13%, 07/15/19	250	248,686
4.20%, 07/15/34 (Call 01/15/34)	750	755,526
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)	500	507,003
5.63%, 12/01/40	150	177,321
6.50%, 05/15/19	100	118,353
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	375	352,200
4.50%, 08/15/19	400	442,496
Sherwin-Williams Co. (The)
1.35%, 12/15/17	250	249,134

		4,872,396
COMMERCIAL SERVICES — 0.32%
Catholic Health Initiatives
2.95%, 11/01/22	500	481,861
Massachusetts Institute of Technology
5.60%, 07/01/11	250	314,095

Security	Principal (000s)	Value

MasterCard Inc.
2.00%, 04/01/19	$250	$248,920
3.38%, 04/01/24	250	251,147
Princeton University Series A
4.95%, 03/01/19	50	56,294

		1,352,317
COMPUTERS — 2.78%
Apple Inc.
0.45%, 05/03/16	350	349,219
1.00%, 05/03/18	1,000	974,011
1.05%, 05/05/17	250	249,487
2.10%, 05/06/19	500	499,376
2.40%, 05/03/23	1,350	1,272,147
2.85%, 05/06/21	750	752,630
3.45%, 05/06/24	500	502,923
3.85%, 05/04/43	700	643,480
4.45%, 05/06/44	250	252,293
EMC Corp.
1.88%, 06/01/18	500	498,848
2.65%, 06/01/20	500	499,792
3.38%, 06/01/23 (Call 03/01/23)	250	248,455
International Business Machines Corp.
0.45%, 05/06/16	250	249,221
1.25%, 02/08/18	500	494,756
1.63%, 05/15/20	500	477,925
1.88%, 05/15/19	100	99,126
3.63%, 02/12/24[a]	500	509,547
4.00%, 06/20/42	860	820,425
5.70%, 09/14/17	1,500	1,695,905
7.63%, 10/15/18	600	734,440

		11,824,006
COSMETICS & PERSONAL CARE — 0.82%
Colgate-Palmolive Co.
1.75%, 03/15/19	250	246,082
1.95%, 02/01/23	350	323,637
Procter & Gamble Co. (The)
0.75%, 11/04/16	250	249,565
1.45%, 08/15/16	1,660	1,684,892
5.55%, 03/05/37	810	981,370

		3,485,546
DIVERSIFIED FINANCIAL SERVICES — 5.41%
American Express Co.
2.65%, 12/02/22	143	138,212
4.05%, 12/03/42	337	320,391
7.00%, 03/19/18	600	706,749
American Express Credit Corp.
1.30%, 07/29/16	600	603,452
2.13%, 07/27/18	600	605,684
2.13%, 03/18/19	500	498,191
2.38%, 03/24/17	575	591,704
2.75%, 09/15/15	500	512,243
2.80%, 09/19/16	1,000	1,038,802
Ameriprise Financial Inc.
4.00%, 10/15/23	50	52,236
5.30%, 03/15/20	500	567,169

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

Capital One Bank (USA) N.A.
2.25%, 02/13/19 (Call 01/13/19)	$750	$747,563
Charles Schwab Corp. (The)
4.45%, 07/22/20	300	331,274
CME Group Inc.
3.00%, 09/15/22	350	346,782
5.30%, 09/15/43 (Call 03/15/43)	100	114,135
Credit Suisse (USA) Inc.
5.13%, 08/15/15	775	811,198
5.38%, 03/02/16	75	79,968
General Electric Capital Corp.
1.00%, 01/08/16	800	803,905
1.63%, 04/02/18[a]	500	498,537
2.25%, 11/09/15	50	51,039
2.30%, 04/27/17	350	360,096
2.30%, 01/14/19	1,300	1,316,675
3.10%, 01/09/23	450	445,743
4.63%, 01/07/21	1,250	1,388,186
4.65%, 10/17/21	950	1,053,607
5.63%, 09/15/17	150	168,922
5.63%, 05/01/18	700	795,903
5.88%, 01/14/38	2,075	2,501,310
6.15%, 08/07/37	100	123,928
Series GMTN
6.38%, 11/15/67 (Call 11/15/17)[a,d]	1,000	1,110,000
HSBC Finance Corp.
6.68%, 01/15/21	800	951,319
Intercontinental Exchange Inc.
2.50%, 10/15/18	250	253,927
4.00%, 10/15/23	250	261,584
Invesco Finance PLC
3.13%, 11/30/22	300	296,006
Murray Street Investment Trust I
4.65%, 03/09/17[c]	1,150	1,237,379
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	350	464,330
Series C
8.00%, 03/01/32	250	358,052
NYSE Euronext
2.00%, 10/05/17	250	253,041
TD Ameritrade Holding Corp.
5.60%, 12/01/19	250	286,749

		23,045,991
ELECTRIC — 3.41%
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	200	180,113
Commonwealth Edison Co.
5.80%, 03/15/18	600	683,161
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	250	237,091
4.45%, 03/15/44 (Call 09/15/43)	250	255,591
7.13%, 12/01/18	250	298,245
Series 08-B
6.75%, 04/01/38	350	466,778
Consumers Energy Co.
6.70%, 09/15/19	250	301,818
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	1,175	1,145,050
5.30%, 02/15/40	75	87,533
7.00%, 11/15/18	700	835,584

Security	Principal (000s)	Value

Duke Energy Florida Inc.
6.40%, 06/15/38	$300	$395,911
Duke Energy Progress Inc.
2.80%, 05/15/22 (Call 02/15/22)	300	296,289
5.30%, 01/15/19	50	56,640
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	100	97,548
4.05%, 06/01/42 (Call 12/01/41)	650	640,980
5.69%, 03/01/40	150	185,809
Georgia Power Co.
4.25%, 12/01/19	250	273,313
4.30%, 03/15/42	650	652,686
Series 10-C
4.75%, 09/01/40	100	106,619
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	50	51,830
5.13%, 11/01/40 (Call 05/01/40)	250	286,416
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	550	575,218
5.40%, 01/15/40	150	172,474
5.80%, 03/01/37	150	180,731
6.05%, 03/01/34	1,100	1,352,351
PacifiCorp
6.00%, 01/15/39	500	630,114
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	200	205,474
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	275	251,131
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	100	94,392
San Diego Gas & Electric Co.
4.50%, 08/15/40	250	264,911
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	300	306,049
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	350	375,553
4.65%, 10/01/43 (Call 04/01/43)	500	536,914
5.50%, 03/15/40	350	417,626
Series 08-A
5.95%, 02/01/38	50	62,262
Southern Co. (The)
2.45%, 09/01/18	100	101,726
Virginia Electric and Power Co.
5.40%, 04/30/18	600	676,580
8.88%, 11/15/38	475	777,647

		14,516,158
ELECTRICAL COMPONENTS & EQUIPMENT — 0.06%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	250	241,171

		241,171
ELECTRONICS — 0.46%
Honeywell International Inc.
4.25%, 03/01/21	300	329,030
5.30%, 03/01/18	100	112,546
5.38%, 03/01/41	475	558,419
Koninklijke Philips NV
3.75%, 03/15/22	550	571,482
5.00%, 03/15/42	100	107,622

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

6.88%, 03/11/38	$200	$266,008

		1,945,107
ENGINEERING & CONSTRUCTION — 0.15%
ABB Finance (USA) Inc.
1.63%, 05/08/17	350	352,077
2.88%, 05/08/22	25	24,666
4.38%, 05/08/42	250	252,436

		629,179
FOOD — 0.44%
Sysco Corp.
5.25%, 02/12/18	300	334,079
Unilever Capital Corp.
0.85%, 08/02/17[a]	750	741,065
2.20%, 03/06/19[a]	650	655,467
5.90%, 11/15/32	100	130,549

		1,861,160
GAS — 0.05%
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)[e]	200	214,082

		214,082
HEALTH CARE — PRODUCTS — 1.43%
Baxter International Inc.
1.85%, 01/15/17	500	508,382
2.40%, 08/15/22	550	519,821
3.20%, 06/15/23 (Call 03/15/23)	750	740,910
5.90%, 09/01/16	30	32,985
Becton, Dickinson and Co.
3.13%, 11/08/21	400	408,784
3.25%, 11/12/20	200	206,341
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	250	241,276
6.55%, 10/15/37	275	360,211
CR Bard Inc.
1.38%, 01/15/18	250	246,808
Medtronic Inc.
1.38%, 04/01/18	50	49,376
2.63%, 03/15/16	600	617,533
3.63%, 03/15/24 (Call 12/15/23)	300	306,374
4.00%, 04/01/43 (Call 10/01/42)	500	476,655
4.63%, 03/15/44 (Call 09/15/43)	250	261,103
St. Jude Medical Inc.
2.50%, 01/15/16	350	359,067
3.25%, 04/15/23 (Call 01/15/23)	250	247,209
4.75%, 04/15/43 (Call 10/15/42)	150	154,631
Stryker Corp.
2.00%, 09/30/16	350	357,943

		6,095,409
HEALTH CARE — SERVICES — 1.29%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	500	498,632
2.75%, 11/15/22 (Call 08/15/22)	300	288,983
4.50%, 05/15/42 (Call 11/15/41)	525	532,918

Security	Principal (000s)	Value

Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	$250	$288,018
Howard Hughes Medical Institute
3.50%, 09/01/23	500	510,593
Kaiser Foundation Hospitals
4.88%, 04/01/42	250	270,811
UnitedHealth Group Inc.
1.40%, 10/15/17	500	499,599
2.75%, 02/15/23 (Call 11/15/22)	250	241,127
2.88%, 03/15/22 (Call 12/15/21)	700	692,238
2.88%, 03/15/23	350	340,738
4.25%, 03/15/43 (Call 09/15/42)	600	589,810
6.00%, 02/15/18	50	56,915
6.88%, 02/15/38	500	672,715

		5,483,097
HOUSEHOLD PRODUCTS & WARES — 0.11%
Kimberly-Clark Corp.
6.63%, 08/01/37	25	33,419
7.50%, 11/01/18	350	426,486

		459,905
INSURANCE — 2.69%
ACE INA Holdings Inc.
2.60%, 11/23/15	700	716,787
AEGON Funding Co. LLC
5.75%, 12/15/20	250	284,816
Aflac Inc.
2.65%, 02/15/17	600	620,079
Allstate Corp. (The)
3.15%, 06/15/23	250	248,485
4.50%, 06/15/43	250	257,201
Arch Capital Group Ltd.
5.14%, 11/01/43	100	108,283
Axis Specialty Finance LLC
5.88%, 06/01/20	100	113,799
Berkshire Hathaway Finance Corp.
0.95%, 08/15/16	350	351,358
1.30%, 05/15/18	500	492,554
1.60%, 05/15/17	600	606,469
3.00%, 05/15/22	450	449,095
4.40%, 05/15/42	250	249,822
5.75%, 01/15/40	50	60,065
Berkshire Hathaway Inc.
1.55%, 02/09/18	100	99,634
1.90%, 01/31/17	50	50,951
3.00%, 02/11/23	500	495,210
4.50%, 02/11/43	500	507,739
Chubb Corp. (The)
5.75%, 05/15/18	300	340,522
6.00%, 05/11/37	100	125,300
6.38%, 03/29/67 (Call 04/15/17)[d]	550	607,750
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	250	234,856
4.13%, 05/15/43 (Call 11/15/42)	100	93,912
MetLife Inc.
1.76%, 12/15/17	500	501,699
3.60%, 04/10/24	200	202,467
4.13%, 08/13/42[a]	610	585,580
4.88%, 11/13/43	500	532,507
6.75%, 06/01/16	150	165,749

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

7.72%, 02/15/19	$750	$923,876
Series D
4.37%, 09/15/23	550	589,634
Travelers Companies Inc. (The)
5.35%, 11/01/40	550	637,048
Travelers Property Casualty Corp.
6.38%, 03/15/33[a]	150	192,209

		11,445,456
INTERNET — 0.69%
Baidu Inc.
2.25%, 11/28/17	200	201,912
3.50%, 11/28/22[a]	500	488,008
eBay Inc.
1.35%, 07/15/17	350	350,247
2.20%, 08/01/19 (Call 07/01/19)	500	497,009
2.60%, 07/15/22 (Call 04/15/22)[a]	425	406,957
3.45%, 08/01/24 (Call 05/01/24)	150	148,636
4.00%, 07/15/42 (Call 01/15/42)[a]	100	88,968
Google Inc.
2.13%, 05/19/16	600	616,269
3.38%, 02/25/24	100	101,194
3.63%, 05/19/21	25	26,637

		2,925,837
MACHINERY — 1.84%
Caterpillar Financial Services Corp.
2.10%, 06/09/19	1,050	1,045,783
2.85%, 06/01/22	350	345,417
Caterpillar Inc.
1.50%, 06/26/17	700	705,261
3.80%, 08/15/42	550	509,586
3.90%, 05/27/21	700	752,506
5.20%, 05/27/41	200	225,577
7.90%, 12/15/18	250	309,584
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	300	309,252
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	650	632,861
3.90%, 06/09/42 (Call 12/09/41)	500	476,741
John Deere Capital Corp.
0.70%, 09/04/15	700	701,462
1.20%, 10/10/17	950	943,040
2.25%, 06/07/16	150	154,131
2.25%, 04/17/19	725	730,579

		7,841,780
MANUFACTURING — 1.02%
3M Co.
1.38%, 09/29/16	500	507,140
2.00%, 06/26/22	575	542,632
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)	350	375,199
General Electric Co.
0.85%, 10/09/15	500	501,550
2.70%, 10/09/22	400	390,516
3.38%, 03/11/24	100	101,198
4.13%, 10/09/42	200	198,372
4.50%, 03/11/44	350	364,400
5.25%, 12/06/17	500	560,359

Security	Principal (000s)	Value

Illinois Tool Works Inc.
3.50%, 03/01/24 (Call 12/01/23)	$250	$254,821
3.90%, 09/01/42 (Call 03/01/42)	475	444,612
6.25%, 04/01/19	100	117,878

		4,358,677
MEDIA — 2.81%
Comcast Corp.
2.85%, 01/15/23[a]	750	741,162
3.60%, 03/01/24[a]	200	204,415
4.25%, 01/15/33	1,500	1,535,933
4.50%, 01/15/43[a]	1,000	1,015,451
4.65%, 07/15/42	1,000	1,037,653
5.70%, 05/15/18	250	285,475
5.85%, 11/15/15	850	906,882
6.45%, 03/15/37	100	128,262
6.50%, 01/15/17	875	989,715
6.95%, 08/15/37	550	746,481
NBCUniversal Media LLC
2.88%, 01/15/23	750	735,948
4.38%, 04/01/21	350	385,341
5.15%, 04/30/20	1,000	1,138,861
Walt Disney Co. (The)
1.10%, 12/01/17	500	495,848
1.13%, 02/15/17	500	501,368
1.35%, 08/16/16	300	303,837
2.35%, 12/01/22	500	478,371
Series E
4.13%, 12/01/41	350	342,723

		11,973,726
METAL FABRICATE & HARDWARE — 0.18%
Precision Castparts Corp.
1.25%, 01/15/18	500	493,850
2.50%, 01/15/23 (Call 10/15/22)	300	286,078

		779,928
MINING — 1.86%
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17	950	963,164
1.88%, 11/21/16	500	511,352
3.25%, 11/21/21	100	102,295
3.85%, 09/30/23	100	104,245
4.13%, 02/24/42	300	292,315
5.00%, 09/30/43	750	822,949
6.50%, 04/01/19	350	417,806
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	200	202,528
6.50%, 07/15/18	400	468,002
7.13%, 07/15/28	250	323,261
Rio Tinto Finance (USA) PLC
1.38%, 06/17/16	750	756,646
1.63%, 08/21/17 (Call 07/21/17)[a]	1,000	1,005,495
2.88%, 08/21/22 (Call 05/21/22)[a]	790	769,757
3.50%, 03/22/22 (Call 12/22/21)	475	486,556
4.13%, 08/21/42 (Call 02/21/42)[a]	725	684,761

		7,911,132

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

OIL & GAS — 6.43%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	$200	$202,932
4.25%, 01/15/44 (Call 07/15/43)	500	478,769
4.75%, 04/15/43 (Call 10/15/42)	735	754,144
5.63%, 01/15/17	500	552,278
BP Capital Markets PLC
1.38%, 11/06/17	300	298,946
1.85%, 05/05/17	2,525	2,566,700
2.24%, 09/26/18	300	303,135
2.50%, 11/06/22	650	615,865
2.75%, 05/10/23	900	857,310
3.13%, 10/01/15	200	205,890
4.50%, 10/01/20	300	329,272
4.74%, 03/11/21	50	55,507
Chevron Corp.
0.89%, 06/24/16	250	251,182
1.72%, 06/24/18 (Call 05/24/18)	1,000	1,001,862
2.36%, 12/05/22 (Call 09/05/22)	500	477,813
3.19%, 06/24/23 (Call 03/24/23)	250	252,496
4.95%, 03/03/19	675	761,017
Conoco Funding Co.
7.25%, 10/15/31	400	560,297
ConocoPhillips
5.75%, 02/01/19	325	375,874
6.00%, 01/15/20	150	177,816
6.50%, 02/01/39	1,200	1,581,183
6.95%, 04/15/29	350	474,319
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	950	1,048,722
Diamond Offshore Drilling Inc.
5.70%, 10/15/39	150	170,701
5.88%, 05/01/19	250	289,654
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	250	250,161
2.63%, 03/15/23 (Call 12/15/22)[a]	350	334,965
5.63%, 06/01/19	50	57,618
5.88%, 09/15/17	100	113,112
Exxon Mobil Corp.
0.92%, 03/15/17	500	497,492
3.18%, 03/15/24 (Call 12/15/23)	500	508,424
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	540	536,537
2.70%, 02/15/23 (Call 11/15/22)	1,000	962,254
Shell International Finance BV
0.63%, 12/04/15	500	499,780
0.90%, 11/15/16	500	501,042
1.13%, 08/21/17	1,700	1,691,340
1.90%, 08/10/18	100	100,552
2.38%, 08/21/22[a]	490	470,308
4.55%, 08/12/43	500	521,110
5.50%, 03/25/40	300	355,375
6.38%, 12/15/38	675	884,693
Total Capital Canada Ltd.
2.75%, 07/15/23	500	482,263
Total Capital International SA
0.75%, 01/25/16	1,400	1,403,968
2.13%, 01/10/19	100	100,709
2.70%, 01/25/23	410	396,394
3.70%, 01/15/24	200	205,978
3.75%, 04/10/24	500	516,440
Total Capital SA

Security	Principal (000s)	Value

2.13%, 08/10/18	$850	$859,442
2.30%, 03/15/16	125	128,286
3.13%, 10/02/15	350	360,457

		27,382,384
OIL & GAS SERVICES — 0.82%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	350	359,288
5.13%, 09/15/40	400	450,510
Halliburton Co.
1.00%, 08/01/16	300	301,439
3.25%, 11/15/21 (Call 08/15/21)	500	513,033
3.50%, 08/01/23 (Call 05/01/23)[a]	100	102,132
4.50%, 11/15/41 (Call 05/15/41)	350	361,952
4.75%, 08/01/43 (Call 02/01/43)	200	211,842
7.45%, 09/15/39	175	253,430
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	500	480,014
3.95%, 12/01/42 (Call 06/01/42)	250	235,966
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	200	206,586

		3,476,192
PHARMACEUTICALS — 5.84%
Abbott Laboratories
5.30%, 05/27/40	650	766,097
Allergan Inc.
3.38%, 09/15/20	20	19,746
5.75%, 04/01/16	400	429,191
AstraZeneca PLC
1.95%, 09/18/19	900	887,520
4.00%, 09/18/42	700	659,990
6.45%, 09/15/37	150	194,223
Bristol-Myers Squibb Co.
0.88%, 08/01/17	250	246,844
2.00%, 08/01/22	200	184,669
4.50%, 03/01/44 (Call 09/01/43)	350	359,536
Eli Lilly and Co.
1.95%, 03/15/19	500	496,545
5.20%, 03/15/17	500	551,120
5.55%, 03/15/37	150	179,277
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	600	600,409
2.80%, 03/18/23	300	290,151
5.65%, 05/15/18	125	142,362
6.38%, 05/15/38	900	1,159,803
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	850	836,053
Johnson & Johnson
1.65%, 12/05/18	250	249,504
2.15%, 05/15/16	75	77,217
2.95%, 09/01/20	350	362,290
4.50%, 12/05/43 (Call 06/05/43)	250	269,737
5.55%, 08/15/17	500	566,067
5.95%, 08/15/37	525	682,475
Merck & Co. Inc.
1.10%, 01/31/18	1,000	978,130
1.30%, 05/18/18	100	98,471
2.25%, 01/15/16	500	512,247
2.40%, 09/15/22 (Call 06/15/22)	750	718,876
2.80%, 05/18/23	250	242,776

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

3.60%, 09/15/42 (Call 03/15/42)	$900	$803,947
4.15%, 05/18/43	500	491,379
5.00%, 06/30/19	125	141,169
6.55%, 09/15/37	25	33,038
Novartis Capital Corp.
2.40%, 09/21/22	500	478,162
3.40%, 05/06/24	500	503,762
3.70%, 09/21/42	375	348,059
4.40%, 05/06/44[a]	250	259,995
Novartis Securities Investment Ltd.
5.13%, 02/10/19	725	819,282
Pfizer Inc.
0.90%, 01/15/17	200	199,248
1.10%, 05/15/17	1,000	999,298
3.00%, 06/15/23[a]	350	346,524
4.30%, 06/15/43	350	352,641
6.20%, 03/15/19	1,250	1,468,126
7.20%, 03/15/39	1,300	1,830,441
Sanofi
2.63%, 03/29/16	1,000	1,032,946
4.00%, 03/29/21	300	323,456
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	50	51,401
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	1,100	1,119,059
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	500	483,540

		24,846,799
PIPELINES — 0.64%
TransCanada PipeLines Ltd.
2.50%, 08/01/22	250	238,437
3.75%, 10/16/23 (Call 07/16/23)	250	256,536
3.80%, 10/01/20	300	318,143
4.63%, 03/01/34 (Call 12/01/33)	500	524,946
5.00%, 10/16/43 (Call 04/16/43)	250	270,693
6.10%, 06/01/40	500	612,291
6.50%, 08/15/18	100	117,260
7.63%, 01/15/39	275	393,551

		2,731,857
REAL ESTATE INVESTMENT TRUSTS — 0.68%
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	1,025	1,044,955
2.20%, 02/01/19 (Call 11/01/18)	200	200,752
3.38%, 03/15/22 (Call 12/15/21)[a]	850	867,622
4.75%, 03/15/42 (Call 09/15/41)[a]	275	294,501
5.25%, 12/01/16 (Call 09/02/16)	350	380,575
5.65%, 02/01/20 (Call 11/01/19)	100	115,639

		2,904,044
RETAIL — 4.91%
Costco Wholesale Corp.
0.65%, 12/07/15	500	500,282
1.70%, 12/15/19	500	488,454
5.50%, 03/15/17	250	277,352
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	150	152,507
3.75%, 02/15/24 (Call 11/15/23)[a]	600	624,447
4.20%, 04/01/43 (Call 10/01/42)	350	343,449

Security	Principal (000s)	Value

4.88%, 02/15/44 (Call 08/15/43)	$50	$54,530
5.40%, 03/01/16	1,075	1,154,272
5.88%, 12/16/36	1,125	1,388,318
5.95%, 04/01/41 (Call 10/01/40)	250	309,667
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	700	707,193
3.12%, 04/15/22 (Call 01/15/22)[a]	300	303,213
3.80%, 11/15/21 (Call 08/15/21)	75	79,619
4.65%, 04/15/42 (Call 10/15/41)	450	470,344
5.00%, 09/15/43 (Call 03/15/43)	100	109,983
6.65%, 09/15/37	250	328,293
McDonald’s Corp.
2.63%, 01/15/22	350	343,845
3.25%, 06/10/24	100	99,924
3.70%, 02/15/42	500	460,638
5.35%, 03/01/18	75	84,651
6.30%, 10/15/37[a]	150	193,653
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	150	163,246
6.25%, 01/15/18	400	451,660
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)	400	418,170
Target Corp.
2.90%, 01/15/22	850	846,672
4.00%, 07/01/42[a]	775	728,500
5.38%, 05/01/17	500	555,351
6.00%, 01/15/18	100	114,308
7.00%, 01/15/38	300	407,751
Wal-Mart Stores Inc.
1.00%, 04/21/17	350	348,918
1.50%, 10/25/15	1,200	1,214,616
2.55%, 04/11/23 (Call 01/11/23)[a]	500	479,955
3.25%, 10/25/20[a]	950	992,130
3.30%, 04/22/24 (Call 01/22/24)	350	351,734
4.30%, 04/22/44 (Call 10/22/43)	200	200,848
4.75%, 10/02/43 (Call 04/02/43)	50	53,649
5.63%, 04/15/41	1,850	2,235,538
5.80%, 02/15/18	700	799,784
6.50%, 08/15/37	1,550	2,044,285

		20,881,749
SEMICONDUCTORS — 1.01%
Applied Materials Inc.
4.30%, 06/15/21	250	271,841
5.85%, 06/15/41	150	176,055
Intel Corp.
1.35%, 12/15/17	800	798,014
3.30%, 10/01/21	1,075	1,110,449
4.00%, 12/15/32[a]	300	297,516
4.25%, 12/15/42	500	482,850
Texas Instruments Inc.
0.45%, 08/03/15	225	225,095
1.65%, 08/03/19	650	634,129
Xilinx Inc.
2.13%, 03/15/19	300	298,916

		4,294,865
SOFTWARE — 2.41%
Microsoft Corp.
0.88%, 11/15/17	500	494,206
1.63%, 09/25/15	300	304,185

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

1.63%, 12/06/18	$100	$99,656
2.38%, 05/01/23 (Call 02/01/23)[a]	500	476,886
3.00%, 10/01/20[a]	600	623,398
3.50%, 11/15/42	500	438,287
3.63%, 12/15/23 (Call 09/15/23)	300	312,219
4.88%, 12/15/43 (Call 06/15/43)	300	326,569
5.30%, 02/08/41	275	318,059
Oracle Corp.
1.20%, 10/15/17	950	944,192
2.25%, 10/08/19	1,000	997,219
2.38%, 01/15/19[a]	600	607,559
2.50%, 10/15/22	1,100	1,054,893
3.63%, 07/15/23[a]	500	514,118
4.30%, 07/08/34 (Call 01/08/34)	750	759,468
5.00%, 07/08/19	50	56,321
5.25%, 01/15/16	550	587,191
5.38%, 07/15/40	1,075	1,224,589
5.75%, 04/15/18	100	114,105

		10,253,120
TELECOMMUNICATIONS — 5.36%
America Movil SAB de CV
2.38%, 09/08/16[a]	750	769,695
3.13%, 07/16/22	1,200	1,168,250
4.38%, 07/16/42	900	846,184
5.00%, 03/30/20	100	110,302
5.63%, 11/15/17	100	113,168
6.38%, 03/01/35	50	60,489
AT&T Inc.
1.40%, 12/01/17	650	647,145
1.70%, 06/01/17[a]	1,500	1,515,561
2.30%, 03/11/19[a]	1,500	1,507,355
2.50%, 08/15/15	667	680,049
2.95%, 05/15/16	200	207,483
3.00%, 02/15/22[a]	1,325	1,314,489
4.30%, 12/15/42 (Call 06/15/42)[a]	617	579,978
4.35%, 06/15/45 (Call 12/15/44)	350	329,907
4.45%, 05/15/21	150	165,017
5.35%, 09/01/40[a]	725	784,603
5.50%, 02/01/18	300	337,734
5.55%, 08/15/41	1,000	1,115,483
5.80%, 02/15/19	300	346,583
6.30%, 01/15/38	600	722,584
6.50%, 09/01/37	1,000	1,226,951
6.55%, 02/15/39	50	62,083
Cisco Systems Inc.
1.10%, 03/03/17	700	700,435
2.13%, 03/01/19[a]	200	200,413
3.63%, 03/04/24	500	510,827
4.45%, 01/15/20	925	1,020,051
4.95%, 02/15/19	850	954,842
5.50%, 02/22/16	350	376,515
5.50%, 01/15/40	775	893,777
New Cingular Wireless Services Inc.
8.75%, 03/01/31	25	37,306
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	275	275,753
Vodafone Group PLC
1.50%, 02/19/18	150	148,268
2.50%, 09/26/22	500	468,223
4.38%, 02/19/43	750	711,425
5.45%, 06/10/19	75	85,438

Security	Principal or Shares (000s)	Value

5.63%, 02/27/17	$1,250	$1,382,102
6.15%, 02/27/37	375	444,062

		22,820,530
TRANSPORTATION — 0.71%
Canadian National Railway Co.
5.55%, 03/01/19	250	286,820
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	500	541,943
4.82%, 02/01/44 (Call 08/01/43)	300	327,655
United Parcel Service Inc.
2.45%, 10/01/22	850	820,013
3.13%, 01/15/21	50	51,674
4.88%, 11/15/40 (Call 05/15/40)	350	387,318
5.13%, 04/01/19	500	567,902
6.20%, 01/15/38	25	32,218

		3,015,543

TOTAL CORPORATE BONDS & NOTES (Cost: $425,925,122)		420,658,576

SHORT-TERM INVESTMENTS — 8.67%

MONEY MARKET FUNDS — 8.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,f,g]	27,418	27,418,123
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,f,g]	2,859	2,859,317
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,f]	6,617	6,616,662

		36,894,102

TOTAL SHORT-TERM INVESTMENTS (Cost: $36,894,102)		36,894,102

TOTAL INVESTMENTS IN SECURITIES — 107.51% (Cost: $462,819,224)		457,552,678
Other Assets, Less Liabilities — (7.51)%		(31,950,627)

NET ASSETS — 100.00%		$425,602,051

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Variable rate security. Rate shown is as of report date.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

29

Schedule of Investments  (Unaudited)

iSHARES® B - Ca RATED CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 96.60%

ADVERTISING — 0.47%
Getty Images Inc.
7.00%, 10/15/20 (Call 10/15/15)[a]	$25	$22,438
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)	25	24,781
MDC Partners Inc.
6.75%, 04/01/20 (Call 04/01/16)[a]	25	26,000
Visant Corp.
10.00%, 10/01/17 (Call 09/02/14)	25	24,250

		97,469
AEROSPACE & DEFENSE — 0.84%
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 05/15/16)[a,b]	25	25,875
TransDigm Inc.
5.50%, 10/15/20 (Call 10/15/15)	50	49,500
6.00%, 07/15/22 (Call 07/15/17)[a]	100	100,500

		175,875
AGRICULTURE — 0.12%
Alliance One International Inc.
9.88%, 07/15/21 (Call 07/15/17)[b]	25	24,547

		24,547
AIRLINES — 0.13%
US Airways Group Inc.
6.13%, 06/01/18	25	26,313

		26,313
AUTO MANUFACTURERS — 1.43%
Chrysler Group LLC/CG Co-Issuer Inc.
8.25%, 06/15/21 (Call 06/15/16)	200	220,000
Navistar International Corp.
8.25%, 11/01/21 (Call 11/01/14)[b]	75	77,438

		297,438
AUTO PARTS & EQUIPMENT — 0.52%
American Axle & Manufacturing Inc.
6.63%, 10/15/22 (Call 10/15/17)[b]	25	26,938
Goodyear Tire & Rubber Co. (The)
7.00%, 05/15/22 (Call 05/15/17)[b]	75	81,375

		108,313
BANKS — 0.75%
Provident Funding Associates LP/PFG Finance Corp.
6.75%, 06/15/21 (Call 06/15/16)[a]	50	49,625
Royal Bank of Scotland Group PLC
7.64%, 12/31/49 (Call 09/30/17)[c]	100	106,250

		155,875

Security	Principal (000s)	Value

BUILDING MATERIALS — 0.87%
Associated Materials LLC/AMH New Finance Inc.
9.13%, 11/01/17 (Call 09/02/14)	$25	$24,875
Griffon Corp.
5.25%, 03/01/22 (Call 02/01/17)	50	48,937
Nortek Inc.
8.50%, 04/15/21 (Call 04/15/16)	25	27,125
Ply Gem Industries Inc.
6.50%, 02/01/22 (Call 02/01/17)[a,b]	25	23,375
Texas Industries Inc.
9.25%, 08/15/20 (Call 08/15/15)	25	28,375
USG Corp.
9.75%, 01/15/18	25	29,313

		182,000
CHEMICALS — 1.99%
Hexion U.S. Finance Corp.
6.63%, 04/15/20 (Call 04/15/15)	100	104,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18 (Call 09/02/14)	50	51,600
9.00%, 11/15/20 (Call 11/15/15)[b]	25	24,875
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[b]	50	50,375
8.63%, 03/15/21 (Call 09/15/15)[b]	25	27,188
PQ Corp.
8.75%, 05/01/18 (Call 11/01/14)[a]	50	53,500
TPC Group Inc.
8.75%, 12/15/20 (Call 12/15/16)[a]	25	27,312
Tronox Finance LLC
6.38%, 08/15/20 (Call 08/15/15)	75	75,750

		414,600
COAL — 1.42%
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 09/02/14)[b]	50	33,750
6.25%, 06/01/21 (Call 06/01/16)	25	16,250
7.50%, 08/01/20 (Call 08/01/16)[a,b]	25	23,063
Arch Coal Inc.
7.25%, 10/01/20 (Call 10/01/15)	100	66,500
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)[a]	25	25,281
8.25%, 04/01/20 (Call 04/01/15)	50	53,250
Foresight Energy LLC/Foresight Energy Corp.
7.88%, 08/15/21 (Call 08/15/16)[a]	50	52,750
Walter Energy Inc.
9.50%, 10/15/19 (Call 10/15/16)[a,b]	25	24,875

		295,719
COMMERCIAL SERVICES — 4.10%
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)	50	50,000
8.75%, 12/01/20 (Call 12/01/15)[b]	30	29,250
Brand Energy & Infrastructure Services Inc.
8.50%, 12/01/21 (Call 12/01/16)[a]	25	25,750
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[a]	25	24,188
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 07/01/17)[a]	25	24,688

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

H&E Equipment Services Inc.
7.00%, 09/01/22 (Call 09/01/17)	$25	$27,062
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[a]	25	25,062
Hertz Corp. (The)
5.88%, 10/15/20 (Call 10/15/15)	50	51,125
6.75%, 04/15/19 (Call 04/15/15)	75	78,375
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)[b]	75	75,000
Jaguar Holding Co.
9.38%, 10/15/17 (Call 10/15/14)[a,d]	50	50,875
Laureate Education Inc.
9.25%, 09/01/19 (Call 09/01/15)[a]	50	50,000
Monitronics International Inc.
9.13%, 04/01/20 (Call 04/01/16)	25	26,250
ServiceMaster Co. (The)
7.00%, 08/15/20 (Call 08/15/15)	49	50,102
United Rentals (North America) Inc.
5.75%, 11/15/24 (Call 05/15/19)	50	51,125
7.38%, 05/15/20 (Call 05/15/16)	100	107,250
7.63%, 04/15/22 (Call 04/15/17)	100	110,250

		856,352
COMPUTERS — 0.74%
Dell Inc.
2.30%, 09/10/15	50	50,025
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)	25	25,625
7.38%, 11/15/18 (Call 09/02/14)	25	26,109
7.63%, 11/15/20 (Call 11/15/15)	50	52,875

		154,634
COSMETICS & PERSONAL CARE — 0.23%
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 05/15/16)[a]	25	23,625
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 02/15/16)	25	25,375

		49,000
DISTRIBUTION & WHOLESALE — 1.45%
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)	75	80,063
8.13%, 04/15/19 (Call 04/15/15)	75	81,000
11.00%, 04/15/20 (Call 04/15/16)	50	57,500
11.50%, 07/15/20 (Call 10/15/16)	50	58,250
VWR Funding Inc.
7.25%, 09/15/17 (Call 09/15/14)	25	26,406

		303,219
DIVERSIFIED FINANCIAL SERVICES — 2.12%
DFC Finance Corp.
10.50%, 06/15/20 (Call 06/15/17)[a]	25	24,875
E*TRADE Financial Corp.
6.38%, 11/15/19 (Call 11/15/15)	50	53,125
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 01/01/17)	50	48,500
Nuveen Investments Inc.
9.50%, 10/15/20 (Call 10/15/16)[a]	40	46,700

Security	Principal (000s)	Value

Springleaf Finance Corp.
6.90%, 12/15/17	$200	$216,500
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 09/15/18 (Call 09/15/15)[a]	25	26,531
Walter Investment Management Corp.
7.88%, 12/15/21 (Call 12/15/16)[a]	25	25,500

		441,731
ELECTRIC — 2.39%
Calpine Corp.
5.75%, 01/15/25 (Call 10/15/19)	25	24,437
GenOn Energy Inc.
9.50%, 10/15/18	75	78,375
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)[a]	100	103,000
6.25%, 05/01/24 (Call 05/01/19)[a]	25	25,000
6.63%, 03/15/23 (Call 09/15/17)	50	51,500
7.63%, 01/15/18	100	111,000
8.25%, 09/01/20 (Call 09/01/15)	50	53,750
8.50%, 06/15/19 (Call 09/02/14)	50	52,000

		499,062
ELECTRICAL COMPONENTS & EQUIPMENT — 0.37%
Belden Inc.
5.50%, 09/01/22 (Call 09/01/17)[a]	50	51,250
General Cable Corp.
5.75%, 10/01/22 (Call 10/01/17)	25	25,063

		76,313
ELECTRONICS — 0.30%
Sanmina Corp.
7.00%, 05/15/19 (Call 09/02/14)[a]	11	11,605
Viasystems Inc.
7.88%, 05/01/19 (Call 05/01/15)[a]	50	52,000

		63,605
ENTERTAINMENT — 1.74%
AMC Entertainment Inc.
9.75%, 12/01/20 (Call 12/01/15)	50	55,875
Cedar Fair LP/Canada’s Wonderland Co.
5.25%, 03/15/21 (Call 03/15/16)	25	25,250
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	25	24,437
Mohegan Tribal Gaming Authority
9.75%, 09/01/21 (Call 09/01/16)[b]	50	54,000
Pinnacle Entertainment Inc.
6.38%, 08/01/21 (Call 08/01/16)	25	25,750
7.50%, 04/15/21 (Call 04/15/15)	50	52,875
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)	50	51,000
Six Flags Entertainment Corp.
5.25%, 01/15/21 (Call 01/15/16)[a]	25	24,875
WMG Acquisition Corp.
6.75%, 04/15/22 (Call 04/15/17)[a]	50	48,625

		362,687

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

ENVIRONMENTAL CONTROL — 0.25%
ADS Waste Holdings Inc.
8.25%, 10/01/20 (Call 10/01/16)	$25	$26,875
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[a]	25	25,750

		52,625
FOOD — 2.21%
Aramark Services Inc.
5.75%, 03/15/20 (Call 03/15/15)	35	36,050
B&G Foods Inc.
4.63%, 06/01/21 (Call 06/01/16)	50	48,750
Big Heart Pet Brands
7.63%, 02/15/19 (Call 09/02/14)	35	36,094
Ingles Markets Inc.
5.75%, 06/15/23 (Call 06/15/18)	50	50,125
Post Holdings Inc.
6.00%, 12/15/22 (Call 06/15/18)[a]	25	24,750
7.38%, 02/15/22 (Call 02/15/17)	100	106,500
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/01/15)[a]	50	51,250
6.63%, 08/15/22 (Call 08/15/17)	25	27,000
SUPERVALU Inc.
8.00%, 05/01/16[b]	50	54,500
US Foods Inc.
8.50%, 06/30/19 (Call 09/02/14)	25	26,650

		461,669
GAS — 0.52%
Sabine Pass LNG LP
7.50%, 11/30/16	100	109,000

		109,000
HEALTH CARE — PRODUCTS — 2.17%
Biomet Inc.
6.50%, 08/01/20 (Call 08/01/15)	100	107,865
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a,b]	25	23,875
Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)	25	26,062
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	150	166,125
12.50%, 11/01/19 (Call 11/01/15)	25	27,970
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.75%, 08/01/22[a]	50	50,250
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 08/15/15)	50	51,000

		453,147
HEALTH CARE — SERVICES — 5.43%
CHS/Community Health Systems Inc.
6.88%, 02/01/22 (Call 02/01/18)[a,b]	150	153,375
7.13%, 07/15/20 (Call 07/15/16)	25	26,687
8.00%, 11/15/19 (Call 11/15/15)	75	80,452
DaVita HealthCare Partners Inc.
5.13%, 07/15/24 (Call 07/15/19)	25	24,625
5.75%, 08/15/22 (Call 08/15/17)	25	26,375
6.63%, 11/01/20 (Call 11/01/14)	50	52,500

Security	Principal (000s)	Value

HCA Holdings Inc.
6.25%, 02/15/21	$50	$52,775
6.50%, 02/15/16	50	53,250
7.50%, 02/15/22	50	56,625
7.75%, 05/15/21 (Call 11/15/15)	100	107,875
HCA Inc.
5.88%, 05/01/23	125	128,750
IASIS Healthcare LLC
8.38%, 05/15/19 (Call 09/02/14)	25	26,438
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 04/15/17)[a]	25	24,750
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)[a]	50	51,250
Select Medical Corp.
6.38%, 06/01/21 (Call 06/01/16)	50	51,250
Tenet Healthcare Corp.
5.00%, 03/01/19[a]	50	49,250
8.00%, 08/01/20 (Call 08/01/15)	25	26,688
8.13%, 04/01/22	125	139,687

		1,132,602
HOLDING COMPANIES — DIVERSIFIED — 0.38%
Alphabet Holding Co. Inc.
7.75%, 11/01/17 (Call 09/02/14)[d]	25	25,500
Harbinger Group Inc.
7.88%, 07/15/19 (Call 01/15/16)	25	27,125
Opal Acquisition Inc.
8.88%, 12/15/21 (Call 12/15/16)[a]	25	25,875

		78,500
HOME BUILDERS — 0.75%
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 12/15/15)[a]	25	26,219
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 10/15/15)[a]	50	52,625
Shea Homes LP/Shea Homes Funding Corp.
8.63%, 05/15/19 (Call 05/15/15)	50	53,125
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[a,b]	25	24,625

		156,594
HOUSEHOLD PRODUCTS & WARES — 3.38%
ACCO Brands Corp.
6.75%, 04/30/20 (Call 04/30/17)	50	52,000
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)	100	102,000
8.25%, 02/15/21 (Call 02/15/16)	150	159,000
9.00%, 04/15/19 (Call 10/15/14)	150	156,375
9.88%, 08/15/19 (Call 08/15/15)[b]	175	188,562
Spectrum Brands Inc.
6.63%, 11/15/22 (Call 11/15/17)	25	26,500
Sun Products Corp. (The)
7.75%, 03/15/21 (Call 03/15/16)[a,b]	25	20,500

		704,937

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

HOUSEWARES — 0.13%
RSI Home Products Inc.
6.88%, 03/01/18 (Call 03/01/15)[a]	$25	$26,500

		26,500
INSURANCE — 0.36%
Hockey Merger Sub 2 Inc.
7.88%, 10/01/21 (Call 10/01/16)[a]	50	51,250
USI Inc.
7.75%, 01/15/21 (Call 01/15/16)[a]	25	24,813

		76,063
INTERNET — 0.25%
CyrusOne LP/CyrusOne Finance Corp.
6.38%, 11/15/22 (Call 11/15/17)	25	26,375
Zayo Group LLC/Zayo Capital Inc.
8.13%, 01/01/20 (Call 07/01/15)	25	26,500

		52,875
IRON & STEEL — 0.49%
AK Steel Corp.
7.63%, 05/15/20 (Call 05/15/15)[b]	25	25,563
Ryerson Inc./Joseph T Ryerson & Son Inc.
9.00%, 10/15/17 (Call 04/15/15)	50	52,937
Signode Industrial Group Lux SA/Signode Industrial Group US Inc.
6.38%, 05/01/22 (Call 05/01/17)[a]	25	24,625

		103,125
LODGING — 3.85%
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 12/01/14)	25	26,063
Caesars Entertainment Operating Co. Inc.
8.50%, 02/15/20 (Call 02/15/16)[b]	25	21,875
9.00%, 02/15/20 (Call 02/15/16)	125	103,563
11.25%, 06/01/17 (Call 09/02/14)	100	88,000
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance Inc.
11.00%, 10/01/21 (Call 10/01/16)[a]	75	78,937
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc.
9.38%, 05/01/22 (Call 05/01/17)[a]	50	50,375
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	25	25,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)[a]	50	52,375
MGM Resorts International
5.25%, 03/31/20	25	25,313
6.63%, 07/15/15	50	52,000
6.63%, 12/15/21	25	27,031
6.75%, 10/01/20	75	81,187
7.75%, 03/15/22[b]	50	57,500
8.63%, 02/01/19	75	87,375
Station Casinos LLC
7.50%, 03/01/21 (Call 03/01/16)	25	26,437

		803,031

Security	Principal (000s)	Value

MACHINERY — 0.75%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[a]	$75	$78,000
Gardner Denver Inc.
6.88%, 08/15/21 (Call 08/15/16)[a]	25	25,188
Manitowoc Co. Inc. (The)
8.50%, 11/01/20 (Call 11/01/15)	25	27,375
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)	25	26,187

		156,750
MANUFACTURING — 0.57%
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a]	50	48,750
Polymer Group Inc.
7.75%, 02/01/19 (Call 02/01/15)	22	23,100
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)	45	47,363

		119,213
MEDIA — 7.43%
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	25	24,938
7.75%, 07/15/21 (Call 07/15/16)	50	54,750
Cablevision Systems Corp.
5.88%, 09/15/22	50	49,250
8.63%, 09/15/17	75	85,500
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[a]	25	24,063
6.38%, 09/15/20 (Call 09/15/15)[a]	75	77,250
Clear Channel Communications Inc.
9.00%, 12/15/19 (Call 07/15/15)[b]	25	25,656
9.00%, 03/01/21 (Call 03/01/16)[b]	100	103,375
10.00%, 01/15/18 (Call 07/15/16)	25	22,750
11.25%, 03/01/21 (Call 03/01/16)	25	27,500
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	125	131,000
Series B
7.63%, 03/15/20 (Call 03/15/15)	75	78,750
Cumulus Media Holdings Inc.
7.75%, 05/01/19 (Call 05/01/15)[b]	25	25,625
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)	25	27,562
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75%, 04/01/21 (Call 04/01/16)	25	27,875
Nexstar Broadcasting Inc.
6.88%, 11/15/20 (Call 11/15/15)	25	26,500
Numericable Group SA
6.00%, 05/15/22 (Call 05/15/17)[a]	200	201,000
Quebecor Media Inc.
5.75%, 01/15/23	75	75,750
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 04/01/16)	25	25,031
5.63%, 08/01/24 (Call 08/01/19)[a]	25	24,656
Sirius XM Radio Inc.
4.63%, 05/15/23 (Call 05/15/18)[a]	50	46,500
5.88%, 10/01/20 (Call 10/01/16)[a]	50	51,125
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a]	75	77,062
6.75%, 09/15/22 (Call 09/15/17)[a]	23	24,783

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

6.88%, 05/15/19 (Call 05/15/15)[a]	$175	$183,750
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)[b]	25	27,719

		1,549,720
METAL FABRICATE & HARDWARE — 0.38%
JMC Steel Group Inc.
8.25%, 03/15/18 (Call 09/02/14)[a]	25	24,750
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (Call 06/15/16)[a]	50	53,625

		78,375
MINING — 1.62%
Aleris International Inc.
7.63%, 02/15/18 (Call 09/02/14)	25	25,625
7.88%, 11/01/20 (Call 11/01/15)	50	51,375
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[a]	78	79,560
7.00%, 02/15/21 (Call 02/15/18)[a,b]	53	54,590
HudBay Minerals Inc.
9.50%, 10/01/20 (Call 10/01/16)	25	27,500
IAMGOLD Corp.
6.75%, 10/01/20 (Call 10/01/16)[a]	25	23,000
Molycorp Inc.
10.00%, 06/01/20 (Call 06/01/16)[b]	25	22,250
Novelis Inc.
8.75%, 12/15/20 (Call 12/15/15)	50	54,000

		337,900
OFFICE & BUSINESS EQUIPMENT — 0.25%
CDW LLC/CDW Finance Corp.
8.50%, 04/01/19 (Call 04/01/15)	50	53,125

		53,125
OIL & GAS — 13.34%
Antero Resources Finance Corp.
5.38%, 11/01/21 (Call 11/01/16)	50	50,625
6.00%, 12/01/20 (Call 12/01/15)	100	104,250
Athlon Holdings LP/Athlon Finance Corp.
6.00%, 05/01/22 (Call 05/01/17)[a]	50	50,125
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)	25	26,125
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)[a]	50	51,000
Carrizo Oil & Gas Inc.
8.63%, 10/15/18 (Call 10/15/14)	35	36,575
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 05/15/17)	25	26,188
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	75	70,125
5.50%, 05/01/22 (Call 05/01/17)	25	24,563
Drill Rigs Holdings Inc.
6.50%, 10/01/17 (Call 10/01/15)[a]	50	50,500
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (Call 12/15/14)[b]	50	52,250
EP Energy LLC/EP Energy Finance Inc.
Series WI
9.38%, 05/01/20 (Call 05/01/16)	200	221,500

Security	Principal (000s)	Value

EV Energy Partners LP/EV Energy Finance Corp.
8.00%, 04/15/19 (Call 04/15/15)	$25	$26,125
EXCO Resources Inc.
7.50%, 09/15/18 (Call 09/15/14)	25	24,438
8.50%, 04/15/22 (Call 04/15/17)	25	25,125
Forest Oil Corp.
7.25%, 06/15/19 (Call 09/02/14)[b]	27	26,932
Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)	125	129,687
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 04/01/22 (Call 04/01/17)[a]	50	52,000
Kodiak Oil & Gas Corp.
8.13%, 12/01/19 (Call 12/01/15)	50	54,755
Laredo Petroleum Inc.
7.38%, 05/01/22 (Call 05/01/17)	25	27,250
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)	125	126,875
7.75%, 02/01/21 (Call 09/15/15)	50	52,375
8.63%, 04/15/20 (Call 04/15/15)	100	105,625
Magnum Hunter Resources Corp.
9.75%, 05/15/20 (Call 05/15/16)	25	26,937
MEG Energy Corp.
6.50%, 03/15/21 (Call 03/15/15)[a]	150	154,125
7.00%, 03/31/24 (Call 09/30/18)[a]	50	52,875
Memorial Production Partners LP/Memorial Production Finance Corp.
7.63%, 05/01/21 (Call 05/01/17)	50	51,375
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
9.25%, 06/01/21 (Call 06/01/16)	50	51,625
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 06/01/16)	50	52,750
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)[a]	50	54,125
Ocean Rig UDW Inc.
7.25%, 04/01/19 (Call 04/01/17)[a]	25	24,063
Offshore Group Investments Ltd.
7.13%, 04/01/23 (Call 04/01/18)	25	24,688
7.50%, 11/01/19 (Call 11/01/15)	75	77,250
Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[a]	50	47,625
Paragon Offshore Ltd.
7.25%, 08/15/24 (Call 08/15/19)[a]	50	47,625
Parsley Energy LLC/Parsley Finance Corp.
7.50%, 02/15/22 (Call 02/15/17)[a]	25	26,000
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)	25	27,687
PetroBakken Energy Ltd.
8.63%, 02/01/20 (Call 02/01/16)[a]	25	25,875
Rosetta Resources Inc.
5.63%, 05/01/21 (Call 05/01/17)	75	75,562
Samson Investment Co.
10.75%, 02/15/20 (Call 02/15/16)[a,b]	125	126,562
Sanchez Energy Corp.
7.75%, 06/15/21 (Call 06/15/17)	50	54,250
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)	100	104,000
7.50%, 02/15/23 (Call 08/15/17)	75	78,187
Seven Generations Energy Ltd.
8.25%, 05/15/20 (Call 05/15/16)[a]	50	54,125
Stone Energy Corp.
7.50%, 11/15/22 (Call 11/15/17)	25	26,813
Vanguard Natural Resources LLC/VNR Finance Corp.
7.88%, 04/01/20 (Call 04/01/16)	50	53,250

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

Venoco Inc.
8.88%, 02/15/19 (Call 02/15/15)	$25	$24,250
W&T Offshore Inc.
8.50%, 06/15/19 (Call 06/15/15)	25	26,625

		2,783,262
OIL & GAS SERVICES — 0.36%
Gulfmark Offshore Inc.
6.38%, 03/15/22 (Call 03/15/17)	25	25,000
Key Energy Services Inc.
6.75%, 03/01/21 (Call 03/01/16)	25	25,500
McDermott International Inc.
8.00%, 05/01/21 (Call 05/01/17)[a]	25	25,500

		76,000
PACKAGING & CONTAINERS — 0.77%
Berry Plastics Corp.
5.50%, 05/15/22 (Call 05/15/17)[b]	25	24,375
9.75%, 01/15/21 (Call 01/15/16)	50	55,750
Sealed Air Corp.
8.13%, 09/15/19 (Call 09/15/15)[a]	75	81,094

		161,219
PHARMACEUTICALS — 2.73%
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a]	75	74,625
Salix Pharmaceuticals Ltd.
6.00%, 01/15/21 (Call 01/15/17)[a]	50	52,250
Valeant Pharmaceuticals International Inc.
5.63%, 12/01/21 (Call 12/01/16)[a]	100	99,500
6.38%, 10/15/20 (Call 10/15/16)[a]	25	25,812
7.00%, 10/01/20 (Call 10/01/15)[a]	125	130,625
VPII Escrow Corp./Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (Call 08/15/15)[a]	50	52,250
7.50%, 07/15/21 (Call 07/15/16)[a]	125	135,000

		570,062
PIPELINES — 1.31%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
5.88%, 08/01/23 (Call 02/01/18)	75	73,687
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.13%, 03/01/22 (Call 11/01/16)[a]	25	25,813
NGPL PipeCo LLC
7.12%, 12/15/17[a]	150	151,125
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.
6.50%, 04/01/19 (Call 10/01/16)[a]	25	23,750

		274,375
REAL ESTATE — 0.12%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	25	24,875

		24,875
REAL ESTATE INVESTMENT TRUSTS — 0.24%
iStar Financial Inc.
4.00%, 11/01/17 (Call 08/01/17)	25	24,625

Security	Principal (000s)	Value

5.00%, 07/01/19 (Call 07/01/16)	$25	$24,625

		49,250
RETAIL — 3.45%
Burger King Corp.
9.88%, 10/15/18 (Call 10/15/14)	25	26,437
Chinos Intermediate Holdings A Inc.
7.75%, 05/01/19 (Call 11/01/14)[a,d]	50	48,000
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 03/15/15)[a]	50	50,375
Guitar Center Inc.
6.50%, 04/15/19 (Call 04/15/16)[a,b]	25	23,750
JC Penney Corp. Inc.
7.63%, 03/01/97	25	20,563
Landry’s Inc.
9.38%, 05/01/20 (Call 05/01/15)[a]	25	27,125
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a]	25	24,625
7.75%, 11/01/18 (Call 08/01/14)	50	52,125
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[a]	85	89,675
New Albertsons Inc.
7.45%, 08/01/29	25	23,188
Party City Holdings Inc.
Series WI
8.88%, 08/01/20 (Call 08/01/15)	25	26,937
Penske Automotive Group Inc.
5.75%, 10/01/22 (Call 10/01/17)	50	51,625
Petco Holdings Inc.
8.50%, 10/15/17 (Call 09/02/14)[a,d]	25	25,250
Rite Aid Corp.
6.75%, 06/15/21 (Call 06/15/16)	50	52,000
9.25%, 03/15/20 (Call 03/15/16)	50	56,000
Sears Holdings Corp.
6.63%, 10/15/18[b]	50	45,187
Serta Simmons Holdings LLC
8.13%, 10/01/20 (Call 10/01/15)[a]	25	26,313
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 09/02/14)[b]	50	50,440

		719,615
SEMICONDUCTORS — 1.64%
Advanced Micro Devices Inc.
7.00%, 07/01/24 (Call 07/01/19)[a,b]	25	24,375
7.50%, 08/15/22	25	25,875
Amkor Technology Inc.
6.38%, 10/01/22 (Call 10/01/16)[b]	25	26,000
Freescale Semiconductor Inc.
6.00%, 01/15/22 (Call 11/15/16)[a]	50	51,500
8.05%, 02/01/20 (Call 06/01/15)	13	13,813
NXP BV/NXP Funding LLC
3.50%, 09/15/16[a]	200	201,000

		342,563
SOFTWARE — 3.68%
BMC Software Inc.
8.13%, 07/15/21 (Call 07/15/16)[a]	100	99,500
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[a]	81	85,455
7.38%, 06/15/19 (Call 06/15/15)[a]	75	78,750

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

11.25%, 01/15/21 (Call 01/15/16)	$97	$109,852
11.75%, 08/15/21 (Call 05/15/16)	49	57,208
12.63%, 01/15/21 (Call 01/15/16)	150	178,687
Infor Software Parent LLC/Infor Software Parent Inc.
7.13%, 05/01/21 (Call 05/01/17)[a,d]	25	24,750
Infor US Inc.
9.38%, 04/01/19 (Call 04/01/15)	25	27,313
11.50%, 07/15/18 (Call 07/15/15)	50	55,875
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[a]	50	50,500

		767,890
STORAGE & WAREHOUSING — 0.98%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	200	205,000

		205,000
TELECOMMUNICATIONS — 13.76%
Alcatel-Lucent USA Inc.
4.63%, 07/01/17[a]	200	201,500
6.45%, 03/15/29	50	48,250
Altice SA
7.75%, 05/15/22 (Call 05/15/17)[a]	200	204,500
Avaya Inc.
10.50%, 03/01/21 (Call 03/01/17)[a,b]	100	87,500
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)	50	54,250
CommScope Inc.
5.00%, 06/15/21 (Call 06/15/17)[a]	25	24,750
5.50%, 06/15/24 (Call 06/15/19)[a]	25	24,875
DigitalGlobe Inc.
5.25%, 02/01/21 (Call 02/01/17)[b]	25	24,469
Hughes Satellite Systems Corp.
6.50%, 06/15/19	50	55,187
7.63%, 06/15/21	51	57,630
Intelsat (Luxembourg) SA
6.75%, 06/01/18 (Call 06/01/15)	50	52,000
7.75%, 06/01/21 (Call 06/01/17)	100	102,250
8.13%, 06/01/23 (Call 06/01/18)[b]	50	52,000
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	50	48,000
6.63%, 12/15/22 (Call 12/15/17)	100	101,000
7.25%, 04/01/19 (Call 04/01/15)	50	52,500
7.25%, 10/15/20 (Call 10/15/15)	50	52,750
7.50%, 04/01/21 (Call 04/01/16)	125	133,437
Level 3 Escrow II Inc.
5.38%, 08/15/22 (Call 08/15/17)[a]	25	24,531
Level 3 Financing Inc.
6.13%, 01/15/21 (Call 11/15/16)[a]	50	51,750
8.13%, 07/01/19 (Call 07/01/15)	175	186,375
9.38%, 04/01/19 (Call 04/01/15)	25	26,750
Nokia OYJ
5.38%, 05/15/19	25	26,500
6.63%, 05/15/39	25	26,688
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)[a]	25	23,875
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)	25	25,938
Sprint Capital Corp.
6.88%, 11/15/28	100	97,500
6.90%, 05/01/19	50	53,500

Security	Principal or Shares (000s)	Value

Sprint Communications Inc.
6.00%, 12/01/16	$50	$54,000
6.00%, 11/15/22[b]	25	24,625
7.00%, 08/15/20	25	26,500
8.38%, 08/15/17	50	57,062
Sprint Corp.
7.13%, 06/15/24[a]	100	102,000
7.25%, 09/15/21[a]	50	53,250
7.88%, 09/15/23[a,b]	150	160,500
Telesat Canada/Telesat LLC
6.00%, 05/15/17 (Call 09/02/14)[a,b]	25	25,625
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a]	50	48,500
7.88%, 01/15/19 (Call 11/15/14)	10	10,475
Wind Acquisition Finance SA
7.38%, 04/23/21 (Call 04/23/17)[a]	200	208,500
Windstream Corp.
6.38%, 08/01/23 (Call 02/01/18)[b]	75	74,062
7.75%, 10/15/20 (Call 10/15/15)	50	53,500
7.75%, 10/01/21 (Call 10/01/16)[b]	50	53,938

		2,872,792
TRANSPORTATION — 0.95%
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)	90	96,543
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[a]	50	51,750
PHI Inc.
5.25%, 03/15/19 (Call 03/15/16)[a]	50	50,250

		198,543
TRUCKING & LEASING — 0.12%
Jurassic Holdings III Inc.
6.88%, 02/15/21 (Call 02/15/17)[a]	25	24,875

		24,875

TOTAL CORPORATE BONDS & NOTES
(Cost: $20,130,114)		20,160,824

SHORT-TERM INVESTMENTS — 14.22%

MONEY MARKET FUNDS — 14.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[e,f,g]	2,239	2,239,446
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[e,f,g]	234	233,542

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

July 31, 2014

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	495	$495,352

		2,968,340

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,968,340)		2,968,340

TOTAL INVESTMENTS IN SECURITIES — 110.82%		23,129,164
(Cost: $23,098,454)
Other Assets, Less Liabilities — (10.82)%		(2,257,401)

NET ASSETS — 100.00%		$20,871,763

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

37

Schedule of Investments (Unaudited)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.28%

ADVERTISING — 0.37%
Omnicom Group Inc.
3.63%, 05/01/22	$50	$50,797
WPP Finance 2010
4.75%, 11/21/21	25	27,320

		78,117
AEROSPACE & DEFENSE — 0.77%
B/E Aerospace Inc.
5.25%, 04/01/22 (Call 04/01/17)	25	27,094
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	50	54,567
Northrop Grumman Corp.
3.25%, 08/01/23	25	24,656
5.05%, 08/01/19	50	55,691

		162,008
AGRICULTURE — 1.68%
Altria Group Inc.
2.85%, 08/09/22	75	71,622
5.38%, 01/31/44	25	26,785
9.70%, 11/10/18	50	64,914
10.20%, 02/06/39	17	28,514
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	50	52,316
Lorillard Tobacco Co.
3.50%, 08/04/16	50	52,206
Reynolds American Inc.
6.15%, 09/15/43	25	28,442
6.75%, 06/15/17	25	28,459

		353,258
AIRLINES — 0.36%
United Airlines Inc.
6.75%, 09/15/15 (Call 09/15/14)[a]	75	75,281

		75,281
AUTO MANUFACTURERS — 0.53%
Ford Motor Co.
4.75%, 01/15/43[b]	25	24,984
7.45%, 07/16/31	25	33,029
General Motors Co.
4.88%, 10/02/23	25	26,094
6.25%, 10/02/43	25	28,312

		112,419
AUTO PARTS & EQUIPMENT — 0.63%
Delphi Corp.
6.13%, 05/15/21 (Call 05/15/16)	50	55,375
Johnson Controls Inc.
5.50%, 01/15/16	50	53,426

Security	Principal (000s)	Value

Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)	$25	$24,609

		133,410
BANKS — 7.02%
Bank of America Corp.
5.75%, 08/15/16	25	27,200
6.05%, 05/16/16	100	108,368
6.11%, 01/29/37	100	114,829
Capital One Financial Corp.
4.75%, 07/15/21	50	55,097
CIT Group Inc.
4.25%, 08/15/17	75	77,250
5.50%, 02/15/19[a]	100	106,750
Citigroup Inc.
5.30%, 05/06/44	25	25,939
5.50%, 02/15/17	25	27,327
5.88%, 02/22/33	100	111,348
Credit Suisse New York
5.40%, 01/14/20	25	27,854
Dresdner Bank AG
7.25%, 09/15/15	50	52,984
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)	75	76,856
Goldman Sachs Group Inc. (The)
5.63%, 01/15/17[b]	25	27,346
6.45%, 05/01/36	50	57,692
6.75%, 10/01/37	50	59,647
KeyCorp
3.75%, 08/13/15	50	51,537
Morgan Stanley
4.10%, 05/22/23	50	50,333
4.88%, 11/01/22	25	26,634
National City Corp.
6.88%, 05/15/19	50	58,855
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	50	49,499
Royal Bank of Scotland Group PLC
6.00%, 12/19/23	25	26,570
6.13%, 12/15/22	50	53,781
7.65%, 12/31/49 (Call 09/30/31)[c]	25	29,755
SMFG Preferred Capital USD 3 Ltd.
9.50%, 07/29/49 (Call 07/25/18)[a,c]	100	124,000
SunTrust Banks Inc.
3.60%, 04/15/16 (Call 03/15/16)	50	52,204

		1,479,655
BEVERAGES — 0.38%
Constellation Brands Inc.
6.00%, 05/01/22	50	54,938
Molson Coors Brewing Co.
3.50%, 05/01/22	25	25,153

		80,091
BIOTECHNOLOGY — 2.38%
Amgen Inc.
2.50%, 11/15/16	75	77,353
3.88%, 11/15/21 (Call 08/15/21)	100	105,393
5.15%, 11/15/41 (Call 05/15/41)	100	107,541

38

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

Celgene Corp.
1.90%, 08/15/17	$50	$50,405
3.63%, 05/15/24 (Call 02/15/24)	50	50,064
Gilead Sciences Inc.
3.05%, 12/01/16	25	26,115
4.40%, 12/01/21 (Call 09/01/21)	25	27,371
4.80%, 04/01/44 (Call 10/01/43)	25	26,615
5.65%, 12/01/41 (Call 06/01/41)	25	29,652

		500,509
BUILDING MATERIALS — 1.04%
CRH America Inc.
6.00%, 09/30/16	25	27,534
Lafarge SA
6.50%, 07/15/16	75	81,600
Masco Corp.
7.13%, 03/15/20	50	58,625
Owens Corning Inc.
4.20%, 12/15/22 (Call 09/15/22)	50	50,830

		218,589
CHEMICALS — 3.02%
Agrium Inc.
3.50%, 06/01/23 (Call 03/01/23)	50	49,478
Ashland Inc.
4.75%, 08/15/22 (Call 05/15/22)	50	48,375
CF Industries Inc.
3.45%, 06/01/23[b]	75	73,769
5.15%, 03/15/34	25	26,516
Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	25	23,832
7.38%, 11/01/29	75	99,304
8.55%, 05/15/19	75	95,599
Ecolab Inc.
3.00%, 12/08/16	25	26,095
4.35%, 12/08/21	50	54,255
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	100	111,070
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)	25	27,840

		636,133
COAL — 0.23%
Peabody Energy Corp.
6.25%, 11/15/21[b]	50	47,375

		47,375
COMMERCIAL SERVICES — 0.33%
ADT Corp. (The)
3.50%, 07/15/22[b]	25	22,125
4.88%, 07/15/42	25	20,750
United Rentals (North America) Inc.
5.75%, 07/15/18 (Call 07/15/15)	25	26,137

		69,012
COMPUTERS — 1.48%
Hewlett-Packard Co.
2.13%, 09/13/15	100	101,573
3.75%, 12/01/20	50	51,920
4.65%, 12/09/21[b]	100	108,553

Security	Principal (000s)	Value

NCR Corp.
5.00%, 07/15/22 (Call 07/15/17)	$25	$24,688
Seagate HDD Cayman
4.75%, 06/01/23	25	25,250

		311,984
COSMETICS & PERSONAL CARE — 0.16%
Avon Products Inc.
5.00%, 03/15/23[b]	35	34,140

		34,140
DIVERSIFIED FINANCIAL SERVICES — 6.72%
Aircastle Ltd.
5.13%, 03/15/21	25	25,062
Ally Financial Inc.
5.50%, 02/15/17	75	79,875
8.00%, 03/15/20	50	58,500
8.00%, 11/01/31	50	62,375
American Express Co.
6.80%, 09/01/66 (Call 09/01/16)[c]	25	27,250
Denali Borrower LLC/Denali Finance Corp.
5.63%, 10/15/20 (Call 10/15/16)[a]	25	25,750
Discover Financial Services
3.85%, 11/21/22	50	50,499
Ford Motor Credit Co. LLC
5.00%, 05/15/18	200	220,571
6.63%, 08/15/17	100	114,252
General Motors Financial Co. Inc.
3.25%, 05/15/18	50	49,937
Goldman Sachs Capital I
6.35%, 02/15/34	25	28,471
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%, 08/01/20 (Call 02/01/17)	100	104,250
International Lease Finance Corp.
4.63%, 04/15/21	50	49,875
5.88%, 04/01/19	20	21,250
8.75%, 03/15/17	75	85,125
Jefferies Group LLC
5.13%, 04/13/18	45	48,970
5.13%, 01/20/23	25	26,562
Navient LLC
5.50%, 01/25/23	35	33,775
5.63%, 08/01/33	25	21,438
8.45%, 06/15/18	150	173,250
Nomura Holdings Inc.
2.00%, 09/13/16	50	50,594
6.70%, 03/04/20	50	59,578

		1,417,209
ELECTRIC — 3.68%
AES Corp. (The)
4.88%, 05/15/23 (Call 05/15/18)	50	47,125
8.00%, 10/15/17	75	86,063
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)[b]	50	49,991
Berkshire Hathaway Energy Co.
6.13%, 04/01/36	60	74,318
Dominion Resources Inc.
4.45%, 03/15/21	50	54,610

39

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

EDP Finance BV
4.90%, 10/01/19[a]	$100	$104,293
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	25	26,893
6.20%, 10/01/17	75	84,726
FirstEnergy Corp.
Series C
7.38%, 11/15/31	25	29,464
Nisource Finance Corp.
5.25%, 02/15/43 (Call 08/15/42)	25	26,627
6.40%, 03/15/18	50	57,370
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	25	29,110
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	50	54,592
6.00%, 12/01/39	20	24,842
RJS Power Holdings LLC
5.13%, 07/15/19 (Call 07/15/16)[a]	25	24,625

		774,649
ELECTRONICS — 0.75%
Agilent Technologies Inc.
5.00%, 07/15/20	75	81,980
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	25	25,010
2.25%, 08/15/16	25	25,600
3.15%, 01/15/23 (Call 10/15/22)	25	24,474

		157,064
ENTERTAINMENT — 0.12%
GLP Capital LP/GLP Financing II Inc.
5.38%, 11/01/23 (Call 08/01/23)	25	25,484

		25,484
ENVIRONMENTAL CONTROL — 1.05%
Clean Harbors Inc.
5.25%, 08/01/20 (Call 08/01/16)	35	35,263
Republic Services Inc.
5.25%, 11/15/21	75	85,032
Waste Management Inc.
2.60%, 09/01/16	50	51,637
2.90%, 09/15/22 (Call 06/15/22)[b]	50	48,658

		220,590
FOOD — 3.49%
ConAgra Foods Inc.
1.90%, 01/25/18	35	34,921
3.20%, 01/25/23 (Call 10/25/22)	35	33,838
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
5.70%, 10/01/40	25	27,022
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	25	24,171
5.65%, 02/15/19	50	57,442
H.J. Heinz Finance Co.
7.13%, 08/01/39[a]	25	27,225
JBS USA LLC/JBS USA Finance Inc.
8.25%, 02/01/20 (Call 02/01/15)[a]	25	27,000
Kellogg Co.
4.00%, 12/15/20	50	52,472

Security	Principal (000s)	Value

Kraft Foods Group Inc.
3.50%, 06/06/22	$50	$51,071
5.00%, 06/04/42	50	53,249
Kroger Co. (The)
6.15%, 01/15/20	50	58,261
Mondelez International Inc.
5.38%, 02/10/20	50	56,829
6.50%, 08/11/17	75	85,806
6.50%, 02/09/40	50	63,967
Safeway Inc.
6.35%, 08/15/17	50	56,750
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	25	26,388

		736,412
FOREST PRODUCTS & PAPER — 0.27%
International Paper Co.
6.00%, 11/15/41 (Call 05/15/41)	50	57,788

		57,788
GAS — 0.53%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	25	30,672
Sempra Energy
2.30%, 04/01/17	50	51,140
6.00%, 10/15/39	25	30,642

		112,454
HEALTH CARE — PRODUCTS — 0.27%
Hospira Inc.
6.05%, 03/30/17	25	27,498
Life Technologies Corp.
6.00%, 03/01/20	25	28,999

		56,497
HEALTH CARE — SERVICES — 2.67%
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)	50	51,250
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)[b]	25	26,360
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19[a]	50	53,250
HCA Holdings Inc.
4.75%, 05/01/23	50	49,375
6.50%, 02/15/20	75	81,469
HCA Inc.
5.00%, 03/15/24	25	24,813
Laboratory Corp. of America Holdings
2.20%, 08/23/17	25	25,255
Quest Diagnostics Inc.
4.70%, 04/01/21	25	26,755
Tenet Healthcare Corp.
4.38%, 10/01/21	50	48,125
6.25%, 11/01/18	25	27,062
WellPoint Inc.
3.13%, 05/15/22	50	49,271
3.30%, 01/15/23	75	74,404
4.65%, 01/15/43	25	25,380

		562,769

40

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

HOME BUILDERS — 0.11%
Lennar Corp.
4.75%, 11/15/22 (Call 08/15/22)	$25	$24,000

		24,000
HOUSEHOLD PRODUCTS & WARES — 0.12%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	25	24,542

		24,542
INSURANCE — 3.74%
Allstate Corp. (The)
5.75%, 08/15/53 (Call 08/15/23)[c]	25	26,875
American International Group Inc.
4.88%, 06/01/22	50	55,436
8.18%, 05/15/68 (Call 05/15/38)[c]	50	68,875
8.25%, 08/15/18	100	123,008
Aon PLC
5.00%, 09/30/20	25	27,932
AXA SA
8.60%, 12/15/30	25	33,500
Genworth Holdings Inc.
7.63%, 09/24/21	50	61,661
Lincoln National Corp.
6.15%, 04/07/36	25	30,577
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	25	27,622
MetLife Inc.
6.40%, 12/15/66 (Call 12/15/31)	25	28,000
Prudential Financial Inc.
4.60%, 05/15/44[b]	25	25,103
5.38%, 06/21/20	25	28,388
5.88%, 09/15/42 (Call 09/15/22)[c]	50	53,875
7.38%, 06/15/19	75	91,835
Series D
4.75%, 09/17/15	50	52,295
Voya Financial Inc.
5.50%, 07/15/22	25	28,244
XL Group PLC
6.50%, 12/29/49 (Call 04/15/17)[c]	25	24,500

		787,726
INTERNET — 0.35%
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)	50	50,375
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	25	24,375

		74,750
IRON & STEEL — 2.26%
ArcelorMittal SA
5.00%, 02/25/17	75	77,250
6.75%, 02/25/22	50	54,125
7.50%, 10/15/39	50	52,125

Security	Principal (000s)	Value

Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)[b]	$25	$24,464
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	50	51,458
United States Steel Corp.
7.38%, 04/01/20[b]	25	27,437
Vale Overseas Ltd.
4.38%, 01/11/22[b]	75	76,703
6.25%, 01/23/17	25	27,745
6.88%, 11/21/36	75	84,258

		475,565
LODGING — 0.38%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 03/15/22 (Call 03/15/17)	25	25,375
7.75%, 08/15/20 (Call 08/15/15)	50	53,875

		79,250
MACHINERY — 0.41%
Case New Holland Industrial Inc.
7.88%, 12/01/17	75	85,594

		85,594
MANUFACTURING — 0.72%
Bombardier Inc.
5.75%, 03/15/22[a,b]	50	48,875
6.00%, 10/15/22 (Call 04/15/17)[a]	25	24,500
Eaton Corp.
2.75%, 11/02/22	25	24,050
4.15%, 11/02/42	25	23,978
Ingersoll-Rand Global Holding Co. Ltd.
5.75%, 06/15/43	25	29,281

		150,684
MEDIA — 9.45%
21st Century Fox America Inc.
4.50%, 02/15/21	25	27,353
6.15%, 02/15/41	75	89,414
6.40%, 12/15/35	50	61,349
CBS Corp.
4.85%, 07/01/42 (Call 01/01/42)	25	24,648
7.88%, 07/30/30	25	33,570
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 01/15/24 (Call 07/15/18)	25	24,875
6.50%, 04/30/21 (Call 04/30/15)	75	78,000
7.00%, 01/15/19 (Call 09/02/14)	50	52,125
CSC Holdings LLC
6.75%, 11/15/21	25	26,813
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	50	52,041
5.00%, 03/01/21	50	55,432
5.15%, 03/15/42[b]	50	51,539
6.00%, 08/15/40 (Call 05/15/40)	25	28,784
Discovery Communications LLC
4.88%, 04/01/43	25	24,849
5.05%, 06/01/20	50	55,623
DISH DBS Corp.
4.63%, 07/15/17	25	26,000
5.00%, 03/15/23	75	73,500
6.75%, 06/01/21	50	55,000

41

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

Gannett Co. Inc.
5.13%, 07/15/20 (Call 07/15/16)	$25	$25,250
Grupo Televisa SAB de CV CPO
6.63%, 01/15/40	25	30,383
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 04/15/17)[a]	25	24,625
Numericable Group SA
6.00%, 05/15/22 (Call 05/15/17)[a]	200	201,000
Thomson Reuters Corp.
4.30%, 11/23/23 (Call 08/23/23)	50	51,944
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	100	105,702
4.50%, 09/15/42 (Call 03/15/42)	125	121,037
8.25%, 04/01/19	100	125,187
Time Warner Inc.
3.40%, 06/15/22[b]	50	50,555
4.88%, 03/15/20	25	27,753
7.63%, 04/15/31	75	102,267
7.70%, 05/01/32	75	104,071
Viacom Inc.
3.88%, 12/15/21	75	78,205
4.38%, 03/15/43	25	23,266
5.85%, 09/01/43 (Call 03/01/43)	25	28,113
6.25%, 04/30/16	25	27,300
Videotron Ltd.
5.38%, 06/15/24 (Call 03/15/24)[a]	25	25,000

		1,992,573
MINING — 3.12%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)	75	80,218
Barrick Gold Corp.
3.85%, 04/01/22	50	49,511
Barrick North America Finance LLC
5.75%, 05/01/43	50	51,321
FMG Resources (August 2006) Pty Ltd.
8.25%, 11/01/19 (Call 11/01/15)[a,b]	75	80,437
Freeport-McMoRan Inc.
2.38%, 03/15/18	50	50,551
3.10%, 03/15/20	50	50,211
5.45%, 03/15/43 (Call 09/15/42)	50	51,652
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[b]	25	23,933
4.88%, 03/15/42 (Call 09/15/41)	50	44,393
Southern Copper Corp.
6.75%, 04/16/40	50	54,157
Teck Resources Ltd.
3.00%, 03/01/19	50	50,756
5.20%, 03/01/42 (Call 09/01/41)	75	70,765

		657,905
OFFICE & BUSINESS EQUIPMENT — 0.39%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)[b]	25	25,508
Xerox Corp.
6.35%, 05/15/18	50	57,526

		83,034

Security	Principal (000s)	Value

OIL & GAS — 8.93%
Anadarko Finance Co.
7.50%, 05/01/31	$50	$67,839
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	25	24,839
5.95%, 09/15/16	50	55,052
6.45%, 09/15/36	25	31,400
Canadian Natural Resources Ltd.
5.70%, 05/15/17	50	55,677
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	25	24,356
5.70%, 10/15/19	50	57,296
Chesapeake Energy Corp.
5.75%, 03/15/23[b]	50	53,375
6.63%, 08/15/20	50	55,719
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	50	52,000
Continental Resources Inc.
5.00%, 09/15/22 (Call 03/15/17)	35	37,800
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	25	25,102
4.75%, 05/15/42 (Call 11/15/41)	50	51,202
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	75	78,387
5.90%, 12/01/17	25	28,279
6.50%, 02/01/38	25	31,097
Ensco PLC
4.70%, 03/15/21	50	54,259
EQT Corp.
8.13%, 06/01/19	50	61,808
Hess Corp.
5.60%, 02/15/41	50	57,080
8.13%, 02/15/19	50	62,344
Husky Energy Inc.
7.25%, 12/15/19	50	61,367
Marathon Oil Corp.
5.90%, 03/15/18	75	85,289
Marathon Petroleum Corp.
5.13%, 03/01/21	50	55,959
Newfield Exploration Co.
5.63%, 07/01/24	25	27,000
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	25	29,376
8.25%, 03/01/19	25	31,179
Petrohawk Energy Corp.
6.25%, 06/01/19 (Call 06/01/15)	50	54,000
Phillips 66
2.95%, 05/01/17	25	26,058
4.30%, 04/01/22	25	26,630
5.88%, 05/01/42	25	29,335
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)[a]	25	24,500
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	25	25,000
Range Resources Corp.
5.00%, 03/15/23 (Call 03/15/18)	50	51,375
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	25	26,235
Suncor Energy Inc.
6.50%, 06/15/38	50	63,555
7.15%, 02/01/32	25	33,834

42

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

Talisman Energy Inc.
5.50%, 05/15/42 (Call 11/15/41)[b]	$25	$26,793
Transocean Inc.
6.38%, 12/15/21	75	84,897
6.80%, 03/15/38	25	27,459
Valero Energy Corp.
6.13%, 02/01/20	50	58,261
6.63%, 06/15/37[b]	35	42,674
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)	25	26,125

		1,881,812
OIL & GAS SERVICES — 0.70%
SESI LLC
6.38%, 05/01/19 (Call 05/01/15)	25	26,250
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)[b]	50	56,339
9.63%, 03/01/19	50	64,938

		147,527
PACKAGING & CONTAINERS — 0.34%
Ball Corp.
5.00%, 03/15/22	25	24,937
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	50	47,250

		72,187
PHARMACEUTICALS — 3.06%
AbbVie Inc.
1.20%, 11/06/15	50	50,296
1.75%, 11/06/17	50	49,991
2.90%, 11/06/22	75	72,427
4.40%, 11/06/42	25	24,312
Actavis Funding SCS
4.85%, 06/15/44 (Call 12/15/43)[a]	35	34,812
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	25	24,456
Cardinal Health Inc.
3.20%, 03/15/23	25	24,705
Express Scripts Holding Co.
2.65%, 02/15/17	125	129,025
3.13%, 05/15/16	75	77,875
6.13%, 11/15/41	25	30,426
McKesson Corp.
1.40%, 03/15/18	25	24,344
3.80%, 03/15/24 (Call 12/15/23)	25	25,369
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	25	26,982
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	50	49,056

		644,076
PIPELINES — 6.18%
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	50	51,500
DCP Midstream LLC
5.85%, 05/21/43 (Call 05/21/23)[a,c]	25	24,250
El Paso LLC
7.00%, 06/15/17	100	110,250

Security	Principal (000s)	Value

Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[b]	$50	$52,562
Energy Transfer Equity LP
7.50%, 10/15/20	25	27,937
Energy Transfer Partners LP
5.20%, 02/01/22 (Call 11/01/21)	25	27,552
6.50%, 02/01/42 (Call 08/01/41)	50	58,934
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	50	49,788
4.85%, 08/15/42 (Call 02/15/42)	75	77,622
5.20%, 09/01/20	75	85,194
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)[b]	50	48,066
5.95%, 02/15/18	50	56,555
6.38%, 03/01/41	50	57,503
6.95%, 01/15/38	25	30,369
7.30%, 08/15/33	25	31,282
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
5.50%, 02/15/23 (Call 08/15/17)	25	25,938
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	50	58,507
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (Call 11/01/20)	25	27,909
5.15%, 06/01/42 (Call 12/01/41)	25	26,703
Regency Energy Partners LP/Regency Energy Finance Corp.
5.50%, 04/15/23 (Call 10/15/17)	35	35,350
Rockies Express Pipeline LLC
5.63%, 04/15/20[a]	50	51,375
Sabine Pass Liquefaction LLC
5.63%, 04/15/23	50	50,750
Spectra Energy Capital LLC
6.20%, 04/15/18	50	55,834
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.25%, 05/01/23 (Call 11/01/17)	25	25,375
Williams Companies Inc. (The)
5.75%, 06/24/44 (Call 12/24/43)	25	24,566
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	50	49,448
4.30%, 03/04/24 (Call 12/04/23)[b]	25	25,918
5.25%, 03/15/20	50	56,033

		1,303,070
REAL ESTATE INVESTMENT TRUSTS — 2.53%
American Tower Corp.
3.50%, 01/31/23	50	48,959
4.50%, 01/15/18	50	54,088
ARC Properties Operating Partnership LP/Clark Acquisition LLC
4.60%, 02/06/24 (Call 11/06/23)[a]	25	25,457
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	50	52,968
3.85%, 02/01/23 (Call 11/01/22)	50	51,395
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	50	54,911
HCP Inc.
3.75%, 02/01/16	50	52,112
4.25%, 11/15/23 (Call 08/15/23)	25	25,934
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	50	53,362
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)	50	53,625
Ventas Realty LP/Ventas Capital Corp.
4.75%, 06/01/21 (Call 03/01/21)	25	27,270

43

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

Weyerhaeuser Co.
7.38%, 03/15/32	$25	$33,738

		533,819
RETAIL — 2.78%
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.00%, 05/20/22 (Call 05/20/17)	35	37,450
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	25	25,592
Bed Bath & Beyond Inc.
5.17%, 08/01/44 (Call 02/01/44)	25	25,115
CVS Caremark Corp.
2.25%, 12/05/18 (Call 11/05/18)	25	25,124
4.00%, 12/05/23 (Call 09/05/23)	25	26,048
5.75%, 06/01/17	25	27,991
5.75%, 05/15/41 (Call 11/15/40)	50	59,021
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)[b]	35	33,311
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	50	56,988
L Brands Inc.
5.63%, 02/15/22	50	52,500
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	50	55,332
PVH Corp.
4.50%, 12/15/22 (Call 12/15/17)	25	24,188
QVC Inc.
4.85%, 04/01/24	25	25,879
Sally Holdings LLC/Sally Capital Inc.
6.88%, 11/15/19 (Call 11/15/15)	35	37,275
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	25	24,750
Walgreen Co.
3.10%, 09/15/22	50	48,911

		585,475
SAVINGS & LOANS — 0.24%
Santander Holdings USA Inc.
3.00%, 09/24/15 (Call 08/24/15)	50	51,051

		51,051
SEMICONDUCTORS — 0.09%
Micron Technology Inc.
5.50%, 02/01/25 (Call 08/01/19)[a]	20	19,900

		19,900
SOFTWARE — 0.85%
Activision Blizzard Inc.
6.13%, 09/15/23 (Call 09/15/18)[a]	25	26,937
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[a]	25	26,188
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	50	49,081
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[a]	50	52,750
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	25	24,931

		179,887

Security	Principal (000s)	Value

TELECOMMUNICATIONS — 9.67%
British Telecommunications PLC
5.95%, 01/15/18	$100	$113,600
9.63%, 12/15/30	25	39,556
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	50	50,035
CenturyLink Inc.
5.80%, 03/15/22	50	51,250
7.65%, 03/15/42	50	50,000
Series V
5.63%, 04/01/20	50	52,125
Deutsche Telekom International Finance BV
8.75%, 06/15/30	50	73,014
Frontier Communications Corp.
7.13%, 01/15/23	50	51,750
8.25%, 04/15/17	50	57,000
MetroPCS Wireless Inc.
6.63%, 11/15/20 (Call 11/15/15)	75	78,750
Motorola Solutions Inc.
3.50%, 03/01/23	25	24,066
Orange
2.13%, 09/16/15	25	25,368
5.38%, 07/08/19	25	28,333
9.00%, 03/01/31	50	74,915
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	25	23,862
5.00%, 03/15/44 (Call 09/15/43)	25	25,643
6.80%, 08/15/18	25	29,466
Sprint Communications Inc.
9.00%, 11/15/18[a]	50	58,625
T-Mobile USA Inc.
6.46%, 04/28/19 (Call 04/28/15)	50	52,125
6.50%, 01/15/24 (Call 01/15/19)[b]	50	52,125
6.63%, 04/01/23 (Call 04/01/18)	50	52,500
Telecom Italia Capital SA
5.25%, 10/01/15	50	51,625
7.18%, 06/18/19	50	56,500
7.72%, 06/04/38	50	56,000
Telefonica Emisiones SAU
5.46%, 02/16/21	100	112,508
6.42%, 06/20/16	75	82,120
Telefonica Europe BV
8.25%, 09/15/30	25	34,040
Verizon Communications Inc.
2.50%, 09/15/16	50	51,594
3.65%, 09/14/18	100	106,462
5.15%, 09/15/23[b]	100	111,064
6.40%, 09/15/33	100	123,979
6.55%, 09/15/43	150	188,601

		2,038,601
TRANSPORTATION — 1.93%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	50	48,886
3.75%, 04/01/24 (Call 01/01/24)	25	25,661
4.38%, 09/01/42 (Call 03/01/42)	25	24,684
4.40%, 03/15/42 (Call 09/15/41)	50	49,570
4.70%, 10/01/19	25	27,884
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	25	24,918
4.75%, 05/30/42 (Call 11/30/41)	50	52,485

44

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

July 31, 2014

Security	Principal or Shares (000s)	Value

FedEx Corp.
4.10%, 04/15/43	$25	$23,266
4.90%, 01/15/34	25	26,915
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	50	49,664
4.84%, 10/01/41	50	52,997

		406,930

TOTAL CORPORATE BONDS & NOTES
(Cost: $20,320,723)		20,712,855

SHORT-TERM INVESTMENTS — 7.60%

MONEY MARKET FUNDS — 7.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	1,308	1,308,360
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	136	136,443
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	157	156,947

		1,601,750

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,601,750)		1,601,750

TOTAL INVESTMENTS IN SECURITIES — 105.88%
(Cost: $21,922,473)		22,314,605
Other Assets, Less Liabilities — (5.88)%		(1,239,024)

NET ASSETS — 100.00%		$21,075,581

CPO	— Certificates of Participation (Ordinary)

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

45

Schedule of Investments  (Unaudited)

iSHARES® CMBS ETF

July 31, 2014

Security	Principal (000s)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 99.44%

MORTGAGE-BACKED SECURITIES — 99.44%
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2006-3, Class A4
5.89%, 07/10/44[a]	$783	$839,676
Series 2006-5, Class A4
5.41%, 09/10/47	600	640,574
Series 2006-5, Class AM
5.45%, 09/10/47	250	266,067
Series 2007-2, Class A4
5.61%, 04/10/49[a]	700	765,671
Series 2007-3, Class A4
5.56%, 06/10/49[a]	550	601,796
Series 2007-5, Class A4
5.49%, 02/10/51	300	325,807
Series 2008-1, Class A4
6.23%, 02/10/51[a]	130	146,708
Series 2008-LS1, Class A4B
6.01%, 12/10/49[a]	500	548,407
Bear Stearns Commercial Mortgage Securities Inc.
Series 2005-PW10, Class AM
5.45%, 12/11/40[a]	240	251,904
Series 2005-T20, Class A4A
5.14%, 10/12/42[a]	400	414,234
Series 2006-PW13, Class A4
5.54%, 09/11/41	385	411,657
Series 2006-PW14, Class A4
5.20%, 12/11/38	500	540,523
Series 2007-PW15, Class A4
5.33%, 02/11/44	144	154,887
Series 2007-PW16, Class A4
5.71%, 06/11/40[a]	550	608,812
Series 2007-PW16, Class AM
5.71%, 06/11/40[a]	250	275,645
Series 2007-PW17, Class A4
5.69%, 06/11/50[a]	550	607,789
Series 2007-PW18, Class AM
6.08%, 06/11/50[a]	400	449,526
Series 2007-T26, Class A4
5.47%, 01/12/45[a]	300	328,441
Series 2007-T28, Class AJ
5.96%, 09/11/42 (Call 10/07/17)[a]	140	152,875
CFCRE Commercial Mortgage Trust Series 2011-C2, Class A2
3.06%, 12/15/47	145	149,831
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A3B
5.71%, 12/10/49[a]	200	201,500
Series 2007-C6, Class A4
5.71%, 12/10/49[a]	300	331,592
Series 2007-C6, Class ASB
5.71%, 12/10/49[a]	76	76,056
Series 2008-C7, Class A4
6.14%, 12/10/49[a]	200	222,681
Series 2013-GC11, Class AS
3.42%, 04/10/46	100	99,521
Citigroup/Deutsche Bank Commercial Mortgage Trust

Security	Principal (000s)	Value

Series 2005-CD1, Class AJ
5.23%, 07/15/44[a]	$230	$239,813
Series 2006-CD3, Class A5
5.62%, 10/15/48	684	731,794
Series 2007-CD, Class A4
5.32%, 12/11/49	650	703,191
COMM Mortgage Trust
Series 2006-C7, Class A4
5.75%, 06/10/46[a]	495	529,683
Series 2006-C8, Class A4
5.31%, 12/10/46	603	649,721
Series 2006-C8, Class AM
5.35%, 12/10/46	600	651,424
Series 2007-C9, Class A4
5.80%, 12/10/49[a]	650	722,594
Series 2012-CR1, Class A3
3.39%, 05/15/45	250	256,273
Series 2012-CR2, Class ASB
2.75%, 08/15/45	250	250,756
Series 2012-CR3, Class A3
2.82%, 10/15/45	150	146,686
Series 2012-CR4, Class A2
1.80%, 10/15/45	390	390,323
Series 2012-CR4, Class A3
2.85%, 10/15/45	200	196,070
Series 2012-LC4, Class AM
4.06%, 12/10/44	125	131,209
Series 2013-CR7, Class A4
3.21%, 03/10/46	500	499,296
Series 2013-CR9, Class A4
4.24%, 07/10/45[a]	600	646,379
Series 2013-CR10, Class A1
1.28%, 08/10/46	214	214,074
Series 2013-CR10, Class A2
2.97%, 08/10/46	150	155,290
Series 2013-CR12, Class A4
4.05%, 10/10/46	300	317,089
Series 2013-CR13, Class A2
3.04%, 12/10/18	500	518,189
Series 2013-LC6, Class AM
3.28%, 01/10/46	100	98,786
Series 2013-LC6, Class B
3.74%, 01/10/46	130	130,085
Series 2014-CR14, Class A4
4.24%, 02/10/47[a]	150	160,744
Series 2014-CR14, Class C
4.61%, 02/10/47[a]	200	206,148
Series 2014-CR15, Class A2
2.93%, 02/10/47	250	257,574
Series 2014-CR15, Class A4
1.00%, 02/10/47[a]	400	423,292
Series 2014-CR16, Class A4
4.05%, 04/10/47	500	527,860
Series 2014-CR17, Class A5
3.98%, 05/10/47	200	209,354
Series 2014-UBS2, Class A2
2.82%, 03/10/47	350	358,812
Credit Suisse Commercial Mortgage Trust
Series 2006-C2, Class A3
5.67%, 03/15/39[a]	650	687,314
Series 2006-C3, Class A3
1.00%, 06/15/38[a]	621	662,227
Series 2006-C4, Class A3
5.47%, 09/15/39	347	372,197

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

July 31, 2014

Security	Principal (000s)	Value

Series 2006-C4, Class AM
5.51%, 09/15/39	$300	$321,915
Series 2006-C5, Class A3
5.31%, 12/15/39	375	403,246
Series 2007-C3, Class A4
5.70%, 06/15/39[a]	273	298,384
Series 2007-C4, Class A4
5.86%, 09/15/39[a]	504	554,542
Series 2007-C5, Class AAB
5.62%, 09/15/40[a]	429	456,632
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C6, Class AM
5.23%, 12/15/40[a]	375	392,088
DBUBS Mortgage Trust
Series 2011-LC3A, Class A2
3.64%, 08/10/44	150	156,272
Federal National Mortgage Association
Series 2011-M5, Class A2
2.94%, 07/25/21	750	765,480
Series 2011-M7, Class A2
2.58%, 09/25/18	400	411,320
Series 2012-M8, Class ASQ2
1.52%, 12/25/19	283	282,890
Series 2012-M13, Class ASQ2
1.25%, 08/25/17	949	949,976
Series 2013-M12, Class A
1.53%, 10/25/17	239	240,861
Series 2013-M13, Class A
1.60%, 05/25/18	484	484,926
Series 2013-M14, Class A2
1.00%, 10/25/23[a]	500	515,900
Series 2013-M3, Class ASQ2
1.08%, 02/25/16	441	442,861
Series 2013-M7, Class ASQ2
1.23%, 03/26/18	490	488,941
Series 2014-M6, Class A2
2.68%, 05/25/21[a]	1,000	1,010,420
FHLMC Multifamily Structured Pass Through Certificates
Series K003, Class A5
5.09%, 03/25/19	1,064	1,200,224
Series K006, Class A2
4.25%, 01/25/20	500	549,470
Series K007, Class A1
3.34%, 12/25/19	145	152,503
Series K007, Class A2
4.22%, 03/25/20	500	549,865
Series K008, Class A1
2.75%, 12/25/19	277	287,561
Series K009, Class A2
3.81%, 08/25/20	735	792,470
Series K010, Class A1
3.32%, 07/25/20	248	261,166
Series K011, Class A1
2.92%, 08/25/20	186	193,141
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)[a]	500	544,990
Series K014, Class A1
2.79%, 10/25/20	265	274,715
Series K015, Class A2
3.23%, 07/25/21	1,000	1,043,640
Series K016, Class A2
2.97%, 10/25/21	1,000	1,026,030

Security	Principal (000s)	Value

Series K019, Class A2
2.27%, 03/25/22	$1,000	$976,270
Series K021, Class A2
2.40%, 06/25/22	1,000	978,950
Series K023, Class A2
2.31%, 08/25/22	1,000	967,980
Series K026, Class A2
2.51%, 11/25/22	1,000	978,570
Series K030, Class A1
2.78%, 09/25/22	337	346,696
Series K030, Class A2
3.25%, 04/25/23[a]	1,000	1,029,600
Series K031, Class A2
3.30%, 04/25/23[a]	1,000	1,031,720
Series K033, Class A2
3.06%, 07/25/23[a]	1,000	1,011,990
Series K038, Class A1
2.60%, 10/25/23	996	1,010,346
Series K038, Class A2
3.39%, 03/25/24	1,000	1,032,060
Series K703, Class A2
2.70%, 05/25/18	1,000	1,035,180
Series K705, Class A2
2.30%, 09/25/18	300	305,250
Series K708, Class A2
2.13%, 01/25/19	175	176,356
Series K712, Class A2
1.87%, 11/25/19	600	591,618
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class AM
5.31%, 11/10/45[a]	150	157,088
Series 2007-C1, Class A4
5.54%, 12/10/49	310	335,034
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class A5
5.22%, 04/10/37[a]	300	309,557
Series 2005-GG5, Class AM
5.28%, 04/10/37[a]	301	313,906
Series 2006-GG7, Class A4
5.82%, 07/10/38[a]	349	373,541
Series 2007-GG9, Class A4
5.44%, 03/10/39	950	1,030,630
GS Mortgage Securities Corp. II
Series 2006-GG8, Class A4
5.56%, 11/10/39	340	366,649
Series 2012-GC6, Class AAB
3.31%, 01/10/45	150	155,387
GS Mortgage Securities Trust
Series 2006-GG6, Class AM
5.60%, 04/10/38[a]	500	529,953
Series 2006-GG8, Class AM
5.59%, 11/10/39 (Call 10/06/16)	300	324,569
Series 2007-GG10, Class A4
5.80%, 08/10/45[a]	908	1,000,927
Series 2011-GC5, Class A2
3.00%, 08/10/44	245	252,507
Series 2011-GC5, Class A3
3.82%, 08/10/44	100	105,905
Series 2012-GCJ7, Class AS
4.09%, 05/10/45	100	105,010
Series 2013-GC12, Class B
3.78%, 06/10/46[a]	115	113,956
Series 2013-GC14, Class A5
4.24%, 08/10/46	550	592,336

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

July 31, 2014

Security	Principal (000s)	Value

Series 2013-GC16, Class A4
4.27%, 11/10/46	$500	$537,347
Series 2013-GC16, Class AS
4.65%, 11/10/46	150	162,966
Series 2013-GC16, Class C
5.32%, 11/10/46[a]	100	108,686
Series 2014-GC18, Class A4
4.07%, 01/10/47	300	317,540
Series 2014-GC20, Class A5
4.00%, 04/10/47	400	420,710
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB13, Class A4
5.24%, 01/12/43[a]	200	209,045
Series 2005-LDP4, Class A4
4.92%, 10/15/42[a]	234	242,310
Series 2005-LDP4, Class AM
5.00%, 10/15/42[a]	210	218,305
Series 2005-LDP5, Class A4
5.24%, 12/15/44[a]	635	658,428
Series 2006-CB14, Class A4
5.48%, 12/12/44[a]	558	583,013
Series 2006-CB16, Class AM
5.59%, 05/12/45	150	161,390
Series 2006-CB17, Class A4
5.43%, 12/12/43	400	429,163
Series 2006-LDP6, Class A4
5.48%, 04/15/43[a]	720	761,795
Series 2006-LDP7, Class A4
5.87%, 04/15/45[a]	800	854,912
Series 2006-LDP8, Class A4
5.40%, 05/15/45	320	343,086
Series 2006-LDP9, Class A3
5.34%, 05/15/47	300	323,672
Series 2007-CB18, Class A4
5.44%, 06/12/47	443	480,769
Series 2007-CB19, Class A4
5.70%, 02/12/49[a]	400	438,354
Series 2007-LD11, Class A4
5.81%, 06/15/49[a]	305	334,074
Series 2007-LDPX, Class A3
5.42%, 01/15/49	810	879,886
Series 2012-C6, Class A3
3.51%, 05/15/45	300	308,176
Series 2012-C8, Class A3
2.83%, 10/15/45	250	244,374
Series 2012-LC9, Class A3
2.48%, 12/15/47	200	199,941
Series 2012-LC9, Class A5
2.84%, 12/15/47	500	489,217
Series 2013-C10, Class A5
3.14%, 12/15/47	600	597,565
Series 2013-C10, Class AS
3.37%, 12/15/47	100	99,192
Series 2013-C10, Class ASB
2.70%, 12/15/47	100	99,224
Series 2013-C10, Class B
3.67%, 12/15/47[a]	100	98,670
Series 2013-C10, Class C
4.16%, 12/15/47[a]	200	201,332
Series 2013-C13, Class A4
3.99%, 01/15/46[a]	250	264,424
Series 2013-LC11, Class C
3.96%, 04/15/46[a]	100	98,020

Security	Principal (000s)	Value

J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class A5
2.96%, 04/15/46	$500	$490,169
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A1
1.08%, 07/15/45	266	265,287
Series 2013-C12, Class A2
2.42%, 07/15/45	400	406,110
Series 2013-C12, Class D
4.09%, 07/15/45[a]	50	46,483
Series 2013-C14, Class A2
3.02%, 08/15/46	250	258,838
Series 2013-C14, Class AS
4.41%, 08/15/46[a]	150	160,152
Series 2013-C15, Class A2
2.98%, 11/15/45	400	413,582
Series 2013-C15, Class B
4.93%, 11/15/45	200	216,957
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	400	423,509
Series 2014-C18, Class AS
4.44%, 02/15/47 (Call 02/11/24)[a]	200	213,373
Series 2014-C18, Class B
4.81%, 02/15/47 (Call 02/11/24)[a]	200	214,311
Series 2014-C19, Class A4
4.00%, 04/15/47	500	525,486
LB Commercial Conduit Mortgage Trust
Series 2007-C3, Class A4
5.89%, 07/15/44[a]	150	165,644
LB-UBS Commercial Mortgage Trust
Series 2005-C7, Class AM
5.26%, 11/15/40[a]	460	481,290
Series 2006-C6, Class A4
5.37%, 09/15/39	700	753,862
Series 2006-C7, Class A3
5.35%, 11/15/38	400	433,137
Series 2006-C7, Class AM
5.38%, 11/15/38	250	269,115
Series 2007-C1, Class A4
5.42%, 02/15/40	396	429,509
Series 2007-C2, Class A3
5.43%, 02/15/40	369	401,903
Series 2007-C6, Class AM
6.11%, 07/15/40[a]	320	351,313
Series 2007-C7, Class A3
5.87%, 09/15/45[a]	264	294,668
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.29%, 11/12/37[a]	275	283,859
Series 2008-C1, Class A4
5.69%, 02/12/51	122	135,461
Series 2008-C1, Class AM
6.28%, 02/12/51[a]	290	331,040
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A3
5.17%, 12/12/49	200	214,137
Series 2006-4, Class AM
5.20%, 12/12/49	190	204,637
Series 2007-7, Class A4
5.74%, 06/12/50[a]	700	767,977
Series 2007-9, Class AM
5.86%, 09/12/49[a]	250	278,122

48

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

July 31, 2014

Security	Principal (000s)	Value

Morgan Stanley Capital I Inc.
Series 2005-HQ6, Class AJ
5.07%, 08/13/42[a]	$275	$283,038
Series 2005-IQ10, Class AJ
5.20%, 09/15/42[a]	500	519,266
Series 2006-HQ9, Class A4
5.73%, 07/12/44[a]	558	597,578
Series 2006-HQ9, Class AJ
5.79%, 07/12/44[a]	300	321,218
Series 2006-HQ10, Class A4
5.33%, 11/12/41	589	632,749
Series 2006-IQ11, Class A4
5.66%, 10/15/42[a]	278	291,770
Series 2006-IQ11, Class AJ
5.66%, 10/15/42[a]	200	211,428
Series 2006-T23, Class A4
5.81%, 08/12/41[a]	325	349,521
Series 2007-IQ14, Class A2
5.61%, 04/15/49	106	106,359
Series 2007-IQ14, Class A4
5.69%, 04/15/49[a]	300	329,226
Series 2007-IQ15, Class A4
1.00%, 06/11/49[a]	732	812,165
Series 2007-T25, Class A3
5.51%, 11/12/49[a]	240	261,301
Series 2007-T25, Class AM
1.00%, 11/12/49[a]	400	433,334
Series 2007-T27, Class A4
5.65%, 06/11/42[a]	550	610,515
Series 2011-C3, Class A3
4.05%, 07/15/49	250	264,966
Morgan Stanley Capital Trust
Series 06–HQ8, Class A4
5.42%, 03/12/44[a]	673	705,930
Morgan Stanley/Bank of America Merrill Lynch Trust
Series 2012-C6, Class A4
2.86%, 11/15/45	300	293,633
Series 2013-C7, Class A1
0.74%, 02/15/46	187	185,434
Series 2013-C7, Class AAB
2.47%, 02/15/46	150	146,937
Series 2013-C7, Class AS
3.21%, 02/15/46 (Call 01/11/23)	121	118,820
Series 2013-C7, Class B
3.77%, 02/15/46 (Call 01/11/23)	200	197,881
Series 2013-C8, Class A2
1.69%, 12/15/48	200	198,754
Series 2013-C9, Class A1
0.83%, 05/15/46	163	162,412
Series 2013-C9, Class AAB
2.66%, 05/15/46	300	297,457
Series 2013-C10, Class A4
4.08%, 07/15/46[a]	250	267,150
Series 2013-C12, Class A1
1.31%, 10/15/46	88	88,149
Series 2014-C14, Class A3
3.67%, 02/15/47	250	260,794
Series 2014-C14, Class AS
4.38%, 02/15/47[a]	200	212,714
Series 2014-C14, Class B
1.00%, 02/15/47[a]	200	212,971
Series 2014-C15, Class ASB
3.65%, 04/15/47	250	259,675

Security	Principal (000s)	Value

UBS-Barclays Commercial Mortgage Trust
Series 2012-C1, Class A3
3.40%, 05/10/45	$250	$256,307
Series 2012-C1, Class B
4.82%, 05/10/45	150	160,610
Series 2012-C3, Class A4
3.09%, 08/10/49	150	149,434
Series 2012-C4, Class A5
2.85%, 12/10/45	250	244,200
Series 2013-C6, Class A4
3.24%, 04/10/46	677	677,550
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class A3
3.60%, 01/10/45	365	378,193
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust
Series 2005-C22, Class A4
5.28%, 12/15/44[a]	500	521,056
Series 2005-C22, Class AM
5.33%, 12/15/44[a]	500	523,855
Series 2006-C23, Class A4
5.42%, 01/15/45[a]	453	474,723
Series 2006-C23, Class AM
5.47%, 01/15/45[a]	400	422,719
Series 2006-C25, Class A5
5.72%, 05/15/43[a]	425	455,670
Series 2006-C27, Class AM
5.80%, 07/15/45[a]	400	431,387
Series 2006-C28, Class AM
5.60%, 10/15/48[a]	180	194,636
Series 2006-C29, Class A4
5.31%, 11/15/48	590	637,130
Series 2007-C30, Class A5
5.34%, 12/15/43	725	786,480
Series 2007-C31, Class A4
5.51%, 04/15/47	500	537,731
Series 2007-C32, Class A3
5.75%, 06/15/49[a]	350	383,042
Series 2007-C33, Class A4
5.94%, 02/15/51[a]	700	760,054
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A2
1.84%, 10/15/45	700	703,095
Series 2012-LC5, Class A3
2.92%, 10/15/45	260	256,410
Series 2012-LC5, Class AS
3.54%, 10/15/45	200	202,100
Series 2013-LC12, Class A4
4.22%, 07/15/46[a]	650	698,564
Series 2013-LC12, Class ASB
3.93%, 07/15/46[a]	300	317,264
Series 2014-LC16, Class A2
2.82%, 08/15/50	250	255,610
WF-RBS Commercial Mortgage Trust
Series 2011-C5, Class A4
3.67%, 11/15/44	250	262,054
Series 2012-C8, Class A3
3.00%, 08/15/45	360	357,754
Series 2012-C9, Class A3
2.87%, 11/15/45	200	195,904
Series 2012-C9, Class C
4.54%, 11/15/45[a]	150	153,830
Series 2012-C10, Class A1
0.73%, 12/15/45	90	89,639

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

July 31, 2014

Security	Principal or Shares (000s)	Value

Series 2012-C10, Class A3
2.88%, 12/15/45	$200	$196,163
Series 2013-C14, Class A5
3.34%, 06/15/46	260	262,023
Series 2013-C18, Class A3
3.65%, 12/15/46	300	313,736
Series 2014-C20 Class A5
4.00%, 05/15/47	200	209,192
Series 2014-LC14, Class ASB
3.52%, 03/15/47	150	154,475

		96,899,649

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $96,208,363)		96,899,649

SHORT-TERM INVESTMENTS — 0.81%

MONEY MARKET FUNDS — 0.81%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	795	795,353

		795,353

TOTAL SHORT-TERM INVESTMENTS
(Cost: $795,353)		795,353

TOTAL INVESTMENTS IN SECURITIES — 100.25%
(Cost: $97,003,716)		97,695,002
Other Assets, Less Liabilities — (0.25)%		(245,995)

NET ASSETS — 100.00%		$97,449,007

[a]	Variable rate security. Rate shown is as of report date.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

50

Schedule of Investments  (Unaudited)

iSHARES® CORE GNMA BOND ETF

July 31, 2014

Security	Principal (000s)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 98.85%

MORTGAGE-BACKED SECURITIES — 98.85%
Government National Mortgage Association
2.50%, 01/15/28	$23	$23,428
2.50%, 02/20/28	44	44,412
2.50%, 08/01/44[a]	60	57,384
3.00%, 07/15/27	42	43,479
3.00%, 09/15/27	40	41,375
3.00%, 12/20/27	164	170,337
3.00%, 09/15/42	22	21,979
3.00%, 10/15/42	42	41,721
3.00%, 12/15/42	167	167,218
3.00%, 12/20/42	919	923,646
3.00%, 01/15/43	99	98,841
3.00%, 06/20/43	2,243	2,253,541
3.00%, 08/01/44[a]	2,920	2,925,446
3.50%, 02/15/26	28	30,136
3.50%, 11/15/26	19	19,644
3.50%, 02/20/27	52	55,351
3.50%, 08/15/42	62	64,110
3.50%, 08/20/42	1,385	1,431,631
3.50%, 09/15/42	99	102,080
3.50%, 10/15/42	37	37,865
3.50%, 10/20/42	804	830,823
3.50%, 11/20/42	327	337,741
3.50%, 01/15/43	438	451,507
3.50%, 03/15/43	117	121,222
3.50%, 04/20/43	714	738,308
3.50%, 05/15/43	79	81,058
3.50%, 08/01/44[a]	4,303	4,432,844
4.00%, 03/20/26	20	21,459
4.00%, 07/20/26	17	17,711
4.00%, 02/15/41	37	39,340
4.00%, 03/15/41	40	42,315
4.00%, 04/15/41	185	196,802
4.00%, 05/15/41	32	33,604
4.00%, 12/15/41	58	61,524
4.00%, 01/15/42	35	37,183
4.00%, 02/15/42	121	128,303
4.00%, 03/15/42	230	244,648
4.00%, 05/15/42	46	49,026
4.00%, 08/15/42	64	68,380
4.00%, 09/20/42	1,100	1,166,362
4.00%, 08/01/44[a]	4,800	5,084,814
4.50%, 04/15/24	37	39,343
4.50%, 07/20/24	19	20,071
4.50%, 08/15/39	849	921,040
4.50%, 07/15/40	337	366,745
4.50%, 08/15/40	386	419,726
4.50%, 08/01/44[a]	4,087	4,435,946
5.00%, 07/15/39	167	183,707
5.00%, 07/20/42	839	925,570
5.00%, 08/01/44[a]	2,047	2,242,458
5.50%, 10/15/38	129	142,276
5.50%, 07/20/40	1,321	1,461,047
6.00%, 09/20/38	146	164,029
6.00%, 08/01/44[a]	200	225,188

		34,285,744

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $34,540,807)		34,285,744

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 57.12%

MONEY MARKET FUNDS — 57.12%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	19,811	$19,810,964

		19,810,964

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,810,964)		19,810,964

TOTAL INVESTMENTS IN SECURITIES —155.97%
(Cost: $54,351,771)		54,096,708
Other Assets, Less Liabilities — (55.97)%		(19,411,754)

NET ASSETS — 100.00%		$34,684,954

[a]	To-be-announced (TBA). See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

51

Schedule of Investments  (Unaudited)

iSHARES® CORE SHORT-TERM USD BOND ETF

July 31, 2014

Security	Principal (000s)	Value

ASSET-BACKED SECURITIES — 0.63%
AmeriCredit Automobile Receivables Trust 2013-2
Series 2013-2, Class B
1.19%, 05/08/18	$500	$500,390
Citibank Credit Card Issuance Trust
Series 2014-A2, Class A2
1.02%, 02/22/19	550	547,463

TOTAL ASSET-BACKED SECURITIES
(Cost: $1,052,091)		1,047,853

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.33%

MORTGAGE-BACKED SECURITIES — 2.33%
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class A5
5.62%, 10/15/48	489	522,710
Series 2007-CD, Class A4
5.32%, 12/11/49	500	540,916
FHLMC Multifamily Structured Pass Through Certificates
Series K004, Class A1
3.41%, 05/25/19	62	65,754
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)[a]	50	54,499
Series K020, Class A2
2.37%, 05/25/22	100	97,690
Series K026, Class A2
2.51%, 11/25/22	100	97,857
Series K034, Class A2
3.53%, 07/25/23[a]	100	104,746
Series K037, Class A2
3.49%, 01/25/24	100	104,148
Series K038, Class A1
2.60%, 10/25/23	100	101,035
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class A4
5.87%, 04/15/45[a]	500	534,320
Series 2006-LDP9, Class A3
5.34%, 05/15/47	500	539,453
Series 2007-CB18, Class A4
5.44%, 06/12/47	492	534,187
Series 2007-CB20, Class A4
5.79%, 02/12/51[a]	500	551,200

		3,848,515

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $3,863,990)		3,848,515

CORPORATE BONDS & NOTES — 31.49%

ADVERTISING — 0.01%
Affinion Group Inc.
7.88%, 12/15/18 (Call 12/15/14)	25	22,063

		22,063

Security	Principal (000s)	Value

AEROSPACE & DEFENSE — 0.20%
BAE Systems Holdings Inc.
6.38%, 06/01/19[b]	$25	$29,119
Boeing Co. (The)
0.95%, 05/15/18	50	48,598
General Dynamics Corp.
1.00%, 11/15/17	25	24,612
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 05/15/16)[b]	50	51,750
Lockheed Martin Corp.
2.13%, 09/15/16	25	25,654
Northrop Grumman Corp.
1.75%, 06/01/18	25	24,763
United Technologies Corp.
1.80%, 06/01/17	125	127,063

		331,559
AGRICULTURE — 0.16%
Altria Group Inc.
4.13%, 09/11/15	25	25,944
9.70%, 11/10/18	50	64,914
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	25	25,935
Philip Morris International Inc.
1.13%, 08/21/17	50	49,701
1.88%, 01/15/19	50	49,550
2.50%, 05/16/16	20	20,637
Reynolds American Inc.
1.05%, 10/30/15	25	24,967

		261,648
APPAREL — 0.02%
Nine West Holdings Inc.
8.25%, 03/15/19[b]	25	24,437

		24,437
AUTO MANUFACTURERS — 0.73%
American Honda Finance Corp.
1.13%, 10/07/16	200	200,893
Chrysler Group LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 06/15/15)	200	213,000
Daimler Finance North America LLC
2.38%, 08/01/18[b]	150	152,397
Hyundai Capital America
2.13%, 10/02/17[b]	25	25,283
Nissan Motor Acceptance Corp.
1.95%, 09/12/17[b]	100	100,800
PACCAR Financial Corp.
0.80%, 02/08/16	15	15,021
Toyota Motor Credit Corp.
0.80%, 05/17/16	200	200,363
1.25%, 10/05/17	25	24,872
2.10%, 01/17/19	25	25,034
2.80%, 01/11/16	50	51,633
Volkswagen Group of America Finance LLC
2.13%, 05/23/19[b]	200	198,626

		1,207,922

52

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

July 31, 2014

Security	Principal (000s)	Value

AUTO PARTS & EQUIPMENT — 0.13%
Schaeffler Holding Finance BV
6.88%, 08/15/18 (Call 09/02/14)[b]	$200	$210,000

		210,000
BANKS — 10.01%
Abbey National Treasury Services PLC
3.05%, 08/23/18	100	103,927
Australia and New Zealand Banking Group Ltd.
2.25%, 06/13/19	100	99,828
Bank Nederlandse Gemeenten
1.13%, 09/12/16[b]	150	151,043
1.88%, 06/11/19[b]	100	99,594
Bank of America Corp.
2.65%, 04/01/19	100	100,579
5.75%, 12/01/17	200	224,368
6.05%, 05/16/16	100	108,368
6.50%, 08/01/16	475	524,027
6.88%, 04/25/18	300	350,138
Bank of Montreal
1.30%, 07/15/16	150	151,312
1.45%, 04/09/18 (Call 03/09/18)	25	24,638
Bank of New York Mellon Corp. (The)
2.10%, 08/01/18	25	25,185
2.10%, 01/15/19 (Call 12/15/18)	50	49,563
2.20%, 03/04/19 (Call 02/02/19)	50	49,853
2.30%, 07/28/16	200	205,523
Bank of Nova Scotia
2.05%, 10/07/15	50	50,849
2.05%, 10/30/18	200	199,776
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
2.70%, 09/09/18[b]	200	205,264
Barclays Bank PLC
5.00%, 09/22/16	200	216,561
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	50	49,500
1.60%, 08/15/17 (Call 07/14/17)	200	199,672
3.20%, 03/15/16 (Call 02/16/16)[c]	100	103,439
BBVA Bancomer SA
6.01%, 05/17/22[d]	100	104,625
BNP Paribas SA
2.38%, 09/14/17	250	255,214
Caixa Economica Federal
4.50%, 10/03/18[c,d]	150	152,437
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	100	100,339
1.55%, 01/23/18 (Call 12/23/17)	25	24,876
Capital One Financial Corp.
1.00%, 11/06/15	100	100,128
2.45%, 04/24/19 (Call 03/24/19)	100	100,098
CIT Group Inc.
3.88%, 02/19/19	100	99,500
4.25%, 08/15/17	100	103,000
Citigroup Inc.
1.25%, 01/15/16[c]	125	125,617
1.70%, 07/25/16	200	202,238
1.75%, 05/01/18[c]	325	320,829
2.25%, 08/07/15	95	96,433
2.55%, 04/08/19	50	50,159
5.50%, 02/15/17	25	27,327
Commonwealth Bank of Australia
2.50%, 09/20/18	150	152,857

Security	Principal (000s)	Value

Credit Suisse New York
6.00%, 02/15/18	$50	$56,548
Deutsche Bank AG London
6.00%, 09/01/17	200	225,624
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	50	49,811
3.63%, 01/25/16	100	104,070
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	100	101,127
3.63%, 02/07/16	150	155,963
5.63%, 01/15/17	140	153,140
6.15%, 04/01/18	325	369,390
7.50%, 02/15/19	50	60,336
HBOS PLC
6.75%, 05/21/18[b]	100	114,288
HSBC USA Inc.
1.63%, 01/16/18	100	99,724
2.25%, 06/23/19	100	99,827
Huntington Bancshares Inc.
2.60%, 08/02/18 (Call 07/02/18)	100	101,167
Intesa Sanpaolo SpA
2.38%, 01/13/17	200	202,284
J.P. Morgan Chase & Co.
1.10%, 10/15/15	175	175,570
1.13%, 02/26/16	50	50,200
1.80%, 01/25/18	250	249,518
6.13%, 06/27/17	50	56,086
6.30%, 04/23/19	100	117,146
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	50	50,310
KfW
0.50%, 09/30/15[c]	50	50,087
0.50%, 04/19/16	575	574,927
0.63%, 12/15/16	200	199,172
1.25%, 10/26/15	100	101,086
1.25%, 02/15/17	75	75,584
2.00%, 06/01/16	50	51,315
4.88%, 06/17/19	50	56,997
Series G
4.38%, 03/15/18	480	530,147
Korea Development Bank (The)
3.00%, 03/17/19	200	204,735
Landwirtschaftliche Rentenbank
0.88%, 09/12/17	70	69,388
2.13%, 07/15/16	250	257,421
Lloyds Bank PLC
4.88%, 01/21/16	50	52,970
Malayan Banking Bhd
3.25%, 09/20/22 (Call 09/20/17)[a,d]	200	201,785
Mizuho Bank Ltd.
2.45%, 04/16/19[b]	200	200,292
Morgan Stanley
1.75%, 02/25/16	200	202,332
2.38%, 07/23/19[c]	100	99,245
3.80%, 04/29/16	200	209,523
4.75%, 03/22/17	150	162,311
5.38%, 10/15/15	100	105,342
National Australia Bank Ltd.
3.00%, 07/27/16[b]	300	312,584
Nordea Bank AB
1.63%, 05/15/18[b]	200	198,533
Oesterreichische Kontrollbank AG
0.75%, 12/15/16	100	99,866
1.13%, 05/29/18	50	49,403
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[e]	200	207,056
6.70%, 06/10/19[e]	25	29,955

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

July 31, 2014

Security	Principal (000s)	Value

QNB Finance Ltd.
2.75%, 10/31/18[d]	$200	$202,784
Rabobank Nederland
2.13%, 10/13/15	75	76,358
3.38%, 01/19/17	175	184,199
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	25	24,749
Royal Bank of Canada
1.50%, 01/16/18	150	149,209
2.30%, 07/20/16	100	102,771
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	160	163,039
7.64%, 12/31/49 (Call 09/30/17)[a]	100	106,250
Royal Bank of Scotland NV
4.65%, 06/04/18[c]	50	52,291
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.30%, 05/15/17[d]	200	198,500
Sberbank of Russia Via SB Capital SA
4.95%, 02/07/17[d]	200	198,750
Societe Generale SA
3.50%, 01/15/16[b]	100	103,710
Standard Chartered Bank
6.40%, 09/26/17[b,c]	100	112,597
State Bank of India
3.62%, 04/17/19[d]	200	200,812
State Street Corp.
1.35%, 05/15/18	50	49,347
Sumitomo Mitsui Banking Corp.
2.90%, 07/22/16[b]	200	207,101
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	50	50,181
3.60%, 04/15/16 (Call 03/15/16)	50	52,204
Toronto-Dominion Bank (The)
2.13%, 07/02/19	150	148,595
2.38%, 10/19/16	45	46,425
2.63%, 09/10/18[c]	100	102,423
Turkiye Halk Bankasi AS
4.88%, 07/19/17[d]	200	206,500
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	50	50,523
1.95%, 11/15/18 (Call 10/15/18)	200	199,774
UBS AG Stamford
5.88%, 12/20/17	200	227,037
VTB Bank OJSC Via VTB Capital SA
6.00%, 04/12/17[d]	200	198,000
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	50	54,849
Wells Fargo & Co.
1.25%, 07/20/16	200	201,528
1.50%, 01/16/18	250	248,016
2.15%, 01/15/19	80	80,042
Westpac Banking Corp.
1.05%, 11/25/16	200	199,690
1.13%, 09/25/15	110	110,752

		16,511,875
BEVERAGES — 0.69%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	25	24,684
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	50	50,086
7.75%, 01/15/19	100	122,918

Security	Principal (000s)	Value

Coca-Cola Co. (The)
1.65%, 11/01/18	$100	$99,480
1.80%, 09/01/16	300	306,198
Constellation Brands Inc.
7.25%, 09/01/16	50	54,625
Diageo Capital PLC
1.50%, 05/11/17	75	75,540
Dr Pepper Snapple Group Inc.
2.60%, 01/15/19	100	101,232
PepsiCo Inc.
0.70%, 02/26/16	50	50,064
1.25%, 08/13/17	200	200,026
SABMiller PLC
6.50%, 07/15/18[b]	50	58,062

		1,142,915
BIOTECHNOLOGY — 0.11%
Amgen Inc.
2.13%, 05/15/17	25	25,408
2.30%, 06/15/16	150	153,867

		179,275
BUILDING MATERIALS — 0.19%
Cemex SAB de CV
4.98%, 10/15/18[a,d]	200	213,600
CRH America Inc.
6.00%, 09/30/16	35	38,547
USG Corp.
9.75%, 01/15/18	50	58,625

		310,772
CHEMICALS — 0.55%
Dow Chemical Co. (The)
2.50%, 02/15/16	200	205,010
E.I. du Pont de Nemours and Co.
6.00%, 07/15/18	50	57,926
Eastman Chemical Co.
2.40%, 06/01/17	25	25,604
Ecolab Inc.
1.45%, 12/08/17	50	49,763
3.00%, 12/08/16	20	20,876
Ineos Group Holdings SA
6.13%, 08/15/18 (Call 05/15/15)[b]	200	202,000
Monsanto Co.
2.13%, 07/15/19	100	99,474
Praxair Inc.
0.75%, 02/21/16	50	50,110
SABIC Capital II BV
2.63%, 10/03/18[d]	200	202,000

		912,763
COAL — 0.05%
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 09/02/14)	25	16,875
Arch Coal Inc.
9.88%, 06/15/19 (Call 12/15/16)	25	19,125
Peabody Energy Corp.
6.00%, 11/15/18	50	49,875

		85,875

54

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

July 31, 2014

Security	Principal (000s)	Value

COMMERCIAL SERVICES — 0.13%
ERAC USA Finance LLC
6.38%, 10/15/17[b]	$50	$57,263
Hertz Corp. (The)
6.75%, 04/15/19 (Call 04/15/15)	100	104,500
Western Union Co. (The)
2.88%, 12/10/17	50	51,569

		213,332
COMPUTERS — 0.45%
Apple Inc.
0.45%, 05/03/16	200	199,554
1.00%, 05/03/18	25	24,350
2.10%, 05/06/19	50	49,938
EMC Corp.
1.88%, 06/01/18	50	49,885
Hewlett-Packard Co.
2.60%, 09/15/17	25	25,754
3.00%, 09/15/16	100	103,871
5.40%, 03/01/17	50	54,822
International Business Machines Corp.
1.25%, 02/08/18	100	98,951
5.70%, 09/14/17	100	113,060
NetApp Inc.
2.00%, 12/15/17	25	25,191

		745,376
COSMETICS & PERSONAL CARE — 0.16%
Avon Products Inc.
2.38%, 03/15/16	50	50,571
Colgate-Palmolive Co.
1.30%, 01/15/17	25	25,057
1.75%, 03/15/19	25	24,608
Procter & Gamble Co. (The)
1.45%, 08/15/16	50	50,750
1.80%, 11/15/15	50	50,796
4.70%, 02/15/19	50	55,997

		257,779
DIVERSIFIED FINANCIAL SERVICES — 2.22%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 05/15/19[b]	300	295,500
Air Lease Corp.
5.63%, 04/01/17	25	27,303
Ally Financial Inc.
2.75%, 01/30/17	150	150,187
American Express Co.
1.55%, 05/22/18	200	197,748
6.80%, 09/01/66 (Call 09/01/16)[a]	50	54,500
American Express Credit Corp.
1.30%, 07/29/16	50	50,288
2.38%, 03/24/17[c]	75	77,179
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
6.40%, 10/02/17	200	228,376
CME Group Index Services LLC
4.40%, 03/15/18[b]	25	27,192
Credit Suisse (USA) Inc.
5.85%, 08/16/16	100	109,675
Ford Motor Credit Co. LLC
3.00%, 06/12/17	200	207,660

Security	Principal (000s)	Value

3.98%, 06/15/16	$100	$105,256
4.21%, 04/15/16	100	105,203
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[a,c]	50	55,625
General Electric Capital Corp.
1.00%, 01/08/16	50	50,244
1.63%, 04/02/18	275	274,195
2.30%, 04/27/17	170	174,904
General Motors Financial Co. Inc.
4.75%, 08/15/17	100	104,875
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 07/15/16)	150	150,750
Series WI
3.50%, 03/15/17 (Call 02/15/17)	50	49,750
Intercontinental Exchange Inc.
2.50%, 10/15/18	50	50,785
International Lease Finance Corp.
6.25%, 05/15/19	100	108,500
6.75%, 09/01/16[b]	200	219,000
8.75%, 03/15/17	100	113,500
Jefferies Group LLC
3.88%, 11/09/15	20	20,645
5.13%, 04/13/18	50	54,411
Macquarie Group Ltd.
3.00%, 12/03/18[b]	100	102,394
National Rural Utilities Cooperative Finance Corp.
2.15%, 02/01/19 (Call 01/01/19)	100	99,458
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 08/01/15)	50	49,500
Navient LLC
4.88%, 06/17/19	50	50,375
8.45%, 06/15/18	150	173,250
Nomura Holdings Inc.
2.00%, 09/13/16	100	101,188
ROC Finance LLC/ROC Finance 1 Corp.
12.13%, 09/01/18 (Call 09/02/14)[b]	25	26,813

		3,666,229
ELECTRIC — 1.39%
Abu Dhabi National Energy Co.
2.50%, 01/12/18[b]	200	203,080
AES Corp. (The)
8.00%, 10/15/17	100	114,750
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)[c]	275	274,951
Berkshire Hathaway Energy Co.
5.75%, 04/01/18	25	28,357
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	50	50,006
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16	150	161,314
Dominion Resources Inc.
Series A
1.40%, 09/15/17	100	99,527
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)[c]	100	106,000
Duke Energy Carolinas LLC
1.75%, 12/15/16	50	50,986
Duke Energy Corp.
1.63%, 08/15/17	90	90,371
E.ON International Finance BV
5.80%, 04/30/18[b]	50	56,632
Exelon Generation Co. LLC
6.20%, 10/01/17	25	28,242

55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

July 31, 2014

Security	Principal (000s)	Value

Florida Power & Light Co.
5.55%, 11/01/17	$25	$28,195
GenOn Energy Inc.
9.50%, 10/15/18	50	52,250
Georgia Power Co.
0.75%, 08/10/15	35	35,069
Hydro-Quebec
1.38%, 06/19/17	100	100,626
Jersey Central Power & Light Co.
5.63%, 05/01/16	50	53,631
Nevada Power Co.
6.50%, 08/01/18	100	117,396
NextEra Energy Capital Holdings Inc.
6.35%, 10/01/66 (Call 10/01/16)[a]	25	24,687
Nisource Finance Corp.
6.40%, 03/15/18	25	28,685
NRG Energy Inc.
7.63%, 01/15/18	50	55,500
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	25	25,024
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	75	74,429
Progress Energy Inc.
7.05%, 03/15/19	50	60,095
Public Service Electric & Gas Co.
2.30%, 09/15/18 (Call 08/15/18)[c]	100	101,519
Southern California Edison Co.
5.00%, 01/15/16	50	53,140
Southern Co. (The)
2.45%, 09/01/18	100	101,726
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	25	24,918
Xcel Energy Inc.
0.75%, 05/09/16	100	99,461

		2,300,567
ELECTRONICS — 0.29%
Honeywell International Inc.
5.00%, 02/15/19	75	84,239
5.30%, 03/01/18	25	28,137
Jabil Circuit Inc.
8.25%, 03/15/18	25	29,750
Koninklijke Philips NV
5.75%, 03/11/18	20	22,707
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	300	299,812
2.25%, 08/15/16	20	20,480

		485,125
ENTERTAINMENT — 0.03%
Greektown Holdings LLC/Greektown Mothership Corp.
8.88%, 03/15/19 (Call 03/15/16)[b]	50	49,750

		49,750
ENVIRONMENTAL CONTROL — 0.05%
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[b]	50	51,500
Waste Management Inc.
2.60%, 09/01/16	25	25,818

		77,318

Security	Principal (000s)	Value

FOOD — 0.44%
ConAgra Foods Inc.
1.90%, 01/25/18	$75	$74,831
General Mills Inc.
5.70%, 02/15/17	25	27,735
JBS Finance II Ltd.
8.25%, 01/29/18 (Call 01/29/15)[d]	100	105,500
Kellogg Co.
3.25%, 05/21/18	50	52,283
Kraft Foods Group Inc.
2.25%, 06/05/17	50	51,131
Kroger Co. (The)
2.20%, 01/15/17	20	20,470
2.30%, 01/15/19 (Call 12/15/18)	50	50,088
Mondelez International Inc.
4.13%, 02/09/16	25	26,221
6.13%, 02/01/18	100	114,141
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/01/15)[b]	100	102,500
Unilever Capital Corp.
2.20%, 03/06/19	100	100,841

		725,741
FOREST PRODUCTS & PAPER — 0.12%
International Paper Co.
7.95%, 06/15/18	125	151,237
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 01/15/15)[c]	50	53,375

		204,612
GAS — 0.13%
Sabine Pass LNG LP
7.50%, 11/30/16	150	163,500
Sempra Energy
2.30%, 04/01/17	25	25,570
6.15%, 06/15/18[c,d]	25	28,748

		217,818
HEALTH CARE — PRODUCTS — 0.22%
Alere Inc.
7.25%, 07/01/18 (Call 12/15/15)	50	53,500
Baxter International Inc.
1.85%, 01/15/17	25	25,419
1.85%, 06/15/18	50	49,893
Boston Scientific Corp.
2.65%, 10/01/18	50	50,537
DJO Finance LLC/DJO Finance Corp.
9.88%, 04/15/18 (Call 04/15/15)	50	52,750
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	50	55,375
Medtronic Inc.
0.88%, 02/27/17	50	49,734
Stryker Corp.
2.00%, 09/30/16	25	25,567

		362,775
HEALTH CARE — SERVICES — 0.46%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	50	49,863

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

July 31, 2014

Security	Principal (000s)	Value

Centene Corp.
5.75%, 06/01/17	$50	$53,625
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)	50	51,250
HCA Inc.
3.75%, 03/15/19	100	99,250
Humana Inc.
6.30%, 08/01/18	25	28,793
Roche Holdings Inc.
6.00%, 03/01/19[b]	50	58,371
Tenet Healthcare Corp.
5.00%, 03/01/19[b]	50	49,250
UnitedHealth Group Inc.
1.40%, 10/15/17	50	49,960
1.88%, 11/15/16	200	204,371
6.00%, 02/15/18	25	28,457
WellPoint Inc.
1.25%, 09/10/15	30	30,196
2.30%, 07/15/18	50	50,554

		753,940
HOLDING COMPANIES — DIVERSIFIED — 0.13%
Hutchison Whampoa International 12 Ltd.
6.00%, 05/29/49 (Call 05/07/17)[a,b]	200	214,750

		214,750
HOME BUILDERS — 0.15%
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)	100	98,000
KB Home
4.75%, 05/15/19 (Call 02/15/19)	100	98,750
Shea Homes LP/Shea Homes Funding Corp.
8.63%, 05/15/19 (Call 05/15/15)	50	53,125

		249,875
HOUSEHOLD PRODUCTS & WARES — 0.03%
Kimberly-Clark Corp.
6.13%, 08/01/17	50	56,972

		56,972
INSURANCE — 0.97%
ACE INA Holdings Inc.
5.70%, 02/15/17	250	277,678
Aflac Inc.
2.65%, 02/15/17	50	51,673
American International Group Inc.
5.85%, 01/16/18	100	113,133
8.25%, 08/15/18	100	123,008
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	40	40,431
Berkshire Hathaway Inc.
1.55%, 02/09/18	75	74,725
1.90%, 01/31/17	100	101,902
Genworth Holdings Inc.
6.52%, 05/22/18	50	57,135
Hartford Financial Services Group Inc. (The)
5.38%, 03/15/17	50	54,793
Lincoln National Corp.
7.00%, 05/17/66 (Call 05/17/16)[a]	25	25,750

Security	Principal (000s)	Value

MetLife Inc.
1.76%, 12/15/17	$200	$200,680
6.75%, 06/01/16	40	44,200
New York Life Global Funding
2.15%, 06/18/19[b]	50	49,961
Prudential Financial Inc.
Series D
4.75%, 09/17/15	80	83,672
6.00%, 12/01/17[d]	150	170,417
Travelers Companies Inc. (The)
5.80%, 05/15/18	50	57,080
XL Group PLC
6.50%, 12/29/49 (Call 04/15/17)[a]	50	49,000
XLIT Ltd.
2.30%, 12/15/18	25	24,992

		1,600,230
INTERNET — 0.08%
Amazon.com Inc.
1.20%, 11/29/17	50	49,473
eBay Inc.
1.35%, 07/15/17	25	25,018
IAC/InterActiveCorp
4.88%, 11/30/18 (Call 11/30/14)	50	51,375

		125,866
IRON & STEEL — 0.34%
ArcelorMittal SA
6.13%, 06/01/18	250	266,875
Commercial Metals Co.
7.35%, 08/15/18	50	56,500
Glencore Funding LLC
3.13%, 04/29/19[b]	100	101,410
United States Steel Corp.
7.00%, 02/01/18	100	108,250
Vale Overseas Ltd.
6.25%, 01/23/17[c]	25	27,745

		560,780
LODGING — 0.14%
Caesars Entertainment Operating Co. Inc.
11.25%, 06/01/17 (Call 09/02/14)	50	44,000
Felcor Lodging LP
6.75%, 06/01/19 (Call 06/01/15)	50	52,250
MGM Resorts International
8.63%, 02/01/19[d]	100	116,500
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	25	25,287

		238,037
MACHINERY — 0.41%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[b]	50	52,000
Caterpillar Financial Services Corp.
0.70%, 02/26/16	50	50,087
1.35%, 09/06/16	200	202,083
2.10%, 06/09/19	50	49,799
CNH Industrial Capital LLC
3.63%, 04/15/18[c]	100	99,750
John Deere Capital Corp.
0.70%, 09/04/15	40	40,084

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

July 31, 2014

Security	Principal (000s)	Value

1.95%, 12/13/18	$100	$99,885
2.25%, 06/07/16	50	51,377
5.75%, 09/10/18	25	28,661

		673,726
MANUFACTURING — 0.40%
3M Co.
1.00%, 06/26/17	100	99,557
Bombardier Inc.
4.75%, 04/15/19[b]	50	48,437
Danaher Corp.
2.30%, 06/23/16	100	102,799
Eaton Corp.
1.50%, 11/02/17[c]	75	74,750
General Electric Co.
0.85%, 10/09/15	150	150,465
5.25%, 12/06/17	25	28,018
Illinois Tool Works Inc.
0.90%, 02/25/17	50	49,741
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)	90	94,725
Tyco Electronics Group SA
2.38%, 12/17/18 (Call 11/17/18)	10	10,089

		658,581
MEDIA — 0.91%
21st Century Fox America Inc.
6.90%, 03/01/19	50	59,812
Cablevision Systems Corp.
7.75%, 04/15/18	25	27,813
CBS Corp.
1.95%, 07/01/17	100	101,378
Clear Channel Communications Inc.
10.00%, 01/15/18 (Call 07/15/16)	50	45,500
Comcast Corp.
5.70%, 05/15/18	100	114,190
5.90%, 03/15/16	40	43,350
6.30%, 11/15/17	50	57,750
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	50	51,288
3.50%, 03/01/16	65	67,653
DISH DBS Corp.
4.25%, 04/01/18	100	101,500
Historic TW Inc.
6.88%, 06/15/18	25	29,470
NBCUniversal Media LLC
2.88%, 04/01/16	50	51,783
Numericable Group SA
4.88%, 05/15/19 (Call 05/15/16)[b]	200	201,000
Thomson Reuters Corp.
0.88%, 05/23/16	25	24,954
Time Warner Cable Inc.
5.85%, 05/01/17	50	55,858
8.25%, 04/01/19	100	125,187
8.75%, 02/14/19	50	63,451
Viacom Inc.
2.50%, 09/01/18	50	50,764
Walt Disney Co. (The)
1.10%, 12/01/17	75	74,377
1.35%, 08/16/16	150	151,918

		1,498,996

Security	Principal (000s)	Value

MINING — 0.53%
Alcoa Inc.
5.72%, 02/23/19	$100	$109,250
Barminco Finance Pty Ltd.
9.00%, 06/01/18[b]	25	22,813
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17	150	152,078
FMG Resources (August 2006) Pty Ltd.
6.00%, 04/01/17 (Call 04/01/15)[b]	50	50,875
Freeport-McMoRan Inc.
2.38%, 03/15/18	50	50,551
Glencore Finance Canada Ltd.
2.70%, 10/25/17[b]	250	256,028
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)	75	75,412
2.25%, 12/14/18 (Call 11/14/18)	100	101,032
Teck Resources Ltd.
2.50%, 02/01/18	25	25,304
Thompson Creek Metals Co. Inc.
7.38%, 06/01/18 (Call 09/02/14)	25	24,438

		867,781
OFFICE & BUSINESS EQUIPMENT — 0.21%
Pitney Bowes Inc.
5.75%, 09/15/17	200	222,486
Xerox Corp.
2.75%, 03/15/19[c]	50	50,526
2.95%, 03/15/17	20	20,766
6.40%, 03/15/16	50	54,335

		348,113
OIL & GAS — 2.68%
Anadarko Petroleum Corp.
6.38%, 09/15/17	75	85,676
Apache Corp.
1.75%, 04/15/17	50	50,589
BP Capital Markets PLC
1.38%, 05/10/18[c]	25	24,616
1.85%, 05/05/17	25	25,413
2.24%, 05/10/19	100	100,042
3.13%, 10/01/15	175	180,154
Canadian Natural Resources Ltd.
5.70%, 05/15/17	20	22,271
Chesapeake Energy Corp.
7.25%, 12/15/18	100	113,500
Chevron Corp.
0.89%, 06/24/16	50	50,236
1.72%, 06/24/18 (Call 05/24/18)	100	100,186
CNPC General Capital Ltd.
1.95%, 04/16/18[d]	200	196,368
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	150	148,151
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	100	100,377
EOG Resources Inc.
2.50%, 02/01/16	50	51,198
EP Energy LLC/Everest Acquisition Finance Inc.
Series WI
6.88%, 05/01/19 (Call 05/01/15)	50	52,375
EQT Corp.
8.13%, 06/01/19	50	61,808

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

July 31, 2014

Security	Principal (000s)	Value

EXCO Resources Inc.
7.50%, 09/15/18 (Call 09/15/14)	$50	$48,875
Exxon Mobil Corp.
0.92%, 03/15/17	100	99,498
Forest Oil Corp.
7.25%, 06/15/19 (Call 09/02/14)	25	24,937
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/19[d]	200	232,500
Hess Corp.
8.13%, 02/15/19	50	62,344
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18[d]	100	121,000
Korea National Oil Corp.
2.75%, 01/23/19[d]	200	202,722
Linn Energy LLC/Linn Energy Finance Corp.
6.50%, 05/15/19 (Call 05/15/15)	50	51,094
Marathon Oil Corp.
0.90%, 11/01/15	25	24,997
Nabors Industries Inc.
6.15%, 02/15/18	25	28,365
Occidental Petroleum Corp.
1.75%, 02/15/17	70	71,038
Ocean Rig UDW Inc.
7.25%, 04/01/19 (Call 04/01/17)[b]	150	144,375
Pacific Rubiales Energy Corp.
5.38%, 01/26/19 (Call 01/26/17)[d]	100	102,000
Petrobras Global Finance BV
2.00%, 05/20/16	50	50,010
Petrobras International Finance Co.
3.50%, 02/06/17[c]	40	40,993
5.88%, 03/01/18[c]	50	54,303
6.13%, 10/06/16	75	81,051
7.88%, 03/15/19	100	115,500
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	25	26,000
Petroleos de Venezuela SA
8.50%, 11/02/17[c,d]	200	186,250
Petroleos Mexicanos
3.50%, 07/18/18[c]	100	104,250
5.75%, 03/01/18	25	27,937
Phillips 66
2.95%, 05/01/17	20	20,847
Pride International Inc.
8.50%, 06/15/19	50	63,109
Shell International Finance BV
1.13%, 08/21/17	75	74,618
2.00%, 11/15/18[c]	75	75,624
Sinopec Group Overseas Development 2014 Ltd.
1.75%, 04/10/17[d]	200	200,060
Statoil ASA
1.80%, 11/23/16	200	203,886
3.13%, 08/17/17	32	33,654
Suncor Energy Inc.
6.10%, 06/01/18	25	28,756
Total Capital International SA
0.75%, 01/25/16	40	40,113
1.00%, 08/12/16	200	200,853
Transocean Inc.
5.05%, 12/15/16	70	75,670
6.00%, 03/15/18	25	27,977
Valero Energy Corp.
9.38%, 03/15/19	50	64,896

Security	Principal (000s)	Value

Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	$50	$52,375

		4,425,437
OIL & GAS SERVICES — 0.12%
Cameron International Corp.
1.15%, 12/15/16	50	49,967
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)[c]	50	50,250
Weatherford International Inc.
6.35%, 06/15/17	25	28,278
Weatherford International Ltd.
9.63%, 03/01/19	50	64,938

		193,433
PACKAGING & CONTAINERS — 0.06%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II
6.00%, 06/15/17 (Call 06/15/16)[b]	100	99,375

		99,375
PHARMACEUTICALS — 0.99%
AbbVie Inc.
1.20%, 11/06/15	100	100,593
1.75%, 11/06/17	75	74,986
Actavis Inc.
1.88%, 10/01/17	25	25,053
Cardinal Health Inc.
1.70%, 03/15/18	25	24,776
Eli Lilly and Co.
1.95%, 03/15/19	25	24,827
Express Scripts Holding Co.
2.65%, 02/15/17	25	25,805
Forest Laboratories Inc.
4.38%, 02/01/19[b]	50	53,550
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	25	25,017
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	200	201,598
Johnson & Johnson
1.65%, 12/05/18	50	49,901
McKesson Corp.
1.29%, 03/10/17	50	49,919
1.40%, 03/15/18	100	97,374
Merck & Co. Inc.
1.30%, 05/18/18	175	172,325
Novartis Securities Investment Ltd.
5.13%, 02/10/19	50	56,502
Pfizer Inc.
0.90%, 01/15/17	400	398,496
2.10%, 05/15/19	50	49,960
Sanofi
2.63%, 03/29/16	100	103,294
VPII Escrow Corp./Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (Call 08/15/15)[b]	100	104,500

		1,638,476
PIPELINES — 0.56%
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	25	25,171

59

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

July 31, 2014

Security	Principal (000s)	Value

Energy Transfer Partners LP
6.70%, 07/01/18	$50	$58,077
Enterprise Products Operating LLC
1.25%, 08/13/15	25	25,152
3.20%, 02/01/16	25	25,871
6.50%, 01/31/19	100	118,282
Series L
6.30%, 09/15/17	25	28,642
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	20	20,787
5.95%, 02/15/18[d]	100	113,110
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18[b]	50	54,125
NGPL PipeCo LLC
9.63%, 06/01/19 (Call 06/01/15)[b,c]	50	54,125
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	25	25,273
3.20%, 09/15/18 (Call 08/15/18)	25	25,954
Plains All American Pipeline LP/PAA Finance Corp.
6.13%, 01/15/17	100	111,609
Rockies Express Pipeline LLC
6.85%, 07/15/18[b]	50	53,375
Southern Natural Gas Co. LLC
5.90%, 04/01/17[b]	50	55,167
TransCanada PipeLines Ltd.
0.75%, 01/15/16	100	100,061
Williams Partners LP
7.25%, 02/01/17	25	28,444

		923,225
REAL ESTATE — 0.28%
Agile Property Holdings Ltd.
8.38%, 02/18/19 (Call 02/18/17)[d]	200	206,173
China Resources Land Ltd.
4.38%, 02/27/19[d]	200	202,544
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[b,c]	50	48,500

		457,217
REAL ESTATE INVESTMENT TRUSTS — 0.43%
American Tower Corp.
3.40%, 02/15/19	50	51,838
7.00%, 10/15/17	25	28,941
ARC Properties Operating Partnership LP/Clark Acquisition LLC
3.00%, 02/06/19 (Call 01/06/19)[b]	50	49,883
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	50	52,968
ERP Operating LP
5.38%, 08/01/16	50	54,313
HCP Inc.
3.75%, 02/01/16	20	20,845
6.00%, 01/30/17	50	55,487
Health Care REIT Inc.
3.63%, 03/15/16	50	52,100
Kimco Realty Corp.
5.78%, 03/15/16[d]	100	107,748
Prologis LP
2.75%, 02/15/19 (Call 01/15/19)	50	50,298
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	75	76,460
2.20%, 02/01/19 (Call 11/01/18)	50	50,188

Security	Principal (000s)	Value

Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	$50	$50,071

		701,140
RETAIL — 0.78%
AutoZone Inc.
1.30%, 01/13/17	25	24,997
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 03/15/15)[b,c]	50	50,375
Costco Wholesale Corp.
1.13%, 12/15/17	25	24,770
CVS Caremark Corp.
2.25%, 12/05/18 (Call 11/05/18)	100	100,496
5.75%, 06/01/17	15	16,795
Darden Restaurants Inc.
6.20%, 10/15/17	50	56,511
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	50	50,836
5.40%, 03/01/16	50	53,687
Jo-Ann Stores Inc.
8.13%, 03/15/19 (Call 09/02/14)[b]	25	24,875
L Brands Inc.
6.90%, 07/15/17	100	112,000
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	25	25,257
Sears Holdings Corp.
6.63%, 10/15/18	50	45,187
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	75	74,512
Target Corp.
5.38%, 05/01/17	100	111,070
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 09/02/14)	50	50,440
Wal-Mart Stores Inc.
0.60%, 04/11/16	250	250,009
1.95%, 12/15/18	75	75,227
5.80%, 02/15/18	50	57,127
Walgreen Co.
1.80%, 09/15/17	25	25,155
5.25%, 01/15/19	50	55,993

		1,285,319
SAVINGS & LOANS — 0.03%
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	50	52,146

		52,146
SEMICONDUCTORS — 0.25%
Advanced Micro Devices Inc.
6.75%, 03/01/19[b]	100	102,500
Altera Corp.
2.50%, 11/15/18	100	100,821
Intel Corp.
1.35%, 12/15/17	100	99,752
1.95%, 10/01/16	25	25,601
KLA-Tencor Corp.
6.90%, 05/01/18	25	29,101
Texas Instruments Inc.
2.38%, 05/16/16	50	51,499

		409,274

60

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

July 31, 2014

Security	Principal (000s)	Value

SOFTWARE — 0.30%
BMC Software Inc.
7.25%, 06/01/18	$50	$50,000
First Data Corp.
7.38%, 06/15/19 (Call 06/15/15)[b]	50	52,500
Infor US Inc.
9.38%, 04/01/19 (Call 04/01/15)	50	54,625
Microsoft Corp.
1.63%, 09/25/15	25	25,349
1.63%, 12/06/18	100	99,656
Oracle Corp.
1.20%, 10/15/17	75	74,541
5.00%, 07/08/19	25	28,160
5.75%, 04/15/18	100	114,105

		498,936
TELECOMMUNICATIONS — 1.49%
AT&T Inc.
0.90%, 02/12/16	50	50,047
1.60%, 02/15/17	50	50,504
1.70%, 06/01/17	25	25,259
2.30%, 03/11/19[c]	125	125,613
2.95%, 05/15/16[c]	350	363,096
5.50%, 02/01/18	25	28,145
Avaya Inc.
7.00%, 04/01/19 (Call 04/01/15)[b,c]	50	48,875
British Telecommunications PLC
1.63%, 06/28/16	200	202,251
Cisco Systems Inc.
1.10%, 03/03/17	50	50,031
4.95%, 02/15/19	100	112,334
Embarq Corp.
7.08%, 06/01/16	25	27,688
Frontier Communications Corp.
8.25%, 04/15/17	50	57,000
Intelsat Jackson Holdings SA
7.25%, 04/01/19 (Call 04/01/15)	50	52,500
Level 3 Communications Inc.
11.88%, 02/01/19 (Call 02/01/15)	50	54,875
Rogers Communications Inc.
6.80%, 08/15/18	25	29,466
Sprint Communications Inc.
9.00%, 11/15/18[b]	150	175,875
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 09/01/15)	100	103,000
Telecom Italia Capital SA
7.00%, 06/04/18	50	56,500
Telefonica Emisiones SAU
3.99%, 02/16/16	50	52,159
6.22%, 07/03/17	75	84,361
Verizon Communications Inc.
2.50%, 09/15/16	100	103,189
3.00%, 04/01/16	200	207,141
3.65%, 09/14/18	125	133,077
6.35%, 04/01/19	50	58,747
Vodafone Group PLC
1.25%, 09/26/17	45	44,482
1.50%, 02/19/18	100	98,845
Windstream Corp.
7.88%, 11/01/17	50	57,125

		2,452,185

Security	Principal (000s)	Value

TRANSPORTATION — 0.28%
Burlington Northern Santa Fe LLC
5.75%, 03/15/18	$100	$113,837
CSX Corp.
6.25%, 03/15/18	100	115,316
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[b]	50	51,750
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	50	50,544
2.50%, 03/01/17 (Call 02/01/17)	20	20,561
United Parcel Service Inc.
5.50%, 01/15/18	100	113,213

		465,221

TOTAL CORPORATE BONDS & NOTES
(Cost: $52,066,171)		51,956,557

FOREIGN GOVERNMENT OBLIGATIONS[f] — 6.73%

ARGENTINA — 0.19%
Argentina Boden Bonds
7.00%, 10/03/15	300	289,500
Argentine Republic Government International Bond
8.75%, 06/02/17[d,g]	25	22,100

		311,600
BRAZIL — 0.08%
Brazilian Government International Bond
8.00%, 01/15/18	117	130,258

		130,258
CANADA — 0.99%
Canada Government International Bond
0.88%, 02/14/17[c]	35	34,993
1.63%, 02/27/19	150	149,482
Export Development Canada
0.50%, 09/15/15	35	35,058
0.75%, 12/15/17	375	368,812
Province of British Columbia
1.20%, 04/25/17	25	25,142
Province of Manitoba Canada
4.90%, 12/06/16	50	54,772
Province of Ontario Canada
1.00%, 07/22/16	400	402,552
1.20%, 02/14/18	35	34,661
4.75%, 01/19/16[c]	50	53,013
Province of Quebec Canada
5.13%, 11/14/16	432	474,266

		1,632,751
CAYMAN ISLANDS — 0.13%
IPIC GMTN Ltd.
3.75%, 03/01/17[b]	200	211,750

		211,750

61

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

July 31, 2014

Security	Principal (000s)	Value

COLOMBIA — 0.07%
Colombia Government International Bond
7.38%, 01/27/17	$100	$114,500

		114,500
FINLAND — 0.13%
Finland Government International Bond
2.25%, 03/17/16[b]	200	205,626

		205,626
FRANCE — 0.31%
Caisse d’Amortissement Dette Sociale
2.13%, 04/12/17[b]	500	514,210

		514,210
GERMANY — 0.12%
FMS Wertmanagement AoeR
1.63%, 11/20/18	200	199,852

		199,852
INDONESIA — 0.08%
Indonesia Government International Bond
11.63%, 03/04/19[d]	100	135,500

		135,500
ISRAEL — 0.07%
Israel Government International Bond
5.13%, 03/26/19	100	112,500

		112,500
ITALY — 0.10%
Italy Government International Bond
5.38%, 06/12/17	150	165,404

		165,404
JAPAN — 0.12%
Japan Bank for International Cooperation
1.75%, 07/31/18	200	200,785

		200,785
LEBANON — 0.06%
Lebanon Government International Bond
5.50%, 04/23/19[d]	100	101,317

		101,317
MEXICO — 0.10%
Mexico Government International Bond
5.63%, 01/15/17[c]	100	110,500
11.38%, 09/15/16	50	60,425

		170,925

Security	Principal (000s)	Value

NETHERLANDS — 0.12%
Netherlands Government Bond
1.00%, 02/24/17[b]	$200	$200,189

		200,189
NORWAY — 0.12%
Kommunalbanken AS
1.38%, 06/08/17[b,c]	200	201,352

		201,352
PHILIPPINES — 0.17%
Philippine Government International Bond
8.38%, 06/17/19	100	126,625
9.38%, 01/18/17	125	149,063

		275,688
RUSSIA — 0.12%
Russian Foreign Bond — Eurobond
3.50%, 01/16/19[d]	200	199,460

		199,460
SOUTH KOREA — 0.12%
Export-Import Bank of Korea (The)
2.88%, 09/17/18	200	204,618

		204,618
SUPRANATIONAL — 2.70%
African Development Bank
1.13%, 03/15/17	200	201,015
Asian Development Bank
0.50%, 08/17/15	70	70,150
0.50%, 06/20/16	200	199,786
1.13%, 03/15/17	85	85,453
1.88%, 04/12/19	150	150,711
Corporacion Andina de Fomento
3.75%, 01/15/16	25	26,055
Council of Europe Development Bank
1.25%, 09/22/16	50	50,573
1.50%, 06/19/17	32	32,390
European Bank for Reconstruction and Development
0.75%, 09/01/17	150	148,181
1.63%, 11/15/18	100	100,070
European Investment Bank
0.50%, 08/15/16	525	523,285
0.63%, 04/15/16	50	50,091
1.00%, 12/15/17[c]	320	316,875
1.00%, 03/15/18	100	98,551
1.00%, 06/15/18	425	416,855
1.13%, 09/15/17	150	149,644
1.63%, 06/15/17	70	71,116
Inter-American Development Bank
0.88%, 11/15/16	200	200,552
1.38%, 10/18/16	100	101,434
4.25%, 09/10/18	75	83,109
International Bank for Reconstruction and Development
0.38%, 11/16/15	50	49,999
0.88%, 04/17/17	250	249,422
2.13%, 03/15/16	200	205,298

62

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

July 31, 2014

Security	Principal (000s)	Value

Series GDIF
1.88%, 03/15/19	$275	$276,478
International Finance Corp.
0.50%, 05/16/16	150	149,980
0.63%, 12/21/17	40	39,178
2.25%, 04/11/16	200	205,902
Nordic Investment Bank
0.50%, 04/14/16	200	200,059

		4,452,212
SWEDEN — 0.40%
Kommuninvest I Sverige AB
1.63%, 02/13/17[d]	250	253,966
Svensk Exportkredit AB
1.13%, 04/05/18	200	197,454
1.75%, 05/30/17	50	50,882
Sweden Government International Bond
1.00%, 02/27/18[b]	150	147,714

		650,016
TURKEY — 0.14%
Turkey Government International Bond
7.00%, 09/26/16	100	110,325
7.00%, 03/11/19	100	114,994

		225,319
UKRAINE — 0.06%
Ukraine Government International Bond
6.75%, 11/14/17[d]	100	95,050

		95,050
UNITED KINGDOM — 0.06%
Bank of England Euro Note
0.50%, 03/21/16[b]	100	99,977

		99,977
VENEZUELA — 0.17%
Venezuela Government International Bond
5.75%, 02/26/16[d]	300	283,950

		283,950

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $11,091,102)		11,094,809

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 56.61%

MORTGAGE-BACKED SECURITIES — 5.34%
Federal Home Loan Mortgage Corp.
2.50%, 08/01/29[h]	1,600	1,608,000
3.00%, 05/01/29	986	1,015,512
3.50%, 08/01/29[h]	520	546,650
4.00%, 08/01/29[h]	400	422,563
4.50%, 08/01/29[h]	380	401,078
Federal National Mortgage Association
2.50%, 08/01/29[h]	850	855,047
3.00%, 08/01/29[h]	650	669,703
3.50%, 08/01/29[h]	1,430	1,507,086
4.00%, 08/01/29[h]	900	951,187
4.50%, 08/01/29[h]	780	824,606

		8,801,432

Security	Principal (000s)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.88%
Federal Home Loan Banks
0.38%, 02/19/16[c]	$1,000	$999,832
0.38%, 06/24/16	600	598,417
0.50%, 11/20/15[c]	300	300,719
0.63%, 12/28/16	300	298,997
1.00%, 06/21/17[c]	175	174,956
Federal Home Loan Mortgage Corp.
0.50%, 05/13/16[c]	950	950,415
0.88%, 10/14/16	1,115	1,118,956
0.88%, 03/07/18	500	490,689
1.00%, 09/29/17	100	99,446
Federal National Mortgage Association
0.38%, 07/05/16[c]	600	598,489
0.50%, 05/27/15	900	902,497
0.50%, 09/28/15	300	300,827
0.50%, 03/30/16	200	200,262
0.63%, 08/26/16[c]	200	199,993
0.88%, 02/08/18	250	245,780
0.88%, 05/21/18[c]	370	361,977
1.75%, 06/20/19	570	567,266
1.88%, 09/18/18	300	302,887
1.88%, 02/19/19	300	301,580
2.50%, 07/01/28	2,611	2,636,585
2.61%, 04/01/44[a]	981	1,009,612
3.00%, 10/01/28	987	1,019,774
3.00%, 11/01/28	942	973,556

		14,653,512
U.S. GOVERNMENT OBLIGATIONS — 42.39%
U.S. Treasury Bonds
7.25%, 05/15/16[c]	425	476,429
8.75%, 05/15/17	150	182,426
9.13%, 05/15/18	250	322,103
U.S. Treasury Notes
0.25%, 05/15/15[c]	1,300	1,301,547
0.25%, 07/15/15	500	500,545
0.25%, 09/15/15[c]	500	500,450
0.25%, 09/30/15[c]	300	300,258
0.25%, 11/30/15	1,000	1,000,120
0.25%, 12/15/15	500	499,980
0.38%, 06/15/15	970	972,173
0.38%, 06/30/15	600	601,374
0.38%, 08/31/15	1,500	1,503,405
0.38%, 11/15/15	450	450,846
0.38%, 01/15/16[c]	750	750,967
0.38%, 02/15/16	600	600,510
0.38%, 03/15/16	400	400,120
0.38%, 05/31/16	2,300	2,296,251
0.50%, 06/15/16	1,000	1,000,120
0.50%, 06/30/16[c]	4,400	4,399,340
0.50%, 07/31/17[c]	500	492,005
0.63%, 07/15/16[c]	500	500,880
0.63%, 08/15/16[c]	1,520	1,521,550
0.63%, 10/15/16	500	499,485
0.63%, 11/15/16[c]	3,000	2,994,540
0.63%, 12/15/16[c]	1,100	1,096,887
0.63%, 04/30/18[c]	400	388,568
0.75%, 06/30/17	800	794,248
0.75%, 10/31/17[c]	400	394,548

63

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

July 31, 2014

Security	Principal (000s)	Value

0.75%, 02/28/18[c]	$210	$205,684
0.75%, 03/31/18	225	220,005
0.88%, 09/15/16	1,300	1,306,695
0.88%, 11/30/16	700	702,625
0.88%, 05/15/17[c]	270	269,473
0.88%, 06/15/17	2,900	2,890,952
0.88%, 01/31/18	250	246,397
1.00%, 09/30/16[c]	500	503,835
1.00%, 10/31/16	1,900	1,913,338
1.00%, 05/31/18[c]	300	295,035
1.00%, 06/30/19	1,500	1,445,760
1.25%, 09/30/15[c]	1,200	1,214,844
1.25%, 10/31/15	1,500	1,519,395
1.25%, 10/31/18	1,150	1,134,119
1.25%, 11/30/18	2,000	1,969,620
1.38%, 06/30/18[c]	1,920	1,913,107
1.38%, 07/31/18	500	497,610
1.38%, 11/30/18	800	792,416
1.38%, 12/31/18	500	494,625
1.38%, 02/28/19	730	720,021
1.50%, 06/30/16[c]	500	509,300
1.50%, 08/31/18[c]	1,180	1,178,726
1.50%, 12/31/18[c]	500	496,990
1.50%, 01/31/19[c]	500	496,425
1.50%, 02/28/19	600	595,104
1.50%, 05/31/19[c]	500	494,305
1.63%, 04/30/19	90	89,597
1.63%, 06/30/19	1,000	993,790
1.75%, 07/31/15	800	812,720
2.25%, 11/30/17[c]	400	413,564
2.25%, 07/31/18	750	771,878
2.38%, 06/30/18	3,050	3,155,652
2.75%, 05/31/17	750	787,545
3.00%, 02/28/17[c]	150	158,349
3.13%, 05/15/19	130	138,434
3.25%, 06/30/16	300	315,780
3.25%, 07/31/16	1,000	1,054,090
3.25%, 12/31/16[c]	3,500	3,710,035
3.25%, 03/31/17[c]	150	159,416
4.25%, 08/15/15[c]	1,000	1,042,380
4.50%, 11/15/15	300	316,461
4.63%, 02/15/17[c]	2,800	3,069,640
4.88%, 08/15/16[c]	1,430	1,554,868
8.88%, 08/15/17	500	617,445

		69,929,725

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $93,449,614)		93,384,669

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 30.18%

MONEY MARKET FUNDS — 30.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[e,i,j]	36,217	$36,216,610
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[e,i,j]	3,777	3,776,873
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,i]	9,791	9,790,590

		49,784,073

TOTAL SHORT-TERM INVESTMENTS
(Cost: $49,784,073)		49,784,073

TOTAL INVESTMENTS IN SECURITIES — 127.97%
(Cost: $211,307,041)		211,116,476
Other Assets, Less Liabilities — (27.97)%		(46,144,532)

NET ASSETS — 100.00%		$164,971,944

[a]	Variable rate security. Rate shown is as of report date.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	Investments are denominated in U.S. dollars.
[g]	Issuer is in default of interest payments.
[h]	To-be-announced (TBA). See Note 1.
[i]	The rate quoted is the annualized seven-day yield of the fund at period end.
[j]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

64

Schedule of Investments  (Unaudited)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2014

Security	Principal (000s)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.92%

MORTGAGE-BACKED SECURITIES — 1.92%
Bear Stearns Commercial Mortgage Securities Inc.
Series 2006-PW13, Class A4
5.54%, 09/11/41	$96	$102,914
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A1
2.75%, 12/25/19	41	42,920
Series K020, Class A2
2.37%, 05/25/22	50	48,845
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP8, Class A4
5.40%, 05/15/45	97	103,966
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/45[a]	75	84,191
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class A3
2.88%, 12/15/45	100	98,081

		480,917

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $481,755)		480,917

CORPORATE BONDS & NOTES — 33.25%

AEROSPACE & DEFENSE — 0.40%
Lockheed Martin Corp.
3.35%, 09/15/21	25	25,851
Northrop Grumman Corp.
3.25%, 08/01/23	25	24,656
United Technologies Corp.
3.10%, 06/01/22	50	50,350

		100,857
AGRICULTURE — 0.33%
Altria Group Inc.
4.75%, 05/05/21	50	54,935
Philip Morris International Inc.
5.65%, 05/16/18	25	28,475

		83,410
AIRLINES — 0.10%
US Airways 2013-1 Class A Pass Through Trust
3.95%, 05/15/27	25	25,375

		25,375
AUTO MANUFACTURERS — 0.33%
Ford Motor Co.
7.45%, 07/16/31	25	33,029

Security	Principal (000s)	Value

Toyota Motor Credit Corp.
2.10%, 01/17/19	$50	$50,069

		83,098
BANKS — 6.80%
Abbey National Treasury Services PLC
1.38%, 03/13/17	25	25,051
Australia and New Zealand Banking Group Ltd.
2.25%, 06/13/19	25	24,957
Bank Nederlandse Gemeenten
0.88%, 02/21/17[b]	50	49,819
Bank of America Corp.
3.88%, 03/22/17	75	79,584
4.00%, 04/01/24	50	50,725
Bank of Montreal
2.50%, 01/11/17	25	25,789
Bank of New York Mellon Corp. (The)
3.65%, 02/04/24 (Call 01/05/24)	25	25,666
Bank of Nova Scotia
1.38%, 12/18/17 (Call 11/18/17)	25	24,827
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	25	25,118
BNP Paribas SA
1.38%, 03/17/17	50	49,922
Capital One Financial Corp.
6.15%, 09/01/16	25	27,469
CIT Group Inc.
3.88%, 02/19/19	50	49,750
Citigroup Inc.
1.35%, 03/10/17	50	49,802
1.70%, 07/25/16	25	25,280
6.00%, 10/31/33	25	28,251
Commonwealth Bank of Australia
3.25%, 03/17/16[b]	25	25,987
Deutsche Bank AG London
2.50%, 02/13/19	50	50,434
Fifth Third Bancorp
4.30%, 01/16/24 (Call 12/16/23)	25	25,861
Goldman Sachs Group Inc. (The)
6.25%, 09/01/17	50	56,635
6.25%, 02/01/41	25	30,300
HSBC Holdings PLC
5.10%, 04/05/21	75	84,857
J.P. Morgan Chase & Co.
1.35%, 02/15/17	75	74,990
6.40%, 05/15/38	25	31,574
KfW
0.63%, 12/15/16	75	74,689
1.88%, 04/01/19	50	50,168
2.13%, 01/17/23	25	24,119
Landwirtschaftliche Rentenbank
2.13%, 07/15/16	25	25,742
Lloyds Bank PLC
4.88%, 01/21/16	50	52,970
Macquarie Bank Ltd.
5.00%, 02/22/17[b]	50	54,237
Morgan Stanley
4.75%, 03/22/17	50	54,104
7.25%, 04/01/32	25	33,558
Oesterreichische Kontrollbank AG
2.00%, 06/03/16	25	25,650
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[c,d]	25	24,183

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2014

Security	Principal (000s)	Value

Rabobank Nederland
3.88%, 02/08/22	$50	$52,723
Royal Bank of Scotland Group PLC
6.00%, 12/19/23	50	53,140
6.13%, 01/11/21	25	29,293
State Street Corp.
1.35%, 05/15/18	25	24,673
SunTrust Banks Inc.
3.60%, 04/15/16 (Call 03/15/16)	25	26,102
U.S. Bancorp
1.95%, 11/15/18 (Call 10/15/18)	25	24,972
Wells Fargo & Co.
2.63%, 12/15/16	50	51,830
5.61%, 01/15/44	25	28,357
Westpac Banking Corp.
2.00%, 08/14/17	50	50,791

		1,703,949
BEVERAGES — 0.60%
Anheuser-Busch InBev Finance Inc.
3.70%, 02/01/24	50	51,296
Diageo Capital PLC
1.13%, 04/29/18	50	48,823
PepsiCo Inc.
3.60%, 03/01/24 (Call 12/01/23)	50	51,161

		151,280
BIOTECHNOLOGY — 0.21%
Amgen Inc.
3.63%, 05/15/22 (Call 02/15/22)	50	51,350

		51,350
BUILDING MATERIALS — 0.12%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19[b]	25	28,840

		28,840
CHEMICALS — 0.51%
Ashland Inc.
4.75%, 08/15/22 (Call 05/15/22)	25	24,187
CF Industries Inc.
3.45%, 06/01/23	25	24,590
Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	25	23,832
E.I. du Pont de Nemours and Co.
6.00%, 07/15/18	25	28,963
LYB International Finance BV
4.00%, 07/15/23	25	25,975

		127,547
COMMERCIAL SERVICES — 0.53%
ADT Corp. (The)
6.25%, 10/15/21	25	25,875
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[b]	25	24,250
ERAC USA Finance LLC
6.38%, 10/15/17[b]	50	57,263

Security	Principal (000s)	Value

Harland Clarke Holdings Corp.
6.88%, 03/01/20 (Call 03/01/17)[b]	$25	$26,125

		133,513
COMPUTERS — 0.32%
Apple Inc.
3.85%, 05/04/43	25	22,981
Hewlett-Packard Co.
2.75%, 01/14/19	25	25,434
International Business Machines Corp.
8.38%, 11/01/19	25	32,387

		80,802
COSMETICS & PERSONAL CARE — 0.32%
Avon Products Inc.
5.00%, 03/15/23	25	24,386
Procter & Gamble Co. (The)
4.70%, 02/15/19	50	55,997

		80,383
DISTRIBUTION & WHOLESALE — 0.21%
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)	50	53,375

		53,375
DIVERSIFIED FINANCIAL SERVICES — 1.77%
Ally Financial Inc.
5.50%, 02/15/17	50	53,250
American Express Credit Corp.
1.30%, 07/29/16	50	50,288
CME Group Inc.
3.00%, 09/15/22	25	24,770
Credit Suisse (USA) Inc.
5.38%, 03/02/16	25	26,656
General Electric Capital Corp.
1.50%, 07/12/16	25	25,348
2.30%, 01/14/19	50	50,641
6.88%, 01/10/39	25	33,592
General Motors Financial Co. Inc.
4.75%, 08/15/17	50	52,438
Jefferies Group LLC
5.13%, 04/13/18	25	27,205
Navient LLC
6.13%, 03/25/24	50	48,750
Nomura Holdings Inc.
2.75%, 03/19/19	50	50,374

		443,312
ELECTRIC — 2.36%
Abu Dhabi National Energy Co.
6.25%, 09/16/19[b]	100	118,500
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	25	24,259
Berkshire Hathaway Energy Co.
5.15%, 11/15/43 (Call 05/15/43)	25	27,936
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	50	50,006
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	25	25,559

66

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2014

Security	Principal (000s)	Value

Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	$25	$24,363
Duke Energy Corp.
1.63%, 08/15/17	25	25,103
Electricite France SA
6.50%, 01/26/19[b]	50	59,099
Florida Power & Light Co.
5.95%, 02/01/38	25	31,477
NRG Energy Inc.
6.25%, 05/01/24 (Call 05/01/19)[b]	50	50,000
Pacific Gas & Electric Co.
6.05%, 03/01/34	25	30,735
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	25	24,794
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	50	47,431
Southern Power Co.
5.15%, 09/15/41	25	27,100
Virginia Electric and Power Co.
4.45%, 02/15/44 (Call 08/15/43)	25	26,025

		592,387
ELECTRONICS — 0.20%
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	50	49,969

		49,969
ENVIRONMENTAL CONTROL — 0.11%
Waste Management Inc.
4.75%, 06/30/20	25	27,629

		27,629
FOOD — 0.52%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	25	24,170
Kraft Foods Group Inc.
5.00%, 06/04/42	25	26,624
Kroger Co. (The)
3.85%, 08/01/23 (Call 05/01/23)	25	25,544
Post Holdings Inc.
7.38%, 02/15/22 (Call 02/15/17)	50	53,250

		129,588
FOREST PRODUCTS & PAPER — 0.13%
International Paper Co.
7.50%, 08/15/21	25	31,549

		31,549
GAS — 0.20%
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	50	50,167

		50,167
HEALTH CARE — PRODUCTS — 0.20%
Baxter International Inc.
3.20%, 06/15/23 (Call 03/15/23)	25	24,697

Security	Principal (000s)	Value

Medtronic Inc.
3.63%, 03/15/24 (Call 12/15/23)	$25	$25,531

		50,228
HEALTH CARE — SERVICES — 0.80%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	25	24,082
HCA Inc.
5.00%, 03/15/24	50	49,625
Tenet Healthcare Corp.
6.00%, 10/01/20	50	52,250
UnitedHealth Group Inc.
4.25%, 03/15/43 (Call 09/15/42)	25	24,575
WellPoint Inc.
3.30%, 01/15/23	50	49,603

		200,135
HOLDING COMPANIES — DIVERSIFIED — 0.21%
Hutchison Whampoa International 10 Ltd.
6.00%, 04/29/49 (Call 10/28/15)[a,b]	50	52,125

		52,125
HOME BUILDERS — 0.30%
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)	50	49,000
KB Home
4.75%, 05/15/19 (Call 02/15/19)	25	24,687

		73,687
HOUSEHOLD PRODUCTS & WARES — 0.20%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)	50	51,000

		51,000
INSURANCE — 0.73%
American International Group Inc.
4.13%, 02/15/24	50	52,190
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	25	25,269
Berkshire Hathaway Inc.
4.50%, 02/11/43	25	25,387
MetLife Inc.
3.60%, 04/10/24	50	50,617
Prudential Financial Inc.
5.70%, 12/14/36	25	28,992

		182,455
IRON & STEEL — 0.66%
ArcelorMittal SA
10.35%, 06/01/19	50	62,250
Glencore Funding LLC
3.13%, 04/29/19[b]	25	25,353
United States Steel Corp.
7.38%, 04/01/20	25	27,437
Vale Overseas Ltd.
4.38%, 01/11/22	50	51,135

		166,175

67

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2014

Security	Principal (000s)	Value

LODGING — 0.21%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc.
9.38%, 05/01/22 (Call 05/01/17)[b]	$25	$25,188
MGM Resorts International
6.63%, 12/15/21	25	27,031

		52,219
MACHINERY — 0.34%
Caterpillar Financial Services Corp.
7.15%, 02/15/19	50	60,786
John Deere Capital Corp.
1.95%, 12/13/18	25	24,971

		85,757
MANUFACTURING — 0.20%
Bombardier Inc.
6.00%, 10/15/22 (Call 04/15/17)[b]	25	24,500
General Electric Co.
4.13%, 10/09/42	25	24,796

		49,296
MEDIA — 1.42%
21st Century Fox America Inc.
4.00%, 10/01/23	25	25,658
CBS Corp.
4.85%, 07/01/42 (Call 01/01/42)	15	14,789
Clear Channel Communications Inc.
9.00%, 12/15/19 (Call 07/15/15)	50	51,313
Comcast Corp.
4.75%, 03/01/44	25	26,209
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.88%, 10/01/19	25	28,858
DISH DBS Corp.
5.13%, 05/01/20	50	51,000
NBCUniversal Media LLC
4.38%, 04/01/21	25	27,524
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	50	52,851
Time Warner Inc.
4.75%, 03/29/21	50	55,250
Viacom Inc.
4.38%, 03/15/43	25	23,266

		356,718
MINING — 0.88%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)	50	53,479
Barrick Gold Corp.
4.10%, 05/01/23	25	24,639
BHP Billiton Finance (USA) Ltd.
3.25%, 11/21/21	25	25,574
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[b]	25	25,500
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	25	24,799
Rio Tinto Finance (USA) PLC
2.25%, 12/14/18 (Call 11/14/18)	50	50,516

Security	Principal (000s)	Value

Teck Resources Ltd.
6.25%, 07/15/41 (Call 01/15/41)	$15	$16,004

		220,511
OFFICE & BUSINESS EQUIPMENT — 0.10%
Xerox Corp.
2.95%, 03/15/17	25	25,958

		25,958
OIL & GAS — 3.80%
Anadarko Petroleum Corp.
6.38%, 09/15/17	25	28,559
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	25	25,651
BP Capital Markets PLC
2.24%, 05/10/19	50	50,021
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 04/15/17)	50	49,875
ConocoPhillips
5.75%, 02/01/19	50	57,827
Denbury Resources Inc.
5.50%, 05/01/22 (Call 05/01/17)	25	24,563
Devon Financing Corp. ULC
7.88%, 09/30/31	25	34,997
Gazprom OAO Via Gaz Capital SA
8.15%, 04/11/18[e]	100	111,000
Hercules Offshore Inc.
6.75%, 04/01/22 (Call 04/01/17)[b]	25	22,500
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)	50	50,750
Nexen Energy ULC
6.40%, 05/15/37	50	60,975
Petrobras Global Finance BV
4.38%, 05/20/23	100	95,048
Petroleos de Venezuela SA
8.50%, 11/02/17[e]	50	46,562
Petroleos Mexicanos
6.38%, 01/23/45[b]	50	57,750
Shell International Finance BV
2.00%, 11/15/18	50	50,416
Statoil ASA
1.15%, 05/15/18	50	48,945
Suncor Energy Inc.
6.10%, 06/01/18	25	28,756
Total Capital International SA
3.75%, 04/10/24	25	25,822
Transocean Inc.
2.50%, 10/15/17	50	50,716
Valero Energy Corp.
6.63%, 06/15/37	25	30,481

		951,214
OIL & GAS SERVICES — 0.27%
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	15	14,158
Schlumberger Investment SA
3.30%, 09/14/21 (Call 06/14/21)[b]	25	25,741
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	25	26,462

		66,361

68

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2014

Security	Principal (000s)	Value

PHARMACEUTICALS — 1.21%
AbbVie Inc.
4.40%, 11/06/42	$25	$24,312
AstraZeneca PLC
1.95%, 09/18/19	25	24,653
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	25	24,179
Johnson & Johnson
4.38%, 12/05/33 (Call 06/05/33)	20	21,666
McKesson Corp.
2.28%, 03/15/19	50	49,840
Merck & Co. Inc.
2.80%, 05/18/23	50	48,555
Pfizer Inc.
6.20%, 03/15/19	50	58,725
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (Call 10/15/16)[b]	50	51,625

		303,555
PIPELINES — 1.05%
Energy Transfer Partners LP
5.20%, 02/01/22 (Call 11/01/21)	25	27,553
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	50	49,788
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	25	30,369
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	50	51,681
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	50	52,250
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	25	26,247
Williams Partners LP
4.30%, 03/04/24 (Call 12/04/23)	25	25,918

		263,806
REAL ESTATE INVESTMENT TRUSTS — 0.53%
Boston Properties LP
3.80%, 02/01/24 (Call 11/01/23)	25	25,178
HCP Inc.
5.38%, 02/01/21 (Call 11/03/20)	50	56,248
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	50	50,188

		131,614
RETAIL — 0.96%
CVS Caremark Corp.
5.75%, 06/01/17	25	27,991
Home Depot Inc. (The)
5.88%, 12/16/36	25	30,852
Lowe’s Companies Inc.
4.65%, 04/15/42 (Call 10/15/41)	25	26,130
McDonald’s Corp.
2.63%, 01/15/22	25	24,560
QVC Inc.
4.85%, 04/01/24	25	25,879
Rite Aid Corp.
6.75%, 06/15/21 (Call 06/15/16)	50	52,000
Wal-Mart Stores Inc.

Security	Principal (000s)	Value

4.25%, 04/15/21	$25	$27,508
6.50%, 08/15/37	20	26,378

		241,298
SEMICONDUCTORS — 0.20%
Intel Corp.
1.35%, 12/15/17	50	49,876

		49,876
SOFTWARE — 0.72%
Boxer Parent Co. Inc.
9.00%, 10/15/19 (Call 04/15/15)[b,f]	25	23,250
First Data Corp.
8.25%, 01/15/21 (Call 01/15/16)[b]	75	80,250
Microsoft Corp.
3.63%, 12/15/23 (Call 09/15/23)	25	26,018
Oracle Corp.
3.63%, 07/15/23	50	51,412

		180,930
TELECOMMUNICATIONS — 1.92%
America Movil SAB de CV
6.38%, 03/01/35	25	30,245
AT&T Inc.
4.45%, 05/15/21	25	27,503
5.35%, 09/01/40	25	27,055
CenturyLink Inc.
5.80%, 03/15/22	50	51,250
Cisco Systems Inc.
5.50%, 01/15/40	15	17,299
Deutsche Telekom International Finance BV
8.75%, 06/15/30	25	36,507
Intelsat Jackson Holdings SA
7.25%, 10/15/20 (Call 10/15/15)	50	52,750
Sprint Corp.
7.88%, 09/15/23[b]	50	53,500
T-Mobile USA Inc.
6.25%, 04/01/21 (Call 04/01/17)	50	52,250
Telefonica Emisiones SAU
5.46%, 02/16/21	25	28,127
Verizon Communications Inc.
4.15%, 03/15/24 (Call 12/15/23)	50	51,733
5.05%, 03/15/34 (Call 12/15/33)	50	53,035

		481,254
TRANSPORTATION — 0.27%
Burlington Northern Santa Fe LLC
3.75%, 04/01/24 (Call 01/01/24)	25	25,662
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)	10	9,499
United Parcel Service Inc.
6.20%, 01/15/38	25	32,218

		67,379

TOTAL CORPORATE BONDS & NOTES
(Cost: $8,393,895)		8,331,931

69

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2014

Security	Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS[g] — 5.78%

ARGENTINA — 0.07%
Argentine Republic Government International Bond
8.28%, 12/31/33[h]	$21	$18,770

		18,770
BRAZIL — 0.63%
Brazilian Government International Bond
10.13%, 05/15/27	100	158,500

		158,500
CANADA — 0.50%
Canada Government International Bond
0.88%, 02/14/17	25	24,995
Province of British Columbia
2.00%, 10/23/22	25	23,666
Province of Ontario Canada
2.00%, 01/30/19	50	50,173
Province of Quebec Canada
4.63%, 05/14/18	25	27,815

		126,649
COLOMBIA — 0.27%
Colombia Government International Bond
8.13%, 05/21/24	50	67,000

		67,000
FRANCE — 0.21%
Caisse d’Amortissement Dette Sociale
3.00%, 10/26/20	50	51,683

		51,683
HUNGARY — 0.23%
Hungary Government International Bond
6.38%, 03/29/21	50	57,000

		57,000
INDONESIA — 0.45%
Indonesia Government International Bond
5.88%, 03/13/20[e]	100	111,750

		111,750
ITALY — 0.13%
Italy Government International Bond
6.88%, 09/27/23	25	31,739

		31,739
LEBANON — 0.10%
Lebanon Government International Bond
6.75%, 11/29/27[e]	25	25,688

		25,688

Security	Principal (000s)	Value

MEXICO — 0.21%
Mexico Government International Bond
4.00%, 10/02/23	$50	$51,750

		51,750
PHILIPPINES — 0.31%
Philippine Government International Bond
9.50%, 02/02/30	50	78,437

		78,437
RUSSIA — 0.31%
Russian Foreign Bond - Eurobond
7.50%, 03/31/30[c,e]	69	77,542

		77,542
SOUTH KOREA — 0.42%
Export-Import Bank of Korea (The)
4.00%, 01/29/21	100	105,808

		105,808
SUPRANATIONAL — 1.51%
Asian Development Bank
2.25%, 08/18/17	50	51,631
European Bank for Reconstruction and Development
0.75%, 09/01/17	50	49,394
European Investment Bank
0.88%, 04/18/17	75	74,715
2.50%, 04/15/21	50	50,526
Inter-American Development Bank
2.38%, 08/15/17	75	77,811
International Bank for Reconstruction and Development
1.13%, 07/18/17	75	75,135

		379,212
TURKEY — 0.24%
Turkey Government International Bond
7.38%, 02/05/25	50	61,122

		61,122
VENEZUELA — 0.19%
Venezuela Government International Bond
11.95%, 08/05/31[e]	50	47,375

		47,375

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,451,340)		1,450,025

MUNICIPAL DEBT OBLIGATIONS — 0.68%

CALIFORNIA — 0.21%
State of California GO BAB
7.63%, 03/01/40	35	52,044

		52,044

70

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2014

Security	Principal (000s)	Value

NEW JERSEY — 0.27%
New Jersey Economic Development Authority RB Miscellaneous Revenue Series A
7.43%, 02/15/29 (NPFGC)	$25	$32,394
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB Series F
7.41%, 01/01/40	25	36,312

		68,706
NEW YORK — 0.20%
New York City Municipal Water Finance Authority RB Water Revenue
5.88%, 06/15/44	15	19,198
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.65%, 11/01/40 (GOI)	25	30,354

		49,552

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $166,680)		170,302

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 56.40%

MORTGAGE-BACKED SECURITIES — 23.99%
Federal Home Loan Mortgage Corp.
2.50%, 08/01/29[i]	130	130,650
3.00%, 08/01/29[i]	108	111,706
3.00%, 08/01/44[i]	230	225,184
3.50%, 08/01/29[i]	60	63,075
3.50%, 08/01/44[i]	230	233,845
4.00%, 08/01/29[i]	50	52,820
4.00%, 08/01/44[i]	282	296,266
4.50%, 08/01/44[i]	180	193,528
Federal National Mortgage Association
2.50%, 08/01/29[i]	210	211,247
2.50%, 08/01/44[i]	30	28,219
3.00%, 08/01/29[i]	200	206,063
3.00%, 08/01/44[i]	410	401,736
3.50%, 08/01/29[i]	200	210,781
3.50%, 08/01/44[i]	420	427,875
4.00%, 08/01/29[i]	80	84,550
4.00%, 08/01/44[i]	440	462,550
4.50%, 08/01/29[i]	75	79,289
4.50%, 08/01/44[i]	290	312,158
5.00%, 08/01/44[i]	925	1,020,246
Government National Mortgage Association
3.00%, 08/01/44[i]	290	290,473
3.50%, 08/01/44[i]	370	381,127
4.00%, 08/01/44[i]	290	307,197
4.50%, 08/01/44[i]	260	282,084

		6,012,669
U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.02%
Federal Home Loan Mortgage Corp.
0.88%, 10/14/16	500	501,774
Federal National Mortgage Association
1.88%, 09/18/18	150	151,444
6.25%, 05/15/29	35	47,064
6.63%, 11/15/30	40	56,554

		756,836

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 29.39%
U.S. Treasury Bonds
3.38%, 05/15/44	$20	$20,233
3.63%, 02/15/44	450	477,099
4.25%, 05/15/39	275	323,834
5.00%, 05/15/37	150	195,134
6.38%, 08/15/27	100	139,354
U.S. Treasury Notes
0.25%, 12/15/15	750	749,970
0.38%, 11/15/15	150	150,282
0.50%, 07/31/17	500	492,005
0.63%, 12/15/16	750	747,878
0.63%, 05/31/17	750	742,852
1.63%, 04/30/19	950	945,744
1.63%, 06/30/19	100	99,379
2.00%, 01/31/16	600	615,246
2.50%, 05/15/24	50	49,746
3.25%, 05/31/16	750	788,265
8.13%, 05/15/21	600	827,820

		7,364,841

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $14,114,656)		14,134,346

SHORT-TERM INVESTMENTS — 25.53%

MONEY MARKET FUNDS — 25.53%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,j]	6,398	6,398,412

		6,398,412

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,398,412)		6,398,412

71

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 123.56%
(Cost: $31,006,738)	$30,965,933
Other Assets, Less Liabilities — (23.56)%	(5,904,490)

NET ASSETS — 100.00%	$25,061,443

BAB  —  Build America Bond

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

RB  —  Revenue Bond

Insured by:

NPFGC — National Public Finance Guarantee Corp.

[a]	Variable rate security. Rate shown is as of report date.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Affiliated issuer. See Note 2.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[g]	Investments are denominated in U.S. dollars.
[h]	Issuer is in default of interest payments.
[i]	To-be-announced (TBA). See Note 1.
[j]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

72

Schedule of Investments  (Unaudited)

iSHARES® CORE U.S. TREASURY BOND ETF

July 31, 2014

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 98.76%

U.S. GOVERNMENT OBLIGATIONS — 98.76%
U.S. Treasury Bonds
2.75%, 08/15/42	$884	$794,184
2.75%, 11/15/42[a]	298	267,611
3.00%, 05/15/42[a]	239	226,267
3.13%, 11/15/41	3,035	2,953,996
3.13%, 02/15/42	657	638,465
3.13%, 02/15/43	2,174	2,101,859
3.63%, 08/15/43	731	775,701
3.63%, 02/15/44[a]	829	878,922
3.75%, 11/15/43	1,417	1,536,742
4.38%, 02/15/38[a]	113	135,464
4.38%, 05/15/41[a]	3,847	4,638,889
4.50%, 02/15/36[a]	297	362,043
4.50%, 05/15/38[a]	1,760	2,145,002
5.25%, 02/15/29	500	639,230
6.25%, 08/15/23	10	13,103
6.25%, 05/15/30[a]	739	1,047,456
6.63%, 02/15/27[a]	365	515,667
6.75%, 08/15/26[a]	867	1,228,854
7.13%, 02/15/23[a]	4,117	5,631,864
U.S. Treasury Notes
0.13%, 04/30/15	544	543,909
0.25%, 05/15/15	182	182,217
0.25%, 08/15/15	589	589,701
0.25%, 09/30/15[a]	2,104	2,105,509
0.25%, 10/15/15[a]	25	25,016
0.25%, 11/30/15	1,027	1,027,123
0.25%, 04/15/16	1,740	1,735,845
0.38%, 11/15/14	10	10,009
0.38%, 08/31/15	5,400	5,412,258
0.50%, 07/31/17[a]	292	287,331
0.63%, 11/15/16	87	86,842
0.63%, 02/15/17	962	957,094
0.63%, 08/31/17[a]	3,307	3,260,239
0.75%, 01/15/17	77	77,124
0.75%, 12/31/17[a]	1,455	1,430,512
0.88%, 11/30/16[a]	10,368	10,406,880
0.88%, 07/31/19[a]	3,677	3,516,389
1.00%, 10/31/16	3,319	3,342,400
1.00%, 06/30/19[a]	661	637,098
1.00%, 08/31/19[a]	1,660	1,594,347
1.00%, 11/30/19	1,224	1,169,875
1.13%, 03/31/20	516	492,909
1.13%, 04/30/20	650	619,821
1.25%, 11/30/18	17,792	17,521,740
1.25%, 10/31/19[a]	1,096	1,063,964
1.25%, 02/29/20[a]	3,402	3,278,944
1.38%, 11/30/18	31	30,607
1.38%, 02/28/19	91	89,756
1.38%, 05/31/20	959	926,288
1.50%, 06/30/16[a]	1,614	1,644,020
1.50%, 07/31/16[a]	2,459	2,505,233
1.50%, 08/31/18[a]	1,472	1,470,410
1.50%, 02/28/19[a]	2,037	2,020,180
1.63%, 11/15/22[a]	1,326	1,247,620

Security	Principal or Shares (000s)	Value

1.75%, 05/31/16[a]	$966	$988,585
1.88%, 06/30/15[a]	300	304,770
1.88%, 09/30/17	2,500	2,557,625
1.88%, 06/30/20	2,174	2,157,999
2.00%, 09/30/20	947	942,672
2.00%, 11/30/20	2,963	2,942,020
2.00%, 02/28/21[a]	1,185	1,172,487
2.00%, 11/15/21	434	425,941
2.00%, 02/15/23[a]	1,111	1,073,377
2.13%, 11/30/14	33	33,223
2.13%, 08/31/20[a]	240	240,946
2.13%, 01/31/21	500	498,960
2.13%, 08/15/21[a]	1,805	1,791,986
2.25%, 11/30/17[a]	1	827
2.25%, 03/31/21	1,000	1,003,810
2.25%, 04/30/21[a]	2,405	2,412,488
2.38%, 10/31/14	11	11,063
2.38%, 02/28/15[a]	40	40,024
2.38%, 07/31/17	744	773,365
2.38%, 12/31/20	808	819,926
2.50%, 06/30/17[a]	4,254	4,436,273
2.50%, 08/15/23	3,702	3,707,934
2.50%, 05/15/24[a]	2,550	2,537,046
2.75%, 11/30/16	1,120	1,173,066
2.75%, 02/15/24[a]	314	320,229
3.13%, 04/30/17	2,952	3,129,474
3.13%, 05/15/21[a]	3,528	3,740,139
3.25%, 03/31/17[a]	14,416	15,320,892
4.50%, 02/15/16	13,907	14,793,848
4.63%, 02/15/17	1,477	1,619,016
5.13%, 05/15/16[a]	4,064	4,402,734
8.75%, 08/15/20[a]	1,872	2,593,600

		175,806,874

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $176,228,737)		175,806,874

SHORT-TERM INVESTMENTS — 39.20%

MONEY MARKET FUNDS — 39.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	61,347	61,346,540
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	6,398	6,397,564

73

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. TREASURY BOND ETF

July 31, 2014

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	2,024	$2,024,162

		69,768,266

TOTAL SHORT-TERM INVESTMENTS (Cost: $69,768,266)	69,768,266

TOTAL INVESTMENTS IN SECURITIES — 137.96% (Cost: $245,997,003)	245,575,140
Other Assets, Less Liabilities — (37.96)%	(67,564,176)

NET ASSETS — 100.00%	$178,010,964

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

74

Schedule of Investments  (Unaudited)

iSHARES® FINANCIALS BOND ETF

July 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 95.62%

BANKS — 57.20%
Abbey National Treasury Services PLC
4.00%, 04/27/16	$113	$118,851
Bank of America Corp.
4.10%, 07/24/23	38	39,068
4.88%, 04/01/44	50	51,519
5.70%, 01/24/22	188	216,230
6.88%, 04/25/18	88	102,707
7.63%, 06/01/19	50	61,143
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	25	23,988
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	75	77,071
3.65%, 02/04/24 (Call 01/05/24)	25	25,666
Bank of Nova Scotia
2.55%, 01/12/17	100	103,355
2.90%, 03/29/16	63	65,276
Barclays Bank PLC
6.75%, 05/22/19	100	119,501
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	25	25,118
3.20%, 03/15/16 (Call 02/16/16)[a]	63	65,166
BNP Paribas SA
1.38%, 03/17/17	100	99,844
3.25%, 03/03/23[a]	25	24,615
3.60%, 02/23/16	63	65,553
Canadian Imperial Bank of Commerce
1.55%, 01/23/18 (Call 12/23/17)	25	24,876
Capital One Financial Corp.
3.75%, 04/24/24 (Call 03/24/24)	100	100,168
6.75%, 09/15/17	63	72,621
Citigroup Inc.
1.35%, 03/10/17	100	99,603
1.70%, 07/25/16	50	50,560
4.05%, 07/30/22	25	25,447
4.45%, 01/10/17[a]	38	40,720
4.50%, 01/14/22	25	26,970
4.95%, 11/07/43[a]	13	13,761
5.88%, 01/30/42	100	119,004
6.88%, 03/05/38	50	65,799
Commonwealth Bank of Australia
2.50%, 09/20/18	50	50,952
Credit Suisse New York
5.30%, 08/13/19	100	113,127
5.40%, 01/14/20	25	27,854
Deutsche Bank AG London
3.70%, 05/30/24	125	123,788
6.00%, 09/01/17	50	56,406
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)	13	13,322
3.63%, 01/25/16	50	52,035
4.30%, 01/16/24 (Call 12/16/23)	13	13,448
Goldman Sachs Group Inc. (The)
3.70%, 08/01/15	150	154,465
4.00%, 03/03/24	100	100,880
5.25%, 07/27/21	50	55,715

Security	Principal (000s)	Value

5.38%, 03/15/20	$100	$112,159
6.75%, 10/01/37	63	75,155
HSBC Holdings PLC
4.00%, 03/30/22	25	26,421
5.10%, 04/05/21	38	42,994
6.10%, 01/14/42	125	158,104
J.P. Morgan Chase & Co.
3.15%, 07/05/16	100	103,942
3.38%, 05/01/23[a]	25	24,344
3.88%, 02/01/24[a]	18	18,426
5.60%, 07/15/41	50	57,899
6.40%, 05/15/38	50	63,149
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	250	281,962
KeyCorp
5.10%, 03/24/21	13	14,651
Lloyds Bank PLC
4.20%, 03/28/17	25	26,871
Morgan Stanley
3.75%, 02/25/23	13	13,153
4.10%, 05/22/23	100	100,667
4.75%, 03/22/17	75	81,156
7.30%, 05/13/19	250	302,048
National Australia Bank Ltd.
1.60%, 08/07/15	25	25,302
Northern Trust Corp.
2.38%, 08/02/22	13	12,463
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[b]	50	50,364
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[b]	75	77,646
Rabobank Nederland
3.38%, 01/19/17	50	52,628
3.88%, 02/08/22	150	158,168
5.25%, 05/24/41	13	14,609
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	25	24,749
Royal Bank of Canada
1.50%, 01/16/18	200	198,946
Royal Bank of Scotland Group PLC
5.63%, 08/24/20	13	14,758
6.13%, 01/11/21	38	44,525
State Street Corp.
2.88%, 03/07/16	50	51,802
SunTrust Banks Inc.
3.60%, 04/15/16 (Call 03/15/16)	38	39,675
Toronto-Dominion Bank (The)
2.38%, 10/19/16	25	25,792
U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)	75	77,109
2.20%, 04/25/19 (Call 03/25/19)	150	150,280
UBS AG Stamford
5.88%, 12/20/17	175	198,657
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	25	28,031
5.63%, 10/15/16	50	54,849
Wells Fargo & Co.
3.00%, 01/22/21	13	13,151
3.50%, 03/08/22	25	25,760
4.13%, 08/15/23	250	258,315
4.60%, 04/01/21	113	125,151
5.38%, 11/02/43[a]	13	14,267
Westpac Banking Corp.

75

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FINANCIALS BOND ETF

July 31, 2014

Security	Principal (000s)	Value

0.95%, 01/12/16	$25	$25,123
4.88%, 11/19/19	50	55,655
Zions BanCorp.
4.50%, 06/13/23 (Call 05/11/23)	13	13,227

		6,020,295

DIVERSIFIED FINANCIAL SERVICES — 11.00%
Air Lease Corp.
4.75%, 03/01/20	50	53,203
American Express Co.
2.65%, 12/02/22	50	48,326
American Express Credit Corp.
1.30%, 07/29/16	50	50,288
2.38%, 03/24/17	163	167,735
Ameriprise Financial Inc.
4.00%, 10/15/23	5	5,224
CME Group Inc.
5.30%, 09/15/43 (Call 03/15/43)	13	14,837
Credit Suisse (USA) Inc.
5.85%, 08/16/16	38	41,676
Discover Financial Services
3.85%, 11/21/22	13	13,130
General Electric Capital Corp.
1.60%, 11/20/17	13	13,039
2.25%, 11/09/15	100	102,077
4.65%, 10/17/21	13	14,418
5.63%, 05/01/18	200	227,401
Series A
6.75%, 03/15/32	113	149,054
HSBC Finance Corp.
6.68%, 01/15/21	25	29,729
International Lease Finance Corp.
7.13%, 09/01/18[c]	50	57,625
Invesco Finance PLC
4.00%, 01/30/24	13	13,512
Jefferies Group LLC
5.13%, 04/13/18	75	81,616
6.88%, 04/15/21	25	29,287
Nomura Holdings Inc.
6.70%, 03/04/20	38	45,279

		1,157,456

HEALTH CARE — SERVICES — 4.48%
Aetna Inc.
4.13%, 11/15/42 (Call 05/15/42)	25	23,876
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)[a]	50	52,720
Humana Inc.
7.20%, 06/15/18	13	15,359
UnitedHealth Group Inc.
0.85%, 10/15/15	25	25,073
4.25%, 03/15/43 (Call 09/15/42)	75	73,726
6.88%, 02/15/38	38	51,126
Ventas Realty LP
3.75%, 05/01/24 (Call 02/01/24)	100	99,519
WellPoint Inc.
2.30%, 07/15/18	38	38,421
4.65%, 01/15/43	50	50,759
5.10%, 01/15/44	25	27,073
5.25%, 01/15/16	13	13,834

		471,486

Security	Principal (000s)	Value

HOLDING COMPANIES — DIVERSIFIED — 0.13%
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	$13	$13,573

		13,573

INSURANCE — 15.23%
ACE INA Holdings Inc.
2.60%, 11/23/15	100	102,398
2.70%, 03/13/23	13	12,534
4.15%, 03/13/43	13	12,672
Aflac Inc.
2.65%, 02/15/17[a]	38	39,272
3.63%, 06/15/23	13	13,213
Alleghany Corp.
4.95%, 06/27/22	50	54,396
Allstate Corp. (The)
5.55%, 05/09/35	13	15,268
5.75%, 08/15/53 (Call 08/15/23)[d]	50	53,750
American International Group Inc.
4.88%, 06/01/22	150	166,307
8.18%, 05/15/68 (Call 05/15/38)[d]	43	59,232
Aon PLC
4.00%, 11/27/23 (Call 08/27/23)	25	26,046
6.25%, 09/30/40	50	62,261
Assurant Inc.
4.00%, 03/15/23	13	12,991
AXA SA
8.60%, 12/15/30	13	17,420
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	25	25,269
5.75%, 01/15/40	13	15,617
Berkshire Hathaway Inc.
3.00%, 02/11/23	25	24,760
3.40%, 01/31/22	100	103,287
Chubb Corp. (The)
6.50%, 05/15/38	13	17,294
CNA Financial Corp.
5.85%, 12/15/14	50	50,998
Fidelity National Financial Inc.
5.50%, 09/01/22	8	8,701
Genworth Holdings Inc.
6.52%, 05/22/18	25	28,567
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	25	28,291
Infinity Property & Casualty Corp.
5.00%, 09/19/22	5	5,235
Lincoln National Corp.
8.75%, 07/01/19	50	64,218
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	50	55,243
MetLife Inc.
3.05%, 12/15/22	50	49,458
6.40%, 12/15/66 (Call 12/15/31)	75	84,000
6.75%, 06/01/16	50	55,250
Principal Financial Group Inc.
3.30%, 09/15/22	13	12,882
Progressive Corp. (The)
3.75%, 08/23/21	25	26,547
Prudential Financial Inc.
5.63%, 06/15/43 (Call 06/15/23)[d]	100	107,250
5.80%, 11/16/41	25	29,617

76

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FINANCIALS BOND ETF

July 31, 2014

Security	Principal (000s)	Value

7.38%, 06/15/19	$50	$61,224
Reinsurance Group of America Inc.
4.70%, 09/15/23	13	13,865
Travelers Companies Inc. (The)
4.60%, 08/01/43	18	18,878
6.25%, 06/20/16	25	27,482
Voya Financial Inc.
2.90%, 02/15/18	25	25,758
XLIT Ltd.
5.75%, 10/01/21	13	15,099

		1,602,550

REAL ESTATE INVESTMENT TRUSTS — 7.45%
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	13	12,715
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	50	52,968
3.85%, 02/01/23 (Call 11/01/22)	100	102,790
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	13	12,535
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	13	12,436
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	13	13,676
EPR Properties
5.25%, 07/15/23 (Call 04/15/23)	13	13,640
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	25	27,455
HCP Inc.
3.75%, 02/01/16	75	78,169
5.38%, 02/01/21 (Call 11/03/20)	13	14,624
Health Care REIT Inc.
4.50%, 01/15/24 (Call 10/15/23)	25	26,134
5.25%, 01/15/22 (Call 10/15/21)	25	27,751
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	13	13,744
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	13	12,480
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	13	13,400
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	13	12,671
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	250	250,940
5.65%, 02/01/20 (Call 11/01/19)	63	72,853
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22 (Call 12/01/21)	13	13,705

		784,686

TRUCKING & LEASING — 0.13%
GATX Corp.
5.20%, 03/15/44 (Call 09/15/43)	13	13,802

		13,802

TOTAL CORPORATE BONDS & NOTES (Cost: $9,867,659)		10,063,848

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 7.15%

MONEY MARKET FUNDS — 7.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,e,f]	253	$253,150
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,e,f]	26	26,400
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,e]	473	472,806

		752,356

TOTAL SHORT-TERM INVESTMENTS (Cost: $752,356)		752,356

TOTAL INVESTMENTS IN SECURITIES — 102.77% (Cost: $10,620,015)		10,816,204
Other Assets, Less Liabilities — (2.77)%		(291,133)

NET ASSETS — 100.00%		$10,525,071

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Variable rate security. Rate shown is as of report date.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

77

Schedule of Investments  (Unaudited)

iSHARES® FLOATING RATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 88.82%

AEROSPACE & DEFENSE — 0.27%
Rockwell Collins Inc.
0.58%, 12/15/16	$4,000	$4,009,388
United Technologies Corp.
0.73%, 06/01/15	6,600	6,628,195

		10,637,583

AGRICULTURE — 0.18%
Philip Morris International Inc.
0.28%, 02/26/15	7,000	7,001,848

		7,001,848

AUTO MANUFACTURERS — 4.21%
American Honda Finance Corp.
0.32%, 11/13/14[b]	4,000	4,001,116
0.40%, 07/14/17	5,000	4,996,990
0.44%, 11/03/14[b]	2,600	2,601,430
0.60%, 05/26/16[b]	22,400	22,491,280
0.73%, 10/07/16	4,000	4,029,408
Daimler Finance North America LLC
0.58%, 03/10/17[b]	5,000	5,005,110
0.83%, 01/09/15[b]	11,600	11,622,098
0.91%, 08/01/16[b]	10,000	10,087,040
1.00%, 08/01/17[b]	7,000	7,002,072
Nissan Motor Acceptance Corp.
0.78%, 03/03/17[b]	5,000	5,014,045
0.93%, 09/26/16[b]	5,200	5,233,088
Toyota Motor Credit Corp.
0.31%, 08/22/14	4,000	4,000,304
0.38%, 03/10/15	6,446	6,452,046
0.38%, 04/08/15	4,900	4,905,331
0.38%, 09/18/15	3,500	3,503,567
0.38%, 01/07/16	3,645	3,649,144
0.40%, 11/21/14	2,000	2,001,064
0.40%, 01/23/15	9,500	9,507,458
0.43%, 05/16/17	4,000	4,004,400
0.52%, 05/17/16	10,000	10,032,070
Volkswagen Group of America Finance LLC
0.60%, 05/23/17[b]	20,000	20,022,020
Volkswagen International Finance
0.56%, 11/18/15[b]	1,000	1,002,822
0.67%, 11/18/16[b]	5,000	5,018,170
Volkswagen International Finance NV
0.83%, 11/20/14[b]	7,000	7,011,116

		163,193,189

BANKS — 55.24%
Abbey National Treasury Services PLC
0.74%, 03/13/17	3,000	3,004,614
ABN AMRO Bank NV
1.04%, 10/28/16[b]	20,000	20,175,200
Achmea Bank NV
0.57%, 11/03/14[b]	8,000	8,006,056

Security	Principal (000s)	Value

American Express Bank FSB
0.45%, 06/12/17	$11,100	$11,074,958
American Express Centurion Bank
0.67%, 11/13/15	4,975	4,995,273
Australia & New Zealand Banking Group Ltd.
0.41%, 07/15/16[b]	3,000	2,999,967
Australia and New Zealand Banking Group Ltd.
0.42%, 05/07/15[b]	17,000	17,023,239
0.61%, 01/10/17[b]	5,000	5,013,285
0.78%, 05/15/18	13,000	13,077,688
1.38%, 03/16/15[b]	5,000	5,035,210
Banco Santander Chile
1.13%, 04/11/17[b]	10,000	9,999,820
1.83%, 01/19/16[b]	2,000	2,008,000
Bank Nederlandse Gemeenten
0.27%, 05/07/15[b]	10,000	10,001,600
0.40%, 07/18/16[b]	20,000	20,044,000
Bank of America Corp.
0.49%, 10/14/16[c]	5,450	5,427,797
0.55%, 08/15/16	1,300	1,289,064
1.05%, 03/22/16	15,025	15,135,419
1.10%, 04/01/19	8,000	8,061,760
1.27%, 01/15/19	12,000	12,182,676
1.30%, 03/22/18[c]	21,800	22,151,438
Series C
0.69%, 01/15/15	1,000	1,001,227
Bank of America N.A.
0.51%, 06/15/16	7,400	7,376,808
0.53%, 06/15/17[c]	8,525	8,429,162
0.70%, 11/14/16	28,000	28,050,568
0.70%, 02/14/17	2,000	2,001,502
Bank of Montreal
0.48%, 09/24/15[c]	17,400	17,421,976
0.70%, 09/11/15	11,000	11,047,641
0.75%, 07/15/16	6,750	6,792,208
0.83%, 04/09/18	10,500	10,600,013
Bank of New York Mellon Corp. (The)
0.46%, 10/23/15	11,331	11,352,042
0.46%, 03/04/16	3,000	3,004,230
0.79%, 08/01/18	3,000	3,017,706
Series 1
0.67%, 03/06/18	2,000	2,006,452
Bank of Nova Scotia
0.54%, 04/11/17	8,000	8,004,128
0.63%, 03/15/16	7,750	7,778,962
0.65%, 12/13/16	9,000	9,031,599
0.67%, 09/11/15	5,900	5,921,547
0.75%, 07/15/16	10,750	10,813,059
1.27%, 01/12/15	2,500	2,511,940
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
0.64%, 03/10/17[b]	11,000	10,997,173
0.68%, 02/26/16[b]	5,935	5,948,027
0.84%, 09/09/16[b]	5,000	5,026,050
Banque Federative du Credit Mutuel SA
1.08%, 01/20/17[b]	12,000	12,099,312
1.09%, 10/28/16[b]	6,500	6,554,626
Barclays Bank PLC
0.81%, 02/17/17[c]	11,200	11,233,723
BB&T Corp.
0.89%, 02/01/19 (Call 01/02/19)	3,000	3,022,503
1.09%, 06/15/18 (Call 05/15/18)	2,000	2,035,128
BNP Paribas SA
0.71%, 03/17/17	12,650	12,656,414

78

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

0.82%, 12/12/16[c]	$3,000	$3,009,126
2.98%, 12/20/14	19,300	19,489,700
BPCE SA
1.07%, 02/10/17[c]	5,000	5,048,540
1.48%, 04/25/16	28,000	28,426,580
Branch Banking & Trust Co.
0.55%, 09/13/16	13,000	12,965,654
Canadian Imperial Bank of Commerce
0.75%, 07/18/16	9,845	9,901,087
Citigroup Inc.
0.50%, 11/05/14	30,500	30,504,575
0.50%, 06/09/16	17,390	17,292,094
0.77%, 03/10/17	24,500	24,531,507
0.90%, 11/15/16[c]	19,000	19,088,806
1.00%, 04/08/19	10,000	10,013,530
1.02%, 04/01/16	9,000	9,053,829
1.19%, 07/25/16	8,300	8,386,503
1.92%, 05/15/18[c]	13,000	13,491,777
Commonwealth Bank of Australia
0.43%, 06/03/16[b]	5,000	4,998,160
0.44%, 12/04/15[b]	10,000	10,004,080
0.51%, 01/29/15[b,c]	10,500	10,515,446
0.73%, 09/20/16[b]	30,375	30,548,715
1.03%, 09/18/15[b]	14,150	14,260,158
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.57%, 04/28/17	2,100	2,098,820
Credit Agricole SA
1.03%, 04/15/19[b]	12,500	12,593,300
1.39%, 04/15/16[b]	7,000	7,079,478
Credit Suisse/New York
0.72%, 05/26/17	9,870	9,891,902
DBS Group Holdings Ltd.
0.73%, 07/16/19[b]	5,000	4,997,485
Deutsche Bank AG London
0.83%, 02/13/17[c]	11,950	12,003,727
Deutsche Bank AG/London
0.70%, 05/30/17	10,000	10,013,890
Dexia Credit Local SA
0.52%, 11/13/15[b]	25,000	25,000,000
Fifth Third Bank
0.64%, 02/26/16 (Call 01/26/16)	6,000	6,012,204
Fifth Third Bank/Cincinnati
0.74%, 11/18/16 (Call 10/18/16)	1,000	1,003,889
Goldman Sachs Group Inc. (The)
0.68%, 03/22/16	34,465	34,466,999
0.73%, 01/12/15	6,000	6,005,556
0.83%, 09/29/14	7,960	7,966,026
1.23%, 11/21/14	10,700	10,730,912
1.32%, 11/15/18	22,350	22,714,975
1.44%, 04/30/18	45,000	45,862,335
Series B
0.63%, 07/22/15	17,925	17,934,948
HSBC Bank PLC
0.86%, 05/15/18[b]	3,500	3,531,357
HSBC USA Inc.
1.11%, 09/24/18	10,000	10,117,940
ING Bank NV
1.18%, 03/07/16[b]	13,250	13,365,593
1.87%, 09/25/15[b]	11,500	11,678,250
J.P. Morgan Chase & Co.
0.68%, 04/23/15	17,900	17,936,158
0.74%, 02/15/17	32,000	32,128,352
0.85%, 02/26/16	35,950	36,140,643

Security	Principal (000s)	Value

0.87%, 01/28/19[c]	$18,000	$18,118,980
0.89%, 10/15/15[c]	12,900	12,968,151
1.13%, 01/25/18	43,862	44,574,889
1.28%, 03/20/15	5,600	5,633,488
J.P. Morgan Chase Bank N.A.
0.49%, 07/30/15	13,000	13,023,036
KfW
0.14%, 10/30/14	10,000	9,999,840
0.17%, 10/30/15	5,000	4,999,025
0.20%, 01/23/15	19,500	19,501,443
0.21%, 07/09/15	5,000	5,000,945
0.30%, 03/13/15	19,500	19,508,365
Kookmin Bank
1.48%, 10/11/16[b]	8,000	8,115,880
Korea Development Bank (The)
0.86%, 01/22/17	12,000	12,013,308
Landwirtschaftliche Rentenbank
0.43%, 03/15/16[b]	6,000	6,014,928
Macquarie Bank Ltd.
0.67%, 06/15/16[b]	5,455	5,453,931
Manufacturers & Traders Trust Co.
0.53%, 03/07/16	6,000	5,990,688
0.53%, 07/25/17	3,500	3,497,869
Mizuho Bank Ltd.
0.66%, 04/16/17[b]	5,000	5,003,920
Morgan Stanley
0.68%, 10/18/16	28,600	28,646,132
0.71%, 10/15/15	14,254	14,289,051
0.97%, 07/23/19	5,000	5,002,325
1.08%, 01/24/19	11,332	11,456,165
1.48%, 02/25/16	12,000	12,176,808
1.51%, 04/25/18[c]	14,031	14,391,976
MUFG Union Bank N.A.
0.98%, 09/26/16	7,000	7,070,133
National Australia Bank Ltd.
0.43%, 10/02/14[b]	2,900	2,901,015
0.43%, 05/28/15[b]	2,400	2,403,362
0.53%, 01/22/15[b]	16,100	16,124,488
0.60%, 03/17/17[b]	3,000	3,006,981
0.66%, 12/02/16[b,c]	7,000	7,024,255
0.78%, 07/25/16	21,100	21,225,144
1.35%, 08/07/15[c]	14,100	14,252,844
National City Bank
0.60%, 06/07/17	6,550	6,539,317
Nederlandse Waterschapsbank NV
0.29%, 10/27/14[b]	33,000	33,000,000
0.31%, 11/04/15[b]	12,000	12,005,976
0.43%, 10/18/16[b,c]	28,765	28,815,511
Nordea Bank AB
0.68%, 05/13/16[b]	13,000	13,062,088
PNC Bank N.A.
0.55%, 04/29/16 (Call 04/29/15)[d]	9,000	9,003,960
Rabobank Nederland
0.71%, 03/18/16	23,600	23,729,847
Royal Bank of Canada
0.44%, 04/29/15	13,332	13,352,491
0.46%, 01/06/15	12,750	12,763,719
0.56%, 01/23/17	28,000	28,075,572
0.60%, 03/08/16	17,675	17,742,306
0.69%, 09/09/16	12,000	12,062,748
0.76%, 03/15/19	9,250	9,304,510
0.94%, 10/30/14	15,100	15,123,163

79

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

Royal Bank of Scotland Group PLC
1.17%, 03/31/17	$4,000	$4,027,164
Shinhan Bank
0.88%, 04/08/17[e]	5,000	5,014,465
Sumitomo Mitsui Banking Corp.
0.55%, 07/11/17	3,000	3,002,568
0.66%, 01/10/17	10,000	10,021,720
0.90%, 07/19/16	7,000	7,048,062
Sumitomo Mitsui Trust Bank Ltd.
1.01%, 09/16/16[b]	8,750	8,808,809
Suncorp-Metway Ltd.
0.93%, 03/28/17[b]	8,000	7,999,888
SunTrust Bank
0.52%, 08/24/15	1,000	998,865
SunTrust Banks Inc.
0.66%, 02/15/17 (Call 01/15/17)	5,000	5,005,020
Svenska Handelsbanken AB
0.68%, 03/21/16[c]	14,465	14,538,482
0.70%, 09/23/16	15,250	15,334,287
Toronto-Dominion Bank (The)
0.40%, 05/01/15	33,500	33,539,630
0.40%, 07/13/16	7,500	7,496,963
0.42%, 11/06/15	17,000	17,027,625
0.46%, 05/02/17	14,000	14,003,808
0.67%, 07/02/19	4,000	4,007,668
0.69%, 09/09/16	29,450	29,610,149
Series 1
0.79%, 04/30/18	7,000	7,057,568
U.S. Bancorp
0.71%, 11/15/18 (Call 10/15/18)[c]	10,000	10,080,300
US Bank N.A.
0.35%, 04/22/16 (Call 03/22/16)	27,000	26,997,462
0.47%, 01/30/17 (Call 12/30/16)[c]	6,000	6,002,742
0.51%, 10/14/14	3,600	3,601,915
Wachovia Corp./Wells Fargo & Co.
0.50%, 06/15/17	26,900	26,863,066
0.58%, 10/28/15	6,250	6,252,075
0.60%, 10/15/16	27,560	27,515,435
Wells Fargo & Co.
0.44%, 10/28/15	17,900	17,924,648
0.53%, 06/02/17	2,000	2,000,546
0.69%, 04/22/19	6,000	6,013,800
0.76%, 07/20/16	18,450	18,562,766
0.86%, 04/23/18	24,590	24,808,802
1.15%, 06/26/15	8,000	8,062,472
Wells Fargo Bank N.A.
0.38%, 06/02/16	19,740	19,739,822
0.44%, 05/16/16	10,200	10,184,445
0.51%, 07/20/15	8,000	8,018,296
0.56%, 03/15/16	3,375	3,376,968
0.60%, 11/03/14	14,000	14,005,474
Westpac Banking Corp.
0.56%, 05/19/17	10,000	10,005,490
0.66%, 11/25/16	18,750	18,810,019
0.98%, 07/30/18	4,000	4,048,932
0.99%, 09/25/15	13,100	13,204,381

		2,139,840,566

BEVERAGES — 1.23%
Anheuser-Busch InBev Finance Inc.
0.43%, 01/27/17	6,000	6,007,410
0.63%, 02/01/19	4,450	4,451,976

Security	Principal (000s)	Value

Coca-Cola Co. (The)
0.21%, 03/05/15	$4,000	$3,999,204
0.33%, 11/01/16	5,400	5,404,817
PepsiCo Inc.
0.44%, 07/30/15[c]	11,400	11,421,033
0.44%, 02/26/16	9,200	9,215,842
SABMiller Holdings Inc.
0.92%, 08/01/18[b]	7,000	7,038,479

		47,538,761

BIOTECHNOLOGY — 0.50%
Amgen Inc.
0.61%, 05/22/17	10,000	10,013,820
0.83%, 05/22/19	9,250	9,293,512

		19,307,332

CHEMICALS — 0.16%
Monsanto Co.
0.42%, 11/07/16	6,000	6,005,388

		6,005,388

COMPUTERS — 2.72%
Apple Inc.
0.27%, 05/03/16[c]	12,400	12,400,000
0.29%, 05/05/17	10,000	10,000,000
0.47%, 05/03/18	22,300	22,308,273
0.52%, 05/06/19	13,000	12,981,722
Hewlett-Packard Co.
1.17%, 01/14/19	10,000	10,078,120
1.78%, 09/19/14	5,000	5,008,815
IBM International Business Machines Corp.
0.26%, 07/29/15	8,650	8,652,552
International Business Machines Corp.
0.20%, 02/04/15	19,100	19,100,076
0.59%, 02/12/19	5,000	5,029,035

		105,558,593

COSMETICS & PERSONAL CARE — 0.27%
Procter & Gamble Co. (The)
0.30%, 11/04/16	10,400	10,400,000

		10,400,000

DIVERSIFIED FINANCIAL SERVICES — 6.78%
American Express Co.
0.82%, 05/22/18	10,700	10,776,869
American Express Credit Corp.
0.50%, 06/05/17	3,000	3,002,757
0.74%, 07/29/16	7,000	7,043,169
0.78%, 03/18/19	12,000	12,070,788
1.33%, 06/12/15	12,500	12,607,175
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
0.62%, 11/21/16	22,500	22,479,525
Caisse Centrale Desjardins
0.51%, 10/29/15[b]	2,500	2,503,387
Ford Motor Credit Co. LLC
0.80%, 12/06/17	7,000	7,013,608
1.01%, 01/17/17	5,000	5,033,960
1.47%, 05/09/16	8,000	8,111,968

80

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

Series 1
1.06%, 03/12/19	$5,000	$5,017,980
General Electric Capital Corp.
0.39%, 02/15/17[c]	240	240,436
0.42%, 05/11/16[c]	8,792	8,789,301
0.43%, 01/08/16[c]	7,500	7,504,927
0.46%, 01/14/16[c]	10,000	10,010,080
0.49%, 08/07/18[c]	2,000	1,992,116
0.50%, 05/15/17 (Call 04/13/17)	6,000	6,001,620
0.61%, 01/09/15	7,500	7,513,140
0.61%, 07/10/15	8,000	8,024,984
0.74%, 01/14/19[c]	10,000	10,061,320
0.83%, 12/11/15	16,200	16,297,103
0.83%, 01/08/16	14,450	14,542,090
0.88%, 07/12/16	18,500	18,661,468
0.94%, 04/02/18	3,000	3,039,252
1.09%, 05/09/16	1,750	1,771,182
1.26%, 07/02/15[c]	8,500	8,576,500
Series A
0.49%, 09/15/14	21,200	21,201,187
HSBC Finance Corp.
0.66%, 06/01/16	15,750	15,753,418
Nomura Holdings Inc.
1.68%, 09/13/16	7,000	7,111,097

		262,752,407

ELECTRIC — 0.34%
Electricite de France SA
0.69%, 01/20/17[b,c]	10,000	10,027,210
Georgia Power Co.
0.55%, 03/15/16 (Call 09/02/14)	3,000	2,997,732

		13,024,942

ELECTRONICS — 0.29%
Honeywell International Inc.
0.28%, 11/17/15[c]	11,100	11,105,639

		11,105,639

FOOD — 0.64%
Campbell Soup Co.
0.53%, 08/01/14	4,300	4,300,000
ConAgra Foods Inc.
0.60%, 07/21/16	5,000	4,997,955
General Mills Inc.
0.44%, 01/28/16	5,000	5,002,960
0.53%, 01/29/16	1,500	1,502,882
Kellogg Co.
0.45%, 02/13/15	2,000	2,001,278
Kroger Co. (The)
0.76%, 10/17/16	7,000	7,015,281

		24,820,356

HEALTH CARE — PRODUCTS — 0.08%
Baxter International Inc.
0.40%, 12/11/14	2,950	2,951,330

		2,951,330

Security	Principal (000s)	Value

HOUSEHOLD PRODUCTS & WARES — 0.13%
Kimberly-Clark Corp.
0.28%, 05/19/16[c]	$5,000	$5,001,765

		5,001,765

INSURANCE — 2.31%
Berkshire Hathaway Finance Corp.
0.38%, 01/10/17	10,000	10,007,270
Berkshire Hathaway Inc.
0.92%, 08/15/14	8,703	8,702,887
Jackson National Life Global Funding
0.58%, 09/30/15[b]	5,750	5,767,865
MetLife Global Funding I
0.61%, 04/10/17[b]	3,950	3,958,338
0.76%, 07/15/16[b,c]	3,000	3,021,090
MetLife Inc.
0.60%, 01/06/15[b]	12,500	12,520,988
Metropolitan Life Global Funding I
0.36%, 06/23/16[b]	10,000	9,996,110
New York Life Global Funding
0.27%, 09/19/14[b]	13,450	13,451,816
0.58%, 05/23/16[b]	4,500	4,519,575
Principal Life Global Funding II
0.39%, 09/19/14[b]	4,600	4,600,846
0.60%, 05/27/16[b]	3,000	3,013,059
Prudential Financial Inc.
1.00%, 08/15/18	10,000	10,051,430

		89,611,274

INTERNET — 0.26% eBay Inc.
0.72%, 08/01/19	10,000	10,009,590

		10,009,590

IRON & STEEL — 0.10%
Glencore Funding LLC
1.39%, 05/27/16[b]	4,000	4,022,976

		4,022,976

MACHINERY — 1.61%
Caterpillar Financial Services Corp.
0.33%, 11/19/14	5,700	5,702,303
0.38%, 08/27/14	1,000	1,000,227
0.47%, 02/26/16[c]	12,250	12,277,036
0.57%, 02/09/15	7,500	7,514,602
John Deere Capital Corp.
0.30%, 01/12/15	11,195	11,199,366
0.33%, 10/08/14	500	500,167
0.33%, 02/25/16	2,750	2,749,128
0.35%, 06/15/15	9,430	9,439,364
0.35%, 12/10/15	5,000	5,001,350
0.52%, 10/11/16	4,500	4,514,760
0.76%, 09/22/14	2,500	2,502,155

		62,400,458

81

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

MANUFACTURING — 0.13%
Tyco Electronics Group SA
1.00%, 01/29/16	$5,000	$5,001,165

		5,001,165

MEDIA — 0.78%
NBCUniversal Enterprise Inc.
0.77%, 04/15/16[b]	13,000	13,065,923
0.92%, 04/15/18[b]	5,700	5,761,674
Walt Disney Co. (The)
0.21%, 02/11/15	11,350	11,351,328

		30,178,925

MINING — 0.45%
BHP Billiton Finance (USA) Ltd.
0.48%, 09/30/16	11,400	11,409,952
Rio Tinto Finance (USA) PLC
1.07%, 06/17/16	6,000	6,049,170

		17,459,122

OIL & GAS — 4.79%
BP Capital Markets PLC
0.55%, 11/06/15	5,400	5,416,195
0.64%, 11/07/16	5,000	5,022,425
0.73%, 05/10/18	3,400	3,413,916
0.86%, 09/26/18	12,400	12,511,575
Canadian Natural Resources Ltd.
0.61%, 03/30/16	7,000	7,021,273
Devon Energy Corp.
0.77%, 12/15/16	9,750	9,793,417
Exxon Mobil Corp.
0.27%, 03/15/17	5,000	5,002,545
0.38%, 03/15/19	6,000	5,999,934
Petrobras Global Finance BV
1.85%, 05/20/16[c]	8,000	8,020,720
2.37%, 01/15/19	13,981	13,939,057
2.59%, 03/17/17	24,400	24,674,500
Petroleos Mexicanos
2.25%, 07/18/18[c]	8,000	8,360,000
Shell International Finance BV
0.29%, 11/10/15	3,000	3,001,515
0.43%, 11/15/16[c]	20,802	20,849,179
Sinopec Group Overseas Development 2014 Ltd.
1.01%, 04/10/17[b]	5,000	5,003,880
1.15%, 04/10/19[b]	5,000	5,011,300
Statoil ASA
0.51%, 05/15/18	8,000	8,003,080
0.68%, 11/08/18	10,750	10,817,822
Total Capital Canada Ltd.
0.61%, 01/15/16	17,550	17,638,118
Total Capital International SA
0.79%, 08/10/18	6,000	6,061,926

		185,562,377

Security	Principal (000s)	Value

OIL & GAS SERVICES — 0.08%
Schlumberger Investment SA
0.78%, 09/12/14[b]	$2,950	$2,951,850

		2,951,850

PHARMACEUTICALS — 1.00%
AbbVie Inc.
0.98%, 11/06/15	3,200	3,224,787
Johnson & Johnson
0.30%, 11/28/16	2,750	2,752,538
Merck & Co. Inc.
0.42%, 05/18/16	7,200	7,219,030
0.59%, 05/18/18	11,500	11,538,939
Pfizer Inc.
0.37%, 05/15/17	4,000	4,001,084
0.53%, 06/15/18	10,000	10,019,430

		38,755,808

PIPELINES — 0.19%
Enbridge Inc.
0.68%, 06/02/17	5,420	5,430,574
TransCanada PipeLines Ltd.
0.91%, 06/30/16	2,000	2,017,900

		7,448,474

SOFTWARE — 0.21%
Oracle Corp.
0.43%, 07/07/17	7,000	7,008,022
0.81%, 01/15/19	1,000	1,008,822

		8,016,844

TELECOMMUNICATIONS — 3.79%
America Movil SAB de CV
1.23%, 09/12/16	12,349	12,454,559
AT&T Inc.
0.61%, 02/12/16	21,375	21,431,836
0.90%, 03/11/19[c]	6,500	6,558,786
1.14%, 11/27/18	1,840	1,873,545
Cisco Systems Inc.
0.51%, 03/03/17[c]	12,000	12,046,068
0.73%, 03/01/19	11,000	11,089,243
Verizon Communications Inc.
0.43%, 03/06/15[b]	5,500	5,501,810
0.63%, 06/09/17	7,500	7,512,615
1.00%, 06/17/19	10,000	10,138,460
1.76%, 09/15/16	28,100	28,842,767
1.98%, 09/14/18	20,000	21,027,640
Vodafone Group PLC
0.61%, 02/19/16	8,200	8,219,656

		146,696,985

TRANSPORTATION — 0.08%
Canadian National Railway Co.
0.42%, 11/06/15	250	250,063

82

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

Network Rail Infrastructure Finance PLC
0.23%, 02/13/17[b]	$3,000	$2,998,485

		3,248,548

TOTAL CORPORATE BONDS & NOTES (Cost: $3,429,406,483)		3,440,504,095

FOREIGN GOVERNMENT OBLIGATIONS[a,f] — 10.17%

CANADA — 0.48%
Province of Ontario Canada
0.27%, 08/13/15	16,100	16,104,991
0.38%, 04/01/15	2,500	2,502,270

		18,607,261

JAPAN — 0.12%
Japan Bank for International Cooperation
0.58%, 11/13/18	4,500	4,501,899

		4,501,899

NORWAY — 2.60%
Kommunalbanken AS
0.26%, 01/26/15[b]	11,600	11,599,466
0.31%, 03/18/16[b]	10,300	10,303,832
0.35%, 05/02/19[b]	10,000	9,990,610
0.37%, 10/31/16[b]	11,500	11,507,682
0.41%, 02/20/18[b]	18,200	18,225,498
0.43%, 04/01/15[b]	6,500	6,507,885
0.61%, 03/27/17[b]	32,500	32,724,672

		100,859,645

SOUTH KOREA — 0.48%
Export-Import Bank of Korea (The)
0.98%, 01/14/17	18,450	18,570,497

		18,570,497

SUPRANATIONAL — 4.80%
African Development Bank
0.55%, 08/04/14	7,990	7,990,000
Asian Development Bank
0.16%, 05/29/15	19,000	18,993,806
0.16%, 05/13/16	5,000	4,998,245
0.23%, 06/25/19	7,000	6,999,935
0.25%, 02/28/18	5,000	4,996,420
Inter-American Development Bank
0.16%, 07/29/15	12,800	12,803,802
0.19%, 02/11/16	29,000	28,999,913
0.21%, 10/15/15	9,600	9,609,869
0.22%, 12/12/16	9,000	9,006,147
0.26%, 09/12/18	7,000	7,000,077
International Bank for Reconstruction and Development
0.15%, 01/14/15	27,400	27,407,781
0.16%, 08/07/15	5,000	5,001,995
International Finance Corp.
0.15%, 01/28/15	4,658	4,656,570
0.15%, 08/27/15	10,000	10,004,020
0.17%, 08/01/16	15,000	14,991,075

Security	Principal or Shares (000s)	Value

International Finance Facility for Immunisation
0.42%, 07/05/16[b]	$10,000	$10,002,040
Inter–American Development Bank
0.17%, 06/12/17	2,500	2,497,865

		185,959,560

SWEDEN — 1.69%
Kommuninvest I Sverige AB
0.22%, 09/12/14[b]	10,000	10,000,700
0.23%, 06/22/15[b]	12,400	12,400,074
0.25%, 03/26/15[b]	7,500	7,498,995
Svensk Exportkredit AB
0.41%, 06/12/17	17,000	17,053,601
0.53%, 01/23/17	15,500	15,589,621
0.98%, 08/14/14	3,100	3,100,744

		65,643,735

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $394,032,285)		394,142,597

SHORT-TERM INVESTMENTS — 3.38%

MONEY MARKET FUNDS — 3.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,g,h]	69,019	69,019,427
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,g,h]	7,198	7,197,736
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,g]	54,546	54,546,007

		130,763,170

TOTAL SHORT-TERM INVESTMENTS (Cost: $130,763,170)		130,763,170

TOTAL INVESTMENTS IN SECURITIES — 102.37% (Cost: $3,954,201,938)		3,965,409,862
Other Assets, Less Liabilities — (2.37)%		(91,718,317)

NET ASSETS — 100.00%		$3,873,691,545

[a]	Variable rate security. Rate shown is as of report date.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

83

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

July 31, 2014

Security	Principal (000s)		Value

FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES — 63.95%

AUSTRALIA — 0.97%
Australia Government Bond
2.00%, 08/21/35[a]	AUD	20	$20,641
2.50%, 09/20/30[a]	AUD	10	11,960
3.00%, 09/20/25[a]	AUD	56	70,704
4.00%, 08/20/15	AUD	5	8,289
4.00%, 08/20/20	AUD	80	140,749

			252,343

BRAZIL — 9.46%
Brazil Notas do Tesouro Nacional Serie B
5.81%, 05/15/15	BRL	469	514,524
5.81%, 05/15/17	BRL	100	110,401
5.81%, 05/15/35	BRL	254	274,201
6.01%, 08/15/14	BRL	16	17,294
6.01%, 08/15/16	BRL	100	110,086
6.01%, 08/15/18	BRL	270	296,451
6.01%, 08/15/20	BRL	306	335,079
6.01%, 08/15/22	BRL	106	115,549
6.01%, 08/15/40	BRL	481	516,579
6.01%, 08/15/50	BRL	170	181,950

			2,472,114

CANADA — 1.93%
Canadian Government Bond
1.50%, 12/01/44	CAD	22	24,296
2.00%, 12/01/41	CAD	173	213,563
4.00%, 12/01/31	CAD	28	40,596
4.25%, 12/01/26	CAD	166	225,755

			504,210

CHILE — 1.18%
Bonos de la Tesoreria de la Republica
4.48%, 10/15/23	CLP	120,311	260,801
Bonos del Banco Central de Chile en UF
2.99%, 05/01/28	CLP	24,062	47,255

			308,056

COLOMBIA — 0.65%
Colombian TES
3.50%, 03/10/21	COP	320,108	171,107

			171,107

DENMARK — 0.14%
Denmark I/L Government Bond
0.10%, 11/15/23	DKK	207	37,728

			37,728

FRANCE — 8.97%
France Government Bond OAT

Security	Principal (000s)		Value

0.10%, 07/25/21	EUR	1	$1,400
0.25%, 07/25/18	EUR	1	1,440
0.25%, 07/25/24	EUR	20	28,068
1.00%, 07/25/17	EUR	1	1,588
1.10%, 07/25/22	EUR	413	615,008
1.30%, 07/25/19	EUR	11	15,669
1.60%, 07/25/15	EUR	60	81,788
1.80%, 07/25/40	EUR	17	29,967
1.85%, 07/25/27	EUR	1	1,742
2.10%, 07/25/23	EUR	108	175,264
2.25%, 07/25/20	EUR	61	95,475
3.15%, 07/25/32	EUR	311	613,532
3.40%, 07/25/29	EUR	56	109,687
French Treasury Note BTAN
0.45%, 07/25/16	EUR	422	574,216

			2,344,844

GERMANY — 2.79%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.75%, 04/15/18	EUR	133	186,060
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 04/15/23	EUR	80	111,163
1.50%, 04/15/16	EUR	79	108,427
1.75%, 04/15/20	EUR	214	324,618

			730,268

ISRAEL — 1.89%
Israel Government Bond — CPI Linked
2.75%, 09/30/22	ILS	200	71,496
2.75%, 08/30/41	ILS	50	19,013
3.50%, 04/30/18	ILS	578	226,167
4.00%, 05/30/36	ILS	272	136,732
Israel Government Bond — Galil
5.00%, 04/30/15	ILS	100	40,374

			493,782

ITALY — 6.64%
Italy Buoni Poliennali Del Tesoro
2.10%, 09/15/17[a]	EUR	495	697,390
2.10%, 09/15/21[a]	EUR	76	109,914
2.15%, 09/15/14[a]	EUR	59	78,503
2.35%, 09/15/19[a]	EUR	232	338,144
2.35%, 09/15/24[b]	EUR	25	36,444
2.35%, 09/15/35[a]	EUR	164	230,475
2.55%, 09/15/41[a]	EUR	60	82,944
3.10%, 09/15/26[a]	EUR	105	162,093

			1,735,907

JAPAN — 0.82%
Japanese Government CPI Linked Bond
0.10%, 09/10/23	JPY	930	9,799
1.00%, 06/10/16	JPY	1,139	12,017
1.10%, 09/10/16	JPY	8,858	94,360
1.20%, 12/10/17	JPY	8,952	98,368

			214,544

MEXICO — 2.47%
Mexican Udibonos

84

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

July 31, 2014

Security	Principal (000s)		Value

2.50%, 12/10/20	MXN	3,099	$243,124
4.00%, 11/15/40	MXN	1,889	159,166
4.50%, 12/18/14	MXN	1,285	99,382
4.50%, 12/04/25	MXN	463	42,081
4.50%, 11/22/35	MXN	848	76,541
United Mexican States
4.00%, 11/08/46	MXN	296	25,098

			645,392
NEW ZEALAND — 0.25%
New Zealand Government Bond
2.00%, 09/20/25	NZD	32	26,708
3.00%, 09/20/30	NZD	25	22,357
4.50%, 02/15/16	NZD	12	15,850

			64,915
POLAND — 0.10%
Poland Government Bond
2.75%, 08/25/23	PLN	47	16,129
3.00%, 08/24/16	PLN	33	11,077

			27,206
SOUTH AFRICA — 0.95%
South Africa Government Bond — CPI Linked
2.50%, 01/31/17	ZAR	28	2,660
2.60%, 03/31/28	ZAR	116	11,675
3.45%, 12/07/33	ZAR	1,064	122,697
5.50%, 12/07/23	ZAR	904	110,710

			247,742
SOUTH KOREA — 0.28%
Inflation Linked Korea Treasury Bond
2.75%, 06/10/20	KRW	69,528	73,755

			73,755
SPAIN — 0.13%
Spain Government Inflation Linked Bond
1.80%, 11/30/24[b]	EUR	25	35,245

			35,245
SWEDEN — 0.99%
Sweden Inflation Linked Bond
0.25%, 06/01/22	SEK	120	17,979
1.00%, 06/01/25	SEK	25	3,912
3.50%, 12/01/15	SEK	600	112,125
3.50%, 12/01/28	SEK	485	124,160

			258,176
THAILAND — 0.12%
Thailand Government Bond
1.20%, 07/14/21[a]	THB	1,078	32,561

			32,561
TURKEY — 1.73%
Turkey Government Bond

Security	Principal (000s)		Value

1.00%, 05/03/23	TRY	55	$23,872
2.00%, 10/26/22	TRY	196	91,730
2.80%, 11/08/23	TRY	22	10,821
3.00%, 07/21/21	TRY	63	31,552
3.00%, 02/23/22	TRY	66	33,091
3.00%, 08/02/23	TRY	55	27,742
4.00%, 04/01/20	TRY	184	95,699
7.00%, 10/01/14	TRY	295	137,436

			451,943
UNITED KINGDOM — 21.49%
United Kingdom Gilt Inflation Linked
0.13%, 11/22/19[a]	GBP	164	290,851
0.13%, 03/22/24[a]	GBP	267	467,179
0.13%, 03/22/29[a]	GBP	1	1,876
0.13%, 03/22/44[a]	GBP	168	299,280
0.13%, 03/22/68[a]	GBP	58	110,969
0.25%, 03/22/52[a]	GBP	12	22,056
0.38%, 03/22/62[a]	GBP	114	238,115
0.50%, 03/22/50[a]	GBP	168	344,412
0.63%, 03/22/40[a]	GBP	181	362,833
0.63%, 11/22/42[a]	GBP	96	196,590
0.75%, 03/22/34[a]	GBP	150	293,559
0.75%, 11/22/47[a]	GBP	41	88,000
1.13%, 11/22/37[a]	GBP	123	267,591
1.25%, 11/22/17[a]	GBP	238	435,188
1.25%, 11/22/27[a]	GBP	225	450,921
1.25%, 11/22/32[a]	GBP	140	296,964
1.25%, 11/22/55[a]	GBP	154	407,525
1.88%, 11/22/22[a]	GBP	134	272,214
2.00%, 01/26/35[a]	GBP	19	65,559
2.50%, 07/26/16[a]	GBP	21	119,084
2.50%, 04/16/20[a]	GBP	1	6,104
2.50%, 07/17/24[a]	GBP	14	77,749
4.13%, 07/22/30[a]	GBP	95	502,857

			5,617,476

TOTAL FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES
(Cost: $16,792,291)			16,719,314

U.S. GOVERNMENT OBLIGATIONS — 34.06%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/18	USD	456	466,834
0.13%, 07/15/22	USD	257	257,507
0.13%, 01/15/23[c]	USD	598	593,423
0.38%, 07/15/23	USD	460	467,359
0.63%, 01/15/24	USD	160	165,234
0.63%, 02/15/43[c]	USD	145	133,079
0.75%, 02/15/42	USD	253	240,455
1.13%, 01/15/21	USD	1,336	1,436,141
1.38%, 07/15/18	USD	295	318,780
1.38%, 01/15/20	USD	259	281,162
1.38%, 02/15/44	USD	128	141,836
1.63%, 01/15/18[c]	USD	864	933,265
2.00%, 01/15/16	USD	1,000	1,047,004
2.00%, 01/15/26	USD	511	600,683
2.13%, 02/15/41[c]	USD	376	486,138
2.38%, 01/15/27	USD	59	72,340
3.88%, 04/15/29	USD	864	1,264,649

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $8,779,744)			8,905,889

85

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

July 31, 2014

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 7.59%

MONEY MARKET FUNDS — 7.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	1,680	$1,680,263
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	175	175,227
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	130	129,827

		1,985,317

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,985,317)		1,985,317

TOTAL INVESTMENTS IN SECURITIES — 105.60% (Cost: $27,557,352)		27,610,520
Other Assets, Less Liabilities — (5.60)%		(1,465,182)

NET ASSETS — 100.00%		$26,145,338

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

86

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® DEC 2016 CORPORATE ETF

July 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.33%

AEROSPACE & DEFENSE — 1.56%
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	$100	$102,708
L-3 Communications Corp.
3.95%, 11/15/16	50	53,027

		155,735
AGRICULTURE — 1.03%
Philip Morris International Inc.
2.50%, 05/16/16	100	103,185

		103,185
AUTO MANUFACTURERS — 1.54%
Toyota Motor Credit Corp.
2.00%, 09/15/16	150	153,531

		153,531
BANKS — 29.44%
Bank of America Corp.
3.63%, 03/17/16	300	312,890
Bank of Nova Scotia
1.38%, 07/15/16	200	202,001
BNP Paribas SA
1.25%, 12/12/16	125	124,745
Branch Banking & Trust Co.
1.45%, 10/03/16 (Call 09/03/16)	100	100,912
Capital One Financial Corp.
3.15%, 07/15/16	100	103,939
Citigroup Inc.
3.95%, 06/15/16	250	263,046
Fifth Third Bancorp
3.63%, 01/25/16	150	156,105
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	325	337,920
J.P. Morgan Chase & Co.
3.45%, 03/01/16	350	364,010
Morgan Stanley
3.80%, 04/29/16	200	209,523
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[a]	100	103,528
Royal Bank of Canada
2.30%, 07/20/16[b]	200	205,541
Toronto-Dominion Bank (The)
2.38%, 10/19/16[b]	150	154,751
Wells Fargo & Co.
1.25%, 07/20/16	300	302,292

		2,941,203
BEVERAGES — 5.08%
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16	100	100,263

Security	Principal (000s)	Value

Coca-Cola Co. (The)
1.80%, 09/01/16	$150	$153,099
Diageo Capital PLC
0.63%, 04/29/16	100	99,805
PepsiCo Inc.
2.50%, 05/10/16	150	154,733

		507,900
CHEMICALS — 1.80%
Ecolab Inc.
3.00%, 12/08/16	100	104,381
Praxair Inc.
0.75%, 02/21/16	75	75,165

		179,546
COMMERCIAL SERVICES — 0.55%
Western Union Co. (The)
5.93%, 10/01/16	50	54,638

		54,638
COMPUTERS — 3.09%
Hewlett-Packard Co.
3.00%, 09/15/16	100	103,871
International Business Machines Corp.
2.00%, 01/05/16	200	204,298

		308,169
COSMETICS & PERSONAL CARE — 0.76%
Procter & Gamble Co. (The)
1.45%, 08/15/16	75	76,125

		76,125
DIVERSIFIED FINANCIAL SERVICES — 10.78%
American Express Credit Corp.
2.80%, 09/19/16	200	207,760
Countrywide Financial Corp.
6.25%, 05/15/16	100	108,745
Credit Suisse (USA) Inc.
5.38%, 03/02/16	75	79,968
Ford Motor Credit Co. LLC
4.21%, 04/15/16	200	210,406
General Electric Capital Corp.
2.95%, 05/09/16	200	207,882
HSBC Finance Corp.
5.50%, 01/19/16	100	106,554
International Lease Finance Corp.
6.75%, 09/01/16[b]	50	54,750
Nomura Holdings Inc.
2.00%, 09/13/16	100	101,188

		1,077,253
ELECTRIC — 2.92%
Dayton Power & Light Co. (The)
1.88%, 09/15/16	35	35,267
Dominion Gas Holdings LLC
1.05%, 11/01/16[b]	100	99,871

87

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2016 CORPORATE ETF

July 31, 2014

Security	Principal (000s)	Value

Duke Energy Corp.
2.15%, 11/15/16	$125	$128,222
Enersis SA
7.40%, 12/01/16	25	28,345

		291,705
ELECTRONICS — 1.04%
Thermo Fisher Scientific Inc.
3.20%, 03/01/16[b]	100	103,643

		103,643
FOOD — 0.79%
Mondelez International Inc.
4.13%, 02/09/16	75	78,663

		78,663
HEALTH CARE — SERVICES — 1.30%
Ventas Realty LP
1.55%, 09/26/16	50	50,415
WellPoint Inc.
5.25%, 01/15/16	75	79,811

		130,226
INSURANCE — 2.11%
Berkshire Hathaway Finance Corp.
0.95%, 08/15/16	100	100,388
MetLife Inc.
6.75%, 06/01/16	100	110,499

		210,887
MACHINERY — 2.29%
Caterpillar Financial Services Corp.
2.05%, 08/01/16	125	128,074
John Deere Capital Corp.
0.75%, 01/22/16	100	100,326

		228,400
MANUFACTURING — 0.76%
3M Co.
1.38%, 09/29/16	75	76,071

		76,071
MEDIA — 3.01%
Comcast Corp.
5.90%, 03/15/16	150	162,564
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	35	36,428
Walt Disney Co. (The)
1.35%, 08/16/16	100	101,279

		300,271

Security	Principal (000s)	Value

MINING — 1.26%
Rio Tinto Finance (USA) PLC
1.38%, 06/17/16	$125	$126,108

		126,108
OFFICE & BUSINESS EQUIPMENT — 0.54%
Xerox Corp.
6.40%, 03/15/16	50	54,335

		54,335
OIL & GAS — 5.00%
Anadarko Petroleum Corp.
5.95%, 09/15/16	75	82,579
BP Capital Markets PLC
3.20%, 03/11/16	100	104,067
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	75	82,794
Devon Energy Corp.
1.20%, 12/15/16	75	75,073
Total Capital International SA
1.00%, 08/12/16	100	100,426
Transocean Inc.
5.05%, 12/15/16	50	54,050

		498,989
PHARMACEUTICALS — 5.59%
Express Scripts Holding Co.
3.13%, 05/15/16	125	129,792
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	100	100,068
Johnson & Johnson
0.70%, 11/28/16	75	74,986
Merck & Co. Inc.
0.70%, 05/18/16	100	100,164
Mylan Inc.
1.35%, 11/29/16	50	50,048
Sanofi
2.63%, 03/29/16[b]	100	103,295

		558,353
PIPELINES — 2.56%
Enterprise Products Operating LLC
3.20%, 02/01/16	75	77,613
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	75	77,521
TransCanada PipeLines Ltd.
0.75%, 01/15/16	100	100,061

		255,195
REAL ESTATE INVESTMENT TRUSTS — 0.78%
HCP Inc.
3.75%, 02/01/16	75	78,169

		78,169

88

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2016 CORPORATE ETF

July 31, 2014

Security	Principal (000s)	Value

RETAIL — 3.12%
CVS Caremark Corp.
1.20%, 12/05/16	$50	$50,222
Home Depot Inc. (The)
5.40%, 03/01/16	150	161,061
Wal-Mart Stores Inc.
0.60%, 04/11/16	100	100,004

		311,287
SEMICONDUCTORS — 0.51%
Intel Corp.
1.95%, 10/01/16	50	51,202

		51,202
SOFTWARE — 1.07%
Oracle Corp.
5.25%, 01/15/16[b]	100	106,762

		106,762
TELECOMMUNICATIONS — 7.05%
AT&T Inc.
2.40%, 08/15/16	100	102,987
Cisco Systems Inc.
5.50%, 02/22/16	150	161,363
Deutsche Telekom International Finance BV
5.75%, 03/23/16	75	80,836
Telefonica Emisiones SAU
3.99%, 02/16/16	100	104,318
Verizon Communications Inc.
2.00%, 11/01/16	250	254,941

		704,445

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,753,379)		9,721,996

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.78%

MONEY MARKET FUNDS — 0.78%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	78	$78,349

		78,349

TOTAL SHORT-TERM INVESTMENTS
(Cost: $78,349)		78,349

TOTAL INVESTMENTS IN SECURITIES — 98.11%
(Cost: $9,831,728)		9,800,345
Other Assets, Less Liabilities — 1.89%		188,750

NET ASSETS — 100.00%		$9,989,095

[a]	Affiliated issuer. See Note 2.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

89

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® MAR 2016 CORPORATE ETF

July 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 76.02%

AEROSPACE & DEFENSE — 0.29%
United Technologies Corp.
4.88%, 05/01/15	$100	$103,319

		103,319
AGRICULTURE — 0.52%
Altria Group Inc.
4.13%, 09/11/15	100	103,775
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	75	78,473

		182,248
AUTO MANUFACTURERS — 0.94%
Toyota Motor Credit Corp.
2.80%, 01/11/16	75	77,449
3.20%, 06/17/15	250	256,397

		333,846
BANKS — 31.01%
Australia and New Zealand Banking Group Ltd.
0.90%, 02/12/16	250	251,073
Bank of America Corp.
3.63%, 03/17/16	525	547,558
3.70%, 09/01/15	200	206,291
4.50%, 04/01/15	150	153,910
Bank of Montreal
0.80%, 11/06/15	200	200,432
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	350	350,447
Bank of Nova Scotia
0.75%, 10/09/15	125	125,210
2.90%, 03/29/16	225	233,130
BB&T Corp.
3.20%, 03/15/16 (Call 02/16/16)	200	206,877
5.20%, 12/23/15	50	52,895
BBVA U.S. Senior SA Unipersonal
4.66%, 10/09/15	200	208,253
BNP Paribas SA
3.60%, 02/23/16	150	156,078
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	225	225,763
Capital One Financial Corp.
1.00%, 11/06/15	150	150,192
Citigroup Inc.
1.25%, 01/15/16	375	376,851
2.25%, 08/07/15	200	203,017
4.59%, 12/15/15	200	209,841
Deutsche Bank AG London
3.25%, 01/11/16	250	258,639
Fifth Third Bancorp
3.63%, 01/25/16	150	156,105
Goldman Sachs Group Inc. (The)
3.30%, 05/03/15	250	255,182

Security	Principal (000s)	Value

3.63%, 02/07/16	$450	$467,889
3.70%, 08/01/15	250	257,441
5.35%, 01/15/16	200	212,756
Intesa Sanpaolo SpA
3.13%, 01/15/16	400	410,327
J.P. Morgan Chase & Co.
1.10%, 10/15/15	250	250,814
2.60%, 01/15/16	250	256,286
3.45%, 03/01/16	450	468,013
5.25%, 05/01/15	175	180,802
Lloyds Bank PLC
4.88%, 01/21/16	100	105,940
Morgan Stanley
1.75%, 02/25/16	350	354,081
5.38%, 10/15/15	500	526,712
National Australia Bank Ltd.
1.60%, 08/07/15	250	253,021
Rabobank Nederland
2.13%, 10/13/15	150	152,716
Royal Bank of Canada
0.80%, 10/30/15	100	100,275
0.85%, 03/08/16	275	275,622
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	400	407,597
Sumitomo Mitsui Banking Corp.
0.90%, 01/18/16	250	249,971
U.S. Bancorp
3.44%, 02/01/16	225	232,791
Wells Fargo & Co.
1.50%, 07/01/15	500	505,129
Westpac Banking Corp.
0.95%, 01/12/16	200	200,984
3.00%, 12/09/15	550	567,732

		10,964,643
BEVERAGES — 1.50%
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	225	225,948
Coca-Cola HBC Finance BV
5.50%, 09/17/15	100	105,023
PepsiCo Inc.
0.70%, 08/13/15	200	200,602

		531,573
BIOTECHNOLOGY — 0.30%
Genentech Inc.
4.75%, 07/15/15	100	104,186

		104,186
CHEMICALS — 0.87%
Dow Chemical Co. (The)
2.50%, 02/15/16	105	107,630
Ecolab Inc.
1.00%, 08/09/15	200	200,594

		308,224
COMPUTERS — 0.80%
Hewlett-Packard Co.
2.13%, 09/13/15	105	106,652

90

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ETF

July 31, 2014

Security	Principal (000s)	Value

2.20%, 12/01/15	$75	$76,382
International Business Machines Corp.
0.75%, 05/11/15	100	100,402

		283,436
COSMETICS & PERSONAL CARE — 0.22%
Procter & Gamble Co. (The)
1.80%, 11/15/15	75	76,195

		76,195
DIVERSIFIED FINANCIAL SERVICES — 8.78%
American Express Credit Corp.
1.75%, 06/12/15	150	151,745
2.75%, 09/15/15	300	307,346
Credit Suisse (USA) Inc.
5.13%, 08/15/15	300	314,012
Ford Motor Credit Co. LLC
2.75%, 05/15/15	200	203,366
7.00%, 04/15/15	300	313,311
12.00%, 05/15/15	200	217,815
General Electric Capital Corp.
1.00%, 12/11/15	100	100,531
1.00%, 01/08/16	350	351,708
1.63%, 07/02/15	300	303,486
5.00%, 01/08/16	100	106,196
HSBC Finance Corp.
5.00%, 06/30/15	100	104,034
5.50%, 01/19/16[a]	300	319,661
Jefferies Group LLC
3.88%, 11/09/15	150	154,840
Nomura Holdings Inc.
4.13%, 01/19/16	150	156,565

		3,104,616
ELECTRIC — 3.05%
Dominion Resources Inc. Series C
5.15%, 07/15/15	300	312,963
Duke Energy Corp.
3.35%, 04/01/15	75	76,399
Exelon Corp.
4.90%, 06/15/15	150	155,442
Georgia Power Co. Series 12D
0.63%, 11/15/15	75	74,872
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	350	352,049
TECO Finance Inc.
4.00%, 03/15/16	100	104,702

		1,076,427
ELECTRONICS — 0.44%
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	150	155,464

		155,464

Security	Principal (000s)	Value

FOOD — 1.44%
ConAgra Foods Inc.
1.30%, 01/25/16	$100	$100,621
Kraft Foods Group Inc.
1.63%, 06/04/15[a]	150	151,368
Mondelez International Inc.
4.13%, 02/09/16	150	157,325
Sysco Corp.
0.55%, 06/12/15	100	100,228

		509,542
HEALTH CARE — PRODUCTS — 0.29%
Covidien International Finance SA
2.80%, 06/15/15	100	101,933

		101,933
HEALTH CARE — SERVICES — 1.16%
UnitedHealth Group Inc.
0.85%, 10/15/15	150	150,435
WellPoint Inc.
1.25%, 09/10/15	100	100,653
5.25%, 01/15/16	150	159,622

		410,710
HOUSEWARES — 0.29%
Newell Rubbermaid Inc.
2.00%, 06/15/15	100	101,129

		101,129
INSURANCE — 2.93%
ACE INA Holdings Inc.
5.60%, 05/15/15	150	155,920
Aegon NV
4.63%, 12/01/15	75	78,634
Aflac Inc.
3.45%, 08/15/15	100	102,886
American International Group Inc.
2.38%, 08/24/15	175	177,899
Manulife Financial Corp.
3.40%, 09/17/15	100	103,133
MetLife Inc.
5.00%, 06/15/15	150	155,924
Prudential Financial Inc. Series C
4.75%, 06/13/15	150	155,413
Series D
4.75%, 09/17/15	100	104,590

		1,034,399
INTERNET — 0.28%
Amazon.com Inc.
0.65%, 11/27/15	100	99,976

		99,976

91

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ETF

July 31, 2014

Security	Principal (000s)	Value

IRON & STEEL — 0.30%
Vale Overseas Ltd.
6.25%, 01/11/16	$100	$107,048

		107,048
MACHINERY — 1.28%
Caterpillar Financial Services Corp.
1.10%, 05/29/15	350	352,441
John Deere Capital Corp.
0.88%, 04/17/15	100	100,444

		452,885
MANUFACTURING — 0.78%
Eaton Corp.
0.95%, 11/02/15	75	75,226
General Electric Co.
0.85%, 10/09/15	200	200,620

		275,846
MEDIA — 1.80%
Comcast Corp.
5.90%, 03/15/16	300	325,128
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.13%, 02/15/16	75	77,570
3.50%, 03/01/16	150	156,122
Time Warner Inc.
3.15%, 07/15/15	75	76,887

		635,707
MINING — 0.30%
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	105	106,327

		106,327
OFFICE & BUSINESS EQUIPMENT — 0.15%
Xerox Corp.
6.40%, 03/15/16	50	54,335

		54,335
OIL & GAS — 2.77%
BP Capital Markets PLC
3.20%, 03/11/16	250	260,167
Ensco PLC
3.25%, 03/15/16	100	103,713
Marathon Oil Corp.
0.90%, 11/01/15	100	99,990
Shell International Finance BV
3.10%, 06/28/15	200	205,092
Total Capital SA
2.30%, 03/15/16	150	153,943
3.00%, 06/24/15	100	102,403
Transocean Inc.
4.95%, 11/15/15	50	52,451

		977,759

Security	Principal (000s)	Value

PHARMACEUTICALS — 3.97%
AbbVie Inc.
1.20%, 11/06/15	$400	$402,371
Cardinal Health Inc.
4.00%, 06/15/15	100	102,987
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	75	75,051
McKesson Corp.
0.95%, 12/04/15	100	100,189
Merck & Co. Inc.
4.00%, 06/30/15	100	103,335
Novartis Capital Corp.
2.90%, 04/24/15	200	203,792
Sanofi
2.63%, 03/29/16	100	103,295
Wyeth LLC
5.50%, 02/15/16	150	161,512
Zoetis Inc.
1.15%, 02/01/16	150	150,607

		1,403,139
PIPELINES — 1.02%
Enterprise Products Operating LLC
3.20%, 02/01/16	150	155,225
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	100	103,362
Plains All American Pipeline LP/PAA Finance Corp.
3.95%, 09/15/15	50	51,780
TransCanada PipeLines Ltd.
3.40%, 06/01/15	50	51,192

		361,559
REAL ESTATE INVESTMENT TRUSTS — 1.58%
HCP Inc.
3.75%, 02/01/16	100	104,225
Health Care REIT Inc.
3.63%, 03/15/16	75	78,150
Kilroy Realty Corp.
5.00%, 11/03/15	105	110,080
Simon Property Group LP
5.75%, 12/01/15 (Call 09/02/15)	150	158,168
Vornado Realty Trust
4.25%, 04/01/15 (Call 01/01/15)	105	106,549

		557,172
RETAIL — 1.83%
Costco Wholesale Corp.
0.65%, 12/07/15	100	100,057
CVS Caremark Corp.
3.25%, 05/18/15	75	76,626
Home Depot Inc. (The)
5.40%, 03/01/16	150	161,061
Lowe’s Companies Inc.
5.00%, 10/15/15	100	105,142
Wal-Mart Stores Inc.
2.25%, 07/08/15	100	101,814

92

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ETF

July 31, 2014

Security	Principal (000s)	Value

Yum! Brands Inc.
4.25%, 09/15/15	$100	$103,894

		648,594
SAVINGS & LOANS — 0.29%
Santander Holdings USA Inc.
3.00%, 09/24/15 (Call 08/24/15)	100	102,103

		102,103
SEMICONDUCTORS — 0.28%
Texas Instruments Inc.
0.45%, 08/03/15	100	100,042

		100,042
SOFTWARE — 0.59%
Microsoft Corp.
1.63%, 09/25/15	100	101,395
Oracle Corp.
5.25%, 01/15/16	100	106,762

		208,157
TELECOMMUNICATIONS — 3.45%
AT&T Inc.
0.90%, 02/12/16	150	150,141
2.50%, 08/15/15	100	101,956
British Telecommunications PLC
2.00%, 06/22/15	200	202,551
Cisco Systems Inc.
5.50%, 02/22/16	175	188,258
Deutsche Telekom International Finance BV
5.75%, 03/23/16	150	161,672
Orange
2.13%, 09/16/15	150	152,208
Telefonica Emisiones SAU
3.99%, 02/16/16	225	234,715
Verizon Communications Inc.
5.55%, 02/15/16	25	26,801

		1,218,302
TEXTILES — 0.23%
Mohawk Industries Inc.
6.13%, 01/15/16	75	80,588

		80,588
TRANSPORTATION — 0.29%
CSX Corp.
6.25%, 04/01/15	100	103,722

		103,722

TOTAL CORPORATE BONDS & NOTES
(Cost: $26,802,577)		26,875,151

Security	Shares (000s)	Value

INVESTMENT COMPANIES — 21.36%
iShares iBonds Mar 2016 Corporate ex-Financials ETF[b]	76	$7,552,265

TOTAL INVESTMENT COMPANIES
(Cost: $7,504,435)		7,552,265

SHORT-TERM INVESTMENTS — 4.71%

MONEY MARKET FUNDS — 4.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	301	300,828
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	31	31,372
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	1,333	1,332,794

		1,664,994

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,664,994)		1,664,994

TOTAL INVESTMENTS IN SECURITIES — 102.09%
(Cost: $35,972,006)		36,092,410
Other Assets, Less Liabilities — (2.09)%		(738,477)

NET ASSETS — 100.00%		$35,353,933

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

93

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® MAR 2016 CORPORATE ex-FINANCIALS ETF

July 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 96.33%

AEROSPACE & DEFENSE — 1.11%
United Technologies Corp.
4.88%, 05/01/15	$376	$388,478

		388,478
AGRICULTURE — 0.62%
Altria Group Inc.
4.13%, 09/11/15	114	118,303
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	57	59,640
Reynolds American Inc.
1.05%, 10/30/15	38	37,949

		215,892
AUTO MANUFACTURERS — 3.25%
PACCAR Financial Corp.
0.80%, 02/08/16	150	150,209
1.05%, 06/05/15[a]	188	189,255
Toyota Motor Credit Corp.
0.88%, 07/17/15	300	301,516
2.80%, 01/11/16	264	272,620
3.20%, 06/17/15	214	219,476

		1,133,076

AUTO PARTS & EQUIPMENT — 0.35%
Johnson Controls Inc.
5.50%, 01/15/16[a]	114	121,810

		121,810
BEVERAGES — 5.83%
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16	150	150,395
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	283	284,192
3.63%, 04/15/15	476	486,939
Brown-Forman Corp.
2.50%, 01/15/16	38	39,012
Coca-Cola Co. (The)
1.50%, 11/15/15	300	303,624
Coca-Cola Enterprises Inc.
2.13%, 09/15/15	100	101,637
Diageo Finance BV
5.30%, 10/28/15	169	178,793
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	38	39,176
PepsiCo Inc.
0.70%, 08/13/15	188	188,566
0.70%, 02/26/16	264	264,338

		2,036,672

Security	Principal (000s)	Value

BIOTECHNOLOGY — 0.22%
Genzyme Corp.
3.63%, 06/15/15	$76	$78,151

		78,151
CHEMICALS — 2.41%
Dow Chemical Co. (The)
2.50%, 02/15/16	119	121,981
E.I. du Pont de Nemours and Co.
1.95%, 01/15/16	114	116,214
Ecolab Inc.
1.00%, 08/09/15	114	114,338
Potash Corp. of Saskatchewan Inc.
3.75%, 09/30/15	188	194,728
Praxair Inc.
0.75%, 02/21/16	214	214,470
3.25%, 09/15/15	76	78,329

		840,060
COMPUTERS — 2.18%
Computer Sciences Corp.
2.50%, 09/15/15	38	38,652
Hewlett-Packard Co.
2.13%, 09/13/15	76	77,196
2.20%, 12/01/15	38	38,700
International Business Machines Corp.
0.75%, 05/11/15	300	301,208
2.00%, 01/05/16	300	306,446

		762,202
COSMETICS & PERSONAL CARE — 2.22%
Colgate-Palmolive Co.
3.15%, 08/05/15	76	78,116
Procter & Gamble Co. (The)
1.80%, 11/15/15	450	457,167
4.85%, 12/15/15	226	239,401

		774,684
DIVERSIFIED FINANCIAL SERVICES — 1.25%
Ford Motor Credit Co. LLC
2.75%, 05/15/15	200	203,366
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16	150	155,039
3.88%, 09/16/15	76	78,867

		437,272
ELECTRIC — 8.80%
Alabama Power Co.
0.55%, 10/15/15	207	206,980
Consolidated Edison Co. of New York Inc. Series 05-C
5.38%, 12/15/15	114	121,252
Constellation Energy Group Inc.
4.55%, 06/15/15	100	103,295
Dominion Resources Inc.
Series C
5.15%, 07/15/15	245	255,586

94

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ex-FINANCIALS ETF

July 31, 2014

Security	Principal (000s)	Value

Duke Energy Carolinas LLC
5.30%, 10/01/15	$188	$198,238
Duke Energy Corp.
3.35%, 04/01/15	288	293,373
Duke Energy Florida Inc.
0.65%, 11/15/15	188	188,053
Exelon Corp.
4.90%, 06/15/15	114	118,136
Georgia Power Co.
0.75%, 08/10/15	114	114,223
Series 12D
0.63%, 11/15/15	150	149,745
LG&E and KU Energy LLC
2.13%, 11/15/15	114	115,773
Louisville Gas & Electric Co.
1.63%, 11/15/15	188	190,208
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	150	150,878
7.88%, 12/15/15	38	41,574
Northern States Power Co.
1.95%, 08/15/15 (Call 05/15/15)	114	115,383
Public Service Electric & Gas Co.
2.70%, 05/01/15	226	229,821
Southern California Edison Co.
5.00%, 01/15/16	133	141,352
Southern Co. (The)
2.38%, 09/15/15	114	116,185
Union Electric Co.
5.40%, 02/01/16	95	100,653
Wisconsin Electric Power Co.
6.25%, 12/01/15	114	122,051

		3,072,759
ELECTRICAL COMPONENTS & EQUIPMENT — 0.55%
Emerson Electric Co.
4.13%, 04/15/15	188	192,823

		192,823
ELECTRONICS — 0.91%
Honeywell International Inc.
5.40%, 03/15/16	150	161,611
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	150	155,464

		317,075
FOOD — 2.37%
ConAgra Foods Inc.
1.30%, 01/25/16	38	38,236
Kraft Foods Group Inc.
1.63%, 06/04/15[a]	95	95,867
Kroger Co. (The)
3.90%, 10/01/15	19	19,681
Mondelez International Inc.
4.13%, 02/09/16	150	157,325
Sysco Corp.
0.55%, 06/12/15	114	114,259
Unilever Capital Corp.
0.45%, 07/30/15	300	300,275
2.75%, 02/10/16	100	103,246

		828,889

Security	Principal (000s)	Value

FOREST PRODUCTS & PAPER — 0.35%
Plum Creek Timberlands LP
5.88%, 11/15/15	$114	$120,706

		120,706
GAS — 0.22%
Questar Corp.
2.75%, 02/01/16	76	77,134

		77,134
HEALTH CARE — PRODUCTS — 1.69%
Boston Scientific Corp.
6.25%, 11/15/15	76	81,087
Covidien International Finance SA
1.35%, 05/29/15	38	38,264
Life Technologies Corp.
3.50%, 01/15/16	38	39,393
Medtronic Inc.
2.63%, 03/15/16	76	78,221
Series B
4.75%, 09/15/15	264	276,668
St. Jude Medical Inc.
2.50%, 01/15/16	76	77,969

		591,602
HEALTH CARE — SERVICES — 0.12%
Quest Diagnostics Inc.
5.45%, 11/01/15	38	40,066

		40,066
HOUSEHOLD PRODUCTS & WARES — 0.34%
Kimberly-Clark Corp.
4.88%, 08/15/15	114	119,274

		119,274
HOUSEWARES — 0.22%
Newell Rubbermaid Inc.
2.00%, 06/15/15	76	76,858

		76,858
INTERNET — 0.87%
Amazon.com Inc.
0.65%, 11/27/15	38	37,991
eBay Inc.
0.70%, 07/15/15	76	76,248
1.63%, 10/15/15	188	190,520

		304,759
IRON & STEEL — 0.31%
Vale Overseas Ltd.
6.25%, 01/11/16	100	107,048

		107,048

95

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ex-FINANCIALS ETF

July 31, 2014

Security	Principal (000s)	Value

LEISURE TIME — 0.11%
Carnival Corp.
1.20%, 02/05/16	$38	$38,030

		38,030

LODGING — 0.23%
Marriott International Inc.
5.81%, 11/10/15	76	80,761

		80,761

MACHINERY — 4.25%
Caterpillar Financial Services Corp.
0.70%, 11/06/15	364	364,558
0.70%, 02/26/16	300	300,525
Caterpillar Inc.
0.95%, 06/26/15	114	114,618
John Deere Capital Corp.
0.70%, 09/04/15	76	76,159
0.75%, 01/22/16	300	300,978
0.95%, 06/29/15	326	327,747

		1,484,585

MANUFACTURING — 2.23%
Eaton Corp.
0.95%, 11/02/15	188	188,566
General Electric Co.
0.85%, 10/09/15	588	589,823

		778,389

MEDIA — 4.58%
Comcast Corp.
5.85%, 11/15/15	500	533,460
5.90%, 03/15/16	376	407,494
COX Communications Inc.
5.50%, 10/01/15	38	40,020
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	150	156,122
Discovery Communications LLC
3.70%, 06/01/15	76	78,013
NBCUniversal Media LLC
3.65%, 04/30/15	76	77,845
Time Warner Inc.
3.15%, 07/15/15	114	116,867
Walt Disney Co. (The)
0.45%, 12/01/15	188	187,781

		1,597,602

METAL FABRICATE & HARDWARE — 0.54%
Precision Castparts Corp.
0.70%, 12/20/15	188	188,135

		188,135

MINING — 2.13%
BHP Billiton Finance (USA) Ltd.
5.25%, 12/15/15	338	359,310

Security	Principal (000s)	Value

Glencore Canada Corp.
6.00%, 10/15/15	$76	$80,344
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	300	303,793

		743,447

OFFICE & BUSINESS EQUIPMENT — 0.12%
Xerox Corp.
6.40%, 03/15/16	38	41,295

		41,295

OIL & GAS — 11.04%
BP Capital Markets PLC
0.70%, 11/06/15	226	226,205
3.13%, 10/01/15	338	347,954
3.20%, 03/11/16	514	534,904
Ensco PLC
3.25%, 03/15/16	76	78,822
EOG Resources Inc.
2.50%, 02/01/16	188	192,506
2.95%, 06/01/15	150	153,059
Marathon Oil Corp.
0.90%, 11/01/15	38	37,996
Marathon Petroleum Corp.
3.50%, 03/01/16	114	118,542
Noble Holding International Ltd.
3.45%, 08/01/15	38	38,979
Occidental Petroleum Corp.
2.50%, 02/01/16	226	232,033
Shell International Finance BV
0.63%, 12/04/15	114	113,950
3.10%, 06/28/15	338	346,606
3.25%, 09/22/15	438	451,806
Total Capital International SA
0.75%, 01/25/16	338	338,958
Total Capital SA
2.30%, 03/15/16	188	192,942
3.00%, 06/24/15	150	153,604
3.13%, 10/02/15	250	257,469
Transocean Inc.
4.95%, 11/15/15	38	39,863

		3,856,198

PHARMACEUTICALS — 11.35%
AbbVie Inc.
1.20%, 11/06/15	188	189,114
Cardinal Health Inc.
4.00%, 06/15/15	57	58,703
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	588	588,400
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	264	264,880
McKesson Corp.
0.95%, 12/04/15	76	76,144
Medco Health Solutions Inc.
2.75%, 09/15/15	38	38,823
Merck & Co. Inc.
2.25%, 01/15/16	264	270,467
4.00%, 06/30/15	376	388,541
Novartis Capital Corp.
2.90%, 04/24/15	626	637,868

96

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ex-FINANCIALS ETF

July 31, 2014

Security	Principal (000s)	Value

Sanofi
2.63%, 03/29/16	$700	$723,062
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	338	345,141
Wyeth LLC
5.50%, 02/15/16	338	363,940
Zoetis Inc.
1.15%, 02/01/16	19	19,077

		3,964,160

PIPELINES — 2.60%
Colorado Interstate Gas Co. LLC
6.80%, 11/15/15	38	40,811
DCP Midstream Operating LP
3.25%, 10/01/15	38	38,940
Enterprise Products Operating LLC
1.25%, 08/13/15	114	114,694
3.20%, 02/01/16	76	78,647
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	38	39,496
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	138	142,639
TransCanada PipeLines Ltd.
0.75%, 01/15/16	376	376,229
3.40%, 06/01/15	76	77,813

		909,269

RETAIL — 6.99%
Costco Wholesale Corp.
0.65%, 12/07/15	376	376,212
CVS Caremark Corp.
3.25%, 05/18/15	38	38,824
Home Depot Inc. (The)
5.40%, 03/01/16	800	858,993
Lowe’s Companies Inc.
5.00%, 10/15/15	150	157,713
McDonald’s Corp.
0.75%, 05/29/15	150	150,634
Wal-Mart Stores Inc.
1.50%, 10/25/15	414	419,043
2.25%, 07/08/15	226	230,100
4.50%, 07/01/15	200	207,668

		2,439,187

SEMICONDUCTORS — 0.99%
Broadcom Corp.
2.38%, 11/01/15	114	116,289
National Semiconductor Corp.
3.95%, 04/15/15	76	77,919
Texas Instruments Inc.
0.45%, 08/03/15	150	150,063

		344,271

SOFTWARE — 4.37%
Microsoft Corp.
1.63%, 09/25/15	550	557,672
2.50%, 02/08/16	188	193,806

Security	Principal (000s)	Value

Oracle Corp.
5.25%, 01/15/16	$726	$775,092

		1,526,570

TELECOMMUNICATIONS — 8.15%
AT&T Inc.
0.80%, 12/01/15	226	226,126
0.90%, 02/12/16	683	683,644
Cisco Systems Inc.
5.50%, 02/22/16	1,038	1,116,636
Deutsche Telekom International Finance BV
5.75%, 03/23/16	150	161,672
Juniper Networks Inc.
3.10%, 03/15/16	76	78,055
Orange
2.13%, 09/16/15	38	38,559
Telefonica Emisiones SAU
3.99%, 02/16/16	114	118,922
Verizon Communications Inc.
0.70%, 11/02/15	300	300,045
5.55%, 02/15/16	114	122,214

		2,845,873

TRANSPORTATION — 0.46%
CSX Corp.
6.25%, 04/01/15	76	78,828
Norfolk Southern Corp.
5.75%, 01/15/16	38	40,655
Ryder System Inc.
3.60%, 03/01/16	38	39,653

		159,136

TOTAL CORPORATE BONDS & NOTES
(Cost: $33,574,468)		33,634,198

97

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ex-FINANCIALS ETF

July 31, 2014

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 3.55%

MONEY MARKET FUNDS — 3.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	186	$186,265
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	19	19,425
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	1,036	1,035,542

		1,241,232

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,241,232)		1,241,232

TOTAL INVESTMENTS IN SECURITIES — 99.88%
(Cost: $34,815,700)		34,875,430
Other Assets, Less Liabilities — 0.12%		41,298

NET ASSETS — 100.00%		$34,916,728

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

98

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® DEC 2018 CORPORATE ETF

July 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 95.78%

AGRICULTURE — 2.41%
Altria Group Inc.
9.70%, 11/10/18	$75	$97,372
Philip Morris International Inc.
5.65%, 05/16/18	125	142,374

		239,746
AUTO MANUFACTURERS — 0.50%
Toyota Motor Credit Corp.
2.00%, 10/24/18	50	50,126

		50,126
BANKS — 26.07%
Bank of America Corp.
6.88%, 04/25/18	325	379,316
Bank of Nova Scotia
2.05%, 10/30/18	150	149,832
BNP Paribas SA
2.40%, 12/12/18	150	150,262
Citigroup Inc.
1.75%, 05/01/18	300	296,150
Goldman Sachs Group Inc. (The)
6.15%, 04/01/18	300	340,976
J.P. Morgan Chase & Co.
1.63%, 05/15/18	400	395,164
Morgan Stanley
6.63%, 04/01/18	200	231,177
Royal Bank of Canada
2.20%, 07/27/18	200	202,391
Toronto-Dominion Bank (The)
2.63%, 09/10/18	175	179,240
Wells Fargo & Co.
1.50%, 01/16/18	275	272,817

		2,597,325
BEVERAGES — 4.29%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	75	74,051
Coca-Cola Co. (The)
1.65%, 11/01/18	200	198,960
PepsiCo Inc.
7.90%, 11/01/18	125	154,282

		427,293
CHEMICALS — 1.16%
E.I. du Pont de Nemours and Co.
6.00%, 07/15/18	100	115,852

		115,852

Security	Principal (000s)	Value

COMPUTERS — 3.70%
Apple Inc.
1.00%, 05/03/18	$125	$121,751
EMC Corp.
1.88%, 06/01/18	125	124,712
International Business Machines Corp.
7.63%, 10/15/18	100	122,407

		368,870
DIVERSIFIED FINANCIAL SERVICES — 7.91%
American Express Co.
1.55%, 05/22/18	225	222,466
Ford Motor Credit Co. LLC
2.88%, 10/01/18	200	205,123
General Electric Capital Corp.
5.63%, 05/01/18	150	170,551
International Lease Finance Corp.
7.13%, 09/01/18[a]	50	57,625
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	100	132,666

		788,431
ELECTRIC — 5.44%
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	150	150,777
Nevada Power Co.
6.50%, 08/01/18	150	176,093
Southern Co. (The)
2.45%, 09/01/18	100	101,726
Southwestern Electric Power Co. Series F
5.88%, 03/01/18	100	113,121

		541,717
FOOD — 1.00%
ConAgra Foods Inc.
1.90%, 01/25/18	100	99,774

		99,774
FOREST PRODUCTS & PAPER — 0.91%
International Paper Co.
7.95%, 06/15/18	75	90,742

		90,742
HEALTH CARE — PRODUCTS — 1.24%
CR Bard Inc.
1.38%, 01/15/18	50	49,362
Medtronic Inc.
1.38%, 04/01/18	75	74,064

		123,426
INSURANCE — 5.15%
American International Group Inc.
8.25%, 08/15/18	150	184,511

99

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 CORPORATE ETF

July 31, 2014

Security	Principal (000s)	Value

Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	$200	$225,801
Voya Financial Inc.
2.90%, 02/15/18	100	103,034

		513,346
MACHINERY — 3.03%
Caterpillar Financial Services Corp. Series G
2.45%, 09/06/18	100	102,247
John Deere Capital Corp.
1.95%, 12/13/18	150	149,828
Roper Industries Inc.
2.05%, 10/01/18	50	49,786

		301,861
MANUFACTURING — 0.89%
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	75	88,551

		88,551
MEDIA — 2.24%
Comcast Corp.
5.70%, 05/15/18	100	114,190
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	50	49,821
Time Warner Cable Inc.
6.75%, 07/01/18	50	58,641

		222,652
MINING — 2.54%
Freeport-McMoRan Inc.
2.38%, 03/15/18	100	101,102
Rio Tinto Finance (USA) PLC
2.25%, 12/14/18 (Call 11/14/18)	150	151,549

		252,651
OIL & GAS — 5.93%
BP Capital Markets PLC
1.38%, 05/10/18	125	123,080
Chevron Corp.
1.72%, 06/24/18 (Call 05/24/18)	75	75,140
Shell International Finance BV
2.00%, 11/15/18	150	151,248
Suncor Energy Inc.
6.10%, 06/01/18	100	115,024
Total Capital SA
2.13%, 08/10/18	125	126,388

		590,880
PHARMACEUTICALS — 4.44%
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	150	170,834
Merck & Co. Inc.
1.30%, 05/18/18	125	123,089

Security	Principal (000s)	Value

Pfizer Inc.
1.50%, 06/15/18	$150	$148,783

		442,706
PIPELINES — 2.31%
Enterprise Products Operating LLC
6.65%, 04/15/18	100	117,082
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	100	113,110

		230,192
REAL ESTATE INVESTMENT TRUSTS — 2.22%
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	100	105,936
HCP Inc.
6.70%, 01/30/18	100	115,406

		221,342
RETAIL — 3.42%
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	75	76,254
Target Corp.
6.00%, 01/15/18	100	114,307
Wal-Mart Stores Inc.
1.95%, 12/15/18	150	150,454

		341,015
SOFTWARE — 2.68%
Microsoft Corp.
1.63%, 12/06/18	125	124,569
Oracle Corp.
5.75%, 04/15/18	125	142,632

		267,201
TELECOMMUNICATIONS — 5.54%
AT&T Inc.
5.50%, 02/01/18	200	225,156
Verizon Communications Inc.
8.75%, 11/01/18	200	252,144
Vodafone Group PLC
1.50%, 02/19/18	75	74,134

		551,434
TRANSPORTATION — 0.76%
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	75	75,817

		75,817

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,645,634)		9,542,950

100

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 CORPORATE ETF

July 31, 2014

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 3.29%

MONEY MARKET FUNDS — 3.29%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	328	$327,878

		327,878

TOTAL SHORT-TERM INVESTMENTS
(Cost: $327,878)		327,878

TOTAL INVESTMENTS IN SECURITIES — 99.07%
(Cost: $9,973,512)		9,870,828
Other Assets, Less Liabilities — 0.93%		92,389

NET ASSETS — 100.00%		$9,963,217

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

101

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® MAR 2018 CORPORATE ETF

July 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 84.66%
ADVERTISING — 0.16%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	$100	$100,868

		100,868
AEROSPACE & DEFENSE — 0.82%
General Dynamics Corp.
1.00%, 11/15/17	150	147,670
L-3 Communications Corp.
1.50%, 05/28/17	50	49,882
United Technologies Corp.
1.80%, 06/01/17	300	304,951

		502,503
AGRICULTURE — 0.88%
Archer-Daniels-Midland Co.
5.45%, 03/15/18	100	112,639
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	75	77,807
Lorillard Tobacco Co.
2.30%, 08/21/17[a]	50	50,687
Philip Morris International Inc.
1.13%, 08/21/17	100	99,401
Reynolds American Inc.
6.75%, 06/15/17	75	85,377
UST LLC
5.75%, 03/01/18	100	112,876

		538,787
AUTO MANUFACTURERS — 0.89%
American Honda Finance Corp.
1.20%, 07/14/17	100	99,955
Toyota Motor Credit Corp.
1.13%, 05/16/17	150	149,505
1.38%, 01/10/18	300	298,073

		547,533
AUTO PARTS & EQUIPMENT — 0.16%
Johnson Controls Inc.
1.40%, 11/02/17	100	99,508

		99,508
BANKS — 26.56%
Australia & New Zealand Banking Group Ltd.
1.25%, 06/13/17	250	249,610
Bank of America Corp.
2.00%, 01/11/18	850	849,788
5.70%, 05/02/17	500	549,922
6.00%, 09/01/17	450	505,920

Security	Principal (000s)	Value

Bank of Montreal
1.40%, 09/11/17	$250	$248,973
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	375	367,893
Bank of Nova Scotia
1.38%, 12/18/17 (Call 11/18/17)	450	446,892
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	75	74,250
BNP Paribas SA
2.38%, 09/14/17	300	306,257
Branch Banking & Trust Co.
1.00%, 04/03/17 (Call 03/03/17)	250	247,609
Capital One Financial Corp.
6.75%, 09/15/17	150	172,908
Citigroup Inc.
6.00%, 08/15/17[a]	200	225,012
6.13%, 11/21/17	600	680,713
Commonwealth Bank of Australia
1.90%, 09/18/17	250	252,850
CorpBanca SA
3.13%, 01/15/18	200	199,750
Credit Suisse New York
6.00%, 02/15/18	190	214,884
Credit Suisse/New York
1.38%, 05/26/17	250	249,720
Deutsche Bank AG London
1.35%, 05/30/17	250	248,925
6.00%, 09/01/17	375	423,045
Fifth Third Bank/Cincinnati
1.45%, 02/28/18 (Call 01/28/18)	200	197,121
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18[a]	1,050	1,061,832
6.25%, 09/01/17	450	509,712
HSBC USA Inc.
1.63%, 01/16/18	300	299,173
Intesa Sanpaolo SpA
3.88%, 01/16/18	250	261,595
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	500	563,924
KeyBank N.A.
1.65%, 02/01/18	250	248,251
Manufacturers & Traders Trust Co.
1.40%, 07/25/17 (Call 06/25/17)	250	250,245
Morgan Stanley
5.95%, 12/28/17	200	226,213
Series F
5.55%, 04/27/17	600	662,641
PNC Bank N.A.
6.00%, 12/07/17[a,b]	250	284,807
Rabobank Nederland
1.70%, 03/19/18	250	249,058
Royal Bank of Canada
1.50%, 01/16/18	250	248,682
Societe Generale SA
2.75%, 10/12/17	250	257,694
State Street Corp.
4.96%, 03/15/18	150	164,054
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	250	247,015
1.80%, 07/18/17	250	251,329
Svenska Handelsbanken AB
1.63%, 03/21/18	250	248,137

102

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ETF

July 31, 2014

Security	Principal (000s)	Value

Toronto-Dominion Bank (The)
1.13%, 05/02/17	$250	$248,648
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	250	252,615
UBS AG Stamford
5.88%, 12/20/17	500	567,591
Wachovia Corp./Wells Fargo & Co.
5.75%, 02/01/18	550	623,225
Wells Fargo & Co.
1.50%, 01/16/18	300	297,619
5.63%, 12/11/17[a]	650	734,684
Wells Fargo Bank N.A.
6.00%, 11/15/17	250	284,103
Westpac Banking Corp.
1.20%, 05/19/17	250	249,139
1.60%, 01/12/18[a]	350	348,746

		16,352,774
BEVERAGES — 1.73%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	75	84,371
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	300	296,204
Coca-Cola Co. (The)
1.65%, 03/14/18	250	250,898
Diageo Capital PLC
5.75%, 10/23/17	250	283,049
PepsiCo Inc.
1.25%, 08/13/17	150	150,020

		1,064,542
BIOTECHNOLOGY — 1.01%
Amgen Inc.
1.25%, 05/22/17[a]	250	249,137
2.13%, 05/15/17[a]	250	254,075
Biogen Idec Inc.
6.88%, 03/01/18	100	115,620

		618,832
CHEMICALS — 1.24%
Air Products & Chemicals Inc.
1.20%, 10/15/17	100	99,202
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	100	98,954
Eastman Chemical Co.
2.40%, 06/01/17[a]	150	153,622
Ecolab Inc.
1.45%, 12/08/17	75	74,645
Monsanto Co.
1.15%, 06/30/17	150	149,377
PPG Industries Inc.
6.65%, 03/15/18	75	86,962
Sherwin-Williams Co. (The)
1.35%, 12/15/17	100	99,653

		762,415

Security	Principal (000s)	Value

COMMERCIAL SERVICES — 0.17%
Western Union Co. (The)
2.88%, 12/10/17	$100	$103,138

		103,138
COMPUTERS — 2.14%
Apple Inc.
1.05%, 05/05/17[a]	250	249,487
Computer Sciences Corp.
6.50%, 03/15/18	150	171,673
Hewlett-Packard Co.
2.60%, 09/15/17[a]	355	365,706
International Business Machines Corp.
5.70%, 09/14/17	400	452,241
NetApp Inc.
2.00%, 12/15/17	75	75,573

		1,314,680
COSMETICS & PERSONAL CARE — 0.09%
Avon Products Inc.
5.75%, 03/01/18	50	53,396

		53,396
DIVERSIFIED FINANCIAL SERVICES — 8.45%
Air Lease Corp.
5.63%, 04/01/17	50	54,607
American Express Co.
6.15%, 08/28/17	600	682,596
7.00%, 03/19/18	550	647,853
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
6.40%, 10/02/17	650	742,222
7.25%, 02/01/18	450	529,855
Discover Financial Services
6.45%, 06/12/17	150	169,356
Ford Motor Credit Co. LLC
1.72%, 12/06/17	200	199,342
2.38%, 01/16/18	400	405,961
3.00%, 06/12/17	200	207,659
General Electric Capital Corp.
2.30%, 04/27/17	450	462,980
5.63%, 09/15/17[a]	545	613,748
Janus Capital Group Inc.
6.70%, 06/15/17	100	112,290
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	200	222,085
NYSE Euronext
2.00%, 10/05/17	150	151,825

		5,202,379
ELECTRIC — 3.02%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	100	99,982
Appalachian Power Co. Series K
5.00%, 06/01/17	100	109,072
CMS Energy Corp.
5.05%, 02/15/18	75	82,757

103

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ETF

July 31, 2014

Security	Principal (000s)	Value

Dominion Resources Inc. Series A
1.40%, 09/15/17	$75	$74,646
Duke Energy Corp.
1.63%, 08/15/17	200	200,826
Edison International
3.75%, 09/15/17	75	79,642
Exelon Generation Co. LLC
6.20%, 10/01/17	75	84,726
Nisource Finance Corp.
6.40%, 03/15/18	105	120,478
Oncor Electric Delivery Co. LLC
5.00%, 09/30/17	150	166,232
Pacific Gas & Electric Co.
5.63%, 11/30/17	75	84,036
Peco Energy Co.
5.35%, 03/01/18	250	280,407
TransAlta Corp.
1.90%, 06/03/17	250	250,166
Virginia Electric and Power Co.
5.95%, 09/15/17	200	227,336

		1,860,306
ELECTRONICS — 0.40%
Honeywell International Inc.
5.30%, 03/01/18	75	84,409
Koninklijke Philips NV
5.75%, 03/11/18	100	113,533
Tech Data Corp.
3.75%, 09/21/17	50	51,257

		249,199
ENVIRONMENTAL CONTROL — 0.19%
Waste Management Inc.
6.10%, 03/15/18	100	114,793

		114,793
FOOD — 1.35%
Campbell Soup Co.
3.05%, 07/15/17	100	104,005
ConAgra Foods Inc.
1.90%, 01/25/18	225	224,492
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
6.50%, 06/15/17	75	84,428
Kraft Foods Group Inc.
2.25%, 06/05/17	125	127,827
Kroger Co. (The)
6.40%, 08/15/17	100	114,100
Mondelez International Inc.
6.13%, 02/01/18	105	119,848
Safeway Inc.
6.35%, 08/15/17	50	56,750

		831,450
HEALTH CARE — PRODUCTS — 0.60%
CareFusion Corp.
1.45%, 05/15/17	100	99,361

Security	Principal (000s)	Value

Covidien International Finance SA
6.00%, 10/15/17	$175	$198,342
CR Bard Inc.
1.38%, 01/15/18	75	74,042

		371,745
HEALTH CARE — SERVICES — 1.40%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	150	149,589
Laboratory Corp. of America Holdings
2.20%, 08/23/17	100	101,020
UnitedHealth Group Inc.
6.00%, 02/15/18	250	284,574
WellPoint Inc.
1.88%, 01/15/18	105	105,307
5.88%, 06/15/17	200	223,094

		863,584
HOUSEHOLD PRODUCTS & WARES — 0.37%
Clorox Co. (The)
5.95%, 10/15/17	100	113,116
Kimberly-Clark Corp.
6.13%, 08/01/17	100	113,943

		227,059
HOUSEWARES — 0.16%
Newell Rubbermaid Inc.
2.05%, 12/01/17	100	100,399

		100,399
INSURANCE — 2.66%
American International Group Inc.
5.45%, 05/18/17	150	166,143
5.85%, 01/16/18	500	565,667
Berkshire Hathaway Inc.
1.55%, 02/09/18	300	298,902
Hartford Financial Services Group Inc. (The)
4.00%, 10/15/17	100	106,642
MetLife Inc.
1.76%, 12/15/17	125	125,425
Principal Financial Group Inc.
1.85%, 11/15/17	100	99,823
Prudential Financial Inc. Series D
6.00%, 12/01/17	105	119,292
Voya Financial Inc.
2.90%, 02/15/18	150	154,551

		1,636,445
INTERNET — 0.73%
Amazon.com Inc.
1.20%, 11/29/17	150	148,421
Baidu Inc.
2.25%, 11/28/17	200	201,912

104

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ETF

July 31, 2014

Security	Principal (000s)	Value

Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	$100	$101,954

		452,287
IRON & STEEL — 0.12%
Cliffs Natural Resources Inc.
3.95%, 01/15/18[a]	75	75,827

		75,827
LEISURE TIME — 0.16%
Carnival Corp.
1.88%, 12/15/17	100	99,835

		99,835
LODGING — 0.16%
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	100	101,149

		101,149
MACHINERY — 0.90%
Caterpillar Financial Services Corp. Series G
1.25%, 11/06/17	250	248,367
John Deere Capital Corp.
2.80%, 09/18/17	150	154,889
Roper Industries Inc.
1.85%, 11/15/17	150	150,689

		553,945
MANUFACTURING — 1.58%
3M Co.
1.00%, 06/26/17	100	99,557
Eaton Corp.
1.50%, 11/02/17	200	199,332
General Electric Co.
5.25%, 12/06/17	500	560,360
Tyco Electronics Group SA
6.55%, 10/01/17	100	115,003

		974,252
MEDIA — 2.37%
Comcast Corp.
5.88%, 02/15/18	105	120,042
6.30%, 11/15/17	250	288,749
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18[a]	250	249,105
Time Warner Cable Inc.
5.85%, 05/01/17	275	307,217
Viacom Inc.
3.50%, 04/01/17	125	131,861
6.13%, 10/05/17	100	113,611
Walt Disney Co. (The)
1.10%, 12/01/17	250	247,924

		1,458,509

Security	Principal (000s)	Value

METAL FABRICATE & HARDWARE — 0.16%
Precision Castparts Corp.
1.25%, 01/15/18	$100	$98,770

		98,770
MINING — 1.06%
Freeport-McMoRan Inc.
2.38%, 03/15/18	225	227,480
Goldcorp Inc.
2.13%, 03/15/18	100	99,991
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)	150	150,824
Teck Resources Ltd.
2.50%, 02/01/18	175	177,129

		655,424
OFFICE & BUSINESS EQUIPMENT — 0.29%
Pitney Bowes Inc.
5.75%, 09/15/17[a]	162	180,214

		180,214
OIL & GAS — 4.59%
Anadarko Petroleum Corp.
6.38%, 09/15/17	255	291,300
BP Capital Markets PLC
1.38%, 11/06/17	250	249,121
Canadian Natural Resources Ltd.
5.70%, 05/15/17	200	222,706
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	300	296,957
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	100	98,768
Devon Energy Corp.
1.88%, 05/15/17 (Call 04/15/17)	75	76,031
Encana Corp.
5.90%, 12/01/17	100	113,116
Marathon Oil Corp.
6.00%, 10/01/17	200	227,358
Murphy Oil Corp.
2.50%, 12/01/17	100	101,845
Nabors Industries Inc.
6.15%, 02/15/18	100	113,459
Phillips 66
2.95%, 05/01/17	225	234,525
Shell International Finance BV
1.13%, 08/21/17	100	99,491
Southwestern Energy Co.
7.50%, 02/01/18	100	118,103
Total Capital Canada Ltd.
1.45%, 01/15/18	250	248,849
Transocean Inc.
6.00%, 03/15/18	225	251,792
Valero Energy Corp.
6.13%, 06/15/17	75	84,656

		2,828,077

105

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ETF

July 31, 2014

Security	Principal (000s)	Value

OIL & GAS SERVICES — 0.30%
FMC Technologies Inc.
2.00%, 10/01/17	$100	$100,903
Weatherford International Ltd.
6.00%, 03/15/18	75	84,988

		185,891
PHARMACEUTICALS — 4.17%
AbbVie Inc.
1.75%, 11/06/17	500	499,908
Actavis Inc.
1.88%, 10/01/17	250	250,530
AmerisourceBergen Corp.
1.15%, 05/15/17	100	99,303
AstraZeneca PLC
5.90%, 09/15/17	150	170,274
Bristol-Myers Squibb Co.
0.88%, 08/01/17	100	98,737
Cardinal Health Inc.
1.70%, 03/15/18	100	99,104
Express Scripts Holding Co.
1.25%, 06/02/17	250	248,784
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	300	302,398
McKesson Corp.
1.40%, 03/15/18	75	73,031
Medco Health Solutions Inc.
7.13%, 03/15/18	75	88,055
Merck & Co. Inc.
6.00%, 09/15/17	250	284,962
Pfizer Inc.
1.10%, 05/15/17[a]	250	249,824
Zoetis Inc.
1.88%, 02/01/18	100	99,689

		2,564,599
PIPELINES — 1.90%
Buckeye Partners LP
6.05%, 01/15/18	50	55,390
DCP Midstream Operating LP
2.50%, 12/01/17 (Call 11/01/17)	200	204,173
Enterprise Products Operating LLC Series L
6.30%, 09/15/17	100	114,567
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	425	480,717
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	200	202,183
Southern Natural Gas Co. LLC
5.90%, 04/01/17[c]	100	110,335

		1,167,365
REAL ESTATE INVESTMENT TRUSTS — 2.25%
American Tower Corp.
4.50%, 01/15/18	275	297,484
CommonWealth REIT
6.65%, 01/15/18 (Call 07/15/17)	50	54,155

Security	Principal (000s)	Value

HCP Inc.
6.70%, 01/30/18	$155	$178,879
Health Care REIT Inc.
2.25%, 03/15/18	305	307,037
Hospitality Properties Trust
6.70%, 01/15/18 (Call 07/15/17)	100	110,367
Kimco Realty Corp.
4.30%, 02/01/18 (Call 11/01/17)	75	80,508
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	150	152,920
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	205	205,291

		1,386,641
RETAIL — 2.98%
Costco Wholesale Corp.
1.13%, 12/15/17	100	99,079
CVS Caremark Corp.
5.75%, 06/01/17	150	167,947
Darden Restaurants Inc.
6.20%, 10/15/17	50	56,511
Kohl’s Corp.
6.25%, 12/15/17	100	114,122
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	100	101,028
Macy’s Retail Holdings Inc.
7.45%, 07/15/17	100	116,582
McDonald’s Corp.
5.35%, 03/01/18	100	112,868
Nordstrom Inc.
6.25%, 01/15/18	100	112,915
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)[a]	50	50,212
Starbucks Corp.
6.25%, 08/15/17	75	85,386
Target Corp.
5.38%, 05/01/17	300	333,211
Wal-Mart Stores Inc.
5.38%, 04/05/17	300	333,446
Walgreen Co.
1.80%, 09/15/17	150	150,930

		1,834,237
SEMICONDUCTORS — 0.73%
Altera Corp.
1.75%, 05/15/17	100	100,528
Intel Corp.
1.35%, 12/15/17	350	349,131

		449,659
SOFTWARE — 0.69%
Autodesk Inc.
1.95%, 12/15/17	100	100,372
Dun & Bradstreet Corp. (The)
3.25%, 12/01/17	100	103,174
Fidelity National Information Services Inc.
1.45%, 06/05/17	75	74,614
Oracle Corp.
1.20%, 10/15/17	150	149,083

		427,243

106

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ETF

July 31, 2014

Security	Principal (000s)	Value

TELECOMMUNICATIONS — 3.60%
AT&T Inc.
1.40%, 12/01/17	$250	$248,902
5.50%, 02/01/18	450	506,601
British Telecommunications PLC
5.95%, 01/15/18	200	227,199
Motorola Solutions Inc.
6.00%, 11/15/17	100	113,024
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	100	100,274
Telefonica Emisiones SAU
6.22%, 07/03/17	125	140,602
Verizon Communications Inc.
1.35%, 06/09/17	500	499,223
5.50%, 02/15/18	75	84,590
Vodafone Group PLC
1.50%, 02/19/18	300	296,536

		2,216,951
TOYS, GAMES & HOBBIES — 0.16%
Mattel Inc.
1.70%, 03/15/18	100	98,242

		98,242
TRANSPORTATION — 1.04%
Burlington Northern Santa Fe Corp.
5.65%, 05/01/17	100	111,667
Burlington Northern Santa Fe LLC
5.75%, 03/15/18	75	85,378
CSX Corp.
6.25%, 03/15/18	100	115,316
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	75	76,472
United Parcel Service Inc.
1.13%, 10/01/17	250	248,758

		637,591
WATER — 0.27%
American Water Capital Corp.
6.09%, 10/15/17	150	168,901

		168,901

TOTAL CORPORATE BONDS & NOTES
(Cost: $51,983,476)		52,131,944

Security	Shares (000s)	Value

INVESTMENT COMPANIES — 12.37%
iShares iBonds Mar 2018 Corporate ex-Financials ETF[a,b]	77	$7,613,760

TOTAL INVESTMENT COMPANIES
(Cost: $7,493,476)		7,613,760

SHORT-TERM INVESTMENTS — 6.68%

MONEY MARKET FUNDS — 6.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,d,e]	2,429	2,428,919
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,d,e]	253	253,301
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	1,434	1,433,657

		4,115,877

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,115,877)		4,115,877

TOTAL INVESTMENTS IN SECURITIES — 103.71%
(Cost: $63,592,829)		63,861,581
Other Assets, Less Liabilities — (3.71)%		(2,284,379)

NET ASSETS — 100.00%		$61,577,202

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

107

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® MAR 2018 CORPORATE ex-FINANCIALS ETF

July 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.10%

AEROSPACE & DEFENSE — 3.12%
General Dynamics Corp.
1.00%, 11/15/17	$1,449	$1,426,493
United Technologies Corp.
1.80%, 06/01/17	3,601	3,660,433

		5,086,926
AGRICULTURE — 1.78%
Archer-Daniels-Midland Co.
5.45%, 03/15/18	1,349	1,519,500
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	208	215,784
Philip Morris International Inc.
1.13%, 08/21/17	1,025	1,018,864
Reynolds American Inc.
6.75%, 06/15/17	129	146,849

		2,900,997
AUTO MANUFACTURERS — 2.24%
Toyota Motor Credit Corp.
1.25%, 10/05/17	1,837	1,827,575
1.38%, 01/10/18	251	249,388
1.75%, 05/22/17	1,550	1,570,645

		3,647,608
BEVERAGES — 7.49%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	1,593	1,572,845
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	2,124	2,127,647
Beam Suntory Inc.
1.88%, 05/15/17	409	410,876
Brown-Forman Corp.
1.00%, 01/15/18	574	562,326
Coca-Cola Co. (The)
1.65%, 03/14/18	1,593	1,598,724
5.35%, 11/15/17	904	1,016,951
Diageo Capital PLC
1.50%, 05/11/17	2,856	2,876,548
5.75%, 10/23/17	165	186,812
PepsiCo Inc.
1.25%, 08/13/17	1,837	1,837,242

		12,189,971
BIOTECHNOLOGY — 0.56%
Amgen Inc.
2.13%, 05/15/17	904	918,733

		918,733

Security	Principal (000s)	Value

CHEMICALS — 2.14%
Eastman Chemical Co.
2.40%, 06/01/17[a]	$373	$382,008
Ecolab Inc.
1.45%, 12/08/17	409	407,062
Monsanto Co.
1.15%, 06/30/17	450	448,132
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	86	90,543
PPG Industries Inc.
6.65%, 03/15/18	86	99,716
Praxair Inc.
1.05%, 11/07/17	940	926,396
Rohm and Haas Co.
6.00%, 09/15/17	109	123,349
Sherwin-Williams Co. (The)
1.35%, 12/15/17	1,003	999,525

		3,476,731
COMMERCIAL SERVICES — 0.37%
Catholic Health Initiatives
1.60%, 11/01/17	185	184,558
Western Union Co. (The)
2.88%, 12/10/17	409	421,835

		606,393
COMPUTERS — 4.08%
Apple Inc.
1.05%, 05/05/17[a]	1,000	997,949
Computer Sciences Corp.
6.50%, 03/15/18	373	426,893
Hewlett-Packard Co.
2.60%, 09/15/17	861	886,965
International Business Machines Corp.
1.25%, 02/08/18	1,550	1,533,743
5.70%, 09/14/17	2,289	2,587,951
NetApp Inc.
2.00%, 12/15/17	208	209,588

		6,643,089
DIVERSIFIED FINANCIAL SERVICES — 1.12%
Ford Motor Credit Co. LLC
3.00%, 06/12/17	800	830,638
National Rural Utilities Cooperative Finance Corp.
5.45%, 04/10/17	409	447,075
5.45%, 02/01/18	495	549,661

		1,827,374
ELECTRIC — 6.47%
Alabama Power Co.
5.50%, 10/15/17	129	144,503
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	495	494,912
Commonwealth Edison Co.
5.80%, 03/15/18	208	236,829

108

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ex-FINANCIALS ETF

July 31, 2014

Security	Principal (000s)	Value

Dominion Resources Inc. Series A
1.40%, 09/15/17	$409	$407,067
Duke Energy Carolinas LLC
5.25%, 01/15/18	129	143,903
Duke Energy Corp.
1.63%, 08/15/17	1,604	1,610,620
Exelon Generation Co. LLC
6.20%, 10/01/17	1,000	1,129,684
Georgia Power Co. Series B
5.70%, 06/01/17	208	232,291
MidAmerican Energy Co.
5.30%, 03/15/18	904	1,017,588
Nisource Finance Corp.
6.40%, 03/15/18	409	469,291
Northern States Power Co.
5.25%, 03/01/18	983	1,098,080
Pacific Gas & Electric Co.
5.63%, 11/30/17	86	96,362
Peco Energy Co.
5.35%, 03/01/18	1,227	1,376,239
Pennsylvania Electric Co.
6.05%, 09/01/17	86	96,622
Union Electric Co.
6.40%, 06/15/17	129	145,513
Virginia Electric and Power Co.
1.20%, 01/15/18 (Call 12/15/17)	1,880	1,840,053

		10,539,557
ELECTRONICS — 2.50%
Agilent Technologies Inc.
6.50%, 11/01/17	409	467,237
Honeywell International Inc.
5.30%, 03/01/18	1,349	1,518,247
Koninklijke Philips NV
5.75%, 03/11/18	1,758	1,995,904
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	86	86,036

		4,067,424
ENGINEERING & CONSTRUCTION — 0.18%
ABB Finance (USA) Inc.
1.63%, 05/08/17	287	288,703

		288,703
ENVIRONMENTAL CONTROL — 0.29%
Waste Management Inc.
6.10%, 03/15/18	409	469,504

		469,504
FOOD — 2.01%
ConAgra Foods Inc.
1.90%, 01/25/18	452	450,979
Delhaize Brothers and Co. “The Lion”(Delhaize Group)
6.50%, 06/15/17	86	96,810
Kellogg Co.
1.75%, 05/17/17	409	412,283

Security	Principal (000s)	Value

Kraft Foods Group Inc.
2.25%, 06/05/17	$373	$381,435
Kroger Co. (The)
6.40%, 08/15/17	86	98,126
Mondelez International Inc.
6.13%, 02/01/18	409	466,838
6.50%, 08/11/17	452	517,124
Safeway Inc.
6.35%, 08/15/17	86	97,610
Sysco Corp.
5.25%, 02/12/18	165	183,743
Unilever Capital Corp.
0.85%, 08/02/17[a]	574	567,162

		3,272,110
HEALTH CARE — PRODUCTS — 0.64%
Covidien International Finance SA
6.00%, 10/15/17	330	374,017
CR Bard Inc.
1.38%, 01/15/18	674	665,394

		1,039,411
HOUSEHOLD PRODUCTS & WARES — 0.52%
Kimberly-Clark Corp.
6.13%, 08/01/17	739	842,042

		842,042
HOUSEWARES — 0.13%
Newell Rubbermaid Inc.
2.05%, 12/01/17	208	208,830

		208,830
INTERNET — 1.94%
Amazon.com Inc.
1.20%, 11/29/17	495	489,788
Baidu Inc.
2.25%, 11/28/17	900	908,602
eBay Inc.
1.35%, 07/15/17	1,349	1,349,952
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	409	416,994

		3,165,336
IRON & STEEL — 0.44%
Cliffs Natural Resources Inc.
3.95%, 01/15/18[a]	208	210,293
Nucor Corp.
5.75%, 12/01/17	452	510,196

		720,489
LEISURE TIME — 0.18%
Carnival Corp.
1.88%, 12/15/17[a]	287	286,526

		286,526

109

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ex-FINANCIALS ETF

July 31, 2014

Security	Principal (000s)	Value

MACHINERY — 3.34%
Caterpillar Financial Services Corp.
1.30%, 03/01/18	$1,471	$1,451,261
1.63%, 06/01/17	1,104	1,115,314
Series G
1.25%, 11/06/17	287	285,125
John Deere Capital Corp.
1.20%, 10/10/17	208	206,476
1.30%, 03/12/18	1,471	1,451,096
2.80%, 09/18/17	617	637,112
Roper Industries Inc.
1.85%, 11/15/17	287	288,318

		5,434,702
MANUFACTURING — 3.86%
3M Co.
1.00%, 06/26/17	1,161	1,155,858
Danaher Corp.
5.63%, 01/15/18	86	96,795
Eaton Corp.
1.50%, 11/02/17	574	572,084
General Electric Co.
5.25%, 12/06/17	3,686	4,130,969
Pentair Finance SA
1.88%, 09/15/17	336	337,722

		6,293,428
MEDIA — 4.31%
CBS Corp.
1.95%, 07/01/17	287	290,954
Comcast Corp.
5.88%, 02/15/18	409	467,594
6.30%, 11/15/17	2,589	2,990,291
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18[a]	373	371,664
Time Warner Cable Inc.
5.85%, 05/01/17	287	320,623
Viacom Inc.
3.50%, 04/01/17	287	302,753
Walt Disney Co. (The)
1.10%, 12/01/17	2,289	2,269,992

		7,013,871
METAL FABRICATE & HARDWARE — 0.74%
Precision Castparts Corp.
1.25%, 01/15/18	1,227	1,211,907

		1,211,907
MINING — 1.85%
Freeport-McMoRan Inc.
2.38%, 03/15/18	653	660,197
Goldcorp Inc.
2.13%, 03/15/18	500	499,954
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)	1,715	1,724,424

Security	Principal (000s)	Value

Teck Resources Ltd.
2.50%, 02/01/18	$129	$130,569

		3,015,144
OFFICE & BUSINESS EQUIPMENT — 0.01%
Pitney Bowes Inc.
5.75%, 09/15/17	16	17,799

		17,799
OIL & GAS — 10.63%
Anadarko Petroleum Corp.
6.38%, 09/15/17	1,270	1,450,787
Apache Corp.
1.75%, 04/15/17	165	166,942
BP Capital Markets PLC
1.38%, 11/06/17	2,203	2,195,257
1.85%, 05/05/17	537	545,869
Canadian Natural Resources Ltd.
5.70%, 05/15/17	574	639,166
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	2,454	2,429,105
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	1,270	1,254,348
Devon Energy Corp.
1.88%, 05/15/17 (Call 04/15/17)	409	414,624
Encana Corp.
5.90%, 12/01/17	409	462,643
EOG Resources Inc.
5.88%, 09/15/17	330	373,271
Marathon Oil Corp.
5.90%, 03/15/18[a]	287	326,374
Murphy Oil Corp.
2.50%, 12/01/17	409	416,546
Nabors Industries Inc.
6.15%, 02/15/18	208	235,995
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	531	527,595
Phillips 66
2.95%, 05/01/17	452	471,135
Shell International Finance BV
1.13%, 08/21/17	1,306	1,299,347
Southwestern Energy Co.
7.50%, 02/01/18	129	152,353
Total Capital Canada Ltd.
1.45%, 01/15/18	1,636	1,628,468
Total Capital International SA
1.55%, 06/28/17	1,471	1,482,907
Transocean Inc.
2.50%, 10/15/17	452	458,476
Valero Energy Corp.
6.13%, 06/15/17	86	97,073
XTO Energy Inc.
6.25%, 08/01/17	250	285,060

		17,313,341
OIL & GAS SERVICES — 0.39%
National Oilwell Varco Inc.
1.35%, 12/01/17	452	449,721
Weatherford International Ltd.
6.00%, 03/15/18	165	186,973

		636,694

110

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ex-FINANCIALS ETF

July 31, 2014

Security	Principal (000s)	Value

PHARMACEUTICALS — 9.52%
AbbVie Inc.
1.75%, 11/06/17	$1,068	$1,067,804
Actavis Inc.
1.88%, 10/01/17	373	373,791
Allergan Inc.
1.35%, 03/15/18	287	276,531
AstraZeneca PLC
5.90%, 09/15/17	2,309	2,621,087
Bristol-Myers Squibb Co.
0.88%, 08/01/17	1,025	1,012,059
Cardinal Health Inc.
1.70%, 03/15/18	409	405,333
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	2,411	2,430,268
Johnson & Johnson
5.55%, 08/15/17	1,184	1,340,446
McKesson Corp.
1.40%, 03/15/18	409	398,259
Medco Health Solutions Inc.
7.13%, 03/15/18	531	623,431
Merck & Co. Inc.
1.10%, 01/31/18[a]	1,715	1,677,493
6.00%, 09/15/17	904	1,030,423
Pfizer Inc.
1.10%, 05/15/17	500	499,649
4.65%, 03/01/18	251	275,187
Wyeth LLC
5.45%, 04/01/17	983	1,092,700
Zoetis Inc.
1.88%, 02/01/18	373	371,840

		15,496,301
PIPELINES — 1.26%
DCP Midstream Operating LP
2.50%, 12/01/17 (Call 11/01/17)	409	417,534
Enterprise Products Operating LLC Series L
6.30%, 09/15/17	409	468,581
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	904	1,022,512
Questar Pipeline Co.
5.83%, 02/01/18	129	144,889

		2,053,516
RETAIL — 9.11%
Costco Wholesale Corp.
1.13%, 12/15/17	1,428	1,414,847
CVS Caremark Corp.
5.75%, 06/01/17	452	506,080
Darden Restaurants Inc.
6.20%, 10/15/17	250	282,556
Dollar General Corp.
4.13%, 07/15/17	409	434,965

Security	Principal (000s)	Value

Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	$1,184	$1,196,166
McDonald’s Corp.
5.35%, 03/01/18	1,184	1,336,360
5.80%, 10/15/17	983	1,117,249
Nordstrom Inc.
6.25%, 01/15/18	287	324,066
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)[a]	409	410,738
Starbucks Corp.
6.25%, 08/15/17	250	284,621
Target Corp.
5.38%, 05/01/17	100	111,070
6.00%, 01/15/18	2,490	2,846,262
Wal-Mart Stores Inc.
5.38%, 04/05/17	787	874,740
5.80%, 02/15/18	2,325	2,656,427
Walgreen Co.
1.80%, 09/15/17	983	989,092
Yum! Brands Inc.
6.25%, 03/15/18	48	54,628

		14,839,867
SEMICONDUCTORS — 2.71%
Altera Corp.
1.75%, 05/15/17	574	577,030
Intel Corp.
1.35%, 12/15/17	3,839	3,829,471

		4,406,501
SOFTWARE — 2.77%
Dun & Bradstreet Corp. (The)
3.25%, 12/01/17	287	296,110
Microsoft Corp.
0.88%, 11/15/17	1,148	1,134,698
Oracle Corp.
1.20%, 10/15/17	3,100	3,081,048

		4,511,856
TELECOMMUNICATIONS — 6.50%
America Movil SAB de CV
5.63%, 11/15/17	775	877,050
AT&T Inc.
1.40%, 12/01/17	1,392	1,385,885
1.70%, 06/01/17	1,062	1,073,017
5.50%, 02/01/18	1,550	1,744,960
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	495	496,355
Telefonica Emisiones SAU
6.22%, 07/03/17	208	233,961
Verizon Communications Inc.
1.10%, 11/01/17	861	847,535
5.50%, 04/01/17	86	94,281
5.50%, 02/15/18[a]	574	647,392
Vodafone Group PLC
1.25%, 09/26/17	1,636	1,617,185
1.50%, 02/19/18	1,593	1,574,606

		10,592,227

111

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ex-FINANCIALS ETF

July 31, 2014

Security	Principal or Shares (000s)	Value

TRANSPORTATION — 1.90%
Burlington Northern Santa Fe Corp.
5.65%, 05/01/17	$251	$280,284
Burlington Northern Santa Fe LLC
5.75%, 03/15/18	904	1,029,083
CSX Corp.
6.25%, 03/15/18	452	521,229
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	208	212,083
United Parcel Service Inc.
1.13%, 10/01/17	904	899,508
5.50%, 01/15/18	129	146,045

		3,088,232

TOTAL CORPORATE BONDS & NOTES
(Cost: $158,283,220)		158,123,140

SHORT-TERM INVESTMENTS — 4.13%

MONEY MARKET FUNDS — 4.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	3,003	3,002,708
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	313	313,140
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	3,413	3,413,252

		6,729,100

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,729,100)		6,729,100

TOTAL INVESTMENTS IN SECURITIES — 101.23%
(Cost: $165,012,320)		164,852,240
Other Assets, Less Liabilities — (1.23)%		(2,010,530)

NET ASSETS — 100.00%		$162,841,710

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

112

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® MAR 2020 CORPORATE ETF

July 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 84.27%

AEROSPACE & DEFENSE — 1.15%
Boeing Capital Corp.
4.70%, 10/27/19	$150	$167,767
L-3 Communications Corp.
5.20%, 10/15/19	70	77,769
Lockheed Martin Corp.
4.25%, 11/15/19	50	54,678

		300,214
AGRICULTURE — 1.30%
Altria Group Inc.
9.25%, 08/06/19	125	163,995
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	70	87,300
Lorillard Tobacco Co.
8.13%, 06/23/19[a]	70	87,090

		338,385
BANKS — 23.55%
Australia and New Zealand Banking Group Ltd.
2.25%, 06/13/19	100	99,827
Bank of America Corp.
2.65%, 04/01/19	350	352,025
7.63%, 06/01/19	200	244,571
Bank of New York Mellon Corp. (The)
2.20%, 05/15/19 (Call 04/15/19)	250	249,582
Bank of Nova Scotia
2.05%, 06/05/19	150	148,238
Barclays Bank PLC
5.13%, 01/08/20	350	392,501
BB&T Corp.
6.85%, 04/30/19	200	240,620
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	300	300,294
Citigroup Inc.
2.55%, 04/08/19	350	351,112
8.50%, 05/22/19	200	252,613
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	100	99,263
Credit Suisse New York
5.30%, 08/13/19	100	113,127
5.40%, 01/14/20[a]	260	289,683
Fifth Third Bank
2.38%, 04/25/19 (Call 03/25/19)	200	200,767
Goldman Sachs Group Inc. (The)
5.38%, 03/15/20	300	336,478
HSBC USA Inc.
2.25%, 06/23/19	100	99,827
J.P. Morgan Chase & Co.
4.95%, 03/25/20	500	556,701
Morgan Stanley
2.38%, 07/23/19	100	99,245
5.63%, 09/23/19	600	682,900

Security	Principal (000s)	Value

PNC Funding Corp.
5.13%, 02/08/20[b]	$100	$113,414
Royal Bank of Scotland Group PLC
6.40%, 10/21/19[a]	200	233,607
U.S. Bancorp
2.20%, 04/25/19 (Call 03/25/19)	200	200,374
Wells Fargo & Co.
2.13%, 04/22/19	250	248,521
Westpac Banking Corp.
4.88%, 11/19/19	200	222,621

		6,127,911
BEVERAGES — 1.10%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	250	285,517

		285,517
BIOTECHNOLOGY — 1.34%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	250	248,105
Celgene Corp.
2.25%, 05/15/19	100	99,290

		347,395
CHEMICALS — 3.12%
Dow Chemical Co. (The)
8.55%, 05/15/19	230	293,169
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	200	222,140
Monsanto Co.
2.13%, 07/15/19	75	74,606
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20	100	112,089
Praxair Inc.
4.50%, 08/15/19	100	110,624

		812,628
COMPUTERS — 0.60%
International Business Machines Corp.
8.38%, 11/01/19	100	129,547
Lexmark International Inc.
5.13%, 03/15/20	25	26,162

		155,709
COSMETICS & PERSONAL CARE — 0.29%
Avon Products Inc.
4.60%, 03/15/20	75	75,709

		75,709
DIVERSIFIED FINANCIAL SERVICES — 4.79%
Ameriprise Financial Inc.
5.30%, 03/15/20	150	170,151
Ford Motor Credit Co. LLC
8.13%, 01/15/20	100	126,433
General Electric Capital Corp.
5.50%, 01/08/20	200	229,907

113

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 CORPORATE ETF

July 31, 2014

Security	Principal (000s)	Value

6.00%, 08/07/19	$275	$322,844
Jefferies Group LLC
8.50%, 07/15/19	100	123,811
Legg Mason Inc.
2.70%, 07/15/19	100	100,102
NASDAQ OMX Group Inc. (The)
5.55%, 01/15/20	50	55,030
Nomura Holdings Inc.
6.70%, 03/04/20	100	119,155

		1,247,433
ELECTRIC — 1.90%
CMS Energy Corp.
8.75%, 06/15/19	125	159,912
Exelon Generation Co. LLC
5.20%, 10/01/19	100	111,429
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	25	24,968
2.70%, 09/15/19 (Call 08/15/19)	100	101,000
Public Service Electric & Gas Co.
Series I
1.80%, 06/01/19 (Call 05/01/19)	100	98,412

		495,721
ELECTRICAL COMPONENTS & EQUIPMENT — 0.65%
Emerson Electric Co.
4.88%, 10/15/19	150	169,177

		169,177
ENTERTAINMENT — 0.33%
International Game Technology
7.50%, 06/15/19	75	84,889

		84,889
ENVIRONMENTAL CONTROL — 0.43%
Republic Services Inc.
5.00%, 03/01/20	100	110,983

		110,983
FOOD — 2.25%
Kellogg Co.
4.15%, 11/15/19	100	107,316
Kraft Foods Group Inc.
5.38%, 02/10/20	100	112,946
Kroger Co. (The)
6.15%, 01/15/20	100	116,523
Mondelez International Inc.
5.38%, 02/10/20	150	170,487
Safeway Inc.
5.00%, 08/15/19	75	77,625

		584,897

Security	Principal (000s)	Value

HAND & MACHINE TOOLS — 0.38%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	$100	$97,655

		97,655
HEALTH CARE — PRODUCTS — 1.56%
Boston Scientific Corp.
6.00%, 01/15/20	150	172,836
CareFusion Corp.
6.38%, 08/01/19	100	116,586
Life Technologies Corp.
6.00%, 03/01/20	100	115,997

		405,419
HEALTH CARE — SERVICES — 0.57%
Quest Diagnostics Inc.
2.70%, 04/01/19	150	149,622

		149,622
HOLDING COMPANIES — DIVERSIFIED — 0.19%
FS Investment Corp.
4.00%, 07/15/19	50	50,296

		50,296
INSURANCE — 3.58%
Aflac Inc.
8.50%, 05/15/19	200	254,793
Allstate Corp. (The)
7.45%, 05/16/19	100	122,941
American Financial Group Inc.
9.88%, 06/15/19	100	129,847
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	125	141,457
Lincoln National Corp.
8.75%, 07/01/19	125	160,546
Prudential Financial Inc.
7.38%, 06/15/19	100	122,447

		932,031
INTERNET — 1.15%
Baidu Inc.
2.75%, 06/09/19	200	199,588
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	100	99,402

		298,990
IRON & STEEL — 0.50%
Cliffs Natural Resources Inc.
5.90%, 03/15/20	50	51,177
Vale Overseas Ltd.
5.63%, 09/15/19[a]	70	78,636

		129,813

114

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 CORPORATE ETF

July 31, 2014

Security	Principal (000s)	Value

MACHINERY — 1.09%
Caterpillar Financial Services Corp.
2.10%, 06/09/19	$150	$149,397
John Deere Capital Corp.
1.70%, 01/15/20	50	48,227
Roper Industries Inc.
6.25%, 09/01/19	75	86,574

		284,198
MANUFACTURING — 0.38%
3M Co.
1.63%, 06/15/19	100	98,095

		98,095
MEDIA — 5.32%
CBS Corp.
8.88%, 05/15/19	100	127,779
Comcast Corp.
5.15%, 03/01/20	100	113,798
5.70%, 07/01/19	50	58,043
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.20%, 03/15/20	200	223,398
Time Warner Cable Inc.
5.00%, 02/01/20	350	389,614
Time Warner Inc.
2.10%, 06/01/19	100	98,739
4.88%, 03/15/20	100	111,011
Viacom Inc.
5.63%, 09/15/19	100	114,482
Walt Disney Co. (The)
1.85%, 05/30/19	150	148,370

		1,385,234
MINING — 2.68%
Barrick Gold Corp.
6.95%, 04/01/19	125	148,882
BHP Billiton Finance (USA) Ltd.
6.50%, 04/01/19	175	208,903
Freeport-McMoRan Inc.
3.10%, 03/15/20	100	100,422
Newmont Mining Corp.
5.13%, 10/01/19	100	109,808
Rio Tinto Finance (USA) Ltd.
9.00%, 05/01/19	100	129,993

		698,008
OFFICE & BUSINESS EQUIPMENT — 0.66%
Xerox Corp.
5.63%, 12/15/19	150	170,774

		170,774
OIL & GAS — 4.56%
BP Capital Markets PLC
2.24%, 05/10/19	150	150,063
Cenovus Energy Inc.
5.70%, 10/15/19	75	85,944

Security	Principal (000s)	Value

ConocoPhillips
6.00%, 01/15/20	$100	$118,544
Plains Exploration & Production Co.
6.13%, 06/15/19 (Call 06/15/16)	65	71,825
Pride International Inc.
8.50%, 06/15/19	75	94,663
Shell International Finance BV
4.30%, 09/22/19	100	110,475
4.38%, 03/25/20	150	166,085
Talisman Energy Inc.
7.75%, 06/01/19	100	122,849
Total Capital International SA
2.10%, 06/19/19	150	149,395
Valero Energy Corp.
6.13%, 02/01/20	100	116,522

		1,186,365
PACKAGING & CONTAINERS — 0.39%
Rock-Tenn Co.
3.50%, 03/01/20	100	102,772

		102,772
PHARMACEUTICALS — 2.44%
Abbott Laboratories
5.13%, 04/01/19	100	112,395
Actavis Inc.
6.13%, 08/15/19	100	116,149
Express Scripts Holding Co.
2.25%, 06/15/19	200	197,921
Merck & Co. Inc.
5.00%, 06/30/19	100	112,935
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	100	96,708

		636,108
PIPELINES — 3.76%
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	200	201,483
Enterprise Products Operating LLC
5.25%, 01/31/20	125	141,816
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	150	177,942
Magellan Midstream Partners LP
6.55%, 07/15/19	100	118,215
Plains All American Pipeline LP/PAA Finance Corp.
5.75%, 01/15/20	100	115,334
Williams Partners LP
5.25%, 03/15/20	200	224,133

		978,923
REAL ESTATE INVESTMENT TRUSTS — 3.79%
Boston Properties LP
5.88%, 10/15/19	150	172,919
Digital Realty Trust LP
5.88%, 02/01/20	75	82,826
Duke Realty LP
8.25%, 08/15/19	100	125,138

115

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 CORPORATE ETF

July 31, 2014

Security	Principal (000s)	Value

HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	$150	$148,615
Simon Property Group LP
5.65%, 02/01/20 (Call 11/01/19)	200	231,278
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	125	132,888
Weyerhaeuser Co.
7.38%, 10/01/19	75	91,365

		985,029
RETAIL — 1.45%
AutoNation Inc.
5.50%, 02/01/20	100	109,625
Costco Wholesale Corp.
1.70%, 12/15/19	150	146,536
TJX Companies Inc. (The)
6.95%, 04/15/19	100	120,486

		376,647
SOFTWARE — 1.08%
CA Inc.
5.38%, 12/01/19	100	111,425
Oracle Corp.
5.00%, 07/08/19	150	168,963

		280,388
TELECOMMUNICATIONS — 4.33%
America Movil SAB de CV
5.00%, 10/16/19	100	111,578
5.00%, 03/30/20	200	220,604
Cisco Systems Inc.
4.45%, 01/15/20	200	220,552
Orange
5.38%, 07/08/19	200	226,667
Telefonica Emisiones SAU
5.88%, 07/15/19	200	229,611
Verizon Communications Inc.
6.35%, 04/01/19	100	117,494

		1,126,506
TOYS, GAMES & HOBBIES — 0.19%
Mattel Inc.
2.35%, 05/06/19	50	49,826

		49,826
TRANSPORTATION — 1.42%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	50	55,768
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	100	99,775
2.55%, 06/01/19 (Call 05/01/19)	100	100,681

Security	Principal or Shares (000s)	Value

United Parcel Service Inc.
5.13%, 04/01/19	$100	$113,580

		369,804

TOTAL CORPORATE BONDS & NOTES
(Cost: $21,661,124)		21,929,071

INVESTMENT COMPANIES — 12.13%
iShares iBonds Mar 2020 Corporate ex-Financials ETF[a,b]	32	3,157,035

TOTAL INVESTMENT COMPANIES
(Cost: $3,047,085)		3,157,035

SHORT-TERM INVESTMENTS — 3.75%

MONEY MARKET FUNDS — 3.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	608	608,063
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	63	63,412
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	304	303,582

		975,057

TOTAL SHORT-TERM INVESTMENTS
(Cost: $975,057)		975,057

TOTAL INVESTMENTS IN SECURITIES — 100.15%
(Cost: $25,683,266)		26,061,163
Other Assets, Less Liabilities — (0.15)%		(38,251)

NET ASSETS — 100.00%		$26,022,912

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

116

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® MAR 2020 CORPORATE ex-FINANCIALS ETF

July 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.48%

AEROSPACE & DEFENSE — 4.11%
Boeing Capital Corp.
4.70%, 10/27/19	$225	$251,650
Boeing Co. (The)
4.88%, 02/15/20	855	962,839
L-3 Communications Corp.
5.20%, 10/15/19	115	127,764
Lockheed Martin Corp.
4.25%, 11/15/19	225	246,052
Northrop Grumman Corp.
5.05%, 08/01/19	100	111,381
Raytheon Co.
4.40%, 02/15/20	290	314,777

		2,014,463
AGRICULTURE — 2.54%
Altria Group Inc.
9.25%, 08/06/19	115	150,875
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	165	205,779
Lorillard Tobacco Co.
8.13%, 06/23/19[a]	115	143,077
Philip Morris International Inc.
4.50%, 03/26/20	675	742,094

		1,241,825
BANKS — 0.20%
Morgan Stanley
2.38%, 07/23/19	100	99,245

		99,245
BEVERAGES — 4.78%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	975	1,113,515
6.88%, 11/15/19	130	158,241
Coca-Cola FEMSA SAB de CV
4.63%, 02/15/20	325	355,104
PepsiCo Inc.
4.50%, 01/15/20	645	713,613

		2,340,473
CHEMICALS — 6.27%
Air Products and Chemicals Inc.
4.38%, 08/21/19	225	246,514
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	115	113,046
Dow Chemical Co. (The)
8.55%, 05/15/19	200	254,930
E.I. du Pont de Nemours and Co.
4.63%, 01/15/20	515	571,943

Security	Principal (000s)	Value

LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	$300	$333,210
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20[a]	485	543,631
6.50%, 05/15/19	485	574,011
Praxair Inc.
4.50%, 08/15/19	390	431,433

		3,068,718
COMMERCIAL SERVICES — 1.75%
MasterCard Inc.
2.00%, 04/01/19	500	497,840
Stanford University
4.75%, 05/01/19	260	291,519
Western Union Co. (The)
3.35%, 05/22/19	65	66,870

		856,229
COMPUTERS — 4.61%
Apple Inc.
2.10%, 05/06/19	1,000	998,752
International Business Machines Corp.
1.88%, 05/15/19	710	703,794
8.38%, 11/01/19	325	421,026
Lexmark International Inc.
5.13%, 03/15/20	130	136,044

		2,259,616
DIVERSIFIED FINANCIAL SERVICES — 0.26%
Ford Motor Credit Co. LLC
8.13%, 01/15/20	100	126,434

		126,434
ELECTRIC — 7.28%
Appalachian Power Co.
7.95%, 01/15/20	130	164,348
Consolidated Edison Co. of New York Inc.
6.65%, 04/01/19	450	533,777
Consumers Energy Co.
6.70%, 09/15/19	450	543,272
Duke Energy Ohio Inc.
5.45%, 04/01/19	515	587,422
Exelon Generation Co. LLC
5.20%, 10/01/19	165	183,857
Georgia Power Co.
4.25%, 12/01/19	325	355,307
Kansas City Power & Light Co.
7.15%, 04/01/19	225	272,601
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	50	49,936
Public Service Co. of Colorado
5.13%, 06/01/19	325	368,235
Virginia Electric and Power Co.
5.00%, 06/30/19	450	505,976

		3,564,731

117

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 CORPORATE ex-FINANCIALS ETF

July 31, 2014

Security	Principal (000s)	Value

ELECTRICAL COMPONENTS & EQUIPMENT — 1.12%
Emerson Electric Co.
4.88%, 10/15/19	$485	$547,006

		547,006
ENTERTAINMENT — 0.23%
International Game Technology
7.50%, 06/15/19	100	113,186

		113,186
ENVIRONMENTAL CONTROL — 0.52%
Republic Services Inc.
5.50%, 09/15/19	225	255,433

		255,433
FOOD — 1.50%
Kellogg Co.
4.15%, 11/15/19	65	69,756
Kraft Foods Group Inc.
5.38%, 02/10/20	195	220,245
Kroger Co. (The)
6.15%, 01/15/20	130	151,479
Mondelez International Inc.
5.38%, 02/10/20	260	295,511

		736,991
HAND & MACHINE TOOLS — 0.23%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	115	112,303

		112,303
HEALTH CARE — PRODUCTS — 6.26%
Baxter International Inc.
4.50%, 08/15/19	645	709,648
Becton, Dickinson and Co.
5.00%, 05/15/19	290	325,901
Boston Scientific Corp.
6.00%, 01/15/20	115	132,508
CareFusion Corp.
6.38%, 08/01/19	65	75,781
Life Technologies Corp.
6.00%, 03/01/20	225	260,994
Medtronic Inc.
4.45%, 03/15/20	1,025	1,131,615
Stryker Corp.
4.38%, 01/15/20	390	426,919

		3,063,366
HEALTH CARE — SERVICES — 0.51%
Quest Diagnostics Inc.
2.70%, 04/01/19	250	249,370

		249,370

Security	Principal (000s)	Value

INTERNET — 0.20%
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	$100	$99,402

		99,402
IRON & STEEL — 0.67%
Allegheny Technologies Inc.
9.38%, 06/01/19	65	79,387
Cliffs Natural Resources Inc.
5.90%, 03/15/20[a]	115	117,707
Vale Overseas Ltd.
5.63%, 09/15/19[a]	115	129,187

		326,281
MACHINERY — 2.28%
John Deere Capital Corp.
1.70%, 01/15/20	450	434,039
2.25%, 04/17/19	675	680,194

		1,114,233
MANUFACTURING — 0.94%
Illinois Tool Works Inc.
6.25%, 04/01/19	390	459,724

		459,724
MEDIA — 3.81%
Comcast Corp.
5.15%, 03/01/20	790	899,005
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.88%, 10/01/19	225	259,726
Thomson Reuters Corp.
4.70%, 10/15/19	130	142,361
Time Warner Cable Inc.
5.00%, 02/01/20	225	250,466
Time Warner Inc.
4.88%, 03/15/20	115	127,663
Viacom Inc.
5.63%, 09/15/19	165	188,895

		1,868,116
MINING — 5.81%
Barrick Gold Corp.
6.95%, 04/01/19	130	154,837
BHP Billiton Finance (USA) Ltd.
6.50%, 04/01/19	1,125	1,342,947
Freeport-McMoRan Inc.
3.10%, 03/15/20	130	130,549
Newmont Mining Corp.
5.13%, 10/01/19	115	126,279
Rio Tinto Finance (USA) Ltd.
9.00%, 05/01/19	840	1,091,938

		2,846,550

118

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 CORPORATE ex-FINANCIALS ETF

July 31, 2014

Security	Principal (000s)	Value

OFFICE & BUSINESS EQUIPMENT — 0.30%
Xerox Corp.
5.63%, 12/15/19	$130	$148,004

		148,004
OIL & GAS — 10.57%
Anadarko Petroleum Corp.
6.95%, 06/15/19	165	198,164
BP Capital Markets PLC
2.24%, 05/10/19	500	500,209
Cenovus Energy Inc.
5.70%, 10/15/19	165	189,076
ConocoPhillips
6.00%, 01/15/20	880	1,043,188
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	325	376,551
Encana Corp.
6.50%, 05/15/19[a]	165	194,382
EOG Resources Inc.
5.63%, 06/01/19	645	743,272
Husky Energy Inc.
7.25%, 12/15/19	115	141,145
Petrohawk Energy Corp.
6.25%, 06/01/19 (Call 06/01/15)	115	124,200
Plains Exploration & Production Co.
6.13%, 06/15/19 (Call 06/15/16)	42	46,410
Pride International Inc.
8.50%, 06/15/19	100	126,217
Shell International Finance BV
4.30%, 09/22/19	565	624,184
4.38%, 03/25/20	390	431,822
Talisman Energy Inc.
7.75%, 06/01/19	165	202,701
Total Capital International SA
2.10%, 06/19/19	100	99,597
Valero Energy Corp.
6.13%, 02/01/20	115	134,000

		5,175,118
OIL & GAS SERVICES — 1.63%
Halliburton Co.
6.15%, 09/15/19	675	799,610

		799,610
PACKAGING & CONTAINERS — 0.12%
Bemis Co. Inc.
6.80%, 08/01/19	50	59,124

		59,124
PHARMACEUTICALS — 7.85%
Abbott Laboratories
5.13%, 04/01/19	565	635,031
Actavis Funding SCS
2.45%, 06/15/19[b]	25	24,855
AstraZeneca PLC
1.95%, 09/18/19	740	729,739
Express Scripts Holding Co.

Security	Principal (000s)	Value

2.25%, 06/15/19	$50	$49,480
7.25%, 06/15/19	65	78,654
Mead Johnson Nutrition Co.
4.90%, 11/01/19	65	71,261
Merck & Co. Inc.
5.00%, 06/30/19	1,170	1,321,341
Pfizer Inc.
2.10%, 05/15/19	500	499,600
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	450	435,186

		3,845,147
PIPELINES — 3.07%
DCP Midstream Operating LP
2.70%, 04/01/19 (Call 03/01/19)	250	251,745
Enbridge Energy Partners LP
5.20%, 03/15/20	115	127,949
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	250	251,854
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	180	213,531
Plains All American Pipeline LP/PAA Finance Corp.
5.75%, 01/15/20	65	74,967
8.75%, 05/01/19	115	146,655
Spectra Energy Capital LLC
8.00%, 10/01/19	130	162,248
Williams Partners LP
5.25%, 03/15/20	245	274,563

		1,503,512
RETAIL — 3.56%
Costco Wholesale Corp.
1.70%, 12/15/19	975	952,485
McDonald’s Corp.
1.88%, 05/29/19	450	446,652
TJX Companies Inc. (The)
6.95%, 04/15/19	225	271,093
Yum! Brands Inc.
5.30%, 09/15/19	65	71,279

		1,741,509
SEMICONDUCTORS — 1.31%
Texas Instruments Inc.
1.65%, 08/03/19	660	643,884

		643,884
SOFTWARE — 4.14%
Adobe Systems Inc.
4.75%, 02/01/20	65	71,463
Microsoft Corp.
4.20%, 06/01/19	615	678,895
Oracle Corp.
5.00%, 07/08/19	1,135	1,278,485

		2,028,843

119

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 CORPORATE ex-FINANCIALS ETF

July 31, 2014

Security	Principal or shares (000s)	Value

TELECOMMUNICATIONS — 7.64%
America Movil SAB de CV
5.00%, 03/30/20	$885	$976,174
Cisco Systems Inc.
4.45%, 01/15/20	1,125	1,240,603
Deutsche Telekom International Finance BV
6.00%, 07/08/19	165	191,929
Orange
5.38%, 07/08/19	130	147,334
Telefonica Emisiones SAU
5.88%, 07/15/19[a]	115	132,026
Verizon Communications Inc.
6.35%, 04/01/19	130	152,742
Vodafone Group PLC
5.45%, 06/10/19	790	899,950

		3,740,758
TOYS, GAMES & HOBBIES — 0.15%
Mattel Inc.
2.35%, 05/06/19	75	74,739

		74,739
TRANSPORTATION — 2.26%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	65	72,498
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	40	39,910
2.55%, 06/01/19 (Call 05/01/19)	115	115,783
United Parcel Service Inc.
5.13%, 04/01/19	775	880,249

		1,108,440

TOTAL CORPORATE BONDS & NOTES (Cost: $48,592,590)		48,232,383

SHORT-TERM INVESTMENTS — 2.07%

MONEY MARKET FUNDS — 2.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	722	722,239
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	75	75,319

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	215	$215,380

		1,012,938

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,012,938)		1,012,938

TOTAL INVESTMENTS IN SECURITIES — 100.55% (Cost: $49,605,528)		49,245,321
Other Assets, Less Liabilities — (0.55)%		(270,310)

NET ASSETS — 100.00%		$48,975,011

a	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represeXnts an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

120

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® MAR 2023 CORPORATE ETF

July 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 78.72%

ADVERTISING — 0.32%
Omnicom Group Inc.
3.63%, 05/01/22	$50	$50,797

		50,797
AEROSPACE & DEFENSE — 1.59%
Embraer SA
5.15%, 06/15/22[a]	50	53,375
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	100	95,470
United Technologies Corp.
3.10%, 06/01/22	100	100,699

		249,544
AGRICULTURE — 1.83%
Altria Group Inc.
2.85%, 08/09/22	150	143,244
Philip Morris International Inc.
2.63%, 03/06/23	100	95,934
Reynolds American Inc.
3.25%, 11/01/22	50	47,933

		287,111
AUTO PARTS & EQUIPMENT — 0.68%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	100	107,250

		107,250
BANKS — 12.68%
Bank of America Corp.
3.30%, 01/11/23	325	317,978
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	100	95,953
BNP Paribas SA
3.25%, 03/03/23	100	98,458
Citigroup Inc.
3.38%, 03/01/23	100	98,868
4.05%, 07/30/22	100	101,788
Goldman Sachs Group Inc. (The)
3.63%, 01/22/23	175	174,193
J.P. Morgan Chase & Co.
3.20%, 01/25/23	425	418,817
Morgan Stanley
3.75%, 02/25/23	150	151,767
4.88%, 11/01/22	175	186,435
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[b,c]	100	96,731
U.S. Bancorp
2.95%, 07/15/22 (Call 06/15/22)	100	97,850

Security	Principal (000s)	Value

Wells Fargo & Co.
Series M
3.45%, 02/13/23	$150	$148,589

		1,987,427
BEVERAGES — 1.56%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	254	243,817

		243,817
BIOTECHNOLOGY — 0.97%
Amgen Inc.
3.63%, 05/15/22 (Call 02/15/22)	100	102,699
Celgene Corp.
3.25%, 08/15/22	50	49,724

		152,423
BUILDING MATERIALS — 0.45%
Owens Corning Inc.
4.20%, 12/15/22 (Call 09/15/22)	70	71,163

		71,163
CHEMICALS — 1.57%
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	80	77,936
E.I. du Pont de Nemours and Co.
2.80%, 02/15/23	100	96,894
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	70	71,054

		245,884
COMMERCIAL SERVICES — 0.52%
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)[a]	75	81,085

		81,085
COMPUTERS — 0.33%
Hewlett-Packard Co.
4.05%, 09/15/22	50	51,897

		51,897
COSMETICS & PERSONAL CARE — 0.22%
Avon Products Inc.
5.00%, 03/15/23[a]	35	34,140

		34,140
DIVERSIFIED FINANCIAL SERVICES — 3.66%
American Express Co.
2.65%, 12/02/22	100	96,652
CME Group Inc.
3.00%, 09/15/22	150	148,621
General Electric Capital Corp.
3.15%, 09/07/22	150	150,223

121

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ETF

July 31, 2014

Security	Principal (000s)	Value

Invesco Finance PLC
3.13%, 11/30/22	$100	$98,669
Jefferies Group LLC
5.13%, 01/20/23	75	79,687

		573,852
ELECTRIC — 2.62%
Dominion Resources Inc.
Series B
2.75%, 09/15/22 (Call 06/15/22)[a]	100	96,601
Duke Energy Progress Inc.
2.80%, 05/15/22 (Call 02/15/22)	100	98,763
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)[a]	50	51,782
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	100	99,281
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	50	63,483

		409,910
ELECTRONICS — 0.76%
Jabil Circuit Inc.
4.70%, 09/15/22[a]	50	50,000
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)[d]	70	68,527

		118,527
ENGINEERING & CONSTRUCTION — 0.79%
ABB Finance (USA) Inc.
2.88%, 05/08/22	100	98,667
URS Corp.
5.00%, 04/01/22 (Call 01/01/22)	25	25,375

		124,042
ENVIRONMENTAL CONTROL — 1.08%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	70	71,596
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	100	97,316

		168,912
FOOD — 1.60%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	100	96,679
Kraft Foods Group Inc.
3.50%, 06/06/22	100	102,143
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	50	52,776

		251,598
HEALTH CARE — PRODUCTS — 0.60%
Baxter International Inc.
2.40%, 08/15/22	100	94,513

		94,513

Security	Principal (000s)	Value

HEALTH CARE — SERVICES — 2.18%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	$100	$96,328
UnitedHealth Group Inc.
2.88%, 03/15/23	150	146,031
WellPoint Inc.
3.30%, 01/15/23	100	99,205

		341,564
HOME BUILDERS — 0.32%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	50	49,796

		49,796
HOME FURNISHINGS — 0.48%
Whirlpool Corp.
3.70%, 03/01/23	75	75,060

		75,060
INSURANCE — 3.07%
American International Group Inc.
4.88%, 06/01/22	100	110,871
Berkshire Hathaway Inc.
3.00%, 02/11/23	50	49,521
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	125	141,232
MetLife Inc.
3.05%, 12/15/22	125	123,645
Voya Financial Inc.
5.50%, 07/15/22	50	56,488

		481,757
INTERNET — 0.42%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	70	66,201

		66,201
MANUFACTURING — 0.92%
Eaton Corp.
2.75%, 11/02/22	100	96,201
General Electric Co.
2.70%, 10/09/22	50	48,814

		145,015
MEDIA — 4.81%
21st Century Fox America Inc.
3.00%, 09/15/22	50	49,082
Comcast Corp.
3.13%, 07/15/22	150	151,967
Discovery Communications LLC
3.30%, 05/15/22	75	74,698
NBCUniversal Media LLC
2.88%, 01/15/23	150	147,190
Reed Elsevier NV
3.13%, 10/15/22 (Call 07/15/22)	100	97,490

122

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ETF

July 31, 2014

Security	Principal (000s)	Value

Time Warner Entertainment Co. LP
8.38%, 03/15/23	$50	$66,992
Time Warner Inc.
3.40%, 06/15/22	70	70,777
Walt Disney Co. (The)
2.35%, 12/01/22	100	95,674

		753,870
MINING — 2.94%
Barrick Gold Corp.
3.85%, 04/01/22	100	99,022
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	100	99,197
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	70	68,836
Rio Tinto Finance (USA) PLC
2.88%, 08/21/22 (Call 05/21/22)[a]	100	97,438
Southern Copper Corp.
3.50%, 11/08/22[a,d]	50	48,662
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)	50	48,132

		461,287
OIL & GAS — 7.05%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	100	101,466
BP Capital Markets PLC
2.50%, 11/06/22	50	47,374
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	100	97,766
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	150	143,344
Continental Resources Inc.
5.00%, 09/15/22 (Call 03/15/17)	150	162,000
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	70	70,285
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	70	67,396
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	50	50,460
Phillips 66
4.30%, 04/01/22	200	213,041
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	50	52,062
Plains Exploration & Production Co.
6.88%, 02/15/23 (Call 02/15/18)[e]	65	75,156
Transocean Inc.
3.80%, 10/15/22 (Call 07/15/22)	25	24,212

		1,104,562
OIL & GAS SERVICES — 0.34%
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	50	52,923

		52,923
PHARMACEUTICALS — 4.86%
AbbVie Inc.
2.90%, 11/06/22	220	212,454

Security	Principal (000s)	Value

Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	$100	$97,825
Cardinal Health Inc.
3.20%, 03/15/23	75	74,113
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	150	145,076
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	70	67,097
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	100	95,760
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	70	68,679

		761,004
PIPELINES — 4.22%
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)[a]	70	70,530
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	100	98,282
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)[a]	150	144,198
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	35	34,547
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	70	66,985
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	100	103,074
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	100	94,837
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	50	49,448

		661,901
REAL ESTATE INVESTMENT TRUSTS — 4.00%
American Tower Corp.
3.50%, 01/31/23	70	68,543
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	100	96,216
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	100	102,790
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	50	47,831
Essex Portfolio LP
3.38%, 01/15/23 (Call 10/15/22)[d]	25	24,577
Kilroy Realty LP
3.80%, 01/15/23 (Call 10/15/22)	75	74,684
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	150	144,374
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	70	68,740

		627,755
RETAIL — 3.07%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	50	51,183
CVS Caremark Corp.
2.75%, 12/01/22 (Call 09/01/22)	100	96,169
Darden Restaurants Inc.
3.35%, 11/01/22 (Call 08/01/22)	50	49,434

123

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ETF

July 31, 2014

Security	Principal (000s)	Value

Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)	$50	$47,987
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	50	47,750
QVC Inc.
4.38%, 03/15/23	70	70,328
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)	50	49,430
Walgreen Co.
3.10%, 09/15/22[a,d]	70	68,476

		480,757
SEMICONDUCTORS — 1.07%
Broadcom Corp.
2.50%, 08/15/22	75	70,343
Intel Corp.
2.70%, 12/15/22	100	96,646

		166,989
SOFTWARE — 1.04%
Oracle Corp.
2.50%, 10/15/22	170	163,029

		163,029
TELECOMMUNICATIONS — 2.26%
Motorola Solutions Inc.
3.50%, 03/01/23	70	67,384
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	75	71,587
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	70	72,576
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	50	46,783
Vodafone Group PLC
2.95%, 02/19/23	100	96,045

		354,375
TEXTILES — 0.64%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)[d]	100	99,578

		99,578
TRANSPORTATION — 1.20%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	70	68,440
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	50	49,664
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)[a]	70	69,487

		187,591

TOTAL CORPORATE BONDS & NOTES
(Cost: $12,056,334)		12,338,906

Security	Shares (000s)	Value

INVESTMENT COMPANIES — 19.81%
iShares iBonds Mar 2023 Corporate ex-Financials ETF[c]	32	$3,104,546

TOTAL INVESTMENT COMPANIES
(Cost: $2,974,253)		3,104,546

SHORT-TERM INVESTMENTS — 6.57%

MONEY MARKET FUNDS — 6.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,f,g]	757	756,987
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,f,g]	79	78,943
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,f]	194	194,076

		1,030,006

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,030,006)		1,030,006

TOTAL INVESTMENTS IN SECURITIES — 105.10%
(Cost: $16,060,593)		16,473,458
Other Assets, Less Liabilities — (5.10)%		(799,924)

NET ASSETS — 100.00%		$15,673,534

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Note 2.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

124

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® MAR 2023 CORPORATE ex-FINANCIALS ETF

July 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.19%

ADVERTISING — 0.64%
Omnicom Group Inc.
3.63%, 05/01/22[a]	$300	$304,783

		304,783
AEROSPACE & DEFENSE — 5.42%
Embraer SA
5.15%, 06/15/22[a]	100	106,750
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	650	609,928
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	700	668,287
United Technologies Corp.
3.10%, 06/01/22[a]	1,200	1,208,394

		2,593,359
AGRICULTURE — 2.10%
Altria Group Inc.
2.85%, 08/09/22	100	95,495
Philip Morris International Inc.
2.63%, 03/06/23[a]	850	815,440
Reynolds American Inc.
3.25%, 11/01/22	100	95,866

		1,006,801
AIRLINES — 0.43%
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 07/15/24	189	203,897

		203,897
AUTO MANUFACTURERS — 0.80%
Toyota Motor Credit Corp.
2.63%, 01/10/23	400	384,859

		384,859
AUTO PARTS & EQUIPMENT — 0.11%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	50	53,625

		53,625
BEVERAGES — 5.78%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	500	479,956
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	650	624,073
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	100	93,089
Diageo Investment Corp.
2.88%, 05/11/22	650	643,102
8.00%, 09/15/22	150	196,006

Security	Principal (000s)	Value

PepsiCo Inc.
2.75%, 03/01/23	$750	$727,097

		2,763,323
BIOTECHNOLOGY — 0.42%
Amgen Inc.
3.63%, 05/15/22 (Call 02/15/22)	100	102,699
Celgene Corp.
3.25%, 08/15/22	100	99,448

		202,147
CHEMICALS — 3.93%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	50	48,804
Air Products and Chemicals Inc.
2.75%, 02/03/23	100	95,887
Cabot Corp.
3.70%, 07/15/22	100	99,802
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	100	97,420
E.I. du Pont de Nemours and Co.
2.80%, 02/15/23	600	581,366
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	100	101,505
Monsanto Co.
2.20%, 07/15/22 (Call 04/15/22)	500	468,863
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	100	93,920
2.70%, 02/21/23 (Call 11/21/22)	300	290,407

		1,877,974
COMMERCIAL SERVICES — 0.20%
Catholic Health Initiatives
2.95%, 11/01/22	100	96,372

		96,372
COMPUTERS — 1.37%
Computer Sciences Corp.
4.45%, 09/15/22	50	52,291
Hewlett-Packard Co.
4.05%, 09/15/22	50	51,897
International Business Machines Corp.
1.88%, 08/01/22	600	552,761

		656,949
COSMETICS & PERSONAL CARE — 1.26%
Colgate-Palmolive Co.
1.95%, 02/01/23	550	508,572
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	100	94,297

		602,869
ELECTRIC — 7.79%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	100	97,798

125

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ex-FINANCIALS ETF

July 31, 2014

Security	Principal (000s)	Value

CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	$100	$94,984
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	200	191,006
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	100	99,470
Dominion Resources Inc. Series B
2.75%, 09/15/22 (Call 06/15/22)[a]	100	96,601
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	100	97,637
Duke Energy Progress Inc.
2.80%, 05/15/22 (Call 02/15/22)	200	197,526
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)[a]	250	258,912
Georgia Power Co.
2.85%, 05/15/22[a]	300	296,296
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	200	190,840
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	50	53,605
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	100	95,139
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	100	100,921
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)	500	482,209
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	100	100,403
Public Service Co. of Colorado
2.50%, 03/15/23 (Call 09/15/22)	500	477,124
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	100	114,692
Virginia Electric and Power Co.
2.75%, 03/15/23 (Call 12/15/22)	700	680,084

		3,725,247
ELECTRICAL COMPONENTS & EQUIPMENT — 0.40%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	200	192,937

		192,937
ELECTRONICS — 0.21%
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	100	97,896

		97,896
ENGINEERING & CONSTRUCTION — 0.21%
ABB Finance (USA) Inc.
2.88%, 05/08/22	100	98,667

		98,667
ENVIRONMENTAL CONTROL — 0.20%
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	100	97,316

		97,316

Security	Principal (000s)	Value

FOOD — 1.36%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	$100	$96,679
Kraft Foods Group Inc.
3.50%, 06/06/22	250	255,357
Sysco Corp.
2.60%, 06/12/22	200	192,538
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	100	105,552

		650,126
GAS — 0.10%
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	50	48,808

		48,808
HAND & MACHINE TOOLS — 0.20%
Stanley Black & Decker Inc.
2.90%, 11/01/22	100	97,279

		97,279
HEALTH CARE — PRODUCTS — 1.20%
Baxter International Inc.
2.40%, 08/15/22	500	472,564
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	100	100,143

		572,707
HEALTH CARE — SERVICES — 0.21%
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	100	101,091

		101,091
HOME BUILDERS — 0.42%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	200	199,185

		199,185
HOME FURNISHINGS — 0.10%
Whirlpool Corp.
3.70%, 03/01/23	50	50,040

		50,040
HOUSEHOLD PRODUCTS & WARES — 0.10%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	50	49,084

		49,084
INTERNET — 2.62%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	100	94,573

126

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ex-FINANCIALS ETF

July 31, 2014

Security	Principal (000s)	Value

Baidu Inc.
3.50%, 11/28/22[a]	$600	$585,610
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)[a]	600	574,527

		1,254,710
IRON & STEEL — 0.66%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	300	314,727

		314,727
LODGING — 0.15%
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	75	72,891

		72,891
MACHINERY — 3.15%
Caterpillar Financial Services Corp.
2.63%, 03/01/23	300	287,601
2.85%, 06/01/22[a]	150	148,036
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	350	339,278
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	750	730,224

		1,505,139
MANUFACTURING — 3.96%
3M Co.
2.00%, 06/26/22	350	330,298
Eaton Corp.
2.75%, 11/02/22	200	192,402
General Electric Co.
2.70%, 10/09/22	1,200	1,171,548
Parker Hannifin Corp.
3.50%, 09/15/22	100	101,850
Pentair Finance SA
3.15%, 09/15/22 (Call 06/15/22)	100	97,136

		1,893,234
MEDIA — 4.07%
21st Century Fox America Inc.
3.00%, 09/15/22	100	98,164
Comcast Corp.
2.85%, 01/15/23[a]	750	741,162
3.13%, 07/15/22	200	202,623
Time Warner Entertainment Co. LP
8.38%, 03/15/23	100	133,984
Time Warner Inc.
3.40%, 06/15/22[a]	100	101,110
Viacom Inc.
3.25%, 03/15/23 (Call 12/15/22)	100	98,452
Walt Disney Co. (The)
2.35%, 12/01/22	600	574,045

		1,949,540

Security	Principal (000s)	Value

METAL FABRICATE & HARDWARE — 1.00%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	$500	$476,797

		476,797
MINING — 2.15%
Barrick Gold Corp.
3.85%, 04/01/22[a]	100	99,022
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	300	297,590
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	50	49,169
Rio Tinto Finance (USA) PLC
2.88%, 08/21/22 (Call 05/21/22)[a]	550	535,907
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)	50	48,132

		1,029,820
OIL & GAS — 13.69%
BP Capital Markets PLC
2.50%, 11/06/22	1,100	1,042,232
3.25%, 05/06/22	150	150,674
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	1,100	1,051,189
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	500	478,329
Continental Resources Inc.
5.00%, 09/15/22 (Call 03/15/17)[a]	250	270,000
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	100	100,407
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	750	717,782
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	100	96,280
Murphy Oil Corp.
3.70%, 12/01/22 (Call 09/01/22)	100	98,174
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	800	769,804
Phillips 66
4.30%, 04/01/22	100	106,520
Shell International Finance BV
2.25%, 01/06/23	700	656,705
2.38%, 08/21/22	400	383,925
Total Capital International SA
2.70%, 01/25/23	550	531,747
Transocean Inc.
3.80%, 10/15/22 (Call 07/15/22)	100	96,846

		6,550,614
OIL & GAS SERVICES — 2.33%
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	100	98,534
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	950	912,027
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	100	105,846

		1,116,407

127

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ex-FINANCIALS ETF

July 31, 2014

Security	Principal (000s)	Value

PHARMACEUTICALS — 9.12%
AbbVie Inc.
2.90%, 11/06/22[a]	$350	$337,994
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	100	97,825
Allergan Inc.
2.80%, 03/15/23 (Call 12/15/22)	250	224,241
Bristol-Myers Squibb Co.
2.00%, 08/01/22	400	369,338
Cardinal Health Inc.
3.20%, 03/15/23	300	296,452
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	550	531,944
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	575	565,565
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	100	95,854
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	500	479,251
Novartis Capital Corp.
2.40%, 09/21/22	1,000	956,324
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22[a]	300	287,280
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	125	122,640

		4,364,708
PIPELINES — 3.17%
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	100	98,282
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	400	398,300
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)[a]	100	96,132
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	100	98,704
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	100	95,694
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	100	97,638
TransCanada PipeLines Ltd.
2.50%, 08/01/22	500	476,875
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	150	154,612

		1,516,237
REAL ESTATE INVESTMENT TRUSTS — 0.31%
American Tower Corp.
3.50%, 01/31/23	150	146,878

		146,878
RETAIL — 1.56%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	50	51,183
CVS Caremark Corp.
2.75%, 12/01/22 (Call 09/01/22)	50	48,084
Darden Restaurants Inc.
3.35%, 11/01/22 (Call 08/01/22)	50	49,434

Security	Principal (000s)	Value

Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	$400	$404,284
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	50	47,750
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[a]	50	49,430
Walgreen Co.
3.10%, 09/15/22	100	97,823

		747,988
SEMICONDUCTORS — 2.60%
Broadcom Corp.
2.50%, 08/15/22	400	375,163
Intel Corp.
2.70%, 12/15/22	800	773,168
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	100	96,906

		1,245,237
SOFTWARE — 3.40%
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)	100	98,301
Microsoft Corp.
2.13%, 11/15/22	400	379,892
Oracle Corp.
2.50%, 10/15/22	1,200	1,150,793

		1,628,986
TELECOMMUNICATIONS — 7.01%
America Movil SAB de CV
3.13%, 07/16/22	900	876,187
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)[a]	850	809,744
Motorola Solutions Inc.
3.50%, 03/01/23	100	96,263
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	100	103,680
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	350	327,479
Vodafone Group PLC
2.50%, 09/26/22	500	468,223
2.95%, 02/19/23	700	672,318

		3,353,894
TEXTILES — 0.21%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	100	99,578

		99,578
TRANSPORTATION — 2.07%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	100	97,771
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	125	117,294
FedEx Corp.
2.63%, 08/01/22	50	47,852

128

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ex-FINANCIALS ETF

July 31, 2014

Security	Principal or Shares (000s)	Value

Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	$100	$96,930
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	100	99,268
United Parcel Service Inc.
2.45%, 10/01/22	550	530,597

		989,712

TOTAL CORPORATE BONDS & NOTES
(Cost: $47,969,397)		46,984,438

SHORT-TERM INVESTMENTS — 14.65%

MONEY MARKET FUNDS — 14.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	5,692	5,692,155
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	594	593,610
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	723	722,715

		7,008,480

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,008,480)		7,008,480

TOTAL INVESTMENTS IN SECURITIES — 112.84%
(Cost: $54,977,877)		53,992,918
Other Assets, Less Liabilities — (12.84)%		(6,143,141)

NET ASSETS — 100.00%		$47,849,777

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

129

Schedule of Investments  (Unaudited)

iSHARES® INDUSTRIALS BOND ETF

July 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 94.92%

ADVERTISING — 0.17%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$17	$16,915

		16,915
AEROSPACE & DEFENSE — 2.99%
Boeing Co. (The)
6.00%, 03/15/19	50	58,264
General Dynamics Corp.
1.00%, 11/15/17	34	33,472
L-3 Communications Corp.
3.95%, 05/28/24 (Call 02/28/24)	25	24,780
Lockheed Martin Corp.
3.35%, 09/15/21	17	17,579
4.07%, 12/15/42	17	16,324
Northrop Grumman Corp.
3.25%, 08/01/23	26	25,643
3.50%, 03/15/21	13	13,444
Raytheon Co.
3.13%, 10/15/20	26	26,631
United Technologies Corp.
1.80%, 06/01/17	26	26,429
4.50%, 06/01/42	26	27,036
5.70%, 04/15/40	26	31,654

		301,256
AGRICULTURE — 2.22%
Altria Group Inc.
4.50%, 05/02/43	17	16,122
9.70%, 11/10/18	38	49,335
10.20%, 02/06/39	5	8,387
Archer-Daniels-Midland Co.
4.48%, 03/01/21	25	27,493
Lorillard Tobacco Co.
8.13%, 05/01/40	13	17,749
Philip Morris International Inc.
2.90%, 11/15/21	76	75,806
Reynolds American Inc.
6.75%, 06/15/17	25	28,459

		223,351
AIRLINES — 0.33%
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 11/07/21	30	33,083

		33,083
AUTO MANUFACTURERS — 1.28%
Daimler Finance North America LLC
8.50%, 01/18/31	17	25,456

Security	Principal (000s)	Value

Ford Motor Co.
7.45%, 07/16/31	$13	$17,175
Toyota Motor Credit Corp.
2.00%, 09/15/16	50	51,177
3.40%, 09/15/21	34	35,178

		128,986
AUTO PARTS & EQUIPMENT — 0.40%
Johnson Controls Inc.
5.50%, 01/15/16	38	40,603

		40,603
BEVERAGES — 3.32%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	26	25,671
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	26	24,963
3.75%, 07/15/42	26	23,908
8.20%, 01/15/39	26	39,842
Coca-Cola Co. (The)
3.20%, 11/01/23	34	34,192
3.30%, 09/01/21	26	26,984
Diageo Capital PLC
4.83%, 07/15/20	50	56,176
PepsiCo Inc.
2.50%, 05/10/16	76	78,398
4.00%, 03/05/42	26	24,729

		334,863
BIOTECHNOLOGY — 1.54%
Amgen Inc.
5.15%, 11/15/41 (Call 05/15/41)	50	53,771
5.85%, 06/01/17	50	55,824
Gilead Sciences Inc.
3.70%, 04/01/24 (Call 01/01/24)	17	17,409
4.40%, 12/01/21 (Call 09/01/21)	26	28,466

		155,470
BUILDING MATERIALS — 0.37%
CRH America Inc.
6.00%, 09/30/16	34	37,446

		37,446
CHEMICALS — 2.63%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	26	25,378
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	13	12,779
CF Industries Inc.
6.88%, 05/01/18	26	30,282
Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	38	36,224
8.55%, 05/15/19	13	16,570
E.I. du Pont de Nemours and Co.
2.80%, 02/15/23	13	12,596
Eastman Chemical Co.
4.80%, 09/01/42 (Call 03/01/42)	13	13,051
Ecolab Inc.
5.50%, 12/08/41	26	29,868

130

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

July 31, 2014

Security	Principal (000s)	Value

LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	$17	$17,706
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)	17	17,807
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)	17	17,238
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	38	35,690

		265,189
COMMERCIAL SERVICES — 1.18%
President and Fellows of Harvard College (The)
6.30%, 10/01/37 (Call 04/01/16)	50	54,375
Princeton University Series A
4.95%, 03/01/19	8	9,007
Western Union Co. (The)
5.25%, 04/01/20	13	14,262
5.93%, 10/01/16	38	41,525

		119,169
COMPUTERS — 3.85%
Apple Inc.
1.00%, 05/03/18	34	33,116
2.40%, 05/03/23	50	47,117
3.45%, 05/06/24	25	25,146
Computer Sciences Corp.
4.45%, 09/15/22	17	17,779
EMC Corp.
3.38%, 06/01/23 (Call 03/01/23)	26	25,839
Hewlett-Packard Co.
4.30%, 06/01/21	50	53,322
4.65%, 12/09/21	17	18,454
International Business Machines Corp.
1.95%, 07/22/16	100	102,392
4.00%, 06/20/42	28	26,712
5.60%, 11/30/39	3	3,622
Seagate HDD Cayman
3.75%, 11/15/18[a]	34	34,425

		387,924
COSMETICS & PERSONAL CARE — 1.16%
Avon Products Inc.
5.00%, 03/15/23[b]	26	25,361
Colgate-Palmolive Co.
2.10%, 05/01/23	17	15,819
Procter & Gamble Co. (The)
1.45%, 08/15/16	26	26,390
1.60%, 11/15/18	34	33,808
5.55%, 03/05/37	13	15,750

		117,128
DIVERSIFIED FINANCIAL SERVICES — 1.25%
Ford Motor Credit Co. LLC
8.13%, 01/15/20	100	126,433

		126,433

Security	Principal (000s)	Value

ELECTRICAL COMPONENTS & EQUIPMENT — 0.27%
Energizer Holdings Inc.
4.70%, 05/24/22	$26	$26,789

		26,789
ELECTRONICS — 1.44%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	13	13,054
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	17	17,335
Honeywell International Inc.
4.25%, 03/01/21	34	37,290
Koninklijke Philips NV
5.75%, 03/11/18	34	38,601
Thermo Fisher Scientific Inc.
3.60%, 08/15/21 (Call 05/15/21)	38	39,253

		145,533
ENGINEERING & CONSTRUCTION — 0.13%
ABB Finance (USA) Inc.
4.38%, 05/08/42	13	13,127

		13,127
ENVIRONMENTAL CONTROL — 1.01%
Republic Services Inc.
3.80%, 05/15/18	34	36,148
5.00%, 03/01/20	30	33,295
Waste Management Inc.
6.13%, 11/30/39	26	32,510

		101,953
FOOD — 2.82%
ConAgra Foods Inc.
4.65%, 01/25/43 (Call 07/25/42)	34	33,713
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19	26	27,413
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	26	26,401
Kraft Foods Group Inc.
3.50%, 06/06/22	26	26,557
5.00%, 06/04/42	26	27,689
Kroger Co. (The)
6.15%, 01/15/20	50	58,261
Mondelez International Inc.
6.50%, 02/09/40	25	31,984
Safeway Inc.
3.95%, 08/15/20	25	25,250
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	26	27,443

		284,711
FOREST PRODUCTS & PAPER — 0.54%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	26	26,585
International Paper Co.
6.00%, 11/15/41 (Call 05/15/41)	13	15,025

131

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

July 31, 2014

Security	Principal (000s)	Value

Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	$13	$12,332

		53,942
HEALTH CARE — PRODUCTS — 2.05%
Baxter International Inc.
2.40%, 08/15/22	26	24,573
Becton, Dickinson and Co.
3.13%, 11/08/21	38	38,835
Boston Scientific Corp.
6.00%, 01/15/20	38	43,785
Covidien International Finance SA
6.00%, 10/15/17	26	29,468
Medtronic Inc.
3.13%, 03/15/22 (Call 12/15/21)	26	26,113
4.50%, 03/15/42 (Call 09/15/41)	26	26,599
Stryker Corp.
2.00%, 09/30/16	17	17,386

		206,759
HEALTH CARE — SERVICES — 0.38%
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	13	13,142
Quest Diagnostics Inc.
4.25%, 04/01/24 (Call 01/01/24)[b]	25	25,429

		38,571
HOME BUILDERS — 0.26%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	26	25,894

		25,894
HOME FURNISHINGS — 0.19%
Whirlpool Corp.
4.00%, 03/01/24	19	19,213

		19,213
HOUSEHOLD PRODUCTS & WARES — 0.57%
Kimberly-Clark Corp.
6.13%, 08/01/17	50	56,972

		56,972
INTERNET — 0.78%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	13	12,294
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)[b]	13	12,448
Google Inc.
3.63%, 05/19/21	26	27,703
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	26	26,508

		78,953
IRON & STEEL — 1.12%
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)[b]	26	25,443

Security	Principal (000s)	Value

Vale Overseas Ltd.
5.63%, 09/15/19[b]	$50	$56,169
8.25%, 01/17/34[b]	25	31,326

		112,938
LODGING — 0.39%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	13	12,720
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	26	26,561

		39,281
MACHINERY — 1.27%
Caterpillar Financial Services Corp.
7.15%, 02/15/19	67	81,453
Caterpillar Inc.
3.80%, 08/15/42	17	15,751
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	26	24,791
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	6	5,814

		127,809
MANUFACTURING — 2.17%
3M Co.
2.00%, 06/26/22	26	24,537
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	6	5,975
Eaton Corp.
2.75%, 11/02/22	26	25,012
General Electric Co.
0.85%, 10/09/15	17	17,053
4.13%, 10/09/42	13	12,894
5.25%, 12/06/17	101	113,193
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	13	12,168
Pentair Finance SA
2.65%, 12/01/19	8	7,973

		218,805
MEDIA — 6.37%
21st Century Fox America Inc.
3.00%, 09/15/22	34	33,376
6.65%, 11/15/37	38	47,764
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	30	29,896
Comcast Corp.
2.85%, 01/15/23[b]	26	25,694
4.25%, 01/15/33	27	27,647
4.65%, 07/15/42	25	25,941
6.95%, 08/15/37	26	35,288
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	50	51,288
6.00%, 08/15/40 (Call 05/15/40)	25	28,784
Discovery Communications LLC
3.25%, 04/01/23[b]	34	33,024
Grupo Televisa SAB de CV CPO
6.63%, 01/15/40	17	20,661
NBCUniversal Media LLC
5.15%, 04/30/20	26	29,610

132

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

July 31, 2014

Security	Principal (000s)	Value

Thomson Reuters Corp.
4.30%, 11/23/23 (Call 08/23/23)	$17	$17,661
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	50	52,851
7.30%, 07/01/38	38	50,735
Time Warner Inc.
7.70%, 05/01/32	63	87,420
Viacom Inc.
6.88%, 04/30/36	26	32,844
Walt Disney Co. (The)
3.70%, 12/01/42	13	12,022

		642,506
MINING — 3.52%
Barrick North America Finance LLC
4.40%, 05/30/21	25	26,033
5.75%, 05/01/43	13	13,343
BHP Billiton Finance (USA) Ltd.
2.88%, 02/24/22	38	37,683
3.85%, 09/30/23	25	26,061
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	38	37,695
5.45%, 03/15/43 (Call 09/15/42)	13	13,430
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[b]	26	24,890
4.88%, 03/15/42 (Call 09/15/41)	13	11,542
Rio Tinto Finance (USA) Ltd.
3.75%, 09/20/21	67	70,254
Rio Tinto Finance (USA) PLC
4.13%, 08/21/42 (Call 02/21/42)[b]	17	16,057
Southern Copper Corp.
5.38%, 04/16/20	26	28,754
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[b]	38	36,581
5.20%, 03/01/42 (Call 09/01/41)	13	12,266

		354,589
OFFICE & BUSINESS EQUIPMENT — 0.25%
Pitney Bowes Inc.
5.75%, 09/15/17	6	6,674
Xerox Corp.
4.50%, 05/15/21	17	18,254

		24,928
OIL & GAS — 9.88%
Anadarko Finance Co.
7.50%, 05/01/31	26	35,276
Anadarko Petroleum Corp.
6.38%, 09/15/17	38	43,409
Apache Corp.
5.10%, 09/01/40 (Call 03/01/40)	26	28,172
BP Capital Markets PLC
1.38%, 11/06/17	50	49,824
4.74%, 03/11/21	50	55,507
Canadian Natural Resources Ltd.
3.80%, 04/15/24	17	17,319
Cenovus Energy Inc.
6.75%, 11/15/39	17	21,782
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	38	37,614

Security	Principal (000s)	Value

ConocoPhillips
6.50%, 02/01/39	$50	$65,883
Devon Energy Corp.
2.40%, 07/15/16 (Call 06/15/16)	26	26,753
5.60%, 07/15/41 (Call 01/15/41)	26	29,762
Encana Corp.
6.50%, 02/01/38	26	32,340
Ensco PLC
4.70%, 03/15/21	25	27,130
Hess Corp.
5.60%, 02/15/41	26	29,682
Husky Energy Inc.
7.25%, 12/15/19	25	30,684
Marathon Oil Corp.
6.60%, 10/01/37	13	16,606
Noble Holding International Ltd.
5.25%, 03/15/42	10	10,259
Occidental Petroleum Corp.
1.75%, 02/15/17	38	38,564
Phillips 66
4.30%, 04/01/22	50	53,260
Shell International Finance BV
0.63%, 12/04/15	50	49,978
6.38%, 12/15/38	26	34,077
Suncor Energy Inc.
6.50%, 06/15/38	38	48,302
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	38	39,006
Total Capital Canada Ltd.
2.75%, 07/15/23	26	25,078
Total Capital International SA
1.50%, 02/17/17	26	26,243
3.75%, 04/10/24	34	35,118
Transocean Inc.
6.38%, 12/15/21	50	56,598
Valero Energy Corp.
6.63%, 06/15/37	26	31,700

		995,926
OIL & GAS SERVICES — 0.89%
Halliburton Co.
7.45%, 09/15/39	13	18,826
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	26	24,961
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	13	13,760
9.63%, 03/01/19	25	32,469

		90,016
PHARMACEUTICALS — 6.23%
Abbott Laboratories
5.30%, 05/27/40	26	30,644
AbbVie Inc.
1.75%, 11/06/17	26	25,995
4.40%, 11/06/42	26	25,284
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	13	12,583
Allergan Inc.
3.38%, 09/15/20	10	9,873
AstraZeneca PLC
4.00%, 09/18/42	13	12,257
5.90%, 09/15/17	26	29,514

133

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

July 31, 2014

Security	Principal (000s)	Value

Bristol-Myers Squibb Co.
3.25%, 08/01/42	$13	$10,690
Cardinal Health Inc.
3.20%, 03/15/23	17	16,799
Eli Lilly and Co.
5.20%, 03/15/17	50	55,112
Express Scripts Holding Co.
3.13%, 05/15/16	50	51,917
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	26	33,506
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	13	12,787
Johnson & Johnson
5.95%, 08/15/37	26	33,799
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	26	24,758
Merck & Co. Inc.
6.55%, 09/15/37	38	50,217
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	17	17,546
Novartis Capital Corp.
4.40%, 05/06/44	17	17,680
Pfizer Inc.
7.20%, 03/15/39	38	53,505
Sanofi
4.00%, 03/29/21	25	26,955
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	50	51,402
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	26	25,509

		628,332
PIPELINES — 6.10%
Energy Transfer Partners LP
5.15%, 02/01/43 (Call 08/01/42)	35	35,134
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	25	24,894
4.85%, 03/15/44 (Call 09/15/43)	50	51,551
Kinder Morgan Energy Partners LP
5.00%, 08/15/42 (Call 02/15/42)	25	24,186
5.50%, 03/01/44 (Call 09/01/43)	25	25,834
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (Call 11/01/20)	75	83,726
Southern Natural Gas Co. LLC
5.90%, 04/01/17[a]	125	137,918
TransCanada PipeLines Ltd.
2.50%, 08/01/22	125	119,219
4.63%, 03/01/34 (Call 12/01/33)	25	26,247
Williams Companies Inc. (The)
7.88%, 09/01/21	50	61,331
Williams Partners LP
4.90%, 01/15/45 (Call 10/15/44)	25	24,865

		614,905
REAL ESTATE INVESTMENT TRUSTS — 0.60%
American Tower Corp.
3.50%, 01/31/23	38	37,209
Weyerhaeuser Co.
7.38%, 03/15/32	17	22,942

		60,151

Security	Principal (000s)	Value

RETAIL — 5.66%
Costco Wholesale Corp.
1.70%, 12/15/19	$17	$16,607
CVS Caremark Corp.
5.75%, 06/01/17	50	55,982
6.13%, 09/15/39	26	32,163
Home Depot Inc. (The)
3.75%, 02/15/24 (Call 11/15/23)	17	17,693
4.40%, 04/01/21 (Call 01/01/21)	26	28,816
5.88%, 12/16/36	26	32,086
Kohl’s Corp.
4.75%, 12/15/23 (Call 09/15/23)	17	18,021
Lowe’s Companies Inc.
3.80%, 11/15/21 (Call 08/15/21)	50	53,079
3.88%, 09/15/23 (Call 06/15/23)[b]	17	17,842
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	13	12,415
4.38%, 09/01/23 (Call 06/01/23)	17	17,978
McDonald’s Corp.
3.63%, 05/01/43	17	15,366
5.35%, 03/01/18	50	56,434
QVC Inc.
4.85%, 04/01/24	17	17,598
Target Corp.
4.00%, 07/01/42	34	31,960
Wal-Mart Stores Inc.
5.63%, 04/15/41	26	31,418
6.50%, 08/15/37	63	83,090
Walgreen Co.
3.10%, 09/15/22[b]	26	25,434
Yum! Brands Inc.
6.88%, 11/15/37	5	6,392

		570,374
SEMICONDUCTORS — 0.86%
Intel Corp.
3.30%, 10/01/21	59	60,946
Texas Instruments Inc.
1.65%, 08/03/19	26	25,365

		86,311
SOFTWARE — 1.86%
Fidelity National Information Services Inc.
5.00%, 03/15/22 (Call 03/15/17)	13	13,778
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	13	12,964
Microsoft Corp.
1.63%, 09/25/15	50	50,697
2.13%, 11/15/22	26	24,693
3.75%, 05/01/43 (Call 11/01/42)	13	11,878
Oracle Corp.
2.50%, 10/15/22	26	24,934
5.38%, 07/15/40	26	29,618
5.75%, 04/15/18	17	19,398

		187,960
TELECOMMUNICATIONS — 10.90%
America Movil SAB de CV
6.38%, 03/01/35[b]	25	30,245

134

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

July 31, 2014

Security	Principal (000s)	Value

AT&T Inc.
2.30%, 03/11/19	$34	$34,167
2.40%, 08/15/16	84	86,509
3.88%, 08/15/21	26	27,453
4.35%, 06/15/45 (Call 12/15/44)	38	35,818
5.55%, 08/15/41	26	29,003
6.30%, 01/15/38	26	31,312
British Telecommunications PLC
9.63%, 12/15/30	26	41,138
Cisco Systems Inc.
5.50%, 01/15/40	13	14,992
5.90%, 02/15/39	26	31,709
Corning Inc.
4.75%, 03/15/42	13	13,931
Deutsche Telekom International Finance BV
8.75%, 06/15/30	26	37,967
Juniper Networks Inc.
3.10%, 03/15/16	34	34,919
Motorola Solutions Inc.
3.50%, 03/01/23	17	16,365
Orange
2.75%, 09/14/16	38	39,320
9.00%, 03/01/31	9	13,485
Qwest Corp.
6.75%, 12/01/21	25	28,812
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[b]	34	35,080
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	17	17,626
Telefonica Emisiones SAU
5.46%, 02/16/21	59	66,380
Verizon Communications Inc.
2.00%, 11/01/16	26	26,514
2.50%, 09/15/16	67	69,136
3.85%, 11/01/42 (Call 05/01/42)	50	43,642
6.40%, 09/15/33	100	123,979
6.40%, 02/15/38	26	31,685
7.75%, 12/01/30	59	81,307
Vodafone Group PLC
2.95%, 02/19/23	26	24,972
6.15%, 02/27/37	26	30,788

		1,098,254
TRANSPORTATION — 3.72%
Burlington Northern Santa Fe LLC
3.75%, 04/01/24 (Call 01/01/24)	25	25,662
7.00%, 12/15/25	50	64,078
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	50	50,132
CSX Corp.
4.75%, 05/30/42 (Call 11/30/41)	26	27,292
7.38%, 02/01/19	26	31,539
FedEx Corp.
4.10%, 04/15/43	17	15,821
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	26	25,825
4.84%, 10/01/41	26	27,558
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	34	36,852
4.25%, 04/15/43 (Call 10/15/42)[b]	13	12,970

Security	Principal or Shares (000s)	Value

United Parcel Service Inc.
5.13%, 04/01/19	$50	$56,790

		374,519

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,550,159)		9,567,837

SHORT-TERM INVESTMENTS — 8.42%

MONEY MARKET FUNDS — 8.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	409	408,712
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	43	42,623
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	397	397,318

		848,653

TOTAL SHORT-TERM INVESTMENTS
(Cost: $848,653)		848,653

TOTAL INVESTMENTS IN SECURITIES — 103.34%
(Cost: $10,398,812)		10,416,490
Other Assets, Less Liabilities — (3.34)%		(336,920)

NET ASSETS — 100.00%		$10,079,570

CPO	— Certificates of Participation (Ordinary)

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

135

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

July 31, 2014

Security	Principal (000s)		Value

FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES — 97.94%

AUSTRALIA — 3.90%
Australia Government Bond
1.25%, 02/21/22[a]	AUD	582	$584,524
2.00%, 08/21/35[a]	AUD	230	237,369
2.50%, 09/20/30[a]	AUD	394	471,203
3.00%, 09/20/25[a]	AUD	1,067	1,347,172
4.00%, 08/20/20	AUD	1,184	2,083,086

			4,723,354
BRAZIL — 12.79%
Brazil Notas do Tesouro Nacional Serie B
5.81%, 05/15/15	BRL	674	739,423
5.81%, 05/15/17	BRL	786	867,748
5.81%, 05/15/19	BRL	300	329,326
5.81%, 05/15/35	BRL	1,078	1,163,735
5.81%, 05/15/45	BRL	1,094	1,171,922
6.01%, 08/15/14	BRL	1,901	2,054,799
6.01%, 08/15/16	BRL	550	605,472
6.01%, 08/15/18	BRL	500	548,983
6.01%, 08/15/20	BRL	2,925	3,202,960
6.01%, 08/15/22	BRL	550	599,548
6.01%, 08/15/24	BRL	827	898,721
6.01%, 08/15/30	BRL	350	378,338
6.01%, 08/15/40	BRL	400	429,587
6.01%, 08/15/50	BRL	2,320	2,483,079

			15,473,641
CANADA — 4.38%
Canadian Government Bond
1.25%, 12/01/47	CAD	35	36,663
1.50%, 12/01/44	CAD	744	830,939
2.00%, 12/01/41	CAD	1,025	1,264,625
3.00%, 12/01/36	CAD	288	403,015
4.00%, 12/01/31	CAD	582	858,602
4.25%, 12/01/21	CAD	127	153,894
4.25%, 12/01/26	CAD	1,290	1,753,496

			5,301,234
CHILE — 4.36%
Bonos de la Tesoreria de la Republica
2.98%, 01/01/30	CLP	192,498	378,175
2.98%, 01/01/40	CLP	312,810	642,610
2.99%, 03/01/27	CLP	120,311	235,458
3.00%, 08/01/24	CLP	192,498	425,098
3.04%, 03/01/38	CLP	120,311	244,284
4.78%, 09/01/15	CLP	96,249	170,327
Bonos del Banco Central Chile en UF
2.99%, 03/01/18	CLP	120,311	223,717
3.00%, 02/01/16	CLP	168,436	305,279
Bonos del Banco Central de Chile en UF
2.98%, 07/01/17	CLP	96,249	176,055
3.00%, 02/01/21	CLP	1,142,958	2,192,431
3.56%, 05/01/28	CLP	144,374	283,530

			5,276,964

Security	Principal (000s)		Value

COLOMBIA — 2.65%
Colombian TES
3.00%, 03/25/33	COP	298,767	$138,974
3.50%, 03/10/21	COP	3,201,080	1,711,069
4.75%, 02/23/23	COP	320,108	186,048
7.00%, 02/25/15	COP	2,134,053	1,168,124

			3,204,215
DENMARK — 0.83%
Denmark I/L Government Bond
0.10%, 11/15/23	DKK	5,514	1,002,631

			1,002,631
FRANCE — 12.72%
France Government Bond OAT
0.10%, 07/25/21	EUR	1	1,400
0.25%, 07/25/18	EUR	167	230,350
0.25%, 07/25/24	EUR	51	70,169
1.00%, 07/25/17	EUR	1,318	1,842,904
1.10%, 07/25/22	EUR	2,357	3,511,212
1.30%, 07/25/19	EUR	883	1,294,285
1.60%, 07/25/15	EUR	890	1,215,366
1.80%, 07/25/40	EUR	304	529,415
1.85%, 07/25/27	EUR	120	195,072
2.10%, 07/25/23	EUR	308	498,997
2.25%, 07/25/20	EUR	340	530,844
3.15%, 07/25/32	EUR	1,422	2,806,117
3.40%, 07/25/29	EUR	585	1,150,163
French Treasury Note BTAN
0.45%, 07/25/16	EUR	1,113	1,515,230

			15,391,524
GERMANY — 4.51%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.75%, 04/15/18	EUR	871	1,217,576
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 04/15/23	EUR	909	1,264,366
0.50%, 04/15/30	EUR	101	144,452
1.50%, 04/15/16	EUR	1,005	1,377,250
1.75%, 04/15/20	EUR	959	1,455,156

			5,458,800
ISRAEL — 4.51%
Israel Government Bond — CPI Linked
1.75%, 09/29/23	ILS	750	244,861
2.75%, 09/30/22	ILS	250	89,359
2.75%, 08/30/41	ILS	935	355,550
3.50%, 04/30/18	ILS	3,518	1,376,566
4.00%, 05/30/36	ILS	1,914	962,149
Israel Government Bond — Galil
4.00%, 07/30/21	ILS	1,100	526,906
4.00%, 07/31/24	ILS	1,951	929,929
5.00%, 04/30/15	ILS	2,422	977,857

			5,463,177

136

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

July 31, 2014

Security	Principal (000s)		Value

ITALY — 8.77%
Italy Buoni Poliennali Del Tesoro
1.70%, 09/15/18	EUR	228	$320,555
2.10%, 09/15/16	EUR	498	691,562
2.10%, 09/15/17[a]	EUR	2,580	3,636,275
2.10%, 09/15/21[a]	EUR	472	683,037
2.35%, 09/15/19[a]	EUR	843	1,229,613
2.35%, 09/15/24[b]	EUR	277	400,883
2.35%, 09/15/35[a]	EUR	929	1,305,462
2.55%, 09/15/41[a]	EUR	445	616,802
2.60%, 09/15/23[a]	EUR	1,008	1,494,703
3.10%, 09/15/26[a]	EUR	150	230,860

			10,609,752
JAPAN — 3.69%
Japanese Government CPI Linked Bond
0.10%, 09/10/23	JPY	74,686	787,239
0.10%, 03/10/24	JPY	63,777	673,490
1.10%, 09/10/16	JPY	41,818	445,466
1.20%, 12/10/17	JPY	187,690	2,062,331
1.40%, 03/10/18	JPY	12,060	134,270
1.40%, 06/10/18	JPY	32,429	361,219

			4,464,015
MEXICO — 4.33%
Mexican Udibonos
2.50%, 12/10/20	MXN	21,415	1,680,016
3.50%, 12/14/17	MXN	1,109	91,378
4.00%, 11/15/40	MXN	16,056	1,352,601
4.50%, 12/18/14	MXN	3,283	253,941
4.50%, 12/04/25	MXN	2,056	187,027
4.50%, 11/22/35	MXN	8,414	759,471
5.00%, 06/16/16	MXN	8,998	743,308
United Mexican States
4.00%, 06/13/19	MXN	2,056	174,783

			5,242,525
NEW ZEALAND — 1.17%
New Zealand Government Bond
2.00%, 09/20/25	NZD	827	690,230
3.00%, 09/20/30	NZD	525	469,491
4.50%, 02/15/16	NZD	190	250,968

			1,410,689
POLAND — 0.33%
Poland Government Bond
2.75%, 08/25/23	PLN	835	289,513
3.00%, 08/24/16	PLN	332	109,919

			399,432
SOUTH AFRICA — 4.18%
South Africa Government Bond — CPI Linked
2.00%, 01/31/25	ZAR	3,384	319,929

Security	Principal (000s)		Value

2.25%, 01/31/38	ZAR	1,748	$170,587
2.50%, 01/31/17	ZAR	721	69,626
2.50%, 03/31/46	ZAR	2,126	223,579
2.50%, 12/31/50	ZAR	3,517	356,744
2.60%, 03/31/28	ZAR	4,842	486,457
2.75%, 01/31/22	ZAR	6,823	679,791
3.45%, 12/07/33	ZAR	13,570	1,564,543
5.50%, 12/07/23	ZAR	9,653	1,182,382

			5,053,638
SOUTH KOREA — 1.45%
Inflation Linked Korea Treasury Bond
1.50%, 06/10/21	KRW	1,129,582	1,124,464
2.75%, 03/10/17	KRW	280,587	285,070
2.75%, 06/10/20	KRW	321,941	341,518

			1,751,052
SPAIN — 0.58%
Spain Government Inflation Linked Bond
1.80%, 11/30/24[b]	EUR	502	704,894

			704,894
SWEDEN — 4.38%
Sweden Inflation Linked Bond
0.25%, 06/01/22	SEK	3,665	549,107
0.50%, 06/01/17	SEK	2,000	309,747
1.00%, 06/01/25	SEK	2,300	359,891
3.50%, 12/01/15	SEK	6,965	1,301,585
3.50%, 12/01/28	SEK	7,610	1,948,156
4.00%, 12/01/20	SEK	3,515	830,067

			5,298,553
THAILAND — 0.73%
Thailand Government Bond
1.20%, 07/14/21[a]	THB	29,102	879,137

			879,137
TURKEY — 4.50%
Turkey Government Bond
1.00%, 05/03/23	TRY	708	305,562
2.00%, 10/26/22	TRY	2,170	1,016,720
2.40%, 05/08/24	TRY	398	193,316
2.80%, 11/08/23	TRY	378	189,361
3.00%, 01/06/21	TRY	3,075	1,527,914
3.00%, 08/02/23	TRY	383	194,190
4.00%, 04/01/20	TRY	1,547	805,875
7.00%, 10/01/14	TRY	2,597	1,210,744

			5,443,682
UNITED KINGDOM — 13.18%
United Kingdom Gilt Inflation Linked
0.13%, 11/22/19[a]	GBP	128	227,227
0.13%, 03/22/24[a]	GBP	312	546,582
0.13%, 03/22/29[a]	GBP	1	1,876
0.13%, 03/22/44[a]	GBP	185	329,086
0.13%, 03/22/68[a]	GBP	184	351,667

137

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

July 31, 2014

Security	Principal or Shares (000s)		Value

0.25%, 03/22/52[a]	GBP	54	$102,260
0.38%, 03/22/62[a]	GBP	454	947,923
0.50%, 03/22/50[a]	GBP	1	2,454
0.63%, 03/22/40[a]	GBP	184	367,560
0.63%, 11/22/42[a]	GBP	249	508,388
0.75%, 11/22/47[a]	GBP	179	387,465
1.13%, 11/22/37[a]	GBP	228	493,827
1.25%, 11/22/17[a]	GBP	443	811,436
1.25%, 11/22/27[a]	GBP	105	211,789
1.25%, 11/22/32[a]	GBP	468	990,021
1.25%, 11/22/55[a]	GBP	907	2,404,786
1.88%, 11/22/22[a]	GBP	679	1,374,655
2.00%, 01/26/35[a]	GBP	624	2,191,607
2.50%, 07/26/16[a]	GBP	203	1,145,130
2.50%, 04/16/20[a]	GBP	1	6,104
2.50%, 07/17/24[a]	GBP	206	1,147,825
4.13%, 07/22/30[a]	GBP	263	1,397,474

			15,947,142

TOTAL FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES
(Cost: $120,878,609)			118,500,051

U.S. GOVERNMENT OBLIGATIONS — 0.22%
U.S. Treasury Inflation-Indexed Bonds
0.63%, 01/15/24	USD	255	262,992

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $255,664)			262,992

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]		97	97,400

			97,400

TOTAL SHORT-TERM INVESTMENTS
(Cost: $97,400)			97,400

TOTAL INVESTMENTS IN SECURITIES — 98.24%
(Cost: $121,231,673)			118,860,443
Other Assets, Less Liabilities — 1.76%			2,132,932

NET ASSETS — 100.00%			$120,993,375

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
DKK	— Danish Krone

EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

138

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2014

Security	Principal (000s)		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.62%

AUSTRALIA — 4.53%
Australia Government Bond
2.75%, 10/21/19	AUD	350	$320,075
2.75%, 04/21/24	AUD	1,125	980,804
3.25%, 10/21/18	AUD	250	235,388
3.25%, 04/21/25[a]	AUD	900	811,235
3.25%, 04/21/29[a]	AUD	1,396	1,206,829
4.25%, 07/21/17	AUD	1,229	1,191,927
4.50%, 04/15/20	AUD	1,660	1,654,929
4.50%, 04/21/33[a]	AUD	1,375	1,358,067
4.75%, 10/21/15	AUD	1,950	1,859,869
4.75%, 06/15/16	AUD	1,784	1,722,705
4.75%, 04/21/27[a]	AUD	1,171	1,200,540
5.25%, 03/15/19	AUD	2,172	2,216,372
5.50%, 01/21/18	AUD	3,194	3,231,813
5.50%, 04/21/23	AUD	2,529	2,714,779
5.75%, 05/15/21	AUD	1,987	2,128,789
5.75%, 07/15/22	AUD	2,061	2,232,174
6.00%, 02/15/17	AUD	1,709	1,717,682

			26,783,977
AUSTRIA — 4.40%
Austria Government Bond
1.15%, 10/19/18[b]	EUR	300	416,007
1.75%, 10/20/23[b]	EUR	1,525	2,130,842
1.95%, 06/18/19[b]	EUR	675	969,613
2.40%, 05/23/34[b]	EUR	350	499,971
3.15%, 06/20/44[b]	EUR	600	972,745
3.20%, 02/20/17[b]	EUR	965	1,393,134
3.40%, 11/22/22[b]	EUR	1,384	2,191,652
3.50%, 09/15/21[b]	EUR	1,135	1,797,405
3.65%, 04/20/22[b]	EUR	674	1,081,138
3.80%, 01/26/62[b]	EUR	332	647,432
3.90%, 07/15/20[b]	EUR	1,212	1,931,733
4.00%, 09/15/16[b]	EUR	1,295	1,876,785
4.15%, 03/15/37[b]	EUR	1,195	2,187,277
4.30%, 09/15/17[b]	EUR	795	1,200,759
4.35%, 03/15/19[b]	EUR	1,123	1,776,704
4.65%, 01/15/18[b]	EUR	1,455	2,245,370
4.85%, 03/15/26[b]	EUR	800	1,447,534
6.25%, 07/15/27	EUR	598	1,231,177

			25,997,278
BELGIUM — 4.57%
Belgium Government Bond
1.25%, 06/22/18[a]	EUR	675	936,738
2.25%, 06/22/23[a]	EUR	850	1,222,586
2.60%, 06/22/24[b]	EUR	875	1,282,089
2.75%, 03/28/16[b]	EUR	875	1,222,650
3.00%, 09/28/19[a]	EUR	655	986,395
3.00%, 06/22/34[b]	EUR	300	442,078
3.25%, 09/28/16[b]	EUR	1,037	1,482,264
3.50%, 06/28/17[b]	EUR	1,000	1,467,679

Security	Principal (000s)		Value

3.75%, 09/28/20[b]	EUR	1,147	$1,814,934
3.75%, 06/22/45[a]	EUR	275	457,892
4.00%, 03/28/17[b]	EUR	175	258,176
4.00%, 03/28/18[b]	EUR	1,417	2,154,982
4.00%, 03/28/19	EUR	722	1,124,729
4.00%, 03/28/22	EUR	894	1,455,676
4.00%, 03/28/32[a]	EUR	575	966,181
4.25%, 09/28/21[b]	EUR	840	1,382,298
4.25%, 09/28/22[a]	EUR	795	1,317,583
4.25%, 03/28/41[b]	EUR	806	1,445,324
4.50%, 03/28/26[b]	EUR	550	947,633
5.00%, 03/28/35[b]	EUR	1,396	2,667,199
5.50%, 09/28/17[b]	EUR	100	156,150
5.50%, 03/28/28	EUR	969	1,847,191

			27,038,427
CANADA — 4.27%
Canada Government International Bond
2.75%, 12/01/64	CAD	450	419,755
Canadian Government Bond
1.00%, 11/01/15	CAD	375	344,308
1.00%, 05/01/16	CAD	325	298,235
1.00%, 08/01/16	CAD	1,275	1,168,892
1.25%, 02/01/16	CAD	425	391,489
1.25%, 03/01/18	CAD	825	755,432
1.25%, 09/01/18	CAD	800	729,134
1.50%, 02/01/17	CAD	250	231,714
1.50%, 03/01/17	CAD	975	904,023
1.50%, 09/01/17	CAD	500	462,798
1.50%, 06/01/23	CAD	1,375	1,206,986
1.75%, 03/01/19	CAD	1,025	950,948
1.75%, 09/01/19	CAD	375	346,792
2.00%, 06/01/16	CAD	825	770,164
2.50%, 06/01/24	CAD	1,000	945,850
2.75%, 09/01/16	CAD	550	522,299
2.75%, 06/01/22	CAD	988	961,137
3.00%, 12/01/15	CAD	1,293	1,218,222
3.25%, 06/01/21	CAD	925	929,053
3.50%, 06/01/20	CAD	1,125	1,138,589
3.50%, 12/01/45	CAD	1,220	1,309,148
3.75%, 06/01/19	CAD	991	1,003,726
4.00%, 06/01/16	CAD	700	676,601
4.00%, 06/01/17	CAD	1,023	1,014,496
4.00%, 06/01/41	CAD	1,195	1,366,415
4.25%, 06/01/18	CAD	825	838,648
5.00%, 06/01/37	CAD	1,028	1,318,888
5.75%, 06/01/29	CAD	859	1,111,157
5.75%, 06/01/33	CAD	820	1,106,452
8.00%, 06/01/27	CAD	400	598,102
9.00%, 06/01/25	CAD	120	181,886

			25,221,339
DENMARK — 4.36%
Denmark Government Bond
1.50%, 11/15/23	DKK	13,832	2,544,098
2.00%, 11/15/14	DKK	—	31
2.50%, 11/15/16	DKK	10,566	2,000,068
3.00%, 11/15/21	DKK	18,829	3,894,252
4.00%, 11/15/15	DKK	18,255	3,441,512
4.00%, 11/15/17	DKK	11,373	2,295,658

139

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2014

Security	Principal (000s)		Value

4.00%, 11/15/19	DKK	20,117	$4,271,513
4.50%, 11/15/39	DKK	23,433	6,159,542
7.00%, 11/10/24	DKK	4,239	1,184,105

			25,790,779
FINLAND — 3.28%
Finland Government Bond
1.13%, 09/15/18[b]	EUR	825	1,142,286
1.50%, 04/15/23[b]	EUR	988	1,359,540
1.63%, 09/15/22[b]	EUR	1,070	1,494,167
1.75%, 04/15/16[b]	EUR	1,038	1,428,885
1.88%, 04/15/17[b]	EUR	900	1,261,472
2.00%, 04/15/24[b]	EUR	800	1,138,082
2.63%, 07/04/42[b]	EUR	695	1,032,554
2.75%, 07/04/28[b]	EUR	768	1,157,399
3.38%, 04/15/20[b]	EUR	1,275	1,971,703
3.50%, 04/15/21[b]	EUR	1,189	1,872,293
3.88%, 09/15/17[b]	EUR	1,404	2,094,736
4.00%, 07/04/25[b]	EUR	1,212	2,037,595
4.38%, 07/04/19[b]	EUR	890	1,418,446

			19,409,158
FRANCE — 6.50%
France Government Bond OAT
0.50%, 11/25/19	EUR	400	534,104
1.00%, 05/25/18	EUR	100	137,470
1.00%, 11/25/18	EUR	500	687,565
1.00%, 05/25/19	EUR	75	102,984
1.75%, 05/25/23	EUR	630	877,939
1.75%, 11/25/24	EUR	475	647,937
2.25%, 10/25/22	EUR	463	673,102
2.25%, 05/25/24	EUR	225	323,138
2.50%, 10/25/20	EUR	295	438,077
2.75%, 10/25/27	EUR	652	959,987
3.00%, 10/25/15	EUR	750	1,039,767
3.00%, 04/25/22	EUR	1,097	1,681,997
3.25%, 04/25/16	EUR	425	599,892
3.25%, 10/25/21	EUR	550	856,021
3.50%, 04/25/15	EUR	1,350	1,851,346
3.50%, 04/25/20	EUR	1,775	2,763,100
3.50%, 04/25/26	EUR	705	1,119,746
3.75%, 04/25/17	EUR	525	771,887
3.75%, 10/25/19	EUR	1,300	2,031,341
3.75%, 04/25/21	EUR	200	319,153
4.00%, 10/25/38	EUR	736	1,274,608
4.00%, 04/25/55	EUR	309	557,859
4.00%, 04/25/60	EUR	347	632,814
4.25%, 10/25/18	EUR	2,749	4,284,792
4.25%, 10/25/23	EUR	1,100	1,845,652
4.50%, 04/25/41	EUR	625	1,173,953
4.75%, 04/25/35	EUR	825	1,552,345
5.00%, 10/25/16	EUR	2,131	3,163,124
5.50%, 04/25/29	EUR	650	1,258,795
5.75%, 10/25/32	EUR	391	804,689
6.00%, 10/25/25	EUR	275	532,707
8.50%, 10/25/19	EUR	250	473,117
8.50%, 04/25/23	EUR	335	718,926
French Treasury Note BTAN
1.00%, 07/25/17	EUR	325	445,739
1.75%, 02/25/17	EUR	275	383,452

Security	Principal (000s)		Value

2.00%, 07/12/15	EUR	325	$442,751
2.25%, 02/25/16	EUR	75	103,788
2.50%, 07/25/16	EUR	250	350,476

			38,416,140
GERMANY — 5.53%
Bundesobligation
0.25%, 04/13/18	EUR	660	886,127
0.50%, 04/07/17	EUR	1,828	2,475,177
0.50%, 02/23/18	EUR	325	440,551
1.00%, 10/12/18	EUR	340	469,650
1.75%, 10/09/15	EUR	1,125	1,535,957
2.00%, 02/26/16	EUR	100	137,928
2.75%, 04/08/16	EUR	300	419,672
Bundesrepublik Deutschland
1.50%, 09/04/22	EUR	575	806,064
1.50%, 02/15/23	EUR	355	495,628
1.50%, 05/15/23	EUR	375	522,402
1.75%, 07/04/22	EUR	820	1,173,391
1.75%, 02/15/24	EUR	325	459,102
2.00%, 01/04/22	EUR	575	838,684
2.00%, 08/15/23	EUR	700	1,013,111
2.25%, 09/04/20	EUR	221	326,287
2.25%, 09/04/21	EUR	498	738,858
2.50%, 01/04/21	EUR	1,000	1,501,651
2.50%, 07/04/44	EUR	362	530,469
2.50%, 08/15/46	EUR	750	1,100,388
3.00%, 07/04/20	EUR	75	115,216
3.25%, 01/04/20	EUR	390	601,576
3.25%, 07/04/21	EUR	375	590,234
3.25%, 07/04/42	EUR	483	810,470
3.50%, 01/04/16	EUR	800	1,123,150
3.50%, 07/04/19	EUR	721	1,115,335
3.75%, 01/04/19	EUR	1,123	1,736,518
4.00%, 07/04/16	EUR	200	287,932
4.00%, 01/04/37	EUR	489	886,767
4.25%, 07/04/17	EUR	2,039	3,060,943
4.25%, 07/04/18	EUR	1,110	1,722,527
4.25%, 07/04/39	EUR	350	669,725
4.75%, 07/04/28	EUR	164	305,890
4.75%, 07/04/34	EUR	406	792,998
4.75%, 07/04/40	EUR	307	633,170
5.50%, 01/04/31	EUR	462	943,783
5.63%, 01/04/28	EUR	200	399,417
6.25%, 01/04/24	EUR	125	245,184
6.25%, 01/04/30	EUR	100	215,803
6.50%, 07/04/27	EUR	225	479,133
Bundesschatzanweisungen
0.25%, 09/11/15	EUR	50	67,074

			32,673,942
IRELAND — 4.53%
Ireland Government Bond
3.40%, 03/18/24[a]	EUR	1,225	1,806,004
3.90%, 03/20/23	EUR	1,133	1,744,310
4.40%, 06/18/19	EUR	1,384	2,166,646
4.50%, 02/18/15	EUR	622	852,124
4.50%, 10/18/18	EUR	1,711	2,656,701
4.50%, 04/18/20	EUR	2,256	3,576,453
4.60%, 04/18/16	EUR	1,666	2,401,689

140

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2014

Security	Principal (000s)		Value

5.00%, 10/18/20	EUR	1,907	$3,123,397
5.40%, 03/13/25	EUR	2,610	4,472,999
5.50%, 10/18/17	EUR	1,071	1,666,275
5.90%, 10/18/19	EUR	1,380	2,313,845

			26,780,443
ITALY — 6.90%
Italy Buoni Poliennali Del Tesoro
2.25%, 05/15/16	EUR	200	276,021
2.50%, 05/01/19	EUR	175	247,806
2.75%, 12/01/15	EUR	904	1,247,097
2.75%, 11/15/16	EUR	450	630,995
3.00%, 04/15/15	EUR	194	264,404
3.00%, 06/15/15	EUR	801	1,096,335
3.00%, 11/01/15	EUR	601	830,329
3.50%, 11/01/17	EUR	291	422,134
3.50%, 06/01/18	EUR	297	434,375
3.50%, 12/01/18	EUR	525	772,744
3.50%, 03/01/30[b]	EUR	350	481,061
3.75%, 08/01/15	EUR	471	651,247
3.75%, 04/15/16	EUR	329	464,748
3.75%, 08/01/16	EUR	532	757,116
3.75%, 03/01/21	EUR	693	1,040,014
3.75%, 05/01/21	EUR	400	598,862
3.75%, 08/01/21[a]	EUR	671	1,004,636
3.75%, 09/01/24	EUR	350	512,634
4.00%, 02/01/17	EUR	749	1,084,981
4.00%, 09/01/20	EUR	466	709,664
4.00%, 02/01/37[a]	EUR	612	874,710
4.25%, 02/01/19[a]	EUR	795	1,208,056
4.25%, 09/01/19	EUR	564	863,541
4.25%, 03/01/20	EUR	550	845,630
4.50%, 07/15/15	EUR	150	208,501
4.50%, 02/01/18	EUR	841	1,263,080
4.50%, 08/01/18	EUR	640	972,163
4.50%, 03/01/19	EUR	790	1,213,840
4.50%, 02/01/20[a]	EUR	339	526,727
4.50%, 05/01/23	EUR	397	616,670
4.50%, 03/01/24	EUR	525	817,167
4.50%, 03/01/26[a]	EUR	459	709,795
4.75%, 09/15/16	EUR	509	740,776
4.75%, 05/01/17	EUR	219	324,862
4.75%, 06/01/17	EUR	418	621,516
4.75%, 09/01/21	EUR	694	1,101,361
4.75%, 08/01/23[b]	EUR	620	982,506
4.75%, 09/01/28[b]	EUR	372	584,755
4.75%, 09/01/44[b]	EUR	320	497,972
5.00%, 03/01/22	EUR	554	890,733
5.00%, 03/01/25[b]	EUR	662	1,065,760
5.00%, 08/01/34[a]	EUR	477	770,613
5.00%, 08/01/39[a]	EUR	472	761,418
5.00%, 09/01/40[a]	EUR	542	870,228
5.25%, 08/01/17[a]	EUR	461	697,677
5.25%, 11/01/29	EUR	749	1,237,629
5.50%, 09/01/22	EUR	696	1,152,969
5.50%, 11/01/22	EUR	457	756,598
5.75%, 02/01/33	EUR	387	679,330
6.00%, 05/01/31	EUR	585	1,048,224
6.50%, 11/01/27	EUR	624	1,144,536
7.25%, 11/01/26	EUR	309	595,287
9.00%, 11/01/23	EUR	251	518,473

Security	Principal (000s)		Value

Italy Government International Bond
5.75%, 07/25/16[a]	EUR	50	$73,393

			40,763,699
JAPAN — 22.74%
Japan Government Five Year Bond
0.10%, 12/20/17	JPY	83,900	816,139
0.10%, 03/20/18	JPY	57,500	559,249
0.20%, 03/20/17	JPY	9,750	95,110
0.20%, 06/20/17	JPY	353,150	3,445,475
0.20%, 09/20/17	JPY	331,300	3,232,716
0.20%, 12/20/17	JPY	100,000	976,030
0.20%, 09/20/18	JPY	102,700	1,001,963
0.20%, 12/20/18	JPY	181,000	1,765,452
0.20%, 03/20/19	JPY	152,200	1,484,111
0.20%, 06/20/19	JPY	300,000	2,924,355
0.30%, 09/20/15	JPY	135,000	1,316,458
0.30%, 06/20/16	JPY	135,200	1,320,394
0.30%, 12/20/16	JPY	167,750	1,639,965
0.30%, 03/20/17	JPY	45,300	443,049
0.30%, 06/20/18	JPY	75,000	734,670
0.30%, 09/20/18	JPY	48,000	470,217
0.40%, 09/20/16	JPY	125,000	1,223,927
0.40%, 12/20/16	JPY	84,800	830,980
0.40%, 06/20/18	JPY	30,500	299,910
0.50%, 12/20/15	JPY	68,300	668,235
0.50%, 03/20/16	JPY	163,150	1,597,850
Japan Government Forty Year Bond
1.90%, 03/20/53	JPY	32,300	325,701
2.00%, 03/20/52	JPY	45,300	469,757
2.20%, 03/20/49	JPY	30,200	329,629
2.20%, 03/20/50	JPY	32,850	358,461
2.20%, 03/20/51	JPY	47,050	513,215
2.40%, 03/20/48	JPY	22,750	259,636
Japan Government Ten Year Bond
0.60%, 03/20/23	JPY	105,450	1,040,349
0.60%, 09/20/23	JPY	66,850	657,462
0.60%, 12/20/23	JPY	145,550	1,429,330
0.60%, 03/20/24	JPY	110,300	1,081,441
0.70%, 12/20/22	JPY	28,550	284,378
0.80%, 09/20/20	JPY	100,000	1,008,061
0.80%, 06/20/22	JPY	35,050	352,456
0.80%, 09/20/22	JPY	281,250	2,826,640
0.80%, 12/20/22	JPY	240,150	2,411,005
0.80%, 06/20/23	JPY	170,600	1,709,252
0.80%, 09/20/23	JPY	51,250	512,988
1.00%, 09/20/20	JPY	86,550	882,669
1.00%, 09/20/21	JPY	87,750	896,247
1.00%, 12/20/21	JPY	106,250	1,085,014
1.00%, 03/20/22	JPY	244,550	2,496,581
1.10%, 06/20/20	JPY	75,000	768,335
1.10%, 03/20/21	JPY	28,950	297,498
1.10%, 06/20/21	JPY	26,950	277,034
1.10%, 09/20/21	JPY	9,000	92,535
1.10%, 12/20/21	JPY	189,050	1,943,831
1.20%, 12/20/20	JPY	176,500	1,823,270
1.20%, 06/20/21	JPY	123,400	1,276,611
1.30%, 03/20/18	JPY	100,000	1,014,937
1.30%, 12/20/18	JPY	168,800	1,725,442
1.30%, 03/20/19	JPY	108,050	1,106,715
1.30%, 12/20/19	JPY	126,300	1,302,830

141

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2014

Security	Principal (000s)		Value

1.30%, 03/20/20	JPY	15,650	$161,766
1.30%, 06/20/20	JPY	25,100	259,977
1.30%, 03/20/21	JPY	92,850	965,943
1.40%, 09/20/15	JPY	158,800	1,567,724
1.40%, 12/20/15	JPY	19,600	194,126
1.40%, 12/20/18	JPY	141,100	1,448,266
1.40%, 09/20/19	JPY	33,700	348,467
1.40%, 03/20/20	JPY	49,600	515,375
1.50%, 09/20/15	JPY	541,550	5,352,306
1.50%, 12/20/15	JPY	22,250	220,670
1.50%, 12/20/17	JPY	323,250	3,293,733
1.50%, 06/20/18	JPY	35,150	360,220
1.50%, 09/20/18	JPY	75,000	770,829
1.50%, 06/20/19	JPY	46,100	477,703
1.60%, 12/20/15	JPY	23,400	232,389
1.60%, 03/20/16	JPY	34,900	347,860
1.70%, 12/20/16	JPY	138,000	1,393,715
1.70%, 03/20/17	JPY	163,900	1,661,441
1.70%, 09/20/17	JPY	100,000	1,021,432
1.80%, 06/20/17	JPY	100,000	1,020,285
1.90%, 06/20/17	JPY	118,150	1,208,764
Japan Government Thirty Year Bond
1.10%, 03/20/33	JPY	78,800	741,073
1.70%, 12/20/43	JPY	33,650	329,481
1.80%, 11/22/32	JPY	99,200	1,048,355
1.80%, 03/20/43	JPY	48,750	489,790
1.80%, 09/20/43	JPY	33,450	335,206
1.90%, 09/20/42	JPY	82,400	847,085
1.90%, 06/20/43	JPY	27,400	281,122
2.00%, 09/20/40	JPY	101,550	1,070,139
2.00%, 09/20/41	JPY	84,100	884,712
2.00%, 03/20/42	JPY	73,350	770,883
2.20%, 09/20/39	JPY	30,700	336,367
2.20%, 03/20/41	JPY	100,050	1,095,194
2.30%, 03/20/39	JPY	23,100	257,873
2.30%, 03/20/40	JPY	93,200	1,039,542
2.40%, 11/20/31	JPY	225,000	2,605,064
2.40%, 03/20/34	JPY	5,700	65,063
2.40%, 03/20/37	JPY	60,100	681,336
2.40%, 09/20/38	JPY	57,050	647,819
2.50%, 06/20/34	JPY	9,800	113,361
2.50%, 09/20/35	JPY	48,350	557,684
2.50%, 09/20/36	JPY	68,200	785,784
2.50%, 09/20/37	JPY	79,600	917,209
2.50%, 03/20/38	JPY	40,000	461,244
2.90%, 11/20/30	JPY	25,000	308,634
Japan Government Twenty Year Bond
1.50%, 03/20/33	JPY	46,400	466,134
1.50%, 03/20/34	JPY	225,450	2,234,681
1.50%, 06/20/34	JPY	30,000	296,493
1.60%, 06/20/30	JPY	91,250	958,314
1.60%, 03/20/33	JPY	33,700	343,997
1.60%, 12/20/33	JPY	163,500	1,653,507
1.70%, 12/20/31	JPY	1,600	16,810
1.70%, 09/20/32	JPY	158,700	1,654,440
1.70%, 12/20/32	JPY	65,950	685,467
1.70%, 06/20/33	JPY	58,600	605,768
1.70%, 09/20/33	JPY	64,000	659,984
1.80%, 06/20/30	JPY	9,500	102,437
1.80%, 09/20/30	JPY	1,300	13,998
1.80%, 09/20/31	JPY	118,600	1,267,827
1.80%, 12/20/31	JPY	129,200	1,377,648

Security	Principal (000s)		Value

1.80%, 03/20/32	JPY	4,750	$50,516
1.80%, 12/20/32	JPY	12,400	130,785
1.90%, 06/20/22	JPY	15,000	163,383
1.90%, 03/20/24	JPY	18,050	198,270
1.90%, 12/20/28	JPY	63,250	696,018
1.90%, 03/20/29	JPY	53,700	590,441
1.90%, 09/20/30	JPY	11,850	129,366
1.90%, 06/20/31	JPY	24,400	264,856
2.00%, 03/20/27	JPY	1,350	15,081
2.00%, 06/20/30	JPY	43,700	483,838
2.10%, 12/20/21	JPY	76,950	845,810
2.10%, 03/20/24	JPY	36,900	412,113
2.10%, 03/20/25	JPY	47,750	536,043
2.10%, 12/20/26	JPY	117,450	1,325,762
2.10%, 03/20/27	JPY	51,350	579,758
2.10%, 09/20/27	JPY	11,450	129,309
2.10%, 12/20/27	JPY	105,500	1,191,406
2.10%, 06/20/28	JPY	18,450	208,154
2.10%, 09/20/28	JPY	78,450	884,825
2.10%, 12/20/28	JPY	43,100	485,615
2.10%, 03/20/29	JPY	46,500	523,657
2.10%, 06/20/29	JPY	63,450	714,150
2.10%, 09/20/29	JPY	96,200	1,081,358
2.10%, 12/20/29	JPY	54,100	608,076
2.10%, 03/20/30	JPY	59,400	666,636
2.10%, 12/20/30	JPY	38,350	428,844
2.20%, 09/21/20	JPY	86,000	938,168
2.20%, 03/20/24	JPY	14,750	166,053
2.20%, 06/20/24	JPY	50,000	564,010
2.20%, 09/20/27	JPY	17,200	196,361
2.20%, 03/20/28	JPY	50,000	570,540
2.20%, 09/20/28	JPY	59,150	674,840
2.20%, 06/20/29	JPY	14,500	165,159
2.20%, 12/20/29	JPY	83,250	946,598
2.20%, 03/20/30	JPY	67,350	765,269
2.20%, 03/20/31	JPY	84,850	960,764
2.30%, 06/20/27	JPY	24,000	276,674
2.30%, 06/20/28	JPY	16,100	185,777
2.40%, 06/20/24	JPY	50,000	573,433
2.40%, 03/20/28	JPY	15,000	174,966
2.40%, 06/20/28	JPY	50,000	583,381
2.60%, 03/20/18	JPY	40,000	424,245
Japan Government Two Year Bond
0.10%, 10/15/15	JPY	12,500	121,626
0.10%, 11/15/15	JPY	14,150	137,687
0.10%, 12/15/15	JPY	34,550	336,204
0.10%, 01/15/16	JPY	36,650	356,628
0.10%, 02/15/16	JPY	75,150	731,228

			134,429,762
NETHERLANDS — 4.98%
Netherlands Government Bond
0.00%, 04/15/16[b]	EUR	825	1,102,892
0.75%, 04/15/15	EUR	200	268,938
1.25%, 01/15/18[b]	EUR	676	937,351
1.25%, 01/15/19[b]	EUR	625	869,642
1.75%, 07/15/23[b]	EUR	1,000	1,399,468
2.00%, 07/15/24	EUR	550	779,752
2.25%, 07/15/22[b]	EUR	950	1,390,317
2.50%, 01/15/17[b]	EUR	1,325	1,877,573
2.50%, 01/15/33[b]	EUR	639	924,815

142

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2014

Security	Principal (000s)		Value

2.75%, 01/15/47	EUR	225	$342,664
3.25%, 07/15/15[b]	EUR	1,358	1,872,204
3.25%, 07/15/21[b]	EUR	2,650	4,127,018
3.50%, 07/15/20[b]	EUR	2,016	3,153,355
3.75%, 01/15/23[b]	EUR	681	1,106,399
3.75%, 01/15/42[b]	EUR	741	1,335,945
4.00%, 07/15/16[b]	EUR	775	1,116,111
4.00%, 07/15/18[b]	EUR	725	1,112,929
4.00%, 07/15/19[b]	EUR	292	458,697
4.00%, 01/15/37[b]	EUR	852	1,540,888
4.50%, 07/15/17[b]	EUR	855	1,291,281
5.50%, 01/15/28[b]	EUR	825	1,612,824
7.50%, 01/15/23	EUR	400	812,926

			29,433,989
NORWAY — 1.50%
Norway Government Bond
2.00%, 05/24/23	NOK	9,466	1,483,343
3.00%, 03/14/24	NOK	6,375	1,071,484
3.75%, 05/25/21	NOK	12,063	2,134,222
4.25%, 05/19/17	NOK	12,474	2,134,942
4.50%, 05/22/19	NOK	11,343	2,035,366

			8,859,357
PORTUGAL — 4.31%
Portugal Obrigacoes do Tesouro OT
3.35%, 10/15/15[b]	EUR	1,459	2,021,117
3.85%, 04/15/21[b]	EUR	1,385	1,962,772
4.10%, 04/15/37[b]	EUR	1,456	1,860,792
4.20%, 10/15/16[b]	EUR	1,231	1,759,492
4.35%, 10/16/17[b]	EUR	2,058	2,993,479
4.45%, 06/15/18[b]	EUR	2,448	3,587,875
4.75%, 06/14/19[b]	EUR	1,929	2,891,576
4.80%, 06/15/20[b]	EUR	1,708	2,569,753
4.95%, 10/25/23[b]	EUR	1,485	2,214,782
5.65%, 02/15/24[b]	EUR	1,773	2,757,407
6.40%, 02/15/16[b]	EUR	602	876,224

			25,495,269
SPAIN — 4.68%
Spain Government Bond
2.10%, 04/30/17	EUR	125	173,982
2.75%, 04/30/19	EUR	1,050	1,510,746
2.75%, 10/31/24[b]	EUR	275	372,524
3.00%, 04/30/15	EUR	1,050	1,433,591
3.15%, 01/31/16	EUR	554	772,852
3.25%, 04/30/16	EUR	736	1,034,735
3.30%, 07/30/16	EUR	600	848,953
3.75%, 10/31/15	EUR	538	750,689
3.75%, 10/31/18	EUR	655	977,683
3.80%, 01/31/17	EUR	481	696,120
3.80%, 04/30/24[b]	EUR	425	631,844
4.00%, 07/30/15	EUR	241	334,305
4.00%, 04/30/20	EUR	681	1,039,900
4.10%, 07/30/18	EUR	680	1,023,916
4.20%, 01/31/37	EUR	488	716,182
4.25%, 10/31/16	EUR	420	609,266
4.30%, 10/31/19	EUR	652	1,006,574
4.40%, 10/31/23[b]	EUR	800	1,246,299

Security	Principal (000s)		Value

4.50%, 01/31/18	EUR	572	$862,059
4.60%, 07/30/19	EUR	691	1,077,545
4.65%, 07/30/25	EUR	320	505,683
4.70%, 07/30/41	EUR	393	608,243
4.80%, 01/31/24	EUR	406	650,347
4.85%, 10/31/20	EUR	494	790,139
4.90%, 07/30/40	EUR	479	767,743
5.15%, 10/31/28[b]	EUR	150	245,205
5.15%, 10/31/44[b]	EUR	175	287,370
5.40%, 01/31/23[b]	EUR	550	914,290
5.50%, 07/30/17	EUR	582	889,286
5.50%, 04/30/21	EUR	726	1,205,609
5.75%, 07/30/32	EUR	451	797,311
5.85%, 01/31/22	EUR	556	944,588
5.90%, 07/30/26	EUR	525	912,286
6.00%, 01/31/29	EUR	593	1,048,198

			27,686,063
SWEDEN — 3.36%
Sweden Government Bond
1.50%, 11/13/23	SEK	16,820	2,423,495
2.50%, 05/12/25	SEK	9,725	1,518,511
3.00%, 07/12/16	SEK	14,010	2,134,928
3.50%, 06/01/22	SEK	14,190	2,377,633
3.50%, 03/30/39	SEK	11,210	1,983,970
3.75%, 08/12/17	SEK	14,985	2,381,256
4.25%, 03/12/19	SEK	20,580	3,445,402
4.50%, 08/12/15	SEK	12,880	1,947,065
5.00%, 12/01/20	SEK	9,215	1,650,733

			19,862,993
SWITZERLAND — 1.84%
Switzerland Government Bond
2.00%, 04/28/21[a]	CHF	550	675,206
2.25%, 07/06/20[a]	CHF	837	1,031,775
2.50%, 03/12/16[a]	CHF	1,231	1,407,805
3.00%, 01/08/18[a]	CHF	1,225	1,484,469
3.00%, 05/12/19[a]	CHF	1,042	1,303,961
3.75%, 06/10/15[a]	CHF	539	611,673
4.00%, 02/11/23[a]	CHF	918	1,312,842
4.00%, 04/08/28[a]	CHF	1,191	1,830,444
4.25%, 06/05/17[a]	CHF	1,013	1,248,397

			10,906,572
UNITED KINGDOM — 5.34%
United Kingdom Gilt
1.00%, 09/07/17[a]	GBP	675	1,122,953
1.25%, 07/22/18[a]	GBP	875	1,448,105
1.75%, 01/22/17[a]	GBP	758	1,295,628
1.75%, 07/22/19[a]	GBP	400	667,267
1.75%, 09/07/22[a]	GBP	550	877,586
2.00%, 01/22/16[a]	GBP	400	686,787
2.25%, 09/07/23[a]	GBP	625	1,023,853
2.75%, 09/07/24	GBP	225	380,278
3.25%, 01/22/44[a]	GBP	623	1,041,525
3.50%, 07/22/68[a]	GBP	635	1,137,263
3.75%, 09/07/19[a]	GBP	325	595,534
3.75%, 09/07/20[a]	GBP	832	1,530,212
3.75%, 09/07/21[a]	GBP	514	949,655

143

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2014

Security	Principal or Shares (000s)		Value

3.75%, 07/22/52[a]	GBP	377	$701,954
4.00%, 09/07/16[a]	GBP	887	1,590,050
4.00%, 03/07/22[a]	GBP	113	211,415
4.00%, 01/22/60[a]	GBP	336	668,950
4.25%, 12/07/27[a]	GBP	374	723,759
4.25%, 06/07/32[a]	GBP	636	1,239,973
4.25%, 03/07/36[a]	GBP	575	1,125,931
4.25%, 09/07/39[a]	GBP	325	642,042
4.25%, 12/07/40[a]	GBP	450	892,172
4.25%, 12/07/46[a]	GBP	97	194,352
4.25%, 12/07/49[a]	GBP	375	763,249
4.25%, 12/07/55[a]	GBP	419	869,608
4.50%, 03/07/19[a]	GBP	241	454,697
4.50%, 09/07/34[a]	GBP	472	952,896
4.50%, 12/07/42[a]	GBP	348	721,531
4.75%, 09/07/15[a]	GBP	600	1,057,996
4.75%, 03/07/20[a]	GBP	675	1,299,807
4.75%, 12/07/30[a]	GBP	531	1,090,332
4.75%, 12/07/38[a]	GBP	366	776,665
5.00%, 03/07/18[a]	GBP	200	377,629
5.00%, 03/07/25[a]	GBP	468	954,083
6.00%, 12/07/28[a]	GBP	280	640,815
8.00%, 06/07/21[a]	GBP	250	575,296
8.75%, 08/25/17[a]	GBP	125	257,193

			31,539,041
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $557,536,020)			577,088,228

SHORT-TERM INVESTMENTS — 0.90%

MONEY MARKET FUNDS — 0.90%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]		5,289	5,289,354

			5,289,354

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,289,354)			5,289,354

TOTAL INVESTMENTS IN SECURITIES — 98.52%
(Cost: $562,825,374)			582,377,582
Other Assets, Less Liabilities — 1.48%			8,775,430

NET ASSETS — 100.00%			$591,153,012

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen

NOK	— Norwegian Krone
SEK	— Swedish Krona

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

144

Schedule of Investments  (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

July 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 19.14%

AUSTRALIA — 0.33%
CNOOC Curtis Funding No 1 Pty Ltd.
4.50%, 10/03/23[b]	$15,900	$16,548,351

		16,548,351
AZERBAIJAN — 0.34%
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23[b]	17,200	17,122,600

		17,122,600
BRAZIL — 0.54%
Caixa Economica Federal
2.38%, 11/06/17[b]	10,850	10,466,995
4.50%, 10/03/18[b]	16,600	16,870,580

		27,337,575
BRITISH VIRGIN ISLANDS — 3.37%
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	12,997	13,780,462
Sinopec Group Overseas Development 2012 Ltd.
2.75%, 05/17/17[b]	23,248	23,775,111
3.90%, 05/17/22[b]	19,792	19,984,319
4.88%, 05/17/42[b]	11,744	11,977,588
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23[b]	33,500	34,628,920
Sinopec Group Overseas Development 2014 Ltd.
1.01%, 04/10/17[b,c]	14,080	14,035,483
1.75%, 04/10/17[b]	4,500	4,493,033
State Grid Overseas Investment 2013 Ltd.
3.13%, 05/22/23[b]	42,825	41,445,376
State Grid Overseas Investment 2014 Ltd.
2.75%, 05/07/19[d]	5,000	4,994,870
4.13%, 05/07/24[b]	500	515,004

		169,630,166
CAYMAN ISLANDS — 0.21%
Amber Circle Funding Ltd.
3.25%, 12/04/22[b]	10,800	10,465,865

		10,465,865
CHILE — 1.08%
Corporacion Nacional del Cobre de Chile
3.00%, 07/17/22[b]	19,728	18,975,377
3.75%, 11/04/20[b]	15,961	16,473,667
3.88%, 11/03/21[b]	18,420	18,878,842

		54,327,886
CHINA — 0.24%
Export-Import Bank of China (The)

Security	Principal (000s)	Value

2.50%, 07/31/19[d]	$6,000	$5,949,160
3.63%, 07/31/24[d]	6,000	5,950,712

		11,899,872
INDONESIA — 1.29%
Pertamina Persero PT
6.45%, 05/30/44[d]	7,500	7,856,250
PT Pertamina (Persero) Tbk
4.30%, 05/20/23[b]	9,100	8,736,000
4.88%, 05/03/22[b]	9,100	9,145,500
5.25%, 05/23/21[b]	5,000	5,225,000
5.63%, 05/20/43[b]	9,320	8,835,360
6.00%, 05/03/42[b]	8,838	8,694,382
6.45%, 05/30/44[b]	1,000	1,047,500
PT Perusahaan Gas Negara (Persero) Tbk
5.25%, 10/24/42[b]	13,460	12,181,300
5.50%, 11/22/21[b]	3,000	3,172,500

		64,893,792
IRELAND — 0.71%
Russian Railways OJSC via RZD Capital PLC
5.74%, 04/03/17[b]	12,659	12,991,299
Russian Railways via RZD Capital PLC
5.70%, 04/05/22[b]	2,000	1,945,000
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23[b]	5,345	4,827,497
6.80%, 11/22/25[b]	7,200	6,815,664
6.90%, 07/09/20[b]	9,178	9,096,407

		35,675,867
KAZAKHSTAN — 2.57%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[b]	21,034	19,982,300
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18[b]	23,083	27,843,869
KazMunayGas National Co. JSC
4.40%, 04/30/23[b]	16,176	16,115,340
5.75%, 04/30/43[b]	30,698	30,154,645
6.38%, 04/09/21[b]	8,530	9,596,250
7.00%, 05/05/20[b]	22,082	25,488,149

		129,180,553
LUXEMBOURG — 0.35%
Russian Agricultural Bank OJSC Via RSHB Capital SA
5.10%, 07/25/18[b]	7,600	7,157,756
5.30%, 12/27/17[b]	4,200	4,049,409
6.30%, 05/15/17[b]	6,555	6,514,031

		17,721,196
MALAYSIA — 1.58%
Petronas Capital Ltd.
5.25%, 08/12/19[b]	50,876	57,276,974
7.88%, 05/22/22[b]	16,806	22,006,508

		79,283,482

145

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

July 31, 2014

Security	Principal (000s)	Value

MEXICO — 2.53%
Comision Federal de Electricidad
4.88%, 05/26/21[b]	$4,086	$4,341,375
Comision Federal Electricidad
4.88%, 01/15/24[b]	5,400	5,697,000
Petroleos Mexicanos
5.50%, 01/21/21	22,888	25,298,106
5.50%, 06/27/44	11,575	11,893,313
5.75%, 03/01/18	14,200	15,762,000
6.38%, 01/23/45[b]	10,500	12,074,895
6.50%, 06/02/41	8,671	10,058,360
6.63%, 06/15/35	18,969	22,311,338
8.00%, 05/03/19	16,287	19,852,224

		127,288,611
NETHERLANDS — 0.49%
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[b]	15,617	17,451,998
Majapahit Holding BV
7.75%, 01/20/20[b]	6,165	7,274,700

		24,726,698
PHILIPPINES — 0.56%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[b]	10,398	12,438,608
7.39%, 12/02/24[b]	12,466	15,937,781

		28,376,389
SOUTH AFRICA — 1.01%
Eskom Holdings Ltd.
5.75%, 01/26/21[b]	22,597	23,133,679
6.75%, 08/06/23[b]	14,898	15,959,482
Transnet SOC Ltd.
4.00%, 07/26/22[b]	12,698	11,999,610

		51,092,771
VENEZUELA — 1.94%
Petroleos de Venezuela SA
5.38%, 04/12/27[b]	18,689	11,166,797
5.50%, 04/12/37[b]	8,448	4,857,600
6.00%, 11/15/26[b]	22,920	14,164,560
8.50%, 11/02/17[b]	34,278	32,049,556
9.00%, 11/17/21[b]	11,320	9,610,680
9.75%, 05/17/35[b]	13,153	10,654,118
12.75%, 02/17/22[b]	15,231	15,307,155

		97,810,466

TOTAL CORPORATE BONDS & NOTES
(Cost: $959,190,691)		963,382,140

FOREIGN GOVERNMENT OBLIGATIONS[a] — 78.81%

ARGENTINA — 2.27%
Argentine Republic Government International Bond
2.50%, 12/31/38[e,f]	76,593	41,551,703

Security	Principal (000s)	Value

8.28%, 12/31/33[e]	$81,572	$72,548,130

		114,099,833
AZERBAIJAN — 0.38%
Republic of Azerbaijan International Bond
4.75%, 03/18/24[b]	18,500	19,055,000

		19,055,000
BRAZIL — 4.78%
Banco Nacional de Desenvolvimento Economico e Social
3.38%, 09/26/16[b]	11,200	11,463,200
5.50%, 07/12/20[b]	8,500	9,168,865
5.75%, 09/26/23[b]	9,350	10,060,600
6.37%, 06/16/18[b]	6,300	7,056,000
6.50%, 06/10/19[b]	8,315	9,312,800
Brazilian Government International Bond
2.63%, 01/05/23	16,364	14,997,606
4.25%, 01/07/25	31,640	31,798,200
4.88%, 01/22/21	18,950	20,390,200
5.00%, 01/27/45	5,048	4,838,508
5.63%, 01/07/41	23,279	24,850,332
5.88%, 01/15/19	11,454	12,954,474
6.00%, 01/17/17	14,946	16,455,546
7.13%, 01/20/37	21,244	26,767,440
8.25%, 01/20/34	9,602	13,226,755
10.13%, 05/15/27	9,696	15,246,960
11.00%, 08/17/40 (Call 08/17/15)	10,737	11,853,648

		240,441,134
CAYMAN ISLANDS — 0.18%
Brazil Minas SPE
5.33%, 02/15/28[b]	8,946	8,878,905

		8,878,905
CHILE — 0.71%
Chile Government International Bond
3.25%, 09/14/21	16,825	17,312,925
3.88%, 08/05/20	17,073	18,251,037

		35,563,962
COLOMBIA — 4.38%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	12,600	11,781,000
4.00%, 02/26/24	21,246	21,830,265
4.38%, 07/12/21	24,547	26,203,923
5.63%, 02/26/44 (Call 08/26/43)	26,100	29,166,750
6.13%, 01/18/41	30,495	36,517,762
7.38%, 01/27/17	20,855	23,753,845
7.38%, 03/18/19	21,907	26,430,795
7.38%, 09/18/37	21,562	29,216,510
8.13%, 05/21/24	11,570	15,532,725

		220,433,575
COSTA RICA — 0.67%
Costa Rica Government International Bond
4.25%, 01/26/23[b]	15,770	15,139,200
7.00%, 04/04/44[b]	17,870	18,785,838

		33,925,038

146

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

July 31, 2014

Security	Principal (000s)	Value

CROATIA — 2.99%
Croatia Government International Bond
5.50%, 04/04/23[b]	$24,209	$25,056,315
6.00%, 01/26/24[b]	27,328	29,172,640
6.25%, 04/27/17[b]	23,083	24,756,518
6.38%, 03/24/21[b]	22,464	24,570,000
6.63%, 07/14/20[b]	18,956	21,064,855
6.75%, 11/05/19[b]	23,461	26,100,362

		150,720,690
DOMINICAN REPUBLIC — 1.33%
Dominican Republic International Bond
5.88%, 04/18/24[b]	13,800	14,490,000
7.45%, 04/30/44[b]	22,500	23,962,500
7.50%, 05/06/21[b]	24,557	28,363,335

		66,815,835
ECUADOR — 0.38%
Ecuador Government International Bond
7.95%, 06/20/24[d]	18,500	19,147,500

		19,147,500
EGYPT — 0.33%
Egypt Government International Bond
5.75%, 04/29/20[b]	16,024	16,584,840

		16,584,840
EL SALVADOR — 0.38%
El Salvador Government International Bond
7.65%, 06/15/35[b]	17,472	19,174,122

		19,174,122
GABON — 0.53%
Gabonese Republic
6.38%, 12/12/24[b]	24,870	26,859,600

		26,859,600
GHANA — 0.29%
Republic of Ghana
7.88%, 08/07/23[b]	15,300	14,802,750

		14,802,750
HUNGARY — 4.13%
Hungary Government International Bond
4.00%, 03/25/19	11,610	11,905,126
4.13%, 02/19/18	21,864	22,701,391
5.38%, 02/21/23	26,172	27,890,192
5.38%, 03/25/24	26,642	28,189,101
5.75%, 11/22/23	27,138	29,535,913
6.25%, 01/29/20	23,917	26,889,405
6.38%, 03/29/21	34,950	39,843,000

Security	Principal (000s)	Value

7.63%, 03/29/41	$16,438	$20,918,177

		207,872,305
INDONESIA — 3.92%
Indonesia Government International Bond
3.38%, 04/15/23[b]	11,900	11,260,375
4.63%, 04/15/43[b]	3,860	3,464,350
4.88%, 05/05/21[b]	15,660	16,560,450
5.25%, 01/17/42[b]	14,448	14,231,280
5.38%, 10/17/23[b]	10,500	11,340,000
5.88%, 03/13/20[b]	13,000	14,543,750
5.88%, 01/15/24[b]	16,000	17,980,000
6.63%, 02/17/37[b]	9,217	10,634,114
6.75%, 01/15/44[b]	21,900	26,122,977
6.88%, 03/09/17[b]	6,404	7,180,485
6.88%, 01/17/18[b]	16,283	18,501,559
7.75%, 01/17/38[b]	13,128	16,869,480
8.50%, 10/12/35[b]	8,220	11,281,950
11.63%, 03/04/19[b]	12,649	17,139,395

		197,110,165
IRAQ — 0.82%
Republic of Iraq
5.80%, 01/15/28[b] (Call 09/14/14)	46,509	41,160,465

		41,160,465
IVORY COAST — 0.79%
Ivory Coast Government International Bond
7.77%, 12/31/32[b,f]	40,837	39,959,005

		39,959,005
KAZAKHSTAN — 0.28%
KazAgro National Management Holding JSC
4.63%, 05/24/23[b]	14,500	13,956,250

		13,956,250
KENYA — 0.53%
Kenya Government International Bond
6.88%, 06/24/24[d]	25,300	26,881,250

		26,881,250
LATVIA — 0.79%
Republic of Latvia
2.75%, 01/12/20[b]	18,458	18,103,791
5.25%, 02/22/17[b]	19,921	21,621,578

		39,725,369
LEBANON — 2.87%
Lebanon Government International Bond
5.15%, 11/12/18[b]	14,535	14,571,338
6.00%, 01/27/23[b]	13,322	13,388,610
6.10%, 10/04/22[b]	19,390	19,680,850
6.38%, 03/09/20	16,862	17,679,807
6.60%, 11/27/26[b]	14,976	15,275,520
6.75%, 11/29/27[b]	18,092	18,607,622

147

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

July 31, 2014

Security	Principal (000s)	Value

8.25%, 04/12/21[b]	$24,408	$28,069,200
9.00%, 03/20/17	15,244	17,035,170

		144,308,117
LITHUANIA — 1.99%
Lithuania Government International Bond
6.13%, 03/09/21[b]	23,410	27,418,962
6.63%, 02/01/22[b]	24,202	29,223,845
7.38%, 02/11/20[b]	35,708	43,697,665

		100,340,472
MEXICO — 2.93%
Mexico Government International Bond
3.63%, 03/15/22	13,506	13,843,650
4.00%, 10/02/23	13,998	14,599,914
4.75%, 03/08/44	16,378	16,582,725
5.55%, 01/21/45	12,200	13,847,000
5.63%, 01/15/17	13,486	14,902,030
5.75%, 10/12/49	11,594	12,463,550
5.95%, 03/19/19	18,596	21,487,678
6.05%, 01/11/40	16,298	19,761,325
6.75%, 09/27/34	9,422	12,201,490
United Mexican States
5.13%, 01/15/20	7,000	7,864,500

		147,553,862
MONGOLIA — 0.30%
Mongolia Government International Bond
5.13%, 12/05/22[b]	17,400	14,910,930

		14,910,930
MOROCCO — 0.42%
Morocco Government International Bond
4.25%, 12/11/22[b]	21,009	21,009,000

		21,009,000
NETHERLANDS — 0.39%
Republic of Angola Via Northern Lights III BV
7.00%, 08/16/19[b]	17,944	19,397,464

		19,397,464
PAKISTAN — 0.73%
Pakistan Government International Bond
7.25%, 04/15/19[b]	17,800	18,556,500
8.25%, 04/15/24[b]	17,220	18,339,300

		36,895,800
PANAMA — 1.38%
Panama Government International Bond
5.20%, 01/30/20	26,412	29,185,260
6.70%, 01/26/36	32,914	40,354,210

		69,539,470

Security	Principal (000s)	Value

PERU — 3.24%
Peruvian Government International Bond
5.63%, 11/18/50	$23,858	$26,661,315
6.55%, 03/14/37	19,265	24,129,412
7.13%, 03/30/19	18,717	22,619,495
7.35%, 07/21/25	33,464	44,088,820
8.75%, 11/21/33	29,900	45,597,500

		163,096,542
PHILIPPINES — 4.77%
Philippine Government International Bond
4.00%, 01/15/21	28,646	30,328,953
4.20%, 01/21/24	11,000	11,605,000
5.00%, 01/13/37	13,884	15,359,175
5.50%, 03/30/26	14,000	16,100,000
6.38%, 01/15/32	16,575	20,635,875
6.38%, 10/23/34	30,088	37,798,050
7.75%, 01/14/31	26,581	36,881,137
8.38%, 06/17/19	9,905	12,542,206
9.50%, 02/02/30	19,829	31,081,958
10.63%, 03/16/25	17,613	27,740,475

		240,072,829
POLAND — 3.65%
Poland Government International Bond
3.00%, 03/17/23	20,673	20,071,416
4.00%, 01/22/24	30,132	31,274,907
5.00%, 03/23/22	43,058	47,827,965
5.13%, 04/21/21	25,522	28,608,120
6.38%, 07/15/19	47,134	55,783,089

		183,565,497
ROMANIA — 2.13%
Romanian Government International Bond
4.38%, 08/22/23[b]	26,612	27,277,300
4.88%, 01/22/24[b]	8,360	8,882,500
6.13%, 01/22/44[b]	16,432	18,670,860
6.75%, 02/07/22[b]	44,024	52,443,590

		107,274,250
RUSSIA — 4.19%
Russian Foreign Bond — Eurobond
3.25%, 04/04/17[b]	8,600	8,836,500
3.50%, 01/16/19[b]	7,000	6,965,000
4.50%, 04/04/22[b]	13,400	13,148,750
4.88%, 09/16/23[b]	14,000	13,825,000
5.00%, 04/29/20[b]	8,400	8,683,500
5.63%, 04/04/42[b]	16,200	15,936,750
5.88%, 09/16/43[b]	200	200,750
7.50%, 03/31/30[b,f]	87,756	99,252,076
11.00%, 07/24/18[b]	15,559	20,159,018
12.75%, 06/24/28[b]	14,295	23,693,962

		210,701,306
SERBIA — 1.58%
Republic of Serbia

148

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

July 31, 2014

Security	Principal (000s)	Value

4.88%, 02/25/20[b]	$26,088	$26,381,490
5.88%, 12/03/18[b]	15,400	16,324,770
7.25%, 09/28/21[b]	32,234	36,585,590

		79,291,850
SLOVAKIA — 0.43%
Slovakia Government International Bond
4.38%, 05/21/22[b]	20,459	21,853,895

		21,853,895
SOUTH AFRICA — 2.49%
South Africa Government International Bond
4.67%, 01/17/24	18,852	19,181,910
5.50%, 03/09/20	28,107	30,531,229
5.88%, 05/30/22	13,234	14,722,825
5.88%, 09/16/25	25,150	27,790,750
6.88%, 05/27/19	28,769	32,976,466

		125,203,180
SRI LANKA — 1.38%
Sri Lanka Government International Bond
5.88%, 07/25/22[b]	18,084	18,626,520
6.00%, 01/14/19[d]	10,000	10,600,000
6.00%, 01/14/19[b]	7,000	7,420,000
6.25%, 10/04/20[b]	11,918	12,633,080
6.25%, 07/27/21[b]	19,150	20,299,000

		69,578,600
TURKEY — 5.66%
Turkey Government International Bond
3.25%, 03/23/23	11,966	11,053,592
4.88%, 04/16/43	9,854	9,312,030
5.63%, 03/30/21	10,600	11,554,000
5.75%, 03/22/24	29,333	32,082,969
6.00%, 01/14/41	18,398	19,731,855
6.25%, 09/26/22	14,289	16,146,570
6.63%, 02/17/45	14,575	16,852,344
6.75%, 04/03/18	15,017	16,875,354
6.75%, 05/30/40	7,701	9,087,180
6.88%, 03/17/36	20,539	24,492,757
7.00%, 09/26/16	11,100	12,210,000
7.00%, 03/11/19	12,950	14,876,312
7.00%, 06/05/20	13,298	15,458,925
7.25%, 03/05/38	7,132	8,906,085
7.38%, 02/05/25	5,000	6,106,250
7.50%, 07/14/17	24,133	27,390,955
8.00%, 02/14/34	8,259	10,963,823
11.88%, 01/15/30	12,600	21,750,750

		284,851,751
UKRAINE — 2.86%
Ukraine Government International Bond
6.58%, 11/21/16[b]	19,090	18,254,813
7.50%, 04/17/23[b]	21,224	19,950,560
7.75%, 09/23/20[b]	19,897	18,976,764
7.80%, 11/28/22[b]	29,688	28,463,370
7.95%, 02/23/21[b]	21,218	20,369,280

Security	Principal (000s)	Value

9.25%, 07/24/17[b]	$37,425	$37,892,812

		143,907,599
URUGUAY — 1.83%
Uruguay Government International Bond
4.50%, 08/14/24	30,344	31,937,060
5.10%, 06/18/50	29,128	28,618,521
7.63%, 03/21/36	23,331	31,292,704

		91,848,285
VENEZUELA — 2.05%
Venezuela Government International Bond
6.00%, 12/09/20[b]	6,000	4,515,000
7.00%, 12/01/18[b]	6,300	5,339,250
7.00%, 03/31/38[b]	5,194	3,479,980
7.65%, 04/21/25	5,547	4,118,648
7.75%, 10/13/19[b]	10,147	8,548,847
8.25%, 10/13/24[b]	10,130	7,850,750
9.00%, 05/07/23[b]	7,785	6,481,013
9.25%, 09/15/27	13,005	10,826,662
9.25%, 05/07/28[b]	8,998	7,265,885
9.38%, 01/13/34	5,990	4,821,950
11.75%, 10/21/26[b]	12,900	12,248,550
11.95%, 08/05/31[b]	17,452	16,405,068
12.75%, 08/23/22[b]	10,925	11,034,250

		102,935,853
VIETNAM — 0.30%
Vietnam Government International Bond
6.75%, 01/29/20[b]	13,412	15,172,325

		15,172,325
ZAMBIA — 0.38%
Zambia Government International Bond
8.50%, 04/14/24[b]	16,800	19,026,000

		19,026,000
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $3,914,761,063)		3,965,502,470

149

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

July 31, 2014

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.68%

MONEY MARKET FUNDS — 0.68%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[g,h]	33,986	$33,986,200

		33,986,200

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,986,200)		33,986,200

TOTAL INVESTMENTS IN SECURITIES — 98.63%
(Cost: $4,907,937,954)		4,962,870,810
Other Assets, Less Liabilities — 1.37%		69,170,107

NET ASSETS — 100.00%		$5,032,040,917

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Issuer is in default of interest payments.
[f]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[g]	Affiliated issuer. See Note 2.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

150

Schedule of Investments  (Unaudited)

iSHARES® TIPS BOND ETF

July 31, 2014

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.29%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/16[a]	$304,998	$311,479,057
0.13%, 04/15/17[a]	867,340	890,242,692
0.13%, 04/15/18[a]	1,507,988	1,544,274,110
0.13%, 04/15/19[a]	364,991	372,690,269
0.13%, 01/15/22[a]	503,669	504,376,786
0.13%, 07/15/22	678,344	679,827,571
0.13%, 01/15/23[a]	691,678	686,706,849
0.13%, 07/15/24	256,001	252,080,511
0.38%, 07/15/23[a]	674,494	685,243,574
0.50%, 04/15/15[a]	153,217	154,605,098
0.63%, 07/15/21[a]	423,441	442,958,921
0.63%, 01/15/24	609,720	629,440,241
0.63%, 02/15/43[a]	25,650	23,565,870
0.75%, 02/15/42[a]	299,151	284,708,037
1.13%, 01/15/21[a]	615,164	661,493,932
1.25%, 07/15/20[a]	244,464	265,816,646
1.38%, 07/15/18	6,952	7,524,288
1.38%, 01/15/20	327,120	355,793,975
1.38%, 02/15/44	317,632	353,117,955
1.63%, 01/15/15[a]	1,670	1,686,449
1.63%, 01/15/18[a]	24,120	26,068,838
1.75%, 01/15/28	234,315	270,231,599
1.88%, 07/15/15[a]	124,358	128,419,399
1.88%, 07/15/19[a]	332,520	370,811,282
2.00%, 01/15/16[a]	398,715	417,654,309
2.00%, 01/15/26[a]	222,387	261,582,721
2.13%, 01/15/19[a]	6,609	7,368,815
2.13%, 02/15/40	168,764	216,544,678
2.13%, 02/15/41[a]	170,100	219,961,109
2.38%, 01/15/17[a]	71,756	77,798,729
2.38%, 01/15/25[a]	343,187	414,344,435
2.38%, 01/15/27[a]	223,624	274,288,576
2.50%, 07/15/16[a]	278,974	300,419,909
2.50%, 01/15/29[a]	265,747	336,211,314
2.63%, 07/15/17[a]	1,631	1,809,036
3.38%, 04/15/32[a]	60,418	87,474,545
3.63%, 04/15/28	189,154	265,968,938
3.88%, 04/15/29	281,980	412,879,889

		13,197,470,952

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $12,962,071,953)		13,197,470,952

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 22.52%

MONEY MARKET FUNDS — 22.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	2,534,215	$2,534,214,731
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	264,282	264,282,241
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	194,473	194,472,729

		2,992,969,701

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,992,969,701)		2,992,969,701

TOTAL INVESTMENTS IN SECURITIES — 121.81%
(Cost: $15,955,041,654)		16,190,440,653
Other Assets, Less Liabilities — (21.81)%		(2,898,629,922)

NET ASSETS —100.00%		$13,291,810,731

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

151

Schedule of Investments  (Unaudited)

iSHARES® TREASURY FLOATING RATE BOND ETF

July 31, 2014

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.81%
U.S. Treasury Notes
0.07%, 01/31/16[a]	$2,105	$2,104,768
0.09%, 04/30/16[a]	2,495	2,495,175
0.10%, 07/31/16[a]	400	400,000

		4,999,943

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $4,999,677)		4,999,943

SHORT-TERM INVESTMENTS — 0.19%

MONEY MARKET FUNDS — 0.19%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	10	9,552

		9,552

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,552)		9,552

TOTAL INVESTMENTS IN SECURITIES — 100.00%		5,009,495
(Cost: $5,009,229)
Other Assets, Less Liabilities — 0.00%		21

NET ASSETS — 100.00%		$5,009,516

[a]	Variable rate security. Rate shown is as of report date.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

152

Schedule of Investments  (Unaudited)

iSHARES® UTILITIES BOND ETF

July 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 95.39%

DIVERSIFIED FINANCIAL SERVICES — 2.14%
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/43 (Call 04/30/23)[a]	$50	$49,500
5.45%, 02/01/18	150	166,564

		216,064

ELECTRIC — 87.24%
Alabama Power Co.
6.00%, 03/01/39[b]	150	188,881
6.13%, 05/15/38	50	64,173
Ameren Illinois Co.
4.30%, 07/01/44 (Call 01/01/44)	100	100,428
Appalachian Power Co.
7.00%, 04/01/38	75	101,666
Arizona Public Service Co.
8.75%, 03/01/19	100	126,767
Berkshire Hathaway Energy Co.
5.15%, 11/15/43 (Call 05/15/43)	25	27,936
6.13%, 04/01/36	225	278,691
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	50	45,028
CMS Energy Corp.
4.88%, 03/01/44 (Call 09/01/43)	50	52,322
Commonwealth Edison Co.
3.40%, 09/01/21 (Call 06/01/21)	100	103,654
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	50	47,418
4.45%, 03/15/44 (Call 09/15/43)	50	51,118
Series 08-B
6.75%, 04/01/38	100	133,365
Constellation Energy Group Inc.
5.15%, 12/01/20 (Call 09/01/20)	50	55,417
Consumers Energy Co.
Series P
5.50%, 08/15/16	200	216,602
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	100	102,190
Dominion Resources Inc. Series A
1.40%, 09/15/17	100	99,527
DTE Electric Co.
3.38%, 03/01/25 (Call 12/01/24)	75	75,108
4.30%, 07/01/44 (Call 01/01/44)	50	50,889
DTE Energy Co.
6.35%, 06/01/16	200	217,251
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	75	73,088
6.05%, 04/15/38	150	190,230
7.00%, 11/15/18	150	179,054
Duke Energy Corp.
3.75%, 04/15/24 (Call 01/15/24)	150	153,252
3.95%, 10/15/23 (Call 07/15/23)	50	51,995
Duke Energy Florida Inc.
3.85%, 11/15/42 (Call 05/15/42)	50	47,481
6.40%, 06/15/38	50	65,985

Security	Principal (000s)	Value

Duke Energy Progress Inc.
4.38%, 03/30/44 (Call 09/30/43)	$75	$77,522
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	100	107,296
Entergy Louisiana LLC
5.40%, 11/01/24	100	115,413
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)[b]	175	181,239
5.60%, 06/15/42 (Call 12/15/41)	90	96,816
FirstEnergy Solutions Corp.
6.05%, 08/15/21	125	137,297
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	50	49,306
5.69%, 03/01/40	150	185,809
Georgia Power Co.
2.85%, 05/15/22[b]	50	49,383
4.30%, 03/15/42	50	50,207
4.30%, 03/15/43	25	25,064
Indiana Michigan Power Co.
7.00%, 03/15/19	150	179,958
Series J
3.20%, 03/15/23 (Call 12/15/22)	100	99,187
ITC Holdings Corp.
3.65%, 06/15/24 (Call 03/15/24)	75	74,390
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	50	55,721
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	75	85,925
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	50	50,695
4.80%, 09/15/43 (Call 03/15/43)	150	163,735
Nevada Power Co.
6.50%, 08/01/18	100	117,396
7.13%, 03/15/19	100	121,640
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	200	199,744
Northern States Power Co.
3.40%, 08/15/42 (Call 02/15/42)	50	44,091
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	50	51,805
5.63%, 11/15/17	150	169,133
Oglethorpe Power Corp.
4.20%, 12/01/42	50	47,964
4.55%, 06/01/44	35	35,261
Oncor Electric Delivery Co. LLC
7.00%, 05/01/32	100	135,631
Pacific Gas & Electric Co.
3.85%, 11/15/23 (Call 08/15/23)	50	51,901
4.75%, 02/15/44 (Call 08/15/43)[b]	100	105,636
5.80%, 03/01/37	100	120,487
6.05%, 03/01/34	125	153,676
PacifiCorp
3.60%, 04/01/24 (Call 01/01/24)	150	153,997
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	35	35,958
4.15%, 03/15/43 (Call 09/15/42)	25	24,775
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	150	148,765
4.70%, 06/01/43 (Call 12/01/42)	35	35,694
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	100	100,403

153

Schedule of Investments  (Unaudited) (Continued)

iSHARES® UTILITIES BOND ETF

July 31, 2014

Security	Principal (000s)	Value

PSEG Power LLC
5.32%, 09/15/16	$150	$161,995
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	75	71,029
3.60%, 09/15/42 (Call 03/15/42)	50	45,660
3.95%, 03/15/43 (Call 09/15/42)	50	48,462
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	100	94,392
3.95%, 05/01/42 (Call 11/01/41)	50	48,486
Series I
4.00%, 06/01/44 (Call 12/01/43)	50	48,687
Puget Sound Energy Inc.
5.76%, 10/01/39	100	123,967
San Diego Gas & Electric Co.
3.00%, 08/15/21	150	152,781
South Carolina Electric & Gas Co.
4.50%, 06/01/64 (Call 12/01/63)	25	24,978
6.63%, 02/01/32	100	130,515
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	25	24,493
4.65%, 10/01/43 (Call 04/01/43)	100	107,383
Series 08-A
5.95%, 02/01/38	100	124,525
Series C
3.50%, 10/01/23 (Call 07/01/23)	50	51,356
TECO Finance Inc.
6.57%, 11/01/17	175	199,600
Toledo Edison Co. (The)
6.15%, 05/15/37	35	42,137
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	50	50,575
Virginia Electric and Power Co.
2.75%, 03/15/23 (Call 12/15/22)[b]	50	48,577
3.45%, 02/15/24 (Call 11/15/23)	75	76,143
4.00%, 01/15/43 (Call 07/15/42)	50	48,476
4.45%, 02/15/44 (Call 08/15/43)	50	52,050
8.88%, 11/15/38	75	122,786
Series D
4.65%, 08/15/43 (Call 02/15/43)	50	53,511
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	50	49,598
Wisconsin Electric Power Co.
4.25%, 06/01/44 (Call 12/01/43)	75	76,207
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	175	193,159

		8,809,964

GAS — 5.37%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	25	30,672
Atmos Energy Corp.
8.50%, 03/15/19	50	63,323
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	50	48,996
National Grid PLC
6.30%, 08/01/16	100	110,137
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	25	24,404
6.00%, 10/15/39	25	30,643
6.50%, 06/01/16	100	110,143

Security	Principal or Shares (000s)	Value

Southern California Gas Co.
Series KK
5.75%, 11/15/35	$100	$123,697

		542,015

WATER — 0.64%
American Water Capital Corp.
6.59%, 10/15/37	50	64,936

		64,936

TOTAL CORPORATE BONDS & NOTES (Cost: $9,602,748)		9,632,979

SHORT-TERM INVESTMENTS — 6.10%

MONEY MARKET FUNDS — 6.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	235	235,084
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	25	24,516
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	357	356,846

		616,446

TOTAL SHORT-TERM INVESTMENTS (Cost: $616,446)		616,446

TOTAL INVESTMENTS IN SECURITIES — 101.49% (Cost: $10,219,194)		10,249,425
Other Assets, Less Liabilities — (1.49)%		(150,366)

NET ASSETS — 100.00%		$10,099,059

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

154

Schedule of Investments  (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

July 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.97%

DOMESTIC FIXED INCOME — 99.97%
iShares 1-3 Year Credit Bond ETF[a]	4,323	$455,515
iShares 20+ Year Treasury Bond ETF[a]	4,083	465,380
iShares Agency Bond ETF[a]	6,740	757,239
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	15,986	1,477,746
iShares Intermediate Credit Bond ETF[a]	19,208	2,106,157
iShares MBS ETF[a]	21,073	2,266,823

		7,528,860

TOTAL INVESTMENT COMPANIES
(Cost: $7,526,846)		7,528,860

SHORT-TERM INVESTMENTS — 20.21%

MONEY MARKET FUNDS — 20.21%
BlackRock Cash Funds: Instituitional, SL Agency Shares
0.14%[a,c,d]	1,431,763	1,431,763
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[a,c,d]	89,305	89,305
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	1,179	1,179

		1,522,247

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,522,247)		1,522,247

TOTAL INVESTMENTS IN SECURITIES — 120.18%
(Cost: $9,049,093)		9,051,107
Other Assets, Less Liabilities — (20.18)%		(1,519,759)

NET ASSETS — 100.00%		$7,531,348

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

155

Notes to Schedules of Investments  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	iShares ETF
0-5 Year High Yield Corporate Bond	iBonds Mar 2016 Corporate ex-Financials[h]
0-5 Year Investment Grade Corporate Bond	iBonds Dec 2018 Corporate[e,i]
0-5 Year TIPS Bond	iBonds Mar 2018 Corporate[j]
1-3 Year International Treasury Bond	iBonds Mar 2018 Corporate ex-Financials[k]
Aaa — A Rated Corporate Bond	iBonds Mar 2020 Corporate[l]
B — Ca Rated Corporate Bond	iBonds Mar 2020 Corporate ex-Financials[m]
Baa — Ba Rated Corporate Bond	iBonds Mar 2023 Corporate[n]
CMBS	iBonds Mar 2023 Corporate ex-Financials[o]
Core GNMA Bond[a]	Industrials Bond
Core Short-Term USD Bond[b]	International Inflation-Linked Bond
Core Total USD Bond Market[c]	International Treasury Bond
Core U.S. Treasury Bond[d]	J.P. Morgan USD Emerging Markets Bond
Financials Bond	TIPS Bond
Floating Rate Bond	Treasury Floating Rate Bond[p]
Global Inflation-Linked Bond	Utilities Bond
iBonds Dec 2016 Corporate[e,f]	Yield Optimized Bond[q]
iBonds Mar 2016 Corporate[g]

[a]	Formerly the iShares GNMA Bond ETF.
[b]	Formerly the iShares Core Short-Term U.S. Bond ETF.
[c]	The Fund commenced operations on June 10, 2014.
[d]	Formerly the iShares U.S. Treasury Bond ETF.
[e]	The Fund commenced operations on May 28, 2014.
[f]	Formerly the iSharesBond Dec 2016 Corporate Term ETF.
[g]	Formerly the iSharesBond Mar 2016 Corporate Term ETF.
[h]	Formerly the iSharesBond Mar 2016 Corporate ex-Financials Term ETF.
[i]	Formerly the iSharesBond Dec 2018 Corporate Term ETF.
[j]	Formerly the iSharesBond Mar 2018 Corporate Term ETF.
[k]	Formerly the iSharesBond Mar 2018 Corporate ex-Financials Term ETF.
[l]	Formerly the iSharesBond Mar 2020 Corporate Term ETF.
[m]	Formerly the iSharesBond Mar 2020 Corporate ex-Financials Term ETF.
[n]	Formerly the iSharesBond Mar 2023 Corporate Term ETF.
[o]	Formerly the iSharesBond Mar 2023 Corporate ex-Financials Term ETF.
[p]	The Fund commenced operations on February 3, 2014
[q]	The Fund commenced operations on April 22, 2014.

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iSHARES® TRUST

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based

157

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iSHARES® TRUST

upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of July 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

0-5 Year High Yield Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$82,961,899	$—	$82,961,899
Money Market Funds	10,236,022	—	—	10,236,022

	$10,236,022	$82,961,899	$—	$93,197,921

0-5 Year Investment Grade Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$17,210,361	$—	$17,210,361
Money Market Funds	667,045	—	—	667,045

	$667,045	$17,210,361	$—	$17,877,406

0-5 Year TIPS Bond
Assets:
U.S. Government Obligations	$—	$509,132,148	$—	$509,132,148
Money Market Funds	21,582,496	—	—	21,582,496

	$21,582,496	$509,132,148	$—	$530,714,644

1-3 Year International Treasury Bond
Assets:
Foreign Government Obligations	$—	$174,369,576	$—	$174,369,576
Money Market Funds	160,323	—	—	160,323

	$160,323	$174,369,576	$—	$174,529,899

Aaa — A Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$420,658,576	$—	$420,658,576
Money Market Funds	36,894,102	—	—	36,894,102

	$36,894,102	$420,658,576	$—	$457,552,678

158

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iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

B — Ca Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$20,160,824	$—	$20,160,824
Money Market Funds	2,968,340	—	—	2,968,340

	$2,968,340	$20,160,824	$—	$23,129,164

Baa — Ba Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$20,712,855	$—	$20,712,855
Money Market Funds	1,601,750	—	—	1,601,750

	$1,601,750	$20,712,855	$—	$22,314,605

CMBS
Assets:
Collateralized Mortgage Obligations	$—	$96,899,649	$—	$96,899,649
Money Market Funds	795,353	—	—	795,353

	$795,353	$96,899,649	$—	$97,695,002

Core GNMA Bond
Assets:
U.S. Government Agency Obligations	$—	$34,285,744	$—	$34,285,744
Money Market Funds	19,810,964	—	—	19,810,964

	$19,810,964	$34,285,744	$—	$54,096,708

Core Short-Term USD Bond
Assets:
Asset-Backed Securities	$—	$1,047,853	$—	$1,047,853
Collateralized Mortgage Obligations	—	3,848,515	—	3,848,515
Corporate Bonds & Notes	—	51,956,557	—	51,956,557
Foreign Government Obligations	—	11,094,809	—	11,094,809
U.S. Government & Agency Obligations	—	93,384,669	—	93,384,669
Money Market Funds	49,784,073	—	—	49,784,073

	$49,784,073	$161,332,403	$—	$211,116,476

Core Total USD Bond Market
Assets:
Collateralized Mortgage Obligations	$—	$480,917	$—	$480,917
Corporate Bonds & Notes	—	8,331,931	—	8,331,931
Foreign Government Obligations	—	1,450,025	—	1,450,025
Municipal Debt Obligations	—	170,302	—	170,302
U.S. Government & Agency Obligations	—	14,134,346	—	14,134,346
Money Market Funds	6,398,412	—	—	6,398,412

	$6,398,412	$24,567,521	$—	$30,965,933

Core U.S. Treasury Bond
Assets:
U.S. Government Obligations	$—	$175,806,874	$—	$175,806,874
Money Market Funds	69,768,266	—	—	69,768,266

	$69,768,266	$175,806,874	$—	$245,575,140

Financials Bond
Assets:
Corporate Bonds & Notes	$—	$10,063,848	$—	$10,063,848
Money Market Funds	752,356	—	—	752,356

	$752,356	$10,063,848	$—	$10,816,204

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iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Floating Rate Bond
Assets:
Corporate Bonds & Notes	$—	$3,440,504,095	$—	$3,440,504,095
Foreign Government Obligations	—	394,142,597	—	394,142,597
Money Market Funds	130,763,170	—	—	130,763,170

	$130,763,170	$3,834,646,692	$—	$3,965,409,862

Global Inflation-Linked Bond
Assets:
Foreign Government Inflation-Indexed Bonds & Notes	$—	$16,719,314	$—	$16,719,314
U.S. Government Obligations	—	8,905,889	—	8,905,889
Money Market Funds	1,985,317	—	—	1,985,317

	$1,985,317	$25,625,203	$—	$27,610,520

iBonds Dec 2016 Corporate
Assets:
Corporate Bonds & Notes	$—	$9,721,996	$—	$9,721,996
Money Market Funds	78,349	—	—	78,349

	$78,349	$9,721,996	$—	$9,800,345

iBonds Mar 2016 Corporate
Assets:
Corporate Bonds & Notes	$—	$26,875,151	$—	$26,875,151
Investment Companies	7,552,265	—	—	7,552,265
Money Market Funds	1,664,994	—	—	1,664,994

	$9,217,259	$26,875,151	$—	$36,092,410

iBonds Mar 2016 Corporate ex-Financials
Assets:
Corporate Bonds & Notes	$—	$33,634,198	$—	$33,634,198
Money Market Funds	1,241,232	—	—	1,241,232

	$1,241,232	$33,634,198	$—	$34,875,430

iBonds Dec 2018 Corporate
Assets:
Corporate Bonds & Notes	$—	$9,542,950	$—	$9,542,950
Money Market Funds	327,878	—	—	327,878

	$327,878	$9,542,950	$—	$9,870,828

iBonds Mar 2018 Corporate
Assets:
Corporate Bonds & Notes	$—	$52,131,944	$—	$52,131,944
Investment Companies	7,613,760	—	—	7,613,760
Money Market Funds	4,115,877	—	—	4,115,877

	$11,729,637	$52,131,944	$—	$63,861,581

iBonds Mar 2018 Corporate ex-Financials
Assets:
Corporate Bonds & Notes	$—	$158,123,140	$—	$158,123,140
Money Market Funds	6,729,100	—	—	6,729,100

	$6,729,100	$158,123,140	$—	$164,852,240

iBonds Mar 2020 Corporate
Assets:
Corporate Bonds & Notes	$—	$21,929,071	$—	$21,929,071
Investment Companies	3,157,035	—	—	3,157,035
Money Market Funds	975,057	—	—	975,057

	$4,132,092	$21,929,071	$—	$26,061,163

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iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

iBonds Mar 2020 Corporate ex-Financials
Assets:
Corporate Bonds & Notes	$—	$48,232,383	$—	$48,232,383
Money Market Funds	1,012,938	—	—	1,012,938

	$1,012,938	$48,232,383	$—	$49,245,321

iBonds Mar 2023 Corporate
Assets:
Corporate Bonds & Notes	$—	$12,338,906	$—	$12,338,906
Investment Companies	3,104,546	—	—	3,104,546
Money Market Funds	1,030,006	—	—	1,030,006

	$4,134,552	$12,338,906	$—	$16,473,458

iBonds Mar 2023 Corporate ex-Financials
Assets:
Corporate Bonds & Notes	$—	$46,984,438	$—	$46,984,438
Money Market Funds	7,008,480	—	—	7,008,480

	$7,008,480	$46,984,438	$—	$53,992,918

Industrials Bond
Assets:
Corporate Bonds & Notes	$—	$9,567,837	$—	$9,567,837
Money Market Funds	848,653	—	—	848,653

	$848,653	$9,567,837	$—	$10,416,490

International Inflation-Linked Bond
Assets:
Foreign Government Inflation-Indexed Bonds & Notes	$—	$118,500,051	$—	$118,500,051
U.S. Government Obligations	—	262,992	—	262,992
Money Market Funds	97,400	—	—	97,400

	$97,400	$118,763,043	$—	$118,860,443

International Treasury Bond
Assets:
Foreign Government Obligations	$—	$577,088,228	$—	$577,088,228
Money Market Funds	5,289,354	—	—	5,289,354

	$5,289,354	$577,088,228	$—	$582,377,582

J.P. Morgan USD Emerging Markets Bond
Assets:
Corporate Bonds & Notes	$—	$963,382,140	$—	$963,382,140
Foreign Government Obligations	—	3,965,502,470	—	3,965,502,470
Money Market Funds	33,986,200	—	—	33,986,200

	$33,986,200	$4,928,884,610	$—	$4,962,870,810

TIPS Bond
Assets:
U.S. Government Obligations	$—	$13,197,470,952	$—	$13,197,470,952
Money Market Funds	2,992,969,701	—	—	2,992,969,701

	$2,992,969,701	$13,197,470,952	$—	$16,190,440,653

Treasury Floating Rate Bond
Assets:
U.S. Government Obligations	$—	$4,999,943	$—	$4,999,943
Money Market Funds	9,552	—	—	9,552

	$9,552	$4,999,943	$—	$5,009,495

Utilities Bond
Assets:
Corporate Bonds & Notes	$—	$9,632,979	$—	$9,632,979
Money Market Funds	616,446	—	—	616,446

	$616,446	$9,632,979	$—	$10,249,425

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iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Yield Optimized Bond
Assets:
Investment Companies	$7,528,860	$—	$—	$7,528,860
Money Market Funds	1,522,247	—	—	1,522,247

	$9,051,107	$—	$—	$9,051,107

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Core GNMA Bond, iShares Core Short-Term USD Bond and iShares Core Total USD Bond Market ETFs may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of July 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year High Yield Corporate Bond	$94,071,022	$241,650	$(1,114,751)	$(873,101)
0-5 Year Investment Grade Corporate Bond	17,851,554	48,419	(22,567)	25,852
0-5 Year TIPS Bond	534,071,720	237,422	(3,594,498)	(3,357,076)
1-3 Year International Treasury Bond	174,983,781	2,414,801	(2,868,683)	(453,882)
Aaa - A Rated Corporate Bond	462,851,424	2,504,001	(7,802,747)	(5,298,746)
B - Ca Rated Corporate Bond	23,098,454	344,179	(313,469)	30,710
Baa - Ba Rated Corporate Bond	21,922,473	541,383	(149,251)	392,132
CMBS	97,003,716	1,060,037	(368,751)	691,286
Core GNMA Bond	54,351,880	44,273	(299,445)	(255,172)
Core Short-Term USD Bond	211,308,008	222,149	(413,681)	(191,532)
Core Total USD Bond Market	31,006,738	52,172	(92,977)	(40,805)
Core U.S. Treasury Bond	246,113,865	399,716	(938,441)	(538,725)
Financials Bond	10,620,015	221,928	(25,739)	196,189
Floating Rate Bond	3,954,201,938	11,499,268	(291,344)	11,207,924
Global Inflation-Linked Bond	27,561,484	982,357	(933,321)	49,036
iBonds Dec 2016 Corporate	9,831,728	11	(31,394)	(31,383)

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iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Mar 2016 Corporate	$35,972,006	$128,422	$(8,018)	$120,404
iBonds Mar 2016 Corporate ex-Financials	34,815,700	65,487	(5,757)	59,730
iBonds Dec 2018 Corporate	9,973,512	—	(102,684)	(102,684)
iBonds Mar 2018 Corporate	63,593,708	366,706	(98,833)	267,873
iBonds Mar 2018 Corporate ex-Financials	165,012,320	428,427	(588,507)	(160,080)
iBonds Mar 2020 Corporate	25,683,266	400,834	(22,937)	377,897
iBonds Mar 2020 Corporate ex-Financials	49,605,528	148,818	(509,025)	(360,207)
iBonds Mar 2023 Corporate	16,060,593	416,372	(3,507)	412,865
iBonds Mar 2023 Corporate ex-Financials	54,978,005	94,160	(1,079,247)	(985,087)
Industrials Bond	10,398,812	126,249	(108,571)	17,678
International Inflation-Linked Bond	121,509,042	4,324,775	(6,973,374)	(2,648,599)
International Treasury Bond	563,510,536	28,614,914	(9,747,868)	18,867,046
J.P. Morgan USD Emerging Markets Bond	4,928,677,564	100,402,599	(66,209,353)	34,193,246
TIPS Bond	15,999,903,626	355,922,149	(165,385,122)	190,537,027
Treasury Floating Rate Bond	5,009,229	266	—	266
Utilities Bond	10,219,194	117,840	(87,609)	30,231
Yield Optimized Bond	9,049,093	33,366	(31,352)	2,014

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of July 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

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The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the nine months ended July 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares or Principal Held at Beginning of Period (000s)	Shares or Principal Purchased (000s)	Shares or Principal Sold (000s)	Shares or Principal Held at End of Period (000s)	Value at End of Period	Dividend or Interest Income	Net Realized Gain (Loss)
0-5 Year Investment Grade Corporate Bond
PNC Funding Corp.
2.70%, 09/19/16	—	50	—	50	$51,802	$63	$—
5.25%, 11/15/15	50	—	—	50	52,829	464	—

					$104,631	$527	$—

Aaa - A rated Corporate Bond
PNC Bank N.A.
1.13%, 01/27/17	—	750	—	750	$748,890	$570
2.20%, 01/28/19	—	250	—	250	250,762	1,687
2.70%, 11/01/22	250	—	—	250	239,608	5,110
2.95%, 01/30/23	400	—	—	400	387,135	9,228
4.20%, 11/01/25	350	—	—	350	368,544	10,595
PNC Funding Corp.				—
2.70%, 09/19/16	650		—	650	672,932	6,146
3.63%, 02/08/15	700	—	(700)	—	—	1,765	1,590
5.13%, 02/08/20	700	—	—	700	793,897	12,564

					$3,461,768	$47,665	$1,590

Core Short-Term USD Bond
PNC Funding Corp.
2.70%, 09/19/16	$50	$150	$—	$200	$207,056	$1,302	$—
6.70%, 06/10/19	—	25	—	25	29,955	—	—

					$237,011	$1,302	$—

Core Total USD Bond Market
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	—	25	—	25	$24,183	$105	$—

164

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares or Principal Held at Beginning of Period (000s)	Shares or Principal Purchased (000s)	Shares or Principal Sold (000s)	Shares or Principal Held at End of Period (000s)	Value at End of Period	Dividend or Interest Income	Net Realized Gain (Loss)
Financials Bond
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	—	50	—	50	$50,364	$151	$—
PNC Funding Corp.
2.70%, 09/19/16	150	—	(75)	75	77,646	1,770	1.546

					$128,010	$1,921	$1,546

Floating Rate Bond
PNC Bank N.A.
0.55%, 04/29/16	9,000	—	—	9,000	$9,003,960	$38,354	$—
PNC Funding Corp.
0.51%, 01/31/14	5,255	—	(5,255)	—	—	3,532	—

					$9,003,960	$41,886	$—

iBonds Dec 2016 Corporate
PNC Funding Corp.
2.70%, 09/19/16	$—	$100	$—	$100	$103,528	$130	$—

iBonds Mar 2016 Corporate
iShares iBonds Mar 2016 Corporate ex-Financials ETF	45	31	—	76	$7,552,265	$32,467	$—

iBonds Mar 2018 Corporate
iShares iBonds Mar 2018 Corporate ex-Financials ETF	47	30	—	77	$7,613,760	$68,274	$—
PNC Bank N.A.
6.00%, 12/07/17	$—	$250	$—	$250	284,807	556	—

					$7,898,567	$68,830	$—

iBonds Mar 2020 Corporate
iShares iBonds Mar 2020 Corporate ex-Financials ETF	32	—	—	32	$3,157,035	$48,850	$—
PNC Funding Corp.
5.13%, 02/08/20	$100	$—	$—	$100	113,414	2,724	—

					$3,270,449	$51,574	$—

iBonds Mar 2023 Corporate
iShares iBonds Mar 2023 Corporate ex-Financials ETF	32	—	—	32	$3,104,546	$21,570	$—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	$100	$—	$—	$100	96,731	—	—

					$3,201,277	$21,570	$—

Yield Optimized Bond
iShares 1-3 Year Credit Bond ETF	—	12,923	(8,600)	4,323	$455,515	$1,384	$2,366
iShares 10+ Year Credit Bond ETF	—	5,308	(5,308)	—	—	785	5,994
iShares 20+ year Treasury Bond ETF	—	5,409	(1,326)	4,083	465,380	3,362	1,820
iShares Agency Bond ETF	—	6,750	(10)	6,740	757,239	1,686	(5)
iShares iBoxx $ High Yield Corporate Bond ETF	—	16,013	(27)	15,986	1,477,746	17,985	(19)
iShares Intermediate Credit Bond ETF	—	19,236	(28)	19,208	2,106,157	10,540	(18)
iShares MBS ETF	—	21,103	(30)	21,073	2,266,823	7,603	(15)

					$7,528,860	$43,345	$10,123

165

Item 2. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: September 24, 2014

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: September 24, 2014